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Bringing you a world of opportunity

                                         FORTIS SERIES FUND, INC.
                                         SEMIANNUAL REPORT
                                         JUNE 30, 2001


[PHOTO OF GLOBE]

OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK II
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   MULTISECTOR BOND
                                                   SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   AMERICAN LEADERS
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   CAPITAL OPPORTUNITIES
                                                   SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   BLUE CHIP STOCK II
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK II
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GLOBAL EQUITY SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   INVESTORS GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

The mutual funds, variable life and variable annuity products are distributed through WOODBURY FINANCIAL SERVICES, INC. and managed by HL INVESTMENT ADVISORS, LLC The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: WOODBURY FINANCIAL SERVICES, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS SERIES FUND, INC.
SEMIANNUAL REPORT

--------------------------------------------------------------------------------

 HIGHLIGHTS

                                                            U.S.
                                           MONEY         GOVERNMENT     DIVERSIFIED     MULTISECTOR         HIGH
                                           MARKET        SECURITIES        INCOME           BOND           YIELD
                                           SERIES          SERIES          SERIES          SERIES          SERIES
                                       --------------  --------------  --------------  --------------  --------------
  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001:
  NET ASSET VALUE PER SHARE:
    Beginning of period..............          $11.32        $10.59           $10.79          $10.50            $7.61
    End of period....................          $11.60        $10.87           $11.13          $10.78            $7.65
  ACCUMULATION UNIT PERFORMANCE:
    Fortis Opportunity
      Annuity/Masters Variable
      Annuity........................           +1.76%        +1.99%           +2.40%          +1.99%           -0.09%
    Harmony Investment Life..........           +2.07%        +2.30%           +2.71%          +2.30%           +0.21%
    Wall Street Series 220/500.......           +1.85%        +2.08%           +2.50%          +2.09%           +0.00%
    Wall Street Series Survivor......           +1.76%        +1.99%           +2.40%          +1.99%           -0.09%
    Empower Variable Annuity.........           +1.81%        +2.04%           +2.46%          +2.04%           -0.04%
    Wall Street Series...............           +2.45%        +2.68%           +3.10%          +2.68%           +0.59%
    Income Preferred Variable
      Annuity........................           +1.51%        +1.74%           +2.15%          +1.74%           -0.33%


                                           ASSET         AMERICAN
                                        ALLOCATION       LEADERS       VALUE
                                          SERIES          SERIES      SERIES
                                       -------------  --------------  -------
  FOR THE SIX-MONTH PERIOD ENDED JUNE
  NET ASSET VALUE PER SHARE:
    Beginning of period..............        $19.31          $10.80   $17.38
    End of period....................        $18.15          $10.91   $17.97
  ACCUMULATION UNIT PERFORMANCE:
    Fortis Opportunity
      Annuity/Masters Variable
      Annuity........................         -6.68%          +0.36%   +2.69%
    Harmony Investment Life..........         -6.40%          +0.67%   +3.00%
    Wall Street Series 220/500.......         -6.59%          +0.45%   +2.78%
    Wall Street Series Survivor......         -6.68%          +0.36%   +2.69%
    Empower Variable Annuity.........         -6.63%          +0.41%   +2.74%
    Wall Street Series...............         -6.05%          +1.04%   +3.38%
    Income Preferred Variable
      Annuity........................         -6.91%          +0.11%   +2.44%

                                          CAPITAL      GROWTH &     S&P       BLUE CHIP       BLUE CHIP     INTERNATIONAL
                                       OPPORTUNITIES    INCOME   500 INDEX      STOCK           STOCK           STOCK
                                           SERIES       SERIES    SERIES        SERIES        SERIES II         SERIES
                                       --------------  --------  ---------  --------------  --------------  --------------
  FOR THE SIX-MONTH PERIOD ENDED
    JUNE 30, 2001:
  NET ASSET VALUE PER SHARE:
    Beginning of period..............         $9.37     $19.82    $20.15           $19.63           $9.12          $15.07
    End of period....................         $8.27     $19.05    $18.76           $17.60           $7.75          $13.02
  ACCUMULATION UNIT PERFORMANCE:
    Fortis Opportunity Annuity/
      Masters Variable Annuity.......        -12.33%     -4.57%    -7.54%          -10.95%         -15.66%         -14.30%
    Harmony Investment Life..........        -12.06%     -4.28%    -7.26%          -10.68%         -15.40%         -14.05%
    Wall Street Series 220/500.......        -12.25%     -4.48%    -7.45%          -10.87%         -15.58%         -14.23%
    Wall Street Series Survivor......        -12.33%     -4.57%    -7.54%          -10.95%         -15.66%         -14.30%
    Empower Variable Annuity.........        -12.28%     -4.52%    -7.49%          -10.90%         -15.62%         -14.26%
    Wall Street Series...............        -11.73%     -3.92%    -6.91%          -10.35%         -15.09%         -13.72%
    Income Preferred Variable
      Annuity........................        -12.55%     -4.81%    -7.77%          -11.17%         -15.87%         -14.52%

                                       INTERNATIONAL      MID CAP
                                           STOCK           STOCK
                                         SERIES II        SERIES
                                       --------------  -------------
  FOR THE SIX-MONTH PERIOD ENDED
    JUNE 30, 2001:
  NET ASSET VALUE PER SHARE:
    Beginning of period..............         $11.15          $10.31
    End of period....................          $9.42          $10.10
  ACCUMULATION UNIT PERFORMANCE:
    Fortis Opportunity Annuity/
      Masters Variable Annuity.......         -16.04%          -2.69%
    Harmony Investment Life..........         -15.78%          -2.39%
    Wall Street Series 220/500.......         -15.96%          -2.60%
    Wall Street Series Survivor......         -16.04%          -2.69%
    Empower Variable Annuity.........         -15.99%          -2.64%
    Wall Street Series...............         -15.47%          -2.03%
    Income Preferred Variable
      Annuity........................         -16.24%          -2.93%

                                       SMALL CAP      GLOBAL         GLOBAL        LARGE CAP       INVESTORS         GROWTH
                                         VALUE        GROWTH         EQUITY          GROWTH          GROWTH          STOCK
                                        SERIES        SERIES         SERIES          SERIES          SERIES          SERIES
                                       ---------  --------------  -------------  --------------  --------------  --------------
  FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001:
  NET ASSET VALUE PER SHARE:
    Beginning of period..............    $11.74           $25.41          $9.58         $11.86           $9.35           $40.66
    End of period....................    $13.66           $20.36          $8.91         $10.58           $7.81           $33.93
  ACCUMULATION UNIT PERFORMANCE:
    Fortis Opportunity
      Annuity/Masters Variable
      Annuity........................    +15.57%          -20.41%         -7.65%        -11.40%         -17.03%          -17.11%
    Harmony Investment Life..........    +15.92%          -20.17%         -7.37%        -11.13%         -16.78%          -16.86%
    Wall Street Series 220/500.......    +15.67%          -20.34%         -7.56%        -11.32%         -16.95%          -17.04%
    Wall Street Series Survivor......    +15.57%          -20.41%         -7.65%        -11.40%         -17.03%          -17.11%
    Empower Variable Annuity.........    +15.63%          -20.37%         -7.60%        -11.35%         -16.98%          -17.07%
    Wall Street Series...............    +16.35%          -19.87%         -7.02%        -10.80%         -16.46%          -16.55%
    Income Preferred Variable
      Annuity........................    +15.28%          -20.61%         -7.88%        -11.62%         -17.23%          -17.32%

                                         AGGRESSIVE
                                           GROWTH
                                           SERIES
                                       --------------
  FOR THE SIX-MONTH PERIOD ENDED JUNE
  NET ASSET VALUE PER SHARE:
    Beginning of period..............          $23.73
    End of period....................          $20.24
  ACCUMULATION UNIT PERFORMANCE:
    Fortis Opportunity
      Annuity/Masters Variable
      Annuity........................          -15.27%
    Harmony Investment Life..........          -15.02%
    Wall Street Series 220/500.......          -15.20%
    Wall Street Series Survivor......          -15.27%
    Empower Variable Annuity.........          -15.23%
    Wall Street Series...............          -14.70%
    Income Preferred Variable
      Annuity........................          -15.48%

FORTIS SERIES FUND, INC.
SEMIANNUAL REPORT

--------------------------------------------------------------------------------

 OPERATING EXPENSES:*

                                                          U.S.
                                             MONEY     GOVERNMENT   DIVERSIFIED   MULTISECTOR    HIGH       ASSET
                                             MARKET    SECURITIES      INCOME        BOND        YIELD    ALLOCATION
                                             SERIES      SERIES        SERIES       SERIES      SERIES      SERIES
                                            --------  ------------  ------------  -----------  ---------  ----------
  FOR THE SIX-MONTH PERIOD ENDED JUNE 30,
     2001:
  Investment Advisory and Management
     Fee..................................    .30%        .47%          .48%         .75%        .50%        .47%
  Other Expenses..........................    .04%        .04%          .04%         .12%        .06%        .03%
                                              ---         ---           ---          ---         ---         ---
  TOTAL FORTIS SERIES OPERATING
     EXPENSES.............................    .34%        .51%          .52%         .87%        .56%        .50%
                                              ---         ---           ---          ---         ---         ---

                                            AMERICAN                   CAPITAL      GROWTH &      S&P     BLUE CHIP
                                            LEADERS      VALUE      OPPORTUNITIES    INCOME    500 INDEX    STOCK
                                             SERIES      SERIES        SERIES        SERIES     SERIES     SERIES
                                            --------  ------------  -------------  ----------  ---------  ---------
  FOR THE SIX-MONTH PERIOD ENDED JUNE 30,
    2001:
  Investment Advisory and Management
    Fee...................................    .90%        .68%           .90%         .64%       .40%       .87%
  Other Expenses..........................    .20%        .04%           .22%         .03%       .04%       .04%
                                             ----         ---           ----          ---        ---        ---
  TOTAL FORTIS SERIES OPERATING
    EXPENSES..............................   1.10%        .72%          1.12%         .67%       .44%       .91%
                                             ----         ---           ----          ---        ---        ---

                                            BLUE CHIP  INTERNATIONAL  INTERNATIONAL   MID CAP    SMALL CAP   GLOBAL
                                              STOCK        STOCK          STOCK        STOCK       VALUE     GROWTH
                                            SERIES II     SERIES        SERIES II      SERIES     SERIES     SERIES
                                            ---------  -------------  -------------  ----------  ---------  ---------
  FOR THE SIX-MONTH PERIOD ENDED JUNE 30,
    2001:
  Investment Advisory and Management
    Fee...................................     .95%        .84%            .90%         .90%       .89%       .70%
  Other Expenses..........................     .21%        .08%            .18%         .11%       .06%       .06%
                                              ----         ---            ----         ----        ---        ---
  TOTAL FORTIS SERIES OPERATING
    EXPENSES..............................    1.16%        .92%           1.08%        1.01%       .95%       .76%
                                              ----         ---            ----         ----        ---        ---

--------------------------------------------------------------------------------

                                             GLOBAL    LARGE CAP     INVESTORS      GROWTH    AGGRESSIVE
                                             EQUITY      GROWTH        GROWTH       STOCK       GROWTH
                                             SERIES      SERIES        SERIES       SERIES      SERIES
                                            --------  ------------  ------------  ----------  ----------
  FOR THE SIX-MONTH PERIOD ENDED JUNE 30,
     2001:
  Investment Advisory and Management
     Fee..................................   1.00%        .90%          .90%         .61%        .63%
  Other Expenses..........................    .44%        .05%          .41%         .04%        .05%
                                             ----         ---          ----         ----         ---
  TOTAL FORTIS SERIES OPERATING
     EXPENSES.............................   1.44%        .95%         1.31%         .65%        .68%
                                             ----         ---          ----         ----         ---

 * Represents the expenses of the series itself, without the expenses associated with the variable annuities or variable universal life insurance policies, (annualized).

HOW TO USE THIS REPORT

For a quick overview of the
fund's performance during the
past year, refer to the
Highlights box. The letter from
the portfolio managers provide a
more detailed analysis of the
fund and financial markets.

The charts alongside the letter
are useful because they provide
more information about your
investments. The top holdings
chart shows the types of
securities in which the
portfolios invests, and the pie
chart shows a breakdown of the
portfolios' assets by sector. The
portfolio changes show the
largest investment decisions your
portfolio manager has made over
the period in response to
changing market conditions.

The performance chart graphically
compares the portfolios' total
return performance with a
selected investment index.
Remember, however, that an index
may reflect the performance of
securities the portfolio may not
hold. Also, the index does not
deduct investment advisory fees
and other fund expenses, whereas
your portfolio does. Individuals
cannot buy an unmanaged index
fund without incurring some
charges and expenses.

This report is just one of
several tools you can use to
learn more about your investment
in the Fortis Family of Products
and Services. Your investment
representative, who understands
your personal financial
situation, can best explain the
features of your investment and
how it's designed to help you
meet your financial goals.

    CONTENTS
    Letter to Shareholders                                4

    Schedules of Investments

      Money Market Series                                27

      U.S. Government Securities Series                  29

      Diversified Income Series                          30

      Multisector Bond Series                            36

      High Yield Series                                  43

      Asset Allocation Series                            49

      American Leaders Series                            56

      Value Series                                       59

      Capital Opportunities Series                       61

      Growth & Income Series                             64

      S&P 500 Index Series                               67

      Blue Chip Stock Series                             72

      Blue Chip Stock Series II                          75

      International Stock Series                         78

      International Stock Series II                      80

      Mid Cap Stock Series                               85

      Small Cap Value Series                             88

      Global Growth Series                               90

      Global Equity Series                               93

      Large Cap Growth Series                            96

      Investors Growth Series                            98

      Growth Stock Series                               101

      Aggressive Growth Series                          104

    Statements of Assets and Liabilities                108

    Statements of Operations                            112

    Statements of Changes in Net Assets                 116

    Notes to Financial Statements                       120

    Directors and Officers                              140

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                       40.8%
Finance - Commercial Banking                                11.9%
Finance - Depository Credit Banking                         10.9%
Manufacturing - Motor Vehicle                                9.8%
U.S. Government Agencies                                     6.4%
Beverage Manufacturing                                       4.9%
Finance - Securities and Commodity Contracts and Brokerage   4.9%
Finance - International Trade Financing                      2.9%
Entertainment - Radio and Television Broadcasting            2.5%
Health Care - Pharmaceutical and Medicine Manufacturing      2.5%
Retail - Other Miscellanous Store Retailers                  2.5%

FORTIS SERIES FUND: MONEY MARKET SERIES

AS THE MOST CONSERVATIVE SUBACCOUNT, THIS PORTFOLIO IS DESIGNED FOR INVESTORS SEEKING LIQUIDITY AND STABLE PRINCIPAL. ACCORDINGLY, THE MONEY MANAGERS CHOOSE HIGH-QUALITY, SHORT-TERM SECURITIES.

HOW DID THE FUND PERFORM?

Hartford Investment Management Company assumed portfolio management responsibility as investment adviser for the Fortis Money Market Series on April 2, 2001. During the three-month period the fund returned 1.07%. For the six-month period ended June 30, 2001, the Fortis Money Market Series returned 2.43%.

WHY DID THE FUND PERFORM THIS WAY?

The Federal Open Market Committee (FOMC) maintained their easing policy throughout the second quarter. Initially the Fed surprised the markets by once again lowering the Fed Funds rate inter-meeting by 50 basis points on April 18. They then followed up with an additional 75 basis points of easing at the subsequent two meetings for a total of 125 basis points during the quarter. The 25 basis points of easing at the June meeting suggests that we are approaching the end of the current easing cycle. At this time Fed Funds Futures contracts are pricing in only a slight potential for any additional easing at the August FOMC meeting.

Some of the economic data has begun to suggest that the economy could be close to bottoming. The recent passage of tax cuts along with the 275 basis points of easing since January should begin to provide some economic stimulus. However, if these measures are not enough then any recovery may be slower than expected resulting in lower rates over an expanded period of time.

WHAT IS YOUR OUTLOOK GOING FORWARD IN 2001?

As a result, we will continue to purchase longer dated high quality paper due to the more positively shaped yield curve. This along with our floating rate position will allow us to lock in higher yields. One benefit to this strategy is that it will allow us to continue averaging in to the longer dated part of the curve as conditions warrant.

PORTFOLIO ALLOCATION AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Federal National Mortgage Association     34.4%
Federal Home Loan Mortgage Corporation    25.7%
Other Direct Federal Obligations          17.2%
Government National Mortgage Association   9.3%
U.S. Treasury Securities                   9.2%
Cash Equivalents/Receivables               4.2%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  FHLMC (6.50%) 2031                                     11.4%
 2.  TVA Global (6.375%) 2005                               10.2%
 3.  FNMA (6.50%) 2031                                       8.5%
 4.  FHLB (7.31%) 2004                                       5.5%
 5.  FHLMC (5.75%) 2009                                      4.2%
 6.  U.S. Treasury Note (6.00%) 2009                         4.1%
 7.  FNMA (6.00%) 2031                                       3.3%
 8.  FNMA (6.00%) 2029                                       3.3%
 9.  GNMA (7.00%) 2028                                       2.9%
10.  GNMA (7.50%) 2027                                       2.7%

FORTIS SERIES FUND: U.S. GOVERNMENT SECURITIES SERIES

THIS PORTFOLIO IS DESIGNED FOR CONSERVATIVE INVESTORS SEEKING A STRONG TOTAL RETURN, AS WELL AS A RELATIVELY HIGH LEVEL OF CURRENT INCOME. IT FOCUSES ITS INVESTMENTS IN U.S. GOVERNMENT BONDS, TREASURIES AND GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES.

HOW DID THE FUND PERFORM?

Hartford Investment Management Company assumed portfolio management responsibility as investment adviser for the Fortis U.S. Government Series on April 2, 2001. During the three month period, the fund returned 0.01% versus a return of 0.42% for the Lehman Brothers Intermediate Government Bond Index. For the six-month period ended June 30, 2001, the Fortis U.S. Government Series had a total return of 2.66% versus a return of 3.43% for the Lehman Brothers Intermediate Government Bond Index.

WHY DID THE FUND PERFORM THIS WAY?

The focus of the market this year has been on the economic slowdown and the aggressive Fed easing. The economic downturn has been led by a decrease in capital expenditures by corporations, with the manufacturing sector being hit the hardest. The consumer, however, has been surprisingly robust with the sales of homes and autos remaining relatively high. The Federal Reserve has reacted by lowering short-tem rates by 275 basis points this year.

The Fed move has lead to a dramatic steepening of the yield curve. The two-year Treasury yield has dropped by almost 100 basis points to 4.24%, while the ten-year Treasury yield has actually risen by 30 basis points to 5.40%. The environment has been favorable for fixed income assets in general. Overall, high quality spread paper has done well, with both Agency Debentures and Mortgage Backed Securities outperforming comparable duration treasuries.

WHAT IS YOUR OUTLOOK GOING FORWARD IN 2001?

The economy is at a crossroads. On the positive side we have had significant monetary stimulus and, with the $40 Billion tax rebate checks in the mail, are about to receive a decent fiscal stimulus. Conventional thinking would lead us to believe that this combination should help the economy develop a strong bottom, from which to return to trend style growth. Consistent with this is the fact that most Wall Street economists are calling for 3% to 4% growth in 2002.

On the negative side for the economy, the unwind of the "tech wreck" may take a little longer than many are expecting. The consumer has not slowed down, and the employment situation continues to trend negatively. The overall unemployment rate is at a very low 4.5%, but initial jobless claims continue to be at levels we saw in the 1990-1991 recession. If the consumer does weaken, the economy could have another significant leg down.

As the third quarter begins, the market is leaning toward the more positive outlook for the economy. With the belief that the economy may take a bit longer to find its footing, and more importantly, for the markets to feel comfortable that the worst is behind us, we have extended the duration of the funds. With the steep treasury curve, this increases the yield of the fund and positions it to do well as the battle of the economic outlooks continue.

VALUE OF $10,000 INVESTED JULY 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. GOVERNMENT SECURITIES SERIES
  AVERAGE ANNUAL TOTAL RETURN*
1 YEAR                              5 YEAR  10 YEAR
+ 10.81%                           + 6.93%  + 6.88%

         LEHMAN BROTHERS
        INTERMEDIATE GOV'T   U.S. GOVERNMENT
           BOND INDEX**     SECURITIES SERIES
7/1/91             $10,000            $10,000
92                 $11,286            $11,258
93                 $12,419            $12,552
94                 $12,396            $11,911
95                 $13,605            $13,333
96                 $14,275            $13,914
97                 $15,267            $14,972
98                 $16,546            $16,509
99                 $17,279            $16,906
2000               $18,054            $17,552
2001               $19,935            $19,449

                          Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
 ** An unmanaged index of government bonds with an average maturity of three to four years.

PORTFOLIO ALLOCATION AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds - Investment Grade      38.0%
U.S. Government Agencies                21.5%
U.S. Treasury Securities                15.9%
Corporate Bonds - Non-Investment Grade  13.5%
Cash Equivalent/Receivables              6.3%
Asset Backed Securities                  4.8%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  U.S. Treasury Note (6.00%) 2009                         4.2%
 2.  U.S. Treasury Note (5.50%) 2009                         3.9%
 3.  FNMA (6.50%) 2030                                       3.1%
 4.  FNMA (6.50%) 2014                                       2.7%
 5.  GNMA (7.00%) 2030                                       2.3%
 6.  FNMA (6.50%) 2031                                       2.2%
 7.  U.S. Treasury Note (5.25%) 2004                         2.1%
 8.  U.S. Treasury Note (4.75%) 2004                         1.9%
 9.  Mortgage Capital Funding, Inc. (7.90%) 2006             1.9%
10.  GNMA (7.00%) 2028                                       1.9%

FORTIS SERIES FUND: DIVERSIFIED INCOME SERIES

THIS PORTFOLIO IS DESIGNED ESPECIALLY FOR THOSE PEOPLE INTERESTED IN SEEKING INCOME FROM BOTH GOVERNMENT SECURITIES AND CORPORATE BONDS. THE MAJORITY OF THE PORTFOLIO WILL PURSUE HIGH-QUALITY CORPORATE BONDS AND U.S. GOVERNMENT SECURITIES. A PORTION MAY BE INVESTED IN DIVIDEND-PAYING STOCKS AND LOWER-RATED CORPORATE BONDS FOR ADDED OPPORTUNITY.

HOW DID THE FUND PERFORM?

Hartford Investment Management Company assumed portfolio management responsibilities as investment adviser for the Fortis Diversified Income Series on April 2, 2001. During the three-month period the fund returned -0.43% versus 0.56% for the Lehman Brothers Aggregate Bond Index. For the six-month period ended June 30, 2001, the fund returned 3.08% verses a return of 3.62% for the Lehman Brothers Aggregate Bond Index.

WHY DID THE FUND PERFORM THIS WAY?

The second quarter of 2001 was a period of transition for the fund. We reduced the duration of the portfolio at the beginning of the quarter to approximate that of the Lehman Aggregate Index by selling long-maturity Treasuries. During the quarter, we increased the allocation to intermediate maturity Treasuries due to our view that investment-grade and high yield corporate bond valuations had the potential to weaken in the near term.

The fund's small percentage exposure to high yield wired telecommunications issues was a drag on portfolio performance, especially in June, as high yield bonds in this industry came under severe pressure. Many issues are yielding in excess of 25% as the market struggles to determine which companies will successfully emerge from the current shakeout.

WHAT IS YOUR OUTLOOK FOR THE COMING QUARTER?

Currently there are signs that corporations are becoming more focused on reducing leverage and improving their financial flexibility. This, combined with the fact that the Fed has aggressively eased monetary policy, leads us to overweight corporate bonds. Within corporates, fund holdings particularly emphasize healthcare, electric utility, and select telecommunications and technology issues. We are de-emphasizing finance and consumer-related securities. While the portfolio remains underweighted to mortgages relative to its benchmark index, we have increased the portfolio weighting to passthrough issues which have lagged the performance of corporate bonds. The valuation of these issues now appears relatively attractive.

VALUE OF $10,000 INVESTED JULY 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 DIVERSIFIED INCOME SERIES
AVERAGE ANNUAL TOTAL RETURN*
           1 YEAR             5 YEAR   10 YEAR
+ 8.30%                       + 6.14%  + 6.98%

        LEHMAN BROTHERS
           AGGREGATE      DIVERSIFIED
         BOND INDEX**    INCOME SERIES
7/1/91           10,000         10,000
92               11,404         11,265
93               12,748         12,791
94               12,582         12,456
95               14,161         13,871
96               14,871         14,571
97               16,083         15,816
98               17,779         17,644
99               18,338         17,689
2000             19,175         18,121
2001             21,328         19,626

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  ** An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.

PORTFOLIO ALLOCATION AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds - Investment Grade      64.8%
Corporate Bonds - Non-Investment Grade  18.9%
U.S. Government Agencies                10.7%
Cash Equivalents/Receivables             3.7%
U.S. Treasury Securities                 1.9%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  European Investment Bank FRN (3.81%) 2002               4.6%
 2.  FHLB (6.125%) 2003                                      3.3%
 3.  FNMA (6.25%) 2002                                       2.9%
 4.  FFCB (5.15%) 2003                                       2.7%
 5.  U.S. Treasury Bond (6.125%) 2029                        1.5%
 6.  Associates Corp. N.A. (6.95%) 2018                      1.2%
 7.  El Paso Electric Co. (8.90%) 2006                       1.2%
 8.  Telus Corp. (8.00%) 2011                                1.1%
 9.  WMX Technologies, Inc. (7.10%) 2026                     1.1%
10.  FNMA (6.25%) 2011                                       1.1%

FORTIS SERIES FUND: MULTISECTOR BOND SERIES
(SUBADVISED BY AIM)

BECAUSE IT OFFERS INVESTORS A COMBINATION OF CURRENT INCOME AND GROWTH POTENTIAL, THIS PORTFOLIO MAKES AN EXCELLENT CHOICE FOR THOSE INVESTORS WHO SEEK TO ROUND OUT THEIR INVESTMENT SELECTIONS WITH GLOBAL BONDS. THE MONEY MANAGERS SEEK OUT HIGH-QUALITY BONDS AND OTHER FIXED INCOME SECURITIES OFFERED BY GOVERNMENTS AND CORPORATIONS WORLDWIDE, EMPHASIZING DEVELOPED COUNTRIES.

The Multisector Bond Series posted a return of 2.67% in the first half of 2001, underperforming its benchmark, the Lehman Aggregate Bond Index, which posted a return of 3.62%.

The Series benefited from some credit spread narrowing in the investment grade segment. High yield securities stabilized after posting weak results in April. Generally, intermediate and longer term Treasury issues experienced mild price declines as yields increased between 25 to 40 basis points, creating a more steeply sloped yield curve.

In view of the changing economic landscape, we look for the yield curve to steepen and bond yields to be stable to slightly lower for shorter maturities and range bound for longer issues. Managers have lowered the duration of the portfolio modestly. In our opinion, corporate bonds remain attractive and further Fed easing should lead to an improving outlook and further spread tightening.

MARKET OUTLOOK

While economic data remains mixed, we do see reasons for optimism. In addition to Fed easing which has historically acted to reinvigorate the economy, a revitalized business climate could do much to restore investor confidence. We expect GDP growth to bottom out in the third quarter of the year and reaccelerate in the fourth quarter and into 2002. We do not feel that the Fed is finished easing, and we anticipate a continuation of accommodative monetary policy. Since the market will discount the improving economic landscape, we expect to see improved market performance during the second half of the year.

VALUE OF $10,000 INVESTED JANUARY 3, 1995

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


  MULTISECTOR BOND SERIES
AVERAGE ANNUAL TOTAL RETURN*                 SINCE
           1 YEAR             5 YEAR   JANUARY 3, 1995***
+ 7.57%                       + 3.63%             + 5.15%

        LEHMAN BROTHERS
           AGGREGATE     MULTISECTOR
         BOND INDEX**    BOND SERIES
1/3/95          $10,000      $10,000
95              $11,144      $11,541
96              $11,704      $11,588
97              $12,657      $12,083
98              $13,992      $12,715
99              $14,432      $12,774
2000            $15,091      $12,874
2001            $16,785      $13,849

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  ** An unmanaged index of government, corporate and mortgage-backed securities with an average maturity of approximately nine years.
 ***  Date shares were first offered to the public.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         33.7%
Cash Equivalents/Receivables                                   9.1%
Information - Other Telecommunications                         8.3%
Health Care - General Medical and Surgical Hospitals           8.3%
Utilities - Electric Generation, Transmission and
Distribution                                                   7.2%
Information - Wireless Telecommunications Carriers             6.0%
Petroleum and Coal - Oil and Gas Extraction                    5.9%
Information - Wired Telecommunications Carriers                5.0%
Recreation - Gambling Industries                               4.9%
Information - Cable and Other Program Distribution             4.3%
Entertainment - Cable and Other Subscription Programming       3.9%
Chemical Manufacturing - Basic Chemical Manufacturing          3.4%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Nextel Communications, Inc. (9.375%) 2009               2.6%
 2.  Mission Energy Holding Co. (13.50%) 2008                2.0%
 3.  HealthSouth Corp. (10.75%) 2008                         2.0%
 4.  Park Place Entertainment Corp. (9.375%) 2007            1.9%
 5.  Azurix Corp. (10.75%) 2010                              1.9%
 6.  AES Corp. (9.50%) 2009                                  1.9%
 7.  Service Corp. International (6.50%) 2008                1.6%
 8.  Allied Waste North America (7.875%) 2009                1.6%
 9.  Unilab Finance Corp. (12.75%) 2009                      1.6%
10.  HCA -- The Healthcare Company (7.125%) 2006             1.6%

FORTIS SERIES FUND: HIGH YIELD SERIES

LONG-TERM INVESTORS, WILLING TO ACCEPT GREATER PRICE FLUCTUATIONS, MAY CHOOSE TO DIVERSIFY THEIR STOCK OR BOND INVESTMENTS WITH THIS PORTFOLIO OF HIGH-YIELD BONDS. ITS MONEY MANAGERS INVEST IN A WIDELY DIVERSIFIED PORTFOLIO OF LOWER-RATED CORPORATE BONDS.

HOW DID THE FUND PERFORM?

Hartford Investment Management Company assumed portfolio management responsibility as investment adviser for the Fortis High Yield Series on April 2, 2001. During the three-month period, the fund returned -4.73% versus -2.29% for the Lehman Brothers High Yield Index. For the six-month period ended June 30, 2001, the Fortis High Yield Series had a total return of 0.56% versus a return of 3.93% for the Lehman Brothers High Yield Index.

WHY DID THE FUND PERFORM THIS WAY?

The second quarter of 2001 was a period of portfolio repositioning for the Fund.

The fund's increased exposure during the quarter to the wired telecommunications industry proved slightly premature as prices remained under pressure. The bonds of many issuers in this industry are yielding in excess of 25% as the market struggles to determine which companies will survive.

Finally, the fund's underweight to retailers and and reduced emphasis on gaming industry issues had was a negative impact as the consumer continued to spend despite the weakening employment picture and economic slowdown.

WHAT IS YOUR OUTLOOK FOR THE REMAINDER OF THE YEAR?

While the default rate remains historically high, the more forward looking Distress Ratio appears to be signaling that we may be experiencing the worst of the default activity currently. Consequently, we believe that yields offered in the telecommunications sector compensate the investor for the increased risk of default now evident. Therefore we will continue to carefully navigate our way through these difficult waters, adding to those issuers with solid business plans and strong equity sponsors.

Secondly, we remain cautious on consumer-sensitive sectors including retailers, consumer products and financial institutions given the weakening employment picture and the reduced household wealth effect. Such issuers can be expected to perform poorly as a slowdown in consumer spending appears highly likely.

Finally, security prices in commodity related sectors such as chemicals, metals and paper are beginning to look attractive. The marketplace is punishing such issuers for weakening financial profiles as the global slowdown takes effect. We are attempting to identify those companies able to survive should such global weakness persist.

VALUE OF $10,000 INVESTED MAY 2, 1994

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


     HIGH YIELD SERIES
AVERAGE ANNUAL TOTAL RETURN*               SINCE
           1 YEAR             5 YEAR   MAY 2, 1994**
-4.98%                        + 2.15%        + 3.74%

        LEHMAN BROTHERS
          HIGH YIELD     HIGH YIELD
           INDEX***        SERIES
5/2/94          $10,000     $10,000
94              $10,036      $9,998
95              $11,425     $10,817
96              $12,531     $11,694
97              $14,271     $13,003
98              $15,892     $13,860
99              $15,833     $13,614
2000            $15,670     $13,686
2001            $15,519     $13,005

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 *** An unmanaged index of lower quality, high yield corporate debt securities.

PORTFOLIO ALLOCATION AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities                   65.4%
Corporate Bonds - Investment Grade  16.2%
U.S. Government Agencies             6.8%
U.S. Treasury Securities             6.6%
Cash Equivalents/Receivables         2.7%
Asset Backed Securities              2.3%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Securities                                               Net Assets
-------------------------------------------------------------------
 1.  General Electric Co.                                    3.1%
 2.  Microsoft Corp.                                         3.1%
 3.  Exxon Mobil Corp.                                       2.2%
 4.  AOL Time Warner, Inc.                                   2.1%
 5.  Citigroup, Inc.                                         2.1%
 6.  U.S. Treasury Note (5.625%) 2006                        1.8%
 7.  U.S. Treasury Note (4.625%) 2003                        1.7%
 8.  International Business Machines Corp.                   1.5%
 9.  Tyco International Ltd.                                 1.5%
10.  Pepsico, Inc.                                           1.4%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

STOCK ADDITIONS:                     STOCK ELIMINATIONS:
AOL Time Warner, Inc.                ACE Ltd. ADR
Cisco Systems, Inc.                  AES Corp.
Comcast Corp. Special Class A        Applied Biosystems Group -- Applera
Dell Computer Corp.                   Corp.
Home Depot, Inc.                     Biovail Corp.
Intel Corp.                          General Mills, Inc.
International Business Machines      Kinder Morgan, Inc.
 Corp.                               Lehman Brothers Holdings, Inc.
Marsh & McLennan Companies, Inc.     Medtronic, Inc. (with rights)
Merrill Lynch & Co., Inc.            Philip Morris Companies, Inc.
Schering-Plough Corp.                Reader's Digest Association, Inc.
                                      Class A

FORTIS SERIES FUND: ASSET ALLOCATION SERIES

DESIGNED FOR INVESTORS WHO SEEK TOTAL RETURN FROM A BLEND OF GROWTH POTENTIAL AND CURRENT INCOME. THE PORTFOLIO MANAGERS SELECT A MIX OF U.S. STOCKS, BONDS AND MONEY MARKET INSTRUMENTS IN PERCENTAGES THAT MAY VARY WITH CURRENT MARKET CONDITIONS.

HOW DID THE FUND PERFORM?

Wellington Management assumed portfolio management responsibilities as the investment sub-adviser to the Fortis Asset Allocation Series on April 2, 2001. Over this time period (4/2/01-6/30/01), the fund returned 2.18% after expenses, underperforming a combined stock and bond index, which returned 4.00%. For the six-month period ended June 30, 2001, the fund returned -6.05% versus the combined index of 5.62%. The combined index is composed of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

WHY DID THE FUND PERFORM THIS WAY?

This year's tug of war between falling earnings estimates and falling interest rates was accompanied by rising stock prices for the three-month period ended June 30, 2001. The month of April, however, was a volatile month and a period of transition for the fund as we established new positions. The performance of the equity portfolio was hurt by its large cap bias during the period as investors favored smaller companies that could feel the impact of an anticipated resurgence in economic growth more quickly.

The fund's underweight in telecommunication services as well as its strong stock selection in health care were positive contributors to performance. Additionally, an emphasis on more cyclical sectors benefited the fund and helped to position it for an eventual recovery in economic activity. The fixed income component of the fund was significantly overweight in corporate and mortgage securities, and these sector bets were instrumental in producing a fixed income return that exceeded that of its benchmark index.

WHAT IS YOUR OUTLOOK?

This quarter was marked by difficult relative performance due in part to the transition period necessary to position the Fund appropriately. However, we believe that the fund is well-positioned for the next 6-12 months. After lowering the Fed Funds rate 275 basis points this year, the Fed is near the end of its easing cycle. The Fed's resolve to reduce interest rates, along with lower energy prices and tax relief-in the form of rebates and lower rates-should be enough to spur the US economy to resume a moderate growth trajectory. An economic recovery should lead to better equity performance overall and better relative performance by a portfolio which is overweighted in technology, industrial and commercial, and financials. Better economic times will ultimately mean that equities should be favored over bonds and that shorter duration bonds should be favored over longer duration bonds. We expect to be implementing changes in the fund to take advantage of these anticipated developments.

VALUE OF $10,000 INVESTED JULY 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  ASSET ALLOCATION SERIES
AVERAGE ANNUAL TOTAL RETURN*
           1 YEAR              5 YEAR   10 YEAR
-5.88%                        + 11.79%  +11.62%

        LEHMAN BROTHERS
           AGGREGATE                 ASSET ALLOCATION
         BOND INDEX**    S&P 500***       SERIES
7/1/91          $10,000     $10,000           $10,000
92              $11,404     $11,347           $11,475
93              $12,748     $12,888           $12,877
94              $12,582     $13,061           $12,845
95              $14,161     $16,461           $15,453
96              $14,871     $20,748           $17,202
97              $16,083     $27,939           $20,458
98              $17,779     $36,379           $24,989
99              $18,338     $44,657           $28,156
2000            $19,175     $47,892           $31,907
2001            $21,328     $40,793           $30,030

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  ** An unmanaged index of government, corporate, and mortgage-backed securities with an average maturity of approximately nine years.
 ***  This is an unmanaged index of 500 common stocks.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         46.4%
Finance - Insurance Carriers                                  12.9%
Finance - Depository Credit Banking                            8.1%
Petroleum and Coal - Products Manufacturing                    7.1%
Computer Manufacturing - Computer and Peripheral Equipment     4.4%
Health Care - Pharmaceutical and Medicine Manufacturing        4.4%
Utilities - Electric Generation, Transmission and
Distribution                                                   3.5%
Professional Services - Computer Systems Design and Related    2.8%
Information - Wired Telecommunications Carriers                2.7%
Computer Manufacturing - Semiconductor, Electronic Component   2.6%
Information - Other Telecommunications                         2.6%
Cash Equivalents/Receivables                                   2.5%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Loews Corp.                                             2.4%
 2.  Tyco International Ltd.                                 2.3%
 3.  Verizon Communications                                  2.2%
 4.  Washington Mutual, Inc.                                 2.1%
 5.  HealthSouth Corp.                                       2.0%
 6.  H & R Block, Inc.                                       2.0%
 7.  Allstate Corp.                                          2.0%
 8.  First Data Corp.                                        1.9%
 9.  PNC Financial Services Group                            1.8%
10.  Cendant Corp.                                           1.8%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
BP Amoco plc ADR                     AT&T Corp. -- Liberty Media Corp.
Chevron Corp.                        Brunswick Corp.
First Union Corp.                    Corn Products International, Inc.
Hewlett-Packard Co.                  Honeywell International, Inc.
Unocal Corp.                         Montana Power Co.
                                     Nortel Networks Corp.
                                     Qwest Communications International,
                                      Inc.
                                     Royal Dutch Petroleum Co. NY Shares
                                     Schlumberger Ltd.
                                     Stilwell Financial, Inc.

FORTIS SERIES FUND: AMERICAN LEADERS SERIES
(SUBADVISED BY FEDERATED)

THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO WANT LONG-TERM GROWTH OF CAPITAL AND CURRENT INCOME BY INVESTING IN EQUITY SECURITIES OF BLUE CHIP COMPANIES.

The first half of 2001 was disappointing for most equity market benchmarks, despite an active Federal Reserve Board that decreased short-term interest rates six times since January. Stocks rallied strongly after the first rate decrease in January, and then again in April after the fourth cut, but poor economic and corporate fundamentals weighed on investors' minds during the other four months. The S&P 500 Index declined 6.69%, while the Nasdaq Composite fell 12.38%. The markets shrugged off a 5% decline in first quarter operating profits for the S&P 500, and focused on the outlook for later in 2001. However, this outlook deteriorated rapidly as the second quarter progressed as second quarter profits for the S&P 500 are expected to be down 16% from year ago levels, and down 6% for all of 2001. Without strong results from the Energy and Utilities sectors, the profit outlook would be much bleaker. Market breadth was poor as only two of ten economic sectors generated positive results. Information Technology stocks performed the worst during the period and declined over 17%. Healthcare, which declined 15%, was the second worst performing sector. Given the dramatic decrease in the fundamentals of the Information Technology sector during the past six months, it is unclear whether the second quarter rally in these shares signaled the end of their fifteen-month decline or just a temporary reversal. Small- and mid-cap strategies continued their outperformance over large-cap strategies during the period, and growth strategies outperformed value strategies for the first time in a year during the second quarter.

PERFORMANCE

The Fortis American Leaders Series portfolio returned 1.02% for the six-month period ended June 30, 2001. The fund outperformed the S&P/Barra Value Index which returned -2.41% during the period. Aiding performance relative to the S&P/Barra Value Index for the period were underweight positions in utilities and energy as well as an overweight position and favorable security selection in consumer discretionary (Kmart up 116%, Lowe's up 63%, Toys R Us up 48%). Also aiding relative performance favorable security selection in industrials (Cendant up 103%, H&R Block up 58%, Textron up 20%) and information technology (Lexmark up 52%, Avaya up 33%, Computer Associates up 85%). Offsetting these positive influences on relative performance were underweight positions in materials and financials and unfavorable security selection in healthcare (Schering-Plough down 36%, Bristol-Myers down 29%, Oxford Health down 28%). Unfavorable security selection in utilities (Montana Power down 29%, Edison International down 29%, El Paso down 16%) also detracted from relative performance.

POSITIONING AND STRATEGY

We believe that the market's rotation back towards value investing that began fifteen months ago will continue due to the uncertainty surrounding the prospects for earnings in the technology sector and the overall market. We believe that the struggle taking place in the equity markets between fiscal stimuli and deteriorating fundamentals across wide sectors of the economy favors valuation-sensitive strategies over momentum-based investing. Despite the underperformance of growth investing during the past year, historical valuation relationships still favor value strategies. The S&P information technology sector still trades at a price-to-earnings (P/E) ratio twice its twenty-year average, and the P/E ratio of the S&P/Barra Value Index is still at a 20% discount to its historical average relative to the S&P/Barra Growth Index. The April rally in information technology shares only served to increase valuations while fundamental deterioration continued to accelerate in many industries. We believe that investors have become reoriented with the concepts of risk and valuation, so the markets should be more balanced going forward. Our strategy is to identify leading companies with solid franchise values that are temporarily out of favor in the market. We will continue to add these undervalued leading companies to the portfolio and eliminate those with weakening fundamentals or overvaluation.

VALUE OF $10,000 INVESTED MAY 1, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


AMERICAN LEADERS SERIES
     TOTAL RETURN*           SINCE
        1 YEAR           MAY 1, 2000**
+ 8.06%                        + 5.91%

         BARRA
         VALUE    AMERICAN LEADERS
        INDEX***       SERIES
5/1/00   $10,000           $10,000
2000      $9,636            $9,802
2001     $10,400           $10,591

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 *** An unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                       36.7%
Finance - Depository Credit Banking                         16.2%
Finance - Insurance Carriers                                 7.1%
Entertainment - Cable and Other Subscription Programming     5.7%
Information - Other Telecommunications                       5.2%
Computer Manufacturing - Computer and Peripheral Equipment   4.9%
Retail - Clothing Stores                                     4.8%
Primary Metal Manufacturing - Alumina, Aluminum Production   4.4%
Petroleum and Coal - Oil and Gas Extraction                  4.3%
Chemical Manufacturing - Basic Chemical Manufacturing        4.0%
Information - Telecommunication Resellers                    3.7%
Cash Equivalents/Receivables                                 3.0%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Adelphia Communications Corp. Class A                   5.7%
 2.  Citigroup, Inc.                                         5.0%
 3.  Alcoa, Inc.                                             4.4%
 4.  WorldCom, Inc. -- WorldCom Group                        4.4%
 5.  McLeodUSA, Inc. Class A                                 3.7%
 6.  TJX Companies, Inc.                                     3.2%
 7.  International Business Machines Corp.                   3.1%
 8.  Pharmacia Corp. (with rights)                           3.0%
 9.  Washington Mutual, Inc.                                 3.0%
10.  Renaizzance Re Holdings Ltd.                            2.5%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
Adelphia Communications Corp.        Chase Manhatten Corp.
 Class A                             Dow Chemical Co.
Continental Airlines, Inc. Class B   Electronic Data Systems Corp.
Equity Office Properties Trust       Federated Department Stores, Inc.
International Business Machines      Georgia-Pacific Group
 Corp.                               International Paper Co.
McLeodUSA, Inc. Class A              Interpublic Group of Companies,
Pharmacia Corp. (with rights)         Inc.
Renaizzance Re Holdings Ltd.         Kimberly-Clark Corp.
TJX Companies, Inc.                  Morgan (J.P.) & Co., Inc.
Washington Mutual, Inc.              Waste Management, Inc.
WorldCom, Inc. -- WorldCom Group

FORTIS SERIES FUND: VALUE SERIES

DESIGNED FOR INVESTORS WHO PREFER TO INVEST IN EQUITY OPPORTUNITIES AT ATTRACTIVE VALUATIONS. THE PORTFOLIO MANAGERS CHOOSE STOCKS WITH CURRENT PRICES THAT DO NOT NECESSARILY REFLECT THE STOCK'S POTENTIAL VALUE.

HOW DID THE FUND PERFORM?

Wellington Management assumed portfolio management responsibility as investment sub-advisor for the Fortis Value Series on April 2, 2001. During the three-month period, the fund returned 6.77% versus 5.40% for the Russell 3000 Value Index. For the six-month period ended June 30, 2001, the Fortis Value Series had a total return of 3.38% versus the Russell 3000 Value Index return of -0.34%.

WHY DID THE FUND PERFORM THIS WAY?

Over the past three months, the most significant contributors to the fund's performance were financials, media, technology, and retail. Our energy and health care positions lagged. Relative to the benchmark, the fund was overweight the more economically sensitive sectors of the market, particularly basic materials, technology, retail, and media. The non-cyclical, slower-growing utility and consumer staples areas were not represented, and health care was under-weighted, as these groups are expensive relative to their growth prospects. In general, the market rewarded our cyclical weighting during this three-month period, as it started to discount a recovery in the economy.

The three top contributors to performance in the period were ADELPHIA COMMUNICATIONS (Cable), CITIGROUP (Financial Services), and IBM (Computers).

WHAT IS YOUR OUTLOOK?

We believe the Fund should benefit from economic recovery as the Fed's interest rate cuts start to have the desired and usual effects. In such an environment, we would expect the Fund, particularly the economically sensitive parts of it, to continue to perform. The current market is certainly not cheap by historical standards, but whether the expansion is strong or weak, a portfolio of attractively priced and reasonably fast-growing companies should do well vis-a-vis the benchmark and the stock market as a whole.

VALUE OF $10,000 INVESTED MAY 1, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


        VALUE SERIES
AVERAGE ANNUAL TOTAL RETURN*                SINCE
           1 YEAR              5 YEAR   MAY 1, 1996**
+ 22.52%                      + 15.01%       + 14.84%

          S&P BARRA      RUSSELL 3000
        VALUE INDEX***  VALUE INDEX****  VALUE SERIES
5/1/96         $10,000          $10,000       $10,000
96             $10,102          $10,133       $10,153
97             $13,482          $13,443       $12,654
98             $16,869          $17,201       $15,407
99             $19,657          $19,676       $16,918
2000           $18,656          $18,027       $16,677
2001           $20,134          $20,491       $20,432

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 *** An unmanaged capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have low price-to-book ratios.
**** An unmanaged measuring the preformance ot those Russell 3000 Index companies with lower price-to-book ratios and lower forcasted growth values. Going forward the fund will use the Russell 3000 Value Index because it is better suited for the investment straegy of the fund.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         35.6%
Cash Equivalents/Receivables                                  13.1%
Computer Manufacturing - Semiconductor, Electronic Component  10.6%
Petroleum and Coal - Mining Support Activities                 6.7%
Finance - Depository Credit Banking                            6.2%
Health Care - Pharmaceutical and Medicine Manufacturing        5.7%
Finance - Insurance Carriers                                   5.3%
Computer Manufacturing - Computer and Peripheral Equipment     3.7%
Information - Other Telecommunications                         3.7%
Entertainment - Motion Picture and Video Industries            3.5%
Information - Wireless Telecommunications Carriers             3.0%
Finance - Nondepository Credit Banking                         2.9%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Tyco International Ltd.                                 3.1%
 2.  Viacom, Inc. Class B                                    1.9%
 3.  Citigroup, Inc.                                         1.8%
 4.  Grant Prideco, Inc.                                     1.6%
 5.  Freddie Mac                                             1.6%
 6.  Microsoft Corp.                                         1.5%
 7.  JP Morgan Chase & Co.                                   1.5%
 8.  Calpine Corp.                                           1.4%
 9.  Flextronics International Ltd.                          1.4%
10.  CIGNA Corp.                                             1.4%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                      ELIMINATIONS:
Apache Corp.                    ADC Telecommunications, Inc.
Atmel Corp.                      (with rights)
Charter Communications, Inc.    Baker Hughes, Inc.
 Class A                        CIENA Corp.
Guidant Corp.                   Conoco, Inc. Class B
Lilly (Eli) & Co.               Corning, Inc.
Merrill Lynch & Co., Inc.       Hartford Financial Services
Motorola, Inc.                   Group, Inc.
Nokia Oyj Corp. ADR             Ingersoll-Rand Co.
Providian Financial Corp.       Lehman Brothers Holdings, Inc.
Sun Microsystems, Inc.          Nortel Networks Corp.
                                RadioShack Corp.

FORTIS SERIES FUND: CAPITAL OPPORTUNITIES SERIES
(SUBADVISED BY MASSACHUSETTS FINANCIAL SERVICES)

THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO WANT CAPITAL APPRECIATION BY INVESTING IN COMMON STOCKS AND EQUITY-RELATED SECURITIES, SUCH AS PREFERRED STOCKS, CONVERTIBLE SECURITIES AND DEPOSITORY RECEIPTS.

For the six-month period ended June 30, 2001, the fund provided a total return of -11.72%. This return, which include the reinvestment of any dividends and capital gains distributions, compare to a -6.69% return over the same period for the series' benchmark, the Standard & Poor's 500 Stock Index (the S&P 500), an unmanaged, but commonly used measure of common stock total return performance.

The market was in negative territory for the period, as we saw dismal stock performance in the first quarter of the year, mixed with a lot of volatility. Then stock prices began to recover in April and May in hopes that earnings and revenues had stopped deteriorating and that the Federal Reserve Board (the Fed) would continue its program of interest rate cuts begun in January. The market's improvement was gradual but it wasn't enough to offset the earlier, dramatic losses. On the bright side, the market activity at least seemed a bit more rational toward the end of the period. During this time span, small- and mid-cap stocks outperformed large-cap stocks by a wide margin, as large-cap growth companies were hit hard by the slowdown in capital spending, particularly in the technology and telecommunications sectors.

Since growth stocks suffered during the period, the "series" finished in negative territory and also lagged the more value-oriented S&P 500. Disappointments came mainly from the health-care, technology, and telecommunications sectors. Among the names that most hurt performance were Applera Corp. -- Applied Biosystems, a medical device company; EMC, a storage company; and XO Communications, a new telecom services entrant.

Despite the overall weakness in the growth areas of the market, there were some positive performers in the portfolio during the period. For example, in oil services holdings such as Grant Pride Co., Santa Fe International, and Weatherford International definitely helped performance, as these stocks rallied amid tight supply and stepped-up drilling. Financials gave another boost, as we concentrated on what we felt were high-quality companies that could possibly avoid getting hurt if credit problems increased in the softer economy. We were also fortunate that a number of our largest investments turned in solid results, including Microsoft; Calpine, an independent power producer; and United Technologies, an aerospace conglomerate.

Despite the fact that they outperformed large-cap stocks during the period, we really did not steer the portfolio towards more small and mid-cap names, and away from the large-caps. We did have a good size stake in small and mid size stocks, many of which did well. But this is a multi-cap portfolio, which typically has its biggest investments in large-cap companies. However, our small- and mid-cap allocation did grow slightly as some of our larger investments, particularly in the technology and telecom sectors, suffered steep declines in their stock prices which effectively lowered the market capitalization of these companies (outstanding shares multiplied by share price value) below the $11.1 billion threshold for large-cap stocks.

Historically, we have tended to increase holdings in stocks we like when their prices fall, and have often pared back when we feel their prices have reached lofty levels. We applied this traditional strategy during the period by adding to our stake in Tyco International, a multi-industry conglomerate, when it announced an acquisition that caused concern among investors and sent the stock price falling. The stock price later bounced back as the company delivered on earnings projections. Another example of this strategy would be in the financial services area, where we increased our investment in Citigroup and bought FleetBoston, because their stock prices appeared attractive to us when worries about a weaker economy unsettled the sector.

As a result of this same investment philosophy and sell discipline, we decided to take some profits in top performers such as Calpine and Santa Fe International because both stocks had posted strong gains. We also trimmed our stakes in United Technologies after its stock price benefited from corporate restructuring, and Microsoft, which rallied on the expectation that it will meet earnings projections going forward.

We have not made an oversized bet on technology, yet we do believe there have been strong long-term growth trends supporting the sector, especially in areas tied to the Internet and wireless services. We have focused our stock selections on industry leaders -- companies that we believe could be in a strong position to benefit from an economic recovery.

Looking ahead, although business fundamentals appear to us to have stabilized, we think it's unlikely we'll see much of an improvement before the fourth quarter. Stock prices, which typically recover six or seven months ahead of earnings improvements, appear to be pointing to a late year rebound. In addition, we expect interest rate reductions, which take some time before their impact is felt, to boost the economy around or after year-end. Finally, we are hopeful that fourth-quarter earnings could look better than last year's, which were terrible. We plan to keep the series in the middle of the road in terms of volatility by striking a balance between more defensive growth companies that could hold up well in a tougher economic environment, and more cyclical media, technology, and retailing stocks that could benefit in a recovery.
VALUE OF $10,000 INVESTED MAY 1, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


CAPITAL OPPORTUNITIES SERIES
       TOTAL RETURN*              SINCE
           1 YEAR             MAY 1, 2000**
-21.20%                             -22.03%

                      CAPITAL
        S & P 500  OPPORTUNITIES
        INDEX***      SERIES
5/1/00   $10,000         $10,000
2000     $10,036          $9,895
2001      $8,549          $7,797

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 ***  An unmanaged index of 500 common stocks.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         42.8%
Finance - Depository Credit Banking                           11.5%
Health Care - Pharmaceutical and Medicine Manufacturing        8.5%
Information - Software Publishers                              7.1%
Petroleum and Coal - Products Manufacturing                    6.1%
Finance - Insurance Carriers                                   4.6%
Computer Manufacturing - Semiconductor, Electronic Component   4.5%
Computer Manufacturing - Computer and Peripheral Equipment     3.8%
Electrical Equipment Manufacturing 3.4%
Information - Other Telecommunications                         3.1%
Utilities - Electric Generation, Transmission and
Distribution 3.1%
Cash Equivalents/Receivables                                   1.5%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Microsoft Corp.                                         4.8%
 2.  Citigroup, Inc.                                         3.9%
 3.  Exxon Mobil Corp.                                       3.7%
 4.  General Electric Co.                                    3.4%
 5.  Verizon Communications, Inc.                            2.5%
 6.  Tyco International Ltd.                                 2.4%
 7.  JP Morgan Chase & Co.                                   2.3%
 8.  Philip Morris Companies, Inc.                           2.0%
 9.  United Technologies Corp.                               1.9%
10.  Pepsico, Inc.                                           1.8%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
Ambac Financial Group, Inc.          AES Corp.
AOL Time Warner, Inc.                Automatic Data Processing, Inc.
Cisco Systems, Inc.                  Dynegy, Inc. Class A
Exelon Corp.                         Emerson Electric Co.
Intel Corp.                          Enron Corp.
Johnson & Johnson                    HCA -- The Healthcare Co.
Pacific Century Financial Corp.      McGraw-Hill Companies, Inc.
United Technologies Corp.            Met Life, Inc.
Verizon Communications, Inc.         OGE Energy Corp.
Washington Mutual, Inc.              SBC Communications, Inc.

FORTIS SERIES FUND: GROWTH & INCOME SERIES

THIS PORTFOLIO OFFERS A SOLUTION TO INVESTORS WHO WANT TO COMBINE CONSERVATIVE GROWTH OPPORTUNITIES WITH INCOME POTENTIAL. IT FOCUSES ON COMPANIES WITH ATTRACTIVE DIVIDEND GROWTH PROSPECTS RELATIVE TO THE STANDARD & POOR'S 500 STOCK INDEX. THE PORTFOLIO IS WELL DIVERSIFIED WITH EXPOSURE TO MANY SECTORS OF THE ECONOMY.

HOW DID THE FUND PERFORM DURING THE PAST 3 MONTHS?

Wellington Management assumed portfolio management responsibilities as investment sub-adviser to the Fortis Growth & Income Series on April 2, 2001. Over this time period, the fund returned 6.91%, outperforming the S&P 500 Index, which returned 5.85%. For the six-month period ended June 30, 2001, the fund returned -3.91% verses the S&P 500 Index which returned -6.69%.

WHY DID THE FUND PERFORM THIS WAY?

The second quarter was a strong one for the fund, driven by strong stock selection in health care and information technology. Only the fund's utility holdings detracted significantly from performance. The fund's stock selection in the pharmaceuticals and biotechnology contributed to the outperformance in the health care sector, led by holdings in GENZYME, JOHNSON & JONNSON and IMMUNEX. The fund's large, overweight position in GENZYME benefited the fund as the company reported an impressive first quarter driven by strong sales of the end-stage renal disease drug, RENEGAL. Despite the weakness in information technology for the majority of the first half of the year, strong stock selection within the sector helped the fund. Strong performers included MICROSOFT, CISCO, INTEL and SONUS NETWORKS. Other top contributors to the fund came from a diverse group of companies within several macroeconomic sectors: AOL TIME WARNER (Consumer Discretionary), CITIGROUP (Financials), and GENERAL ELECTRIC (Industrials)

WHAT IS YOUR OUTLOOK FOR 2001?

We are confident that the outlook for the U.S. economy has improved considerably since the end of the first quarter. Due to aggressive monetary and fiscal stimulus, as well as benign inflation, we believe that the real GDP growth will be +1.3% in 2001 and a stronger than consensus rebound of +4.0% in 2002. Since the beginning of the quarter, consensus 2001 operating profit estimates for the S&P 500 have declined closer to our estimate of -6% annual profit growth. Consensus 2001 profit estimates, despite the aggressive Fed action, have declined -11% year-to-date.

Outside of the technology sector, we anticipate improving conditions going into the second half of this year, setting the stage for a stronger economy in 2002 and 2003. This recovery will begin as a result of positive fiscal and monetary stimulus and will be fueled by lower than expected inflation, a strong consumer, and rising corporate profits. Therefore, with an improving economic picture and more attractive valuations in many sectors, we have a positive outlook for the U.S. equity.

VALUE OF $10,000 INVESTED MAY 2, 1994

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


   GROWTH & INCOME SERIES
AVERAGE ANNUAL TOTAL RETURN*               SINCE
           1 YEAR             5 YEAR   MAY 2, 1994**
+0.89%                        +12.43%        +14.23%

        S&P 500***  GROWTH & INCOME SERIES
5/2/94     $10,000                 $10,000
94          $9,912                  $9,942
95         $12,492                 $11,448
96         $15,746                 $14,430
97         $21,203                 $18,403
98         $27,608                 $22,587
99         $33,891                 $24,991
2000       $36,346                 $25,697
2001       $30,959                 $25,925

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 ***  An unmanaged index of 500 common stocks.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Capital Spending              25.7%
Finance                       22.8%
Health Care                   12.1%
Consumer Cyclical              8.7%
Energy & Related               7.7%
Utilities                      7.4%
Consumer Staples               6.8%
Basic Industry                 3.6%
Consumer Discretionary         3.5%
Metal & Mining                 0.8%
Transportation                 0.7%
Cash Equivalents/Receivables   0.2%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  General Electric Co.                                    4.4%
 2.  Microsoft Corp.                                         3.6%
 3.  Exxon Mobil Corp.                                       2.7%
 4.  Citigroup, Inc.                                         2.4%
 5.  Pfizer, Inc. (with rights)                              2.3%
 6.  AOL Time Warner, Inc.                                   2.1%
 7.  Wal-Mart Stores, Inc.                                   2.0%
 8.  American International Group, Inc.                      1.9%
 9.  Intel Corp.                                             1.8%
10.  International Business Machines Corp.                   1.8%

FORTIS SERIES FUND: S&P 500 INDEX SERIES
(SUBADVISED BY DREYFUS)

THIS PORTFOLIO IS DESIGNED ESPECIALLY FOR INVESTORS WHO WANT TO EMULATE THE TOTAL RETURN OF THE STANDARD & POOR'S 500 INDEX.

For the six-month period ended June 30, 2001, the fund had a return of -6.90%. In contrast, the S&P 500 Index, the portfolio benchmark, produced a return of -6.69% for the same period. The difference between the fund's return and the index is primarily fund expenses. The fund is designed to passively replicate the large capitalization U.S equity market as represented by the S&P 500 Index. The portfolio utilizes a replication strategy, which typically entails holding all stocks in direct proportion to their weight in the index.

The technology stock correction bottomed at the beginning of the second quarter as continued Federal Reserve Board rate cuts encouraged investors to look beyond the negative earnings news. Consumer cyclical stocks also benefited from lower interest rates as consumer confidence stabilized and inflation remained relatively low. As the expectation of a brighter earnings picture emerged, improved interest rate environment and lower energy costs, investors turned from more defensive stocks toward growth oriented stocks.

Among the top performing industries in the index were computer software, entertainment, banks and retail companies. The worst performing industries were communication equipment, utilities and drug companies.

VALUE OF $10,000 INVESTED MAY 1, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


    S&P 500 INDEX SERIES
AVERAGE ANNUAL TOTAL RETURN*               SINCE
           1 YEAR             5 YEAR   MAY 1, 1996**
-15.16%                       +13.82%        +13.97%

          S&P 500 INDEX***  S&P 500 INDEX SERIES
05/01/96           $10,000               $10,000
96                 $10,300               $10,279
97                 $13,870               $13,716
98                 $18,060               $17,760
99                 $22,169               $21,706
2000               $23,775               $23,146
2001               $20,251               $19,638

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 ***  An unmanaged index of 500 common stocks

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
Cintas Corp.                         Adaptec, Inc.
Concord EFS, Inc.                    Briggs & Stratton Corp.
Fiserv, Inc.                         Ceridian Corp.
Jabil Circuit, Inc.                  Harcourt General, Inc.
John Hancock Financial Services,     Hartford Financial Services Group,
 Inc.                                 Inc.
Noble Drilling Corp.                 Longs Drug Stores Corp.
Pepsi Bottling Group, Inc.
TMP Worldwide, Inc.
Univision Communications, Inc.
 Class A
Zions Bancorporation

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         37.1%
Health Care - Pharmaceutical and Medicine Manufacturing       10.6%
Finance - Depository Credit Banking                            9.3%
Finance - Nondepository Credit Banking                         7.5%
Finance - Insurance Carriers                                   6.5%
Computer Manufacturing - Semiconductor, Electronic Component   5.7%
Information - Software Publishers                              5.4%
Petroleum and Coal - Products Manufacturing                    5.1%
Entertainment - Motion Picture and Video Industries            4.1%
Electrical Equipment Manufacturing                             3.8%
Health Care - Medical Equipment and Supplies Manufacturing     3.1%
Cash Equivalents/Receivables                                   1.8%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Citigroup, Inc.                                         4.3%
 2.  Pfizer, Inc. (with rights)                              3.9%
 3.  General Electric Co.                                    3.8%
 4.  Freddie Mac                                             3.6%
 5.  Microsoft Corp.                                         2.9%
 6.  AOL Time Warner, Inc.                                   2.8%
 7.  First Data Corp.                                        2.0%
 8.  Exxon Mobil Corp.                                       2.0%
 9.  Viacom, Inc. Class B                                    2.0%
10.  UnitedHealth Group, Inc.                                2.0%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
Abbott Laboratories                  Applied Biosystems Group -- Applera
Adobe Systems, Inc.                   Corp.
Bank of America Corp.                Ariba, Inc.
CIENA Corp.                          Firstar Corp.
Fifth Third Bancorp                  Hewlett-Packard Co.
HCA -- The Healthcare Co.            Intuit, Inc.
Honeywell International, Inc.        Kimberly-Clark Corp.
Progressive Corp.                    Merck & Co., Inc.
TMP Worldwide, Inc.                  Nortel Networks Corp.
Waste Management, Inc.               Solectron Corp.
                                     Stilwell Financial, Inc.

FORTIS SERIES FUND: BLUE CHIP STOCK SERIES
(SUBADVISED BY T. ROWE PRICE)

THE MONEY MANAGERS FOR THIS PORTFOLIO TARGET "BLUE CHIP" COMPANIES WITH LEADING MARKET POSITIONS, SEASONED MANAGEMENT AND STRONG FINANCIAL FUNDAMENTALS. IT IS DESIGNED FOR PEOPLE WHO WANT TO INVEST IN WELL-ESTABLISHED COMPANIES THAT GENERATE CONSISTENT, DURABLE EARNINGS GROWTH WITH THE POTENTIAL FOR ABOVE AVERAGE STOCK PERFORMANCE.

MARKET ENVIRONMENT

The U.S. economy remained lackluster during the six-months ended June 30, 2001, even as the Federal Reserve slashed interest rates. In the same vein, reported corporate earnings were inconsistent and, at times, highly negative. However, investors were drawn back into growth stocks by optimistic expectations for the second half of 2001. Media, pharmaceutical, and even many technology segments ended the quarter with solid gains despite noteworthy price volatility.

PERFORMANCE

For the six-month period the fund posted a -10.33% return that underperformed the S&P 500 Stock Index return of -6.69%. Our efforts to selectively add high-quality growth companies in out-of-favor sectors often helped results. Although our efforts to do this in the technology sector fared quite poorly during the first quarter, our research helped us recognize the magnitude of fundamental problems and reduce positions early. In this way, we were able to limit losses or trade into better situated companies that performed reasonably well in the past three months.

PORTFOLIO REVIEW

The across-the-board rebound in large-cap growth shares benefited holdings in virtually all the fund's major sector exposures. Tech firm MICROSOFT, media conglomerate AOL TIME WARNER, and financial multinational CITIGROUP were the portfolio's three greatest contributors. In general, though, sector positioning was not sufficient to achieve good performance. For example, we enjoyed solid gains in SPRINT PCS, while at the same time, VODAFONE, the largest wireless phone operator in the world, proved a bitter disappointment.

The portfolio's greatest loss came from WATERS CORPORATION (maker of equipment used in drug discovery and a major winner for the fund in the past), which was crushed after the company noted some slowing in their business.

Our investment strategy continues to focus on adding opportunistically to existing holdings. One of our largest purchases was in FIFTH THIRD BANCORP, a leading Midwestern bank with over 20 consecutive years of double-digit earnings growth. The bank has significant investments in processing businesses and an outstanding sales and credit culture. Our largest sale was an elimination of an already underweighted position in MERCK, which has suffered a significant earnings slowdown this year.

OUTLOOK

The economic picture for the rest of the year remains uncertain. However, we are most concerned with the outlook for corporate earnings, which is now more variable than we would like. On balance, we feel that companies capable of generating consistent, sustained earnings growth, such as financials and health care firms, should appear exceptionally attractive in an environment where very few companies are able to generate growth. As the economy recovers, our holdings in select media and technology companies should also show improved performance (as their earnings power has been maintained despite some slowing in earnings growth).

VALUE OF $10,000 INVESTED MAY 1, 1996

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


   BLUE CHIP STOCK SERIES
AVERAGE ANNUAL TOTAL RETURN*               SINCE
           1 YEAR             5 YEAR   MAY 1, 1996**
-18.23%                       +14.36%        +14.17%

        S&P 500***  BLUE CHIP STOCK SERIES
5/1/96     $10,000                 $10,000
96         $10,300                 $10,134
97         $13,870                 $13,345
98         $18,060                 $17,262
99         $22,169                 $20,758
2000       $23,775                 $24,241
2001       $20,251                 $19,822

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 ***  An unmanaged index of 500 common stocks

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         37.6%
Health Care - Pharmaceutical and Medicine Manufacturing       12.2%
Computer Manufacturing - Semiconductor, Electronic Component   7.8%
Finance - Depository Credit Banking                            7.0%
Cash Equivalents/Receivables                                   6.4%
Electrical Equipment Manufacturing                             5.3%
Finance - Nondepository Credit Banking                         5.0%
Computer Manufacturing - Computer and Peripheral Equipment     4.1%
Petroleum and Coal - Products Manufacturing                    3.8%
Computer Manufacturing - Communications Equipment              3.7%
Finance - Insurance Carriers                                   3.6%
Information - Software Publishers                              3.5%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  General Electric Co.                                    5.3%
 2.  Citigroup, Inc.                                         3.8%
 3.  Pfizer, Inc. (with rights)                              3.5%
 4.  Exxon Mobil Corp.                                       3.3%
 5.  Tyco International Ltd.                                 3.1%
 6.  AOL Time Warner, Inc.                                   2.8%
 7.  American International Group, Inc.                      2.7%
 8.  Microsoft Corp.                                         2.2%
 9.  Home Depot, Inc.                                        2.0%
10.  JP Morgan Chase & Co.                                   2.0%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                      ELIMINATIONS:
Alcoa, Inc.                     Applied Biosystems Group --
Analog Devices, Inc.             Applera Corp.
Bristol-Myers Squibb Co.        Bowater, Inc.
Cardinal Health, Inc.           Delta Air Lines, Inc.
Check Point Software            Du Pont (E.I.) de Nemours &
 Technologies Ltd.               Co.
ENSCO International, Inc.       JDS Uniphase Corp.
HCA -- The Healthcare Co.       Juniper Networks, Inc.
KLA-Tencor Corp.                PMC-Sierra, Inc.
Transocean Sedco Forex, Inc.    State Street Corp.

FORTIS SERIES FUND: BLUE CHIP STOCK SERIES II
(SUBADVISED BY AIM)

THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO WANT LONG-TERM GROWTH OF CAPITAL WITH INCOME AS A SECONDARY OBJECTIVE BY INVESTING IN COMMON STOCKS OF BLUE CHIP COMPANIES.

For the six-month period ended June 30, 2001, the Blue Chip Stock Series II returned -15.07%, underperforming its benchmark, the S&P 500 Index which returned -6.69%.

Overall, markets remained volatile in the first part of 2001, as the economy experienced a massive slowdown that continued from the latter part of 2000. Negative earnings revisions were prevalent during the period as most corporate leaders were taken off guard by the magnitude of the economic slowdown. Consequently, growth investing remained out of favor with value stocks strongly outperforming growth stocks during the first half of the year. Large cap growth stocks, in particular, were hit hard during the period as investors turned to more value-oriented stocks.

While the information technology sector had a strong rebound in the second quarter, its first quarter performance was difficult to overcome, and the fund's slight overweight position in the sector had a negative impact on the fund's performance. Many of the industry leading, large cap technology names that the fund typically invests in sold off strongly during the first quarter as investors rotated out of this sector. In addition, the fund's overweight position in the health care sector negatively impacted performance. While this sector had very strong performance throughout 2000, it has given back a great deal of the gains during the current year as investors have taken profits.

On the positive side, the industrials sector contributed to the fund's relative performance during the period. The fund had superior stock selection in the sector relative to the benchmark, as managers found companies with solid earnings growth at reasonable valuations.

MARKET OUTLOOK

While economic data remains mixed, we do see reasons for optimism. In addition to Fed easing which has historically acted to reinvigorate the economy, a revitalized business climate could do much to restore confidence in growth stocks. Additionally, portfolio managers are currently finding very attractive stock valuations. Despite the market's short-term fluctuations, over the long term fund managers believe that the market will reward stocks that deliver consistent earnings growth.

VALUE OF $10,000 INVESTED MAY 1, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

BLUE CHIP STOCK SERIES II
      TOTAL RETURN*
          SINCE                SINCE
      MAY 1, 2000**        MAY 1, 2000**
-25.28%                          -25.22%

                            BLUE CHIP STOCK
        S & P 500 INDEX***     SERIES II
5/1/00             $10,000          $10,000
2000               $10,036          $10,008
2001                $8,549           $7,478

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 ***  An unmanaged index of 500 common stocks.

PORTFOLIO DIVERSIFICATION BY COUNTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Japan                         23.9%
United Kingdom                20.0%
France                        14.4%
Netherlands                   12.7%
Germany                        6.4%
Other                          4.6%
Italy                          4.0%
Sweden                         3.1%
Spain                          3.0%
Singapore                      2.8%
Switzerland                    2.8%
Cash Equivalents/Receivables   2.3%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  HSBC Holdings plc (United Kingdom)                      2.8%
 2.  Allianz AG (Germany)                                    2.6%
 3.  ABN-AMRO Holding N.V. (Netherlands)                     2.6%
 4.  BP plc (United Kingdom)                                 2.4%
 5.  Koninklijke (Royal) Philips Electronics N.V.
     (Netherlands)                                           2.3%
 6.  Suez S.A. (France)                                      2.3%
 7.  ING Groep N.V. (Netherlands)                            2.3%
 8.  TotalFinaElf S.A. (France)                              2.3%
 9.  Akzo Nobel N.V. (Netherlands)                           2.2%
10.  Nissan Motor Co. Ltd. (Japan)                           2.2%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
ABN-AMRO Holding N.V.                Alleanza Assicurazioni
Alstom                               Broken Hill Property Co. Ltd.
East Japan Railway Co.               GKN plc
Elan Corp. plc ADR                   Halifax Group plc
Hutchison Whampoa Ltd.               Nippon Telegraph & Telephone Corp.
Japan Tobacco, Inc.                  Prudential plc
Kyocera Corp.                        Reed International plc
Toyota Motor Corp.                   Sankyo Co. Ltd.
Yamanouchi Pharmaceutical Co. Ltd.   Svenska Handelsbanken AB Class A
                                     TDK Corp.

FORTIS SERIES FUND: INTERNATIONAL STOCK SERIES
(SUBADVISED BY LAZARD FRERES ASSET MANAGEMENT)

INVESTORS WILLING TO BALANCE THE RISKS AND REWARDS OF INTERNATIONAL STOCK INVESTING OFTEN SELECT THIS PORTFOLIO TO DIVERSIFY AN ESTABLISHED INVESTMENT STRATEGY. IT FOCUSES EXCLUSIVELY ON GROWTH COMPANY STOCKS OUTSIDE OF THE UNITED STATES.

The market weakness of 2000 persisted into the new year, as signs of an economic slowdown spread beyond the United States, and profit warnings from technology companies continued unabated. While stocks rallied globally in January after the first Federal Reserve interest rate cut, they soon reversed course, as hopes of an economic rebound waned. The sell-off was broad based with all sectors ending the first quarter lower. Technology and telecommunication issues were most affected as slowing capital expenditures impacted their earnings particularly hard.

International stocks rebounded through the first half of the period as interest rate cuts by the Bank of England, the European Central Bank and the U.S. Federal Reserve triggered a rally in the beaten down technology and telecommunications sectors. The new Japanese Prime Minister and his intention to accelerate financial reforms added to the optimism and drove Japanese stocks dramatically higher in early May. However, the rally faded later in the second quarter as corporate earnings continued to be weak and expectations for economic growth in Europe and Japan were revised down. Returns to the dollar-based investor were further depressed by weakness in both the euro and yen. In Japan, most view the proposed reforms as long-term positive initiatives, but concerns that these painful steps could push the economy into recession in the short-term led to a decline in the yen.

Lazard has reduced its weighting in a few positions in the consumer staples and energy sectors that have recently performed well. Earnings for these companies have held up well, relative to the declines in other sectors. However, these companies are now in the high end of their historical valuation range and, therefore, have a greater risk of not achieving investors' expectations. Strong stock selection relative to the MSCI EAFE Index in France, Sweden and the United Kingdom has positively impacted the Portfolio year to date. Additionally, our underweight position in technology also has helped the Portfolio in 2001. Positions in Vodafone and Zurich Financial have negatively impacted performance through June. For the six-month period ended June 30, 2001, the fund had a total return of -13.59%, the return for the MSCI EAFE Index was -14.75%.

Lazard sold its long-held position in Alcatel during the first quarter, as the company's fundamentals began to weaken while its valuation remained fairly high. As sentiment subsequently became very negative regarding the technology sector, Alcatel fell more than 50 percent, presenting an opportunity to repurchase it at a very attractive valuation of approximately one times sales. Over the long-term, Lazard believes Alcatel will generate strong returns due to its strong balance sheet and leadership position in broadband data products.

Lazard continues to adhere to its disciplined investment process of maintaining focus on individual company fundamentals amid the dramatic swings in market sentiment. For example, Lazard opportunistically added to its position in Great Universal Stores after its share price had fallen because of a short-term slowdown in sales. In recent years, Great Universal Stores has struggled to restructure their various retail operations. Lazard's patience is, however, being rewarded, as the restructuring is now bearing fruit and Great Universal Stores' Burberry division has seen a sharp rebound in sales, driving the share price more than 20 percent higher during the last three months.

While we are concerned about the strong swings in market sentiment, we believe that the fund is well positioned for the long term. Our relative value style leads us to invest in well-managed businesses with strong cash flow and modest debt levels. We believe that maintaining our disciplined fundamental approach will ultimately deliver strong relative performance.

VALUE OF $10,000 INVESTED JANUARY 3, 1995

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


 INTERNATIONAL STOCK SERIES
AVERAGE ANNUAL TOTAL RETURN*                SINCE
           1 YEAR             5 YEAR  JANUARY 3, 1995***
-18.97%                       +5.88%              +7.96%

                     INTERNATIONAL
        MSCI EAFE**  STOCK SERIES
1/3/95      $10,000        $10,000
95          $10,276        $10,488
96          $11,676        $12,355
97          $13,213        $14,683
98          $14,057        $17,310
99          $15,171        $17,949
2000        $17,817        $20,285
2001        $15,583        $16,437

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  ** An unmanaged index of the stocks of Europe, Australia, and the Far East. *** Date shares were first offered to the public.

PORTFOLIO DIVERSIFICATION BY COUNTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United Kingdom                25.8%
Japan                         17.5%
France                        13.8%
Other                          8.8%
Netherlands                    7.0%
Italy                          5.5%
Switzerland                    5.1%
Cash Equivalents/Receivables   4.2%
Germany                        4.0%
Sweden                         3.1%
Spain                          2.8%
Hong Kong                      2.4%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Securities                                               Net Assets
-------------------------------------------------------------------
 1.  GlaxoSmithKline plc
     (United Kingdom)                                        4.4%
 2.  TotalFinaElf S.A. (France)                              2.6%
 3.  Shell Transport & Trading Company (United Kingdom)      2.2%
 4.  Royal Bank of Scotland Group plc (United Kingdom)       2.1%
 5.  ING Groep N.V. (Netherlands)                            2.0%
 6.  Nestle S.A. (Switzerland)                               1.9%
 7.  Adventis S.A. (France)                                  1.9%
 8.  Canon, Inc. (Japan)                                     1.9%
 9.  Reed International plc
     (United Kingdom)                                        1.8%
10.  NTT DoCoMo, Inc. (Japan)                                1.7%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

STOCK ADDITIONS:                STOCK ELIMINATIONS:
Banca Nazionale del Lavoro      Bouygues S.A.
Check Point Software            DBS Group Holdings Ltd.
 Technologies Ltd.              East Japan Railway Co.
Companhai Braasileira de        Furukawa Electric Co. Ltd.
 Distribuicao Grupo Pao de      Marconi plc
Fujisawa Pharmaceutical Co.     Nortel Networks Corp.
 Ltd.                           Pacific Century CyberWorks
Grupo Financiero Banamex         Ltd.
 Accival S.A.                   Petroleo Brasileiro S.A.
Henderson Land Development Co.  Singapore Telecommunications
 Ltd.                            Ltd.
Orange S.A.                     Telstra Corp. Ltd.
Sainsbury (J) plc
Statoil ASA
UFJ Holdings, Inc.

FORTIS SERIES FUND: INTERNATIONAL STOCK SERIES II
(SUBADVISED BY T. ROWE PRICE)

THIS PORTFOLIO IS DESIGNED TO PROVIDE LONG-TERM GROWTH OF CAPITAL BY INVESTING IN THE COMMON STOCKS OF WELL ESTABLISHED NON-U.S. COMPANIES.

International stocks fell sharply during the six months ended June 30, 2001. Losses were modest over the second quarter but followed steep declines during the first three months of the year. The U.S. Federal Reserve cut rates aggressively during the period, and a surprise Fed rate cut spurred a global rally early in the second quarter, but the rebound fizzled on continued earnings disappointments and renewed fears about weakening economies. Technology, media, and telecommunications stocks led the April upswing, while defensive, value-oriented stocks, which offer a measure of revenue and earnings certainty, rallied as less-positive economic news dominated in May and June.

In Europe, economic indicators declined, while energy and food prices pushed euro zone inflation up to 3.4%. The strong dollar continued to hurt returns for U.S. investors. The euro appeared to stabilize after falling 6% during the first quarter, then fell another 4% during the second quarter. Falling exports drove Japan to the brink of recession. The yen was flat in the second quarter after falling 9% during the first quarter. Most regional economies in the Pacific ex-Japan slowed sharply as exports softened. In Latin America, Mexico's economy weakened in line with U.S. demand, but the peso strengthened and stocks remained strong. A domestic energy crisis and Argentina's turmoil drove Brazil's currency down.

INVESTMENT PERFORMANCE AND STRATEGY

Overall, the International Stock Series II returned -15.45%, modestly underperforming the MSCI EAFE (Europe, Australasia, Far East) Index, which returned -14.75%. The portfolio's bias toward growth sectors hindered returns during a period when value sectors were the strongest performers. Both our overweighting of technology and our underweighting of value and defensive sectors, including automobiles and utilities, hurt returns. Country weightings and stock selection within countries were generally neutral, although our overweight position in the robust Mexican market has been a positive.

The ongoing correction in tech and telecom stocks hurt performance as telecommunications provider VODAFONE (U.K.) and communications equipment makers ALCATEL (France), ERICSSON (Sweden), and NOKIA (Finland) plunged. At the same time, stock selection within sectors was positive. Within the technology sector, for example, CELESTICA (Canada) and CANON (Japan) boosted returns. In the telecom sector, CHINA MOBILE (HONG KONG) climbed as subscriber growth surpassed expectations, and in Japan NTT DOCOMO's launch of Java Internet-compatible handsets stimulated usage. Both stocks were significant contributors to their sector. TELEFONOS DE MEXICO also rallied along with that country's stock market. The period's top contributor was U.K. pharmaceutical giant GLAXOSMITHKLINE.

We added to holdings in caterer Sodexho (France), which acquired control of its U.S. subsidiary; food retailer Sainsbury (U.K.), which is restructuring; and Italian bank BNL, which is increasing its earnings and should benefit from industry consolidation. After significant cuts to tech and telecom positions in the first quarter, we made further reductions in Ericsson and Japan's KYOCERA and NTT during the second quarter in light of the difficult near-term outlook. We also reduced our holdings of financial companies that are exposed to the slowdown in mergers and acquisitions and other equity market related business, including CREDIT SUISSE and DEUTSCHE BANK.

OUTLOOK

Near the end of June, the U.S. Federal Reserve cut interest rates for the sixth time since the beginning of the year. The economic news remains uninspiring, however, and the outlook uncertain. Optimism about falling interest rates will likely be balanced by continued earnings pessimism over the next few months, but news should turn more positive as rate cuts work their way through the system. We are focusing on positioning the portfolio to benefit from a rebound in growth over the medium term while avoiding the negative impact of short-term earnings disappointments.

VALUE OF $10,000 INVESTED JANUARY 3, 1995

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


INTERNATIONAL STOCK SERIES II
AVERAGE ANNUAL TOTAL RETURN*                 SINCE
           1 YEAR              5 YEAR  JAUNUARY 3, 1995**
-24.19%                         +1.4%              +4.63%

                              INTERNATIONAL
        MSCI WORLD INDEX***  STOCK SERIES II  MSCI EAFE****
1/3/95              $10,000          $10,000        $10,000
95                  $10,942          $11,189        $10,276
96                  $13,021          $12,516        $11,676
97                  $15,990          $14,368        $13,213
98                  $18,783          $16,334        $14,057
99                  $21,803          $17,236        $15,171
2000                $24,535          $17,695        $17,817
2001                $19,595          $13,414        $15,583

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 *** An unmanaged index of the world's major equity markets in U.S. dollars, weighted by stock market value.
**** An unmanaged index of the stocks of Europe, Australia and the Far East. Going forward, the Series will be use the MSCI EAFE Index because it is better suited for the new investment objective of the Series.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Capital Spending              26.4%
Finance                       17.8%
Health Care                   13.6%
Consumer Cyclical             10.9%
Basic Industry                10.5%
Energy & Related               7.9%
Utilities                      6.5%
Consumer Staples               3.4%
Cash Equivalents/Receivables   3.0%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Genzyme Corp. -- General Division                       2.3%
 2.  Idec Pharmaceuticals Corp.                              1.8%
 3.  Sungard Data Systems, Inc.
     (with rights)                                           1.7%
 4.  BJ's Wholesale Club, Inc.                               1.3%
 5.  IVAX Corp.                                              1.3%
 6.  North Fork Bancorporation, Inc.                         1.2%
 7.  Ultramar Diamond Shamrock Corp.                         1.2%
 8.  Dime Bancorp, Inc.                                      1.2%
 9.  BJ Services Co.                                         1.0%
10.  DST Systems, Inc.                                       1.0%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
Apogent Technologies, Inc.           Calpine Corp.
Apollo Group, Inc. Class A           Comerica, Inc.
Everest Re Group Ltd.                Cullen/Frost Bankers, Inc.
First Tennessee National Corp.       Dynegy, Inc. Class A
International Game Technology        Edwards (A.G.), Inc.
Jones Apparel Group, Inc.            KeySpan Corp.
North Fork Bancorporation, Inc.      Noble Drilling Corp.
Oxford Health Plans, Inc.            Powerwave Technologies, Inc.
SPX Corp.                            PPL Corp.
Tidewater, Inc.                      Univision Communications, Inc.
                                      Class A

FORTIS SERIES FUND: MID CAP STOCK SERIES
(SUBADVISED BY DREYFUS)

THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO WISH TO INVEST IN MID CAPITALIZATION COMPANIES THAT HAVE EXCELLENT POTENTIAL GROWTH CHARACTERISTICS BUT ARE REASONBLY PRICED.

For the six-month period ended June 30, 2001, the fund returned -2.06%, which underperformed the the S&P MidCap 400 Index which returned +0.97%. Underperformance was in part due to an exposure to companies with positive earnings momentum. The problem was especially acute in the early part of the year, when an unusually strong January effect saw investors focused almost entirely on deep value issues that did not appear attractive to our blended valuation model. Individual stock selection among producer goods manufacturers and consumer cyclical stocks also detracted from performance. However, a positive influence upon performance was a modestly below benchmark price/earnings ratio in the portfolio.

An example of stock selections that negatively affected performance in the cyclical sector include Atlas Air Worldwide Holdings (-56.60%). This air freight company faced a challenging environment, as global economic anxiety affected air freight and airlines in general and this was exacerbated by the business expansion strategies of Atlas Air's competitors. Also, some retail oriented benchmark names not held in the portfolio -- such as Abercrombie & Fitch and Barnes & Noble -- had strong price performance during the period under review. In the utility sector, holdings such as Idacorp (-27.24%) and NRG Energy (-20.61%) were under pressure as there was growing investor concern about a possible political solution to the high electricity prices seen earlier this year.

Individual issues that had a positive effect upon return include Westwood One Corporation (+90.81%), Ultramar Diamond Shamrock (+54.59%), and BJ's Wholesale Club (+38.79%). Westwood produces programming and information services for radio stations, and through a diversified product offering has exceeded Wall Street expectations. Ultramar Diamond Shamrock is an oil refining and marketing company that was the target of a takeover offer by Valero Energy. BJ's Wholesale Club is a value-oriented retailer that appears to be benefiting from an uncertain economic environment, as consumers become more value conscious with their discretionary dollars.

We maintain our flexible, market-sensitive stock valuation method with a very disciplined, fully invested and economic sector neutral approach to portfolio construction. During these more uncertain economic times, our stock selection methodology continues to focus on companies with attractive valuations and visible growth prospects. We remain convinced that the midcap sector of the equity market continues to provide attractive investment opportunities.

VALUE OF $10,000 INVESTED MAY 1, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


    MID CAP STOCK SERIES
AVERAGE ANNUAL TOTAL RETURN*      SINCE
           1 YEAR             MAY 1, 1998**
-0.60%                              + 4.44%

        S&P 400
        MID CAP     MID CAP
        INDEX***  STOCK SERIES
5/1/98   $10,000       $10,000
98        $9,610        $9,490
99       $11,260       $10,111
2000     $13,169       $11,542
2001     $14,339       $11,473

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 *** An unmanaged index of common stocks that measures the performance of the mid-range sector of the U.S. stock market.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         47.6%
Cash Equivalents/Receivables                                  11.3%
Finance - Real Estate Investment Trust                         7.6%
Petroleum and Coal - Oil and Gas Extraction                    5.3%
Information - Software Publishers                              5.2%
Finance - Depository Credit Banking                            4.8%
Finance - Insurance Carriers                                   3.7%
Fabricated Metal Manfacturing - Other                          3.1%
Machinery Manufacturing - Engine, Turbine and Power
Transmission Equipment                                         3.0%
Retail - Clothing Stores                                       2.9%
Professional Services - Computer System Design and Related     2.8%
Petroleum and Coal - Mining Support Activities                 2.7%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Briggs & Stratton Corp.                                 2.9%
 2.  CNF, Inc.                                               2.4%
 3.  Dycom Industries, Inc.                                  2.3%
 4.  Rayonier, Inc.                                          2.3%
 5.  The Manitowoc Company, Inc.                             2.2%
 6.  La-Z-Boy, Inc.                                          2.2%
 7.  Manor Care, Inc.                                        2.1%
 8.  Home Properties of New York, Inc.                       2.0%
 9.  Trinity Industries, Inc.                                2.0%
10.  Key Energy Services, Inc.                               1.9%

TEN LARGEST PORTFOLIO CHANGES
FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                      ELIMINATIONS:
Alpharma, Inc. Class A          Associated Banc-Corp.
Asyst Technologies, Inc.        Casey's General Stores, Inc.
Brandywine Realty Trust         Electronics for Imaging, Inc.
Dycom Industries, Inc.          Knight Transportation, Inc.
Filenet Corp.                   Pinnacle Systems Inc.
Greater Bay Bancorp             Plum Creek Timber Co., Inc.
Integrated Silicon              STERIS Corp.
 Solutions, Inc.                Summit Properties, Inc.
Newfield Exploration Co.        Thomas Industries, Inc.
PolyOne Corp.                   Xircom, Inc.
REMEC, Inc. (with rights)

FORTIS SERIES FUND: SMALL CAP VALUE SERIES
(SUBADVISED BY BERGER)

THIS PORTFOLIO IS DESIGNED FOR AGGRESSIVE INVESTORS WHO WANT TO INVEST IN SMALL COMPANY STOCKS THAT THE PORTFOLIO MANAGERS BELIEVE ARE SIGNIFICANTLY "UNDERVALUED".

MARKET CONDITIONS

Increased market volatility continued over the past 6 months. Perceived economic stabilization supported by additional Federal Reserve rate cuts worked to drive stocks higher, while continued earnings disappointments weighed on individual issues. In the end, the Fed prevailed, and most major indices posted solid gains in the quarter with the Russell 2000 Growth Index outperforming its value counterpart by more than 600 basis points. This marks the first time growth has outperformed value since the first quarter of 2000. Most cycles between growth and value last between three and four years. We continue to believe that several quarters remain in the current value cycle. While the margin of underperformance was significant in the period, the Russell 2000 Value Index is still well ahead of the Growth Index on a year-to-date basis. Although small and mid cap stocks are currently outperforming their large cap counterparts, small caps remain the least expensive area of the market.

On a separate note, while the merger and acquisition activity for the overall market slowed in the quarter, the pace of deals among the Fund's holdings picked up significantly, with three more corporate transactions taking place. Remedy Corp., Structural Dynamics Research Corp. and Chieftain International, Inc. were all acquired by competitors at significant premiums. We believe this lends credence to our view that merger and acquisition activity in the small cap arena will continue if valuations remain depressed as larger companies seek to opportunistically grow their earnings base in a difficult environment.

FUND PERFORMANCE

For the six-month period ended June 30, 2001, the fund posted a 16.36% gain compared with the 6.77% gain for the Russell 2000 Index.

We are pleased to report that our best performing group was the fallen growth area. In past commentary, we have highlighted the difficulties of finding a bottom in the area, but that the relative attractiveness from a risk/reward standpoint was too compelling to ignore. Our conviction was rewarded. Markets tend to anticipate a bottom in the fundamentals and price months in advance. The increased volatility during the quarter presented numerous opportunities with several stocks meeting our price objectives. We responded by eliminating cellular infrastructure supplier Alpha Industries, and trimming enterprise software provider, JDA Software Group, Inc. The strong performance was accentuated by the corporate buyouts mentioned above. While we reduced our overall exposure to fallen growth in the quarter, we continue to find compelling values on an individual basis. We added significantly to our positions in cellular infrastructure providers, Remec, Inc. and DMC StratexNetworks, Inc., as well as semiconductor companies Asyst Technologies, Inc. and Integrated Silicon Solutions. We also increased our holdings in Filenet Corp. and Computer Network Technology Corp. We will continue to monitor this group, as we believe increased volatility will present numerous opportunities going forward.

OUTLOOK

While we believe that recent Fed easings will ultimately lead to economic recovery, we are skeptical on the timing. We remain concerned that investors are overly optimistic regarding the prospect of a second-half recovery, and that valuations may have gotten ahead of the fundamentals on a short-term basis. For this reason, we continue to exercise caution in deploying the fund's relatively large cash position. We are seeing a number of high-profile earnings disappointments, which we believe will filter down into the smaller cap names. We will continue to monitor these situations as they develop, and anticipate putting the cash to work over the ensuing months.

VALUE OF $10,000 INVESTED MAY 1, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


   SMALL CAP VALUE SERIES
AVERAGE ANNUAL TOTAL RETURN*      SINCE
           1 YEAR             MAY 1, 1998**
+42.92%                            + 16.26%

        RUSSELL   SMALL CAP
        2000***  VALUE SERIES
5/1/98  $10,000       $10,000
98       $9,491        $9,640
99       $9,629       $10,993
2000    $11,024       $11,271
2001    $11,088       $16,109

                          Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
 **  Date shares were first offered to the public.
*** An unmanaged index of common stocks of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 11% of the Russell 3000 Index.

PORTFOLIO DIVERSIFICATION BY COUNTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United States                 55.1%
United Kingdom                16.0%
Cash Equivalents/Receivables   5.7%
Germany                        4.0%
Other                          3.7%
France                         3.5%
Netherlands                    3.0%
South Korea                    2.8%
Spain                          1.7%
Ireland                        1.6%
Japan                          1.5%
Hong Kong                      1.4%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Microsoft Corp. (US)                                    2.8%
 2.  Staples, Inc. (US)                                      2.4%
 3.  Bank of America Corp. (US)                              2.2%
 4.  Citigroup, Inc. (US)                                    2.1%
 5.  Reed International plc
     (United Kingdom)                                        2.1%
 6.  Du Pont (E.I.) De Nemours & Co. (US)                    2.1%
 7.  VeriSign, Inc. (US)                                     2.0%
 8.  Exxon Mobil Corp. (US)                                  2.0%
 9.  Fannie Mae (US)                                         1.9%
10.  USA Networks, Inc. (US)                                 1.9%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
Bank of America Corp.                Applied Biosystems Group -- Applera
Citigroup, Inc.                       Corp.
Du Pont (E.I.) de Nemours & Co.      Bed Bath & Beyond, Inc.
Exxon Mobil Corp.                    Cheesecake Factory, Inc.
Fannie Mae                           Enron Corp.
Microsoft Corp.                      EOG Resources, Inc.
Reed International plc               Ericsson (L.M.) Telephone Co.
Staples, Inc.                         Class B ADR
USA Networks, Inc.                   Telefonica S.A. ADR
VeriSign, Inc.                       Tellabs, Inc.
                                     Teva Pharmaceutical Industries Ltd.
                                      ADR
                                     Xilinx, Inc.

FORTIS SERIES FUND: GLOBAL GROWTH SERIES

GROWTH INVESTORS WHO WANT TO DIVERSIFY AND EXPAND THEIR HORIZONS BEYOND THE UNITED STATES MAY WANT TO CONSIDER THIS DIVERSIFIED PORTFOLIO.

HOW DID THE FUND PERFORM DURING THE PAST 3 MONTHS?

Wellington Management assumed portfolio management responsibilities as investment sub-adviser to the Fortis Global Growth Series on April 2, 2001. Over this time period (4/2/01-6/30/01), the fund returned 1.04%, underperforming the MSCI World Benchmark, which returned 2.61%. For the six-month period ended
June 30, 2001, the fund had a total return of -19.86%, while the MSCI World Index returned -10.50%.

WHY DID THE FUND PERFORM THIS WAY?

Volatility remained very high during the second quarter, a continuation of the trend over the last four quarters. This is due primarily to the inflection point we are currently going through: from stronger growth to slower growth, from higher interest rates to lower interest rates, and from accelerating corporate earnings to decelerating corporate earnings. The volatility in the last three months, mostly on the downside, has taken its toll on relative performance. The fund's biggest underperforming sector for the quarter was telecommunications, where one stock, COLT TELECOM, resulted in most of the underperfomance. We continue to have high conviction in COLT TELECOM and look forward to significant returns going forward. In addition, several underperforming stocks within the information technology sector, including NOKIA, SAMSUNG, and CISCO detracted from performance. Despite the weakness in this sector, the Fund benefited from strong stock selection with holdings such as MICROSOFT, VERITAS SOFTWARE, QUALCOMM and INTEL contributing positively to performance. The Consumer Discretionary sector has one of the largest sector weights in the fund. This sector includes media, retailing and consumer discretionary items -- those areas in which we believe global interest rate cuts will have the biggest impact. Holdings such as USA NETWORKS, EBAY and MARKS & SPENCER contributed positively to performance. Strong stock selection within the materials sector combined with the fund's overweight also helped, holdings ALCOA and ALCAN were top performers.

WHAT IS YOUR OUTLOOK?

The Fund remains focused on its themes and sector strategies, and continues to emphasize growth in both sectors and individual companies. However, the successful strategy in 2001 is centered on stock picking. As always, the market environment continues to be both interesting and challenging for global investors. Economic weakness is now prevalent throughout the world's major economies. However, the signposts that a better environment will unfold later this year are accumulating. While volatility can cause periods of dislocation, overall this is good news for the Fortis Global Growth Series portfolio. We feel the securities in the portfolio have superior products, market share and management, making them desirable investments, especially in turbulent times. We continue to remain committed to our research and sector strategy by investing in what we believe to be the best companies, regardless of where they are located.

VALUE OF $10,000 INVESTED MAY 1, 1992

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


    GLOBAL GROWTH SERIES
AVERAGE ANNUAL TOTAL RETURN*               SINCE
           1 YEAR             5 YEAR   MAY 1, 1992**
-32.54%                       + 4.37%       + 10.20%

        MSCI WORLD  GLOBAL GROWTH
         INDEX***      SERIES
5/1/92     $10,000        $10,000
92         $10,053         $9,967
93         $11,805        $11,966
94         $13,076        $12,002
95         $14,543        $14,808
96         $17,305        $19,668
97         $21,252        $21,027
98         $24,964        $24,289
99         $28,977        $25,878
2000       $32,609        $36,108
2001       $26,042        $24,358

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 *** An unmanaged index of the world's major equity markets in U.S. dollars, weighted by stock market value.

PORTFOLIO DIVERSIFICATION BY COUNTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

United States                 36.0%
Japan                         11.6%
United Kingdom                11.3%
France                         9.7%
Netherlands                    6.7%
Switzerland                    6.4%
Other                          5.5%
Cash Equivalents/Receivables   4.3%
Canada                         3.6%
Singapore                      1.8%
Spain                          1.6%
Australia                      1.5%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Diageo plc (United Kingdom)                             2.7%
 2.  Akzo Nobel N.V. (Netherlands)                           2.4%
 3.  Novartis AG (Switzerland)                               2.4%
 4.  St. Paul Companies, Inc. (US)                           2.4%
 5.  Canon, Inc. (Japan)                                     2.1%
 6.  Safeway, Inc. (US)                                      1.9%
 7.  Viacom, Inc. Class B (US)                               1.7%
 8.  Vodafone Group plc (United Kingdom)                     1.7%
 9.  Sanofi-Synthelabo S.A. (France)                         1.7%
10.  CIGNA Corp. (US)                                        1.7%

TEN LARGEST PORTFOLIO CHANGES
FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                                ELIMINATIONS:
L' Air Liquide                            Alcatel S.A.
Bank of Scotland                          AstraZeneca Group plc
BMC Software, Inc.                        Carlton Communications plc
BOC Group plc                             Corning, Inc.
DBS Group Holdings Ltd.                   Grupo Televisa S.A. GDR
Groupe Danone                             Hartford Financial Services Group, Inc.
Honda Motor Co. Ltd.                      HSBC Holdings plc
Iberdrola S.A.                            Keebler Foods Co.
Lilly (Eli) & Co.                         Oversea-Chinese Banking Corp. Ltd.
Linde Ag                                  Pharmacia Corp. (with rights)

FORTIS SERIES FUND: GLOBAL EQUITY SERIES
(SUBADVISED BY MASSACHUSETTS FINANCIAL SERVICES)

THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO WANT CAPITAL APPRECIATION BY INVESTING IN COMON STOCKS AND EQUITY RELATED SECURITIES OF U.S. AND FOREIGN (INCLUDING EMERGING MARKETS) ISSUERS.

For the six-month period ended June 30, 2001, the fund provided a total return of -7.00%. This return, which assumes the reinvestment of any dividends and capital gains distributions, compares to a return over the same period of -10.50% for the portfolio's benchmark, the Morgan Stanley Capital International
(MSCI) World Index. The MSCI World Index is an unmanaged market-capitalization-weighted total return index that measures the performance of 23 developed-country global stock markets, including the United States, Canada, Europe, Australia, New Zealand, and the Far East.

Portfolio returns were negative because of the global market downturn that began in March of 2000. Almost every major index around the globe showed negative returns over the past six- and 12-month periods, and many were in bear market territory. In our view, we witnessed an unwinding of unrealistically high expectations for corporate spending and earnings growth. This was particularly evident in the technology and telecommunications sectors, where there had been a rush to participate in what investors often viewed as a new Internet economy.

Although we had avoided companies whose valuations (stock prices in relation to earnings) we felt were excessive, our investments were also affected as the market retreated. We believe that the market in many cases failed to distinguish good companies from bad and companies with strong long-term businesses from those that were poorly conceived. The good news is that, in our opinion, this correction represents a return to more normal expectations for corporate earnings growth; we believe that is healthy for the market over the long term. We also believe that when the market does recover, investors may favor many of the high-quality companies that we currently hold in the portfolio.

We think our outperformance in relation to our benchmark, the MSCI World Index, was a result of our basic strategy: individual stockpicking based on bottom-up MFS Original Research-Registered Trademark-combined with diversification among sectors. Simply put, we picked some stocks that did better than the overall market, and we avoided being too concentrated in poor-performing sectors.

We believe in having a diversified portfolio, so we have tended not to have large concentrations in any one area of the market. If one sector performs spectacularly, as technology did in 1998 and 1999, we may not perform as strongly as some other global portfolios that may have large concentrations in one sector -- but we feel our approach also protects us somewhat if a sector sinks dramatically, as technology did more recently. Over the long term, we believe our strategy may allow us to outperform, on a risk-adjusted basis, in both up and down markets.

We think one of the strengths of MFS-Registered Trademark- is that our worldwide team of analysts may often be able to uncover opportunities in a global downturn. Our holdings in the industrial gas industry, largely added in late 2000 and early 2001, offer an example. The portfolio has positions in what our research indicates are the global leaders in the business: BOC Group in the United Kingdom, L' Air Liquide in France, and Praxair as well as Air Products and Chemicals in the United States. These firms service the health care field as well as most types of manufacturing, from autos to semiconductors, so they tend to have a wide and varied customer base. Historically, that variety of customers has tended to make the industrial gas business somewhat more stable during swings in the economy such as we are currently experiencing.

Last year, however, these firms were out of favor with the market and were selling at what we felt were relatively low valuations -- not because of problems with company fundamentals but because their rather steady earnings growth rates in the low teens seemed less attractive than the dazzling growth of technology companies. In fact, we think the fundamentals of most of the industrial gas companies have recently improved because the firms are completing a period of capital investment that has made their businesses stronger. And, in the wake of the global meltdown in high-growth technology stocks, the market appears to be recognizing the value of more moderate but perhaps more dependable earnings growth. Most of our industrial gas positions appreciated over the period, and we believe they have strong long-term potential.

Syngenta, one of the portfolio's largest holdings, is another example of an opportunity that we feel was initially unappreciated by the market. Syngenta is a Swiss company formed in November of 2000 by the spinoff of the agricultural chemical divisions of two European pharmaceutical giants, Novartis and AstraZeneca. Both firms had strong ag-chemical divisions but felt they wanted to concentrate on their core health care businesses. Most of Syngenta's initial shares were spun off to existing Novartis and AstraZeneca shareholders, including our portfolio.

But what happened, in our view, was that most of those shareholders wanted to own a pharmaceutical stock and had little interest in, or knowledge of, the agricultural chemical business. In addition, the ag-chemical business cycle had been depressed for two to three years. The result was that many initial recipients sold off their shares, and Syngenta's stock price dropped after the spinoff.

Having researched the firm and the industry, we saw that as a buying opportunity. We believe the combination of the former Novartis and AstraZeneca divisions has huge potential from internal cost-cutting alone, which we think may generate significant growth in earnings and cash flow over the next couple of years. And we think that at some point the agricultural economic cycle will also turn favorable, giving the stock additional upside potential.

Looking at the market as a whole, we feel we're a lot closer to a "normal" market than we were six or 12 months ago. A lot of the excessively high stock valuations appear to have been wrung out of the market, and we think the worst of the pain may be over. But we think it's important for investors to understand that normal returns, by historical standards, are not what we became used to in the late 1990s. Looking at the long term, normal corporate earnings growth and normal stock market returns have averaged out to high single digits or low double digits, and investors may need to get used to that again.

That said, we believe the portfolio may be positioned to deliver competitive returns going forward. We believe we've paid below-average prices for what we think may be above-average earnings growth potential, and we think that positions us well for the future.
VALUE OF $10,000 INVESTED MAY 1, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GLOBAL EQUITY SERIES
   TOTAL RETURN*
       1 YEAR         MAY 1, 2000**
-14.53%                     -13.10%

        MSCI WORLD  GLOBAL EQUITY
         INDEX***      SERIES
5/1/00     $10,000        $10,000
2000       $10,078        $10,167
2001        $8,048         $8,690

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 *** An unmanaged index of the world's major equity markets in U.S. dollars, weigthed by stock market value.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         33.8%
Health Care - Pharmaceutical and Medicine Manufacturing       12.2%
Finance - Nondepository Credit Banking                         9.9%
Finance - Depository Credit Banking                            7.6%
Computer Manufacturing - Semiconductor, Electronic Component   6.0%
Computer Manufacturing - Communications Equipment              5.5%
Professional Servives - Advertising and Related Services       5.3%
Entertainment - Motion Picture and Video Industry              4.8%
Retail - Department Stores                                     4.7%
Information - Software Publishers                              3.9%
Petroleum and Coal - Products Manufacturing                    3.4%
Cash Equivalents/Receivables                                   2.9%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Citigroup, Inc.                                         6.9%
 2.  Pfizer, Inc. (with rights)                              5.8%
 3.  AOL Time Warner, Inc.                                   5.3%
 4.  Kohl's Corp.                                            4.7%
 5.  Freddie Mac                                             4.7%
 6.  MBNA Corp.                                              4.6%
 7.  Microsoft Corp.                                         3.7%
 8.  Tyco International Ltd.                                 3.4%
 9.  AT&T Wireless Group                                     3.3%
10.  Pharmacia Corp. (with rights)                           3.1%

TEN LARGEST PORTFOLIO CHANGES
FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
American International Group, Inc.   Altera Corp.
Baker Hughes, Inc.                   Applied Materials, Inc.
Chevron Corp.                        Applied Micro Circuits Corp.
Comcast Corp. Special Class A        Corning, Inc.
Electronic Data Systems Corp.        Dell Computer Corp.
General Electric Co.                 Juniper Networks, Inc.
Goldman Sachs Group, Inc.            Merrill Lynch & Co., Inc.
Johnson & Johnson                    Nortel Networks Corp.
Philip Morris Companies, Inc.        PMC-Sierra, Inc.
Transocean Sedco Forex, Inc.         Yahoo!, Inc.

FORTIS SERIES: LARGE CAP GROWTH SERIES
(SUBADVISED BY ALLIANCE)

THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO WANT TO INVEST IN LARGE CAPITALIZATION, FAST GROWING COMPANIES.

For the six-month period ended June 30, 2001, the fund returned -10.78%, underperforming the S&P 500 return of -6.69%. Volatility continued to characterize the U.S. stock market driven by a weakening U.S. economy, widespread earnings disappointments, cutbacks in capital spending, and unemployment slowly inching upward. The Federal Reserve moved aggressively, cutting interest rates six times totaling 2.75 % preventing a significant deterioration in consumer confidence or spending. Investors were inspired by several short-term rallies including a sizable January up-tick. Unfortunately, lack of visibility by companies and sharp downward revisions to expectations precluded the market from remaining in positive territory through March. Enthusiasm for a possible economic turnaround fueled a technology rally in April, until profit warnings from several bellwether companies halted the upward momentum. Scores of companies cut earnings forecasts again, outlining a deeper-than-expected slowdown in technology capital spending. June was brought back to a downward tilt with the release of additional negative economic data.

The fund's underperformance relative to the benchmark can be attributed to unfavorable stock selection in the technology, healthcare and communications services sectors. Technology bellwether Cisco Systems -52% missed consensus earnings estimates for the first time in six years and EMC -55% and Nokia -49% also suffered. Schering Plough -36% in the healthcare sector and Vodafone -38% in communications services also negatively impacted the fund. The fund was positively impacted by a mild overweight and favorable stock selection in the financial services sector specifically with outperformance by CIT Group 95%. Favorable stock selection in the consumer staples sector with AOL Time Warner 52% and Liberty Media 29% also positively contributed to the fund.

We realize the possibility that U.S. economic growth may remain stagnant short-term and that any palpable evidence of a recovery may extend into later this year or early 2002. We are encouraged by the Federal Reserve's initiative but we believe sound traction may take longer than expected, and in the form of a "U" rather than "V" shaped recovery. We maintain our cautious positioning in the fund and are intensifying our efforts to obtain the highest quality of company information, including industry data that company management's may be missing. Our strategy is to focus on companies with strong balance sheets, carefully selecting those with the soundest fundamentals which we believe will emerge from this economic slump in solid financial shape.

VALUE OF $10,000 INVESTED MAY 1, 1998

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


  LARGE CAP GROWTH SERIES
AVERAGE ANNUAL TOTAL RETURN*      SINCE
           1 YEAR             MAY 1, 1998**
-28.05%                             + 3.20%

        S&P 500   LARGE CAP GROWTH
        INDEX***       SERIES
5/1/98   $10,000           $10,000
98       $10,227           $10,439
99       $12,555           $13,572
2000     $13,464           $15,355
2001     $11,468           $11,048

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 ***  An unmanaged index of 500 common stocks

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         37.6%
Computer Manufacturing - Semiconductor, Electronic Component   9.3%
Health Care - Pharmaceutical and Medicine Manufacturing        8.4%
Cash Equivalents/Receivables                                   7.3%
Information - Software Publishers                              7.0%
Finance - Insurance Carriers                                   6.0%
Entertainment - Motion Picture and Video Industries            5.8%
Finance - Nondepository Credit Banking                         4.5%
Computer Manufacturing - Computer and Peripheral Equipment     4.0%
Computer Manufacturing - Communications Equipment              3.9%
Finance - Depository Credit Banking                            3.6%
Professional Services - Computer Systems Design and Related    2.6%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Tyco International Ltd.                                 3.4%
 2.  Viacom, Inc. Class B                                    3.0%
 3.  Microsoft Corp.                                         2.5%
 4.  Citigroup, Inc.                                         2.4%
 5.  Pfizer, Inc. (with rights)                              2.2%
 6.  Clear Channel Communications, Inc.                      2.0%
 7.  AOL Time Warner, Inc.                                   2.0%
 8.  Lilly (Eli) & Co.                                       1.9%
 9.  American International Group                            1.9%
10.  Lowe's Companies, Inc.                                  1.8%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                      ELIMINATIONS:
Bank of America Corp.           ALZA Corp.
Capital One Financial Corp.     Bristol-Myers Squibb Co.
Fannie Mae                      Computer Sciences Corp.
Guidant Corp.                   Exxon Mobil Corp.
Johnson & Johnson               Kroger Co.
Lilly (Eli) & Co.               Medtronic, Inc. (with rights)
Lowe's Companies, Inc.          Pharmacia Corp. (with rights)
QUALCOMM, Inc.                  Qwest Communications
Schering-Plough Corp.            International, Inc.
XL Capital Ltd. Class A         Vodaphone Group plc
                                Wal-Mart Stores, Inc.

FORTIS SERIES FUND: INVESTOR GROWTH SERIES
(SUBADVISED BY MASSACHUSETTS FINANCIAL SERVICES)

THIS PORTFOLIO IS DESIGNED TO PROVIDE LONG-TERM GROWTH OF CAPITAL AND FUTURE INCOME RATHER THAN CURRENT INCOME BY INVESTING IN COMMON STOCKS AND SECURITIES CONVERTIBLE INTO COMMON STOCKS.

For the six months ended June 30, 2001, the fund provided a total return of -16.45%. This return, which includes the reinvestment of any dividends and capital gains distributions, compare to a return over the same period of -6.69% for the funds' benchmark, the Standard & Poor's 500 Composite Index (the S&P
500). The S&P 500 is an unmanaged but commonly used measure of common stock total return performance.

We believe the fund's underperformance relative to its benchmark was largely due to the underperformance of growth stocks over the period, in comparison to value stocks. While the fund has a growth focus, the S&P 500 is a broad, large-cap index that comprises both growth and value stocks, and the value components of the index helped its relative performance.

The market over the past six months was very volatile, as investors weighed the negative influence of weaker corporate earnings reports against the potentially positive effects of the Federal Reserve Board's (the Fed's) aggressive interest rate reduction program, designed to help rekindle economic growth. Within this environment, the sectors that posted gains, as we alluded to earlier, were those that offered value and have tended to be cyclical -- sensitive to the ups and downs of the economy -- such as basic materials, energy, autos, housing, and leisure. Conversely, growth stocks in the technology and telecommunications sectors continued to perform poorly. Health care, a growth sector that had been a bright spot in the market in 2000, also lagged in 2001.

As with the market overall, technology had the biggest negative impact on the funds' performance. Impressive returns by a handful of holdings, including Microsoft, PeopleSoft, and Dell, were not sufficient to offset the severe weakness that characterized most of that sector's constituents. Cisco Systems, EMC Corp, Oracle, and Veritas all suffered double-digit declines during the first six months of the year. Communications holdings also held back results. Stocks of telephone service providers continued their precipitous decline as concerns mounted about the financial viability of several industry participants. This cast a pall across the sector such that even companies reporting strong operating metrics, such as wireless tower operator American Tower Systems, were punished.

The market's pro-cyclical bent during the first half of 2001 favored portfolio holdings in the leisure sector. Advertising-sensitive names such as AOL Time Warner were bid up on hopes that the worst of the decline in ad spending was over. Echostar Communications, a purveyor of direct broadcast satellite television, also performed well on solid execution despite a challenging market. In a similar vein, consumer cyclical Harley Davidson contributed to results, as did home improvement retailer Lowe's, which benefited from strong consumer activity in the "do-it-yourself" market.

As always, we continue to use our bottom-up, company-specific research to find companies we believe will offer superior longer-term earnings and cash flow growth. These companies tend to be market leaders within their industries, with strong management teams at the helm. We look to buy their stocks when their prices do not fully reflect our assessment of fair value. Similarly, we have tended to sell a stock when it reaches or exceeds our determination of its fair value.

During the period, we shifted the portfolio away from telecommunications as wireline and wireless carriers alike suffered from increasing competition, excess capacity, and heavy debt levels. We used the proceeds to add to holdings among leisure stocks, particularly leading media franchises whose longer-term growth profiles remain attractive to us despite near term weakness in advertising markets. Examples here include Viacom, Clear Channel Communications, and AOL Time Warner. We also added to positions in the financial services sector, emphasizing companies with strong balance sheets, leading market shares, and solid relative earnings strength. Our largest holdings in this area as of the end of the period were Citigroup, American International Group, and Fannie Mae.

Looking ahead, we expect weaker corporate earnings to persist into the second half of 2001. We believe Fed easing should help to encourage business activity; however, softness in overseas economies could make that shift more muted. Nevertheless, it has been our experience in previous downturns that stocks may begin to discount a recovery before it is evident in profit reports or economic statistics. In addition, expectations and valuations have already been reined in significantly. So while we cannot say for sure when the market will bottom, we do believe a more positive investment environment will emerge as we head toward 2002.

VALUE OF $10,000 INVESTED MAY 1, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


INVESTORS GROWTH SERIES
     TOTAL RETURN*           SINCE
        1 YEAR           MAY 1, 2000**
-24.65%                        -24.94%

        S&P 500   INVESTORS GROWTH
        INDEX***       SERIES
5/1/00   $10,000           $10,000
2000     $10,036            $9,962
2001      $8,549            $7,506

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 ***  An unmanaged index of 500 common stocks.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         45.8%
Information - Software Publishers                              9.8%
Cash Equivalents/Receivables                                   6.9%
Information - Other Telecommunications                         6.2%
Computer Manufacturing - Navigational, Measuring and Control
Instruments                                                    5.0%
Health Care - Pharmaceutical and Medicine Manufacturing        4.7%
Professional Services - Computer Systems Design and Related    4.4%
Retail - Book, Periodical, and Music Stores                    3.7%
Computer Manufacturing - Semiconductor, Electronic Component   3.6%
Machinery Manufacturing - Industrial Machinery                 3.5%
Retail - Other General Merchandise Stores                      3.4%
Transportation - Air Transportation Scheduled                  3.0%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Barnes & Noble, Inc.                                    3.7%
 2.  VeriSign, Inc.                                          3.7%
 3.  AOL Time Warner, Inc.                                   2.7%
 4.  Intuit, Inc.                                            2.7%
 5.  Coach, Inc. (with rights)                               2.5%
 6.  Staples, Inc.                                           2.5%
 7.  Beckman Coulter, Inc.                                   2.2%
 8.  Qwest Communications International, Inc.                2.0%
 9.  Nike, Inc. Class B                                      2.0%
10.  EchoStar Communications Corp. Class A                   1.8%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
AOL Time Warner, Inc.                Ambac Financial Group, Inc.
Barnes & Noble, Inc.                 Biovail Corp.
Beckman Coulter, Inc.                CIENA Corp.
Coach, Inc. (with rights)            Comverse Technology, Inc.
EchoStar Communications Corp.        Concord EFS, Inc.
 Class A                             Golden West Financial Corp.
Intuit, Inc.                         King Pharmaceuticals, Inc.
Nike, Inc. Class B                   Nabors Industries, Inc.
Qwest Communications International,  TriQuint Semiconductor, Inc.
 Inc.                                Waters Corp.
Staples, Inc.
VeriSign, Inc.

FORTIS SERIES FUND: GROWTH STOCK SERIES

THIS PORTFOLIO IS DESIGNED FOR INVESTORS WHO SEEK TO INVEST IN MEDIUM-SIZED GROWTH COMPANIES THAT HAVE MOVED BEYOND THE VENTURE STAGE.

HOW DID THE FUND PERFORM?

Wellington Management assumed portfolio management responsibilities as investment sub-adviser to the Fortis Growth Stock Series on April 2, 2001. During the 3-month period ended June 30, 2001 the fund returned 8.87%. The fund's return trailed the Russell 3000 Growth Index, which returned 9.13%. For the six-month period ended June 30, 2001, the fund returned -16.55% verses -13.55% for the Russell 3000 Growth Index.

WHY DID THE FUND PERFORM THIS WAY?

The fund was repositioned during the period to an overweight position in the consumer discretionary sector, and underweight positions in financials and energy. These moves proved beneficial as consumer discretionary was up sharply during the quarter while energy was down sharply. The strong stock selection in the information technology sector positively contributed to the fund's performance. Unfortunately, the fund's overweight position in telecommunication services was a major detractor from performance. This combined with the one time cost of repositioning the fund, caused it to slightly lag the benchmark.

WHAT IS YOUR OUTLOOK?

Monetary stimulus, easing liquidity conditions and imminent tax rebates will produce a stronger U.S. economy later this summer. Consumer spending remains resilient. The pace of decline in the manufacturing sector has started to ease. The major weak spot in the economy continues to be technology, where demand is falling and inventories are building. Declining corporate earnings will delay any recovery in business investment until next year. Inflation pressures are diminishing, helped by receding energy prices. However, we expect that the Federal Reserve may ease once or twice more to assure that the upcoming rebound in economic activity is a lasting one. The fund should benefit from an anticipated economic recovery which we believe should begin to appear more clearly later this year.

VALUE OF $10,000 INVESTED JANUARY 1, 1991

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

    GROWTH STOCK SERIES
AVERAGE ANNUAL TOTAL RETURN*
           1 YEAR              5 YEAR   10 YEAR
-24.41%                       + 13.53%  + 14.20%

        S&P 400   RUSSELL 3000    GROWTH STOCK
        INDEX**  GROWTH INDEX***     SERIES
7/1/91  $10,000          $10,000       $10,000
92      $11,600          $11,332       $11,584
93      $14,075          $12,439       $13,759
94      $14,057          $12,415       $12,916
95      $17,200          $16,146       $16,772
96      $20,906          $20,613       $20,009
97      $25,788          $26,492       $22,423
98      $32,781          $34,332       $27,272
99      $38,408          $43,114       $29,484
2000    $44,921          $54,262       $49,917
2001    $48,911          $35,104       $37,733

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  ** An unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.
 *** An unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forcasted growth values. Going forward, the fund will use the Russell 3000 Growth Index because it is better suited for the investment strategy of the fund.

PORTFOLIO COMPOSITION BY INDUSTRY AS OF 6/30/2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Other                                                         52.6%
Information - Software Publishers                              7.8%
Health Care - Scientific Research and Development Services     5.9%
Computer Manufacturing - Navigational, Measuring and Control
Instruments                                                    5.6%
Health Care - Pharmaceutical and Medicine Manufacturing        5.3%
Petroleum and Coal - Oil and Gas Extraction                    3.7%
Health Care - Outpatient Care Centers                          3.4%
Information - Other Telecommunications                         3.4%
Machinery Manufacturing - Industrial Machinery                 3.4%
Professional Services - Computer System Design and Related     3.4%
Computer Manufacturing - Semiconductor, Electronic Component   3.3%
Cash Equivalents/Receivables                                   2.2%

TOP 10 HOLDINGS AS OF 6/30/2001

                                                         Percent of
Stocks                                                   Net Assets
-------------------------------------------------------------------
 1.  Investment Technology Group, Inc.                       1.9%
 2.  Metris Companies, Inc.                                  1.5%
 3.  Too, Inc.                                               1.4%
 4.  Stillwater Mining Co.                                   1.3%
 5.  NPS Pharmaceuticals, Inc.                               1.3%
 6.  Cephalon, Inc.                                          1.3%
 7.  Macromedia, Inc.                                        1.3%
 8.  Trigon Healthcare, Inc.                                 1.3%
 9.  Regeneron Pharmaceutical                                1.2%
10.  Incyte Genomics, Inc.                                   1.2%

TEN LARGEST PORTFOLIO CHANGES FOR THE PERIOD ENDED 6/30/2001

ADDITIONS:                           ELIMINATIONS:
Cephalon, Inc.                       Accredo Health, Inc.
Incyte Genomics, Inc.                Advance Paradigm, Inc.
Investment Technology Group, Inc.    Alpha Industries, Inc.
Macromedia, Inc.                     Career Education Corp.
Metris Companies, Inc.               Laboratory Corp. of America
NPS Pharmaceuticals, Inc.             Holdings
Regeneron Pharmaceuticals, Inc.      Macrovision Corp.
Stillwater Mining Co.                Myriad Genetics, Inc.
Too, Inc.                            Noven Pharmaceuticals, Inc.
Trigon Healthcare, Inc.              TriQuint Semiconductor, Inc.
                                     WebTrends Corp.

FORTIS SERIES FUND: AGGRESSIVE GROWTH SERIES

THIS PORTFOLIO IS DESIGNED ESPECIALLY FOR THE MOST AGGRESSIVE INVESTOR WHO WISHES TO INVEST IN SMALLER, EMERGING GROWTH COMPANIES.

HOW DID THE FUND PERFORM?

Wellington Management assumed portfolio management responsibilities as the investment sub-adviser to the Fortis Aggressive Growth Series on April 2, 2001. Over this time period, the fund returned 13.92%, underperforming the 17.97% gross return of the Russell 2000 Growth Index. For the six-month period ended June 30, 2001, the fund returned -14.70% while the Russell 2000 Growth Index returned 0.04%.

WHY DID THE FUND PERFORM THIS WAY?

The strong absolute performance of the fund over the second quarter was driven largely by a rally of 5.85% in the broader market, defined by the S&P 500, after four consecutive quarters of negative returns. In addition, the quarter's style trends were quite favorable for the fund; small capitalization stocks outperformed large capitalization stocks, and the performance of growth stocks exceeded that of value stocks.

However, the month of April was a volatile month and a difficult one in which to change operations. The relative underperformance of the Fund is attributable in part to the fact that some positions were phased-in during the month, and this period of transition restrained the Fund's full participation in the quarter's rally. This transition is now complete and has brought the fund into a more diversified posture consistent with our focus on stock selection. In particular, the Fund benefited from the selection of several stocks (such as REMEDY CORP., HS RESOURCES and NOVA CORP.) which were subsequently the targets of merger and acquisition efforts by larger companies.

WHAT IS YOUR OUTLOOK?

We are optimistic that the Fed's easings combined with tax relief and lower energy prices will quickly succeed in returning the US economy to a solid growth path. An upturn in US economic growth and corporate earnings should lead to strong equity performance, particularly among the small capitalization growth stocks held in the Fund. With the transition period behind us, we believe the Fund is now well positioned to fully benefit from such an upturn. We also believe broadly negative sentiment has created a particularly fertile environment for our investment approach, based on diversified stock selection, to add value consistently.

VALUE OF $10,000 INVESTED MAY 2, 1994

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


  AGGRESSIVE GROWTH SERIES
AVERAGE ANNUAL TOTAL RETURN*                SINCE
           1 YEAR              5 YEAR   MAY 2, 1994**
-35.34%                       + 11.66%       + 14.00%

                         RUSSELL 2000  AGGRESSIVE GROWTH
        RUSSELL 2000***   GROWTH****        SERIES
5/2/94          $10,000       $10,000            $10,000
94               $9,726        $9,358             $9,133
95              $11,586       $11,775            $11,352
96              $14,358       $14,894            $14,722
97              $16,701       $15,580            $12,960
98              $19,504       $17,635            $15,815
99              $19,788       $19,098            $20,197
2000            $22,654       $24,520            $39,523
2001            $22,787       $18,797            $25,555

                         Annual period ended June 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. This represents the performance of the Series itself, without the expenses associated with the variable annuities or variable universal life insurance policies.
   * SEC defined total returns, including reinvestment of all dividend and capital gains distributions.
  **  Date shares were first offered to the public.
 *** An unmanaged index of common stocks of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 11% of the Russell 3000 Index.
**** An unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forcasted growth values. Going forward, the fund will use the Russell 2000 Growth Index because it is better suited for the investment stategy of the fund.

FORTIS SERIES FUND, INC.
FORTIS MONEY MARKET SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

SHORT-TERM INVESTMENTS-99.96%
--------------------------------------------------------------------------------

                                                                                  Standard
  Principal                                                           Maturity    & Poor's
   Amount                                                     Yield     Date       Rating       Value (a)
 -----------                                                  -----   --------   -----------   ------------
              AEROSPACE PRODUCT AND PARTS
              MANUFACTURING-1.63%
 $2,000,000   Honeywell International, Inc.................   3.74%   09/21/01   A1            $  1,983,170
                                                                                               ------------
              BEVERAGE MANUFACTURING-4.91%
  3,000,000   Anheuser-Busch Companies, Inc. (e)...........   4.27%   07/26/01   A1               2,990,965
  3,000,000   Coca-Cola Co.................................   3.84%   08/13/01   A1               2,986,213
                                                                                               ------------
                                                                                                  5,977,178
                                                                                               ------------
              CHEMICAL MANUFACTURING-BASIC CHEMICAL
              MANUFACTURING-2.45%
  3,000,000   Dow Chemical Co..............................   3.87%   08/13/01   A1               2,986,103
                                                                                               ------------
              ENTERTAINMENT-RADIO AND TELEVISION
              BROADCASTING-2.46%
  3,000,000   Gannett, Inc. (e)............................   3.98%   07/09/01   A1               2,997,075
                                                                                               ------------
              FINANCE-AGENCIES, BROKERAGE AND OTHER
              INSURANCE ACTIVITIES-1.64%
  2,000,000   Salomon Smith Barney Holdings, Inc...........   3.85%   08/13/01   A1               1,990,784
                                                                                               ------------
              FINANCE-CAPTIVE RETAIL-2.44%
  3,000,000   Eksportfinans AS.............................   3.67%   09/18/01   A1               2,976,067
                                                                                               ------------
              FINANCE-COMMERCIAL BANKING-11.88%
  2,500,000   ANZ Delaware, Inc............................   4.62%   07/05/01   A1               2,498,403
  3,000,000   Fleet National Bank (d)......................   4.44%   02/01/02   A+               3,002,836
  3,000,000   KFW International Finance, Inc...............   4.28%   07/24/01   A1               2,991,640
  3,000,000   State Street Corp............................   3.96%   08/20/01   A1               2,983,595
  3,000,000   Svenska Handelsbanken, Inc...................   4.05%   08/07/01   A1               2,987,460
                                                                                               ------------
                                                                                                 14,463,934
                                                                                               ------------
              FINANCE-CONSUMER LENDING-2.05%
  2,500,000   Halifax Plc..................................   4.78%   07/02/01   A1               2,499,353
                                                                                               ------------
              FINANCE-CREDIT CARD ISSUING-2.45%
  3,000,000   American Express Credit Corp.................   3.64%   09/10/01   A1               2,978,640
                                                                                               ------------
              FINANCE-DEPOSITORY CREDIT BANKING-10.85%
  3,000,000   Bank One Corp. (d)...........................   4.90%   01/07/02   A                3,003,040
  2,500,000   Bankamerica Corp.............................   4.62%   08/07/01   A1               2,488,151
  3,000,000   Chase Manhattan Corp. (d)....................   4.53%   04/23/02   AA-              3,004,060
  2,235,000   Repurchase Agreement.........................   3.95%   07/02/01   A1               2,235,245
  2,500,000   Swedbank AB..................................   4.65%   09/05/01   A1               2,479,063
      2,140   U.S. Bank N.A. Money Market Variable Rate
                Time Deposit...............................   3.86%   7/01/01    A1+                  2,140
                                                                                               ------------
                                                                                                 13,211,699
                                                                                               ------------
              FINANCE-INTERNATIONAL TRADE FINANCING-2.86%
    500,000   Swedbank AB..................................   4.68%   08/08/01   A1                 497,535
  3,000,000   Toronto Dominion Holdings....................   4.06%   08/06/01   A1               2,987,790
                                                                                               ------------
                                                                                                  3,485,325
                                                                                               ------------
              FINANCE-NONDEPOSITORY CREDIT BANKING-2.45%
  3,000,000   General Electric Capital Corp................   4.01%   08/27/01   A1               2,981,102
                                                                                               ------------
              FINANCE-OTHER FINANCIAL INVESTMENT
              ACTIVITIES-2.46%
  3,000,000   UBS Finance (Delaware), Inc..................   4.22%   07/30/01   A1               2,989,700
                                                                                               ------------
              FINANCE-REAL ESTATE CREDIT (MORTGAGE
              BANKING)-2.44%
  3,000,000   Bradford & Bingley Plc. (e)..................   3.62%   09/24/01   A1               2,974,415
                                                                                               ------------
              FINANCE-SECURITIES AND COMMODITY CONTRACTS
              AND BROKERAGE-4.92%
  3,000,000   Goldman Sachs Group..........................   4.70%   07/10/01   A1               2,996,171
  3,000,000   Merrill Lynch & Co., Inc. (d)................   4.00%   09/13/01   AA-              3,000,121
                                                                                               ------------
                                                                                                  5,996,292
                                                                                               ------------
              FOOD-FRUIT, VEGETABLE PRESERVING AND
              SPECIALITY FOOD-2.45%
  3,000,000   Campbell Soup Co.............................   3.96%   08/27/01   A1               2,981,343
                                                                                               ------------

FORTIS SERIES FUND, INC.
FORTIS MONEY MARKET SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

SHORT-TERM INVESTMENTS-CONTINUED
--------------------------------------------------------------------------------

                                                                                  Standard
  Principal                                                           Maturity    & Poor's
   Amount                                                     Yield     Date       Rating       Value (a)
 -----------                                                  -----   --------   -----------   ------------
              FOREIGN GOVERNMENTS-AGENCIES-2.05%
 $2,500,000   Province de Quebec...........................   4.78%   07/03/01   A1            $  2,499,029
                                                                                               ------------
              HEALTH CARE-PHARMACEUTICAL AND MEDICINE
              MANUFACTURING-2.46%
  3,000,000   Pfizer, Inc. (e).............................   3.88%   07/16/01   A1               2,994,920
                                                                                               ------------
              INFORMATION-OTHER INFORMATION SERVICES-2.46%
  3,000,000   Electronic Data Systems Corp. (e)............   4.01%   07/20/01   A1               2,993,450
                                                                                               ------------
              INFORMATION-SOFTWARE PUBLISHERS-2.05%
  2,500,000   Hewlett-Packard Co. (e)......................   4.64%   07/05/01   A1               2,498,427
                                                                                               ------------
              INFORMATION-TELECOMMUNICATIONS
              RESELLERS-2.45%
  3,000,000   Verizon Global Funding Corp. (e).............   3.72%   08/10/01   A1               2,987,529
                                                                                               ------------
              MACHINERY MANUFACTURING-AGRICULTURE,
              CONSTRUCTION AND MINING-2.44%
  3,000,000   Monsanto Co. (e).............................   3.82%   10/09/01   A1               2,968,690
                                                                                               ------------
              MACHINERY MANUFACTURING-OTHER GENERAL
              PURPOSE-2.46%
  3,000,000   IBM Corp.....................................   3.94%   07/27/01   A1               2,991,315
                                                                                               ------------
              MANUFACTURING-MOTOR VEHICLE-9.83%
  3,000,000   American Honda Financial Corp................   4.76%   07/09/01   A1               2,996,520
  3,000,000   Ford Motor Credit Co.........................   3.94%   08/01/01   A1               2,989,707
  3,000,000   General Motors Acceptance Corp...............   3.94%   07/31/01   A1               2,990,028
  3,000,000   Toyota Motor Credit Corp. (e)................   3.90%   07/23/01   A1               2,992,659
                                                                                               ------------
                                                                                                 11,968,914
                                                                                               ------------
              RETAIL-BUILDING MATERIALS AND SUPPLIES
              DEALERS-2.46%
    500,000   Nationwide Building Society..................   4.72%   07/09/01   A1                 499,425
  2,500,000   Nationwide Building Society..................   4.71%   07/19/01   A1               2,493,957
                                                                                               ------------
                                                                                                  2,993,382
                                                                                               ------------
              RETAIL-GROCERY STORES-2.05%
  2,500,000   7-Eleven Inc.................................   4.68%   07/13/01   A1               2,495,883
                                                                                               ------------
              RETAIL-OTHER MISCELLANOUS STORE
              RETAILERS-2.46%
  3,000,000   Gillette Co. (e).............................   4.70%   07/16/01   A1               2,993,827
                                                                                               ------------
              U.S. GOVERNMENT AGENCIES-6.45%
  2,000,000   FHLMC........................................   3.82%   03/15/02   A1               1,947,397
  1,000,000   FHLMC........................................   3.91%   03/27/02   A1+                971,875
  1,000,000   FHLMC........................................   3.84%   03/28/02   A1                 972,298
  3,000,000   FNMA.........................................   3.98%   08/09/01   A1               2,987,033
  1,000,000   FNMA.........................................   3.90%   03/22/02   A1+                972,470
                                                                                               ------------
                                                                                                  7,851,073
                                                                                               ------------
              TOTAL INVESTMENTS IN SECURITIES (COST:
                $121,708,619) (b)..........................                                    $121,708,619
                                                                                               ============

 (a) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (b) Also represents cost for federal income tax purposes.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) Variable Rate Securities; the yield reported is the rate in effect as of June 30, 2001.
 (e) Commercial paper sold within the terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other accredited investors. This security has been determined to be liquid under the guidelines established by the Board of Directors. The aggregate value of this security at June 30, 2001, was $29,391,957, which represents 24.14% of total net assets.

FORTIS SERIES FUND, INC.
U.S. GOVERNMENT SECURITIES SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

U.S. GOVERNMENT SECURITIES-95.84%
--------------------------------------------------------------------------------

    Principal                                                                     Market
     Amount                                                       Cost (a)      Value (b)
   -----------                                                  ------------   ------------
                FEDERAL HOME LOAN MORTGAGE CORPORATION-25.73%
                MORTGAGE BACKED SECURITIES:
   $10,998,908  6.00% 2026-2031..............................   $ 10,674,194   $ 10,578,671
    17,499,999  6.50% 2031 (d)...............................     17,249,132     17,250,207
     1,039,315  7.00% 2030...................................      1,005,661      1,046,149
                                                                ------------   ------------
                                                                  28,928,987     28,875,027
                                                                ------------   ------------
                NOTES:
     6,400,000  5.75% 2009...................................      6,332,290      6,304,237
     3,600,000  6.625% 2009..................................      3,526,972      3,728,599
                                                                ------------   ------------
                                                                   9,859,262     10,032,836
                                                                ------------   ------------
                TOTAL FEDERAL HOME LOAN MORTGAGE
                  CORPORATION................................     38,788,249     38,907,863
                                                                ------------   ------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION-34.42%
                MORTGAGE BACKED SECURITIES:
     1,653,960  5.497% 2008..................................      1,478,082      1,627,887
     2,386,776  5.50% 2015...................................      2,299,392      2,324,825
    19,154,996  6.00% 2013-2031..............................     18,487,090     18,544,494
       974,018  6.01% 2009...................................        989,895        964,029
     1,874,225  6.20% 2006...................................      1,878,542      1,900,051
       759,652  6.36% 2008...................................        758,766        768,425
    18,552,559  6.50% 2013-2031 (d)..........................     18,231,508     18,381,973
     2,493,935  6.52% 2008...................................      2,377,452      2,542,656
     1,268,343  6.63% 2005...................................      1,291,875      1,305,124
       313,855  7.00% 2011...................................        308,965        321,648
     1,414,456  7.50% 2023...................................      1,455,563      1,456,658
        83,332  8.50% 2017...................................         85,044         89,248
        51,428  9.00% 2020-2021..............................         51,326         55,030
       303,457  9.75% 2020...................................        327,354        324,298
                                                                ------------   ------------
                                                                  50,020,854     50,606,346
                                                                ------------   ------------
                NOTES:
     1,335,000  7.25% 2010-2030..............................      1,373,431      1,437,279
                                                                ------------   ------------
                TOTAL FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION................................     51,394,285     52,043,625
                                                                ------------   ------------

    Principal                                                                     Market
     Amount                                                       Cost (a)      Value (b)
   -----------                                                  ------------   ------------
                GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION-9.36%
                MORTGAGE BACKED SECURITIES:
   $ 9,003,163  7.00% 2028-2030..............................   $  8,755,353   $  9,083,069
     3,937,708  7.50% 2027...................................      3,963,074      4,053,437
       770,474  9.00% 2020...................................        807,072        834,010
       163,588  9.50% 2018-2020..............................        165,694        180,001
                                                                ------------   ------------
                TOTAL GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION................................     13,691,193     14,150,517
                                                                ------------   ------------
                OTHER DIRECT FEDERAL OBLIGATIONS-17.16%
                FEDERAL HOME LOAN BANK:
     7,895,000  7.31% 2004...................................      7,905,571      8,376,027
                                                                ------------   ------------
                TENNESSEE VALLEY AUTHORITY:
     2,200,000  5.375% 2008..................................      2,069,836      2,132,770
    15,000,000  6.375% 2005..................................     14,651,028     15,435,060
                                                                ------------   ------------
                                                                  16,720,864     17,567,830
                                                                ------------   ------------
                TOTAL OTHER DIRECT FEDERAL OBLIGATIONS.......     24,626,435     25,943,857
                                                                ------------   ------------
                U.S. TREASURY SECURITIES-9.17%
                BONDS:
     2,700,000  8.75% 2017...................................      3,383,394      3,500,531
     2,000,000  10.375% 2012.................................      2,365,943      2,532,344
                                                                ------------   ------------
                                                                   5,749,337      6,032,875
                                                                ------------   ------------
                NOTES:
       762,203  3.50% 2011 Inflation-Protection (e)                  775,153        765,061
       788,475  4.25% 2010 Inflation-Protection (e)                  846,607        834,058
     6,000,000  6.00% 2009...................................      6,230,226      6,239,592
                                                                ------------   ------------
                                                                   7,851,986      7,838,711
                                                                ------------   ------------
                TOTAL U.S. TREASURY SECURITIES...............     13,601,323     13,871,586
                                                                ------------   ------------
                TOTAL U.S. GOVERNMENT SECURITIES ............   $142,101,485   $144,917,448
                                                                ============   ============

SHORT-TERM INVESTMENTS-6.68%
--------------------------------------------------------------------------------

   Principal                                                       Market
     Amount                                                      Value (b)
  ------------                                                  ------------
                FINANCE-DEPOSITORY CREDIT BANKING-6.68%
  $     5,333   U.S. Bank N.A. Money Market Variable Rate
                  Time Deposit, Current rate -- 3.86%........   $      5,333
   10,098,000   Repurchase Agreement, 3.95%, 7-2-2001........     10,098,000
                                                                ------------
                TOTAL SHORT-TERM INVESTMENTS.................     10,103,333
                                                                ------------
                TOTAL INVESTMENTS IN SECURITIES (COST:
                  $152,204,818) (a)..........................   $155,020,781
                                                                ============

 (a) At June 30, 2001, the cost of securities for federal income tax purposes was $152,204,818 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  3,182,107
Unrealized depreciation.....................................      (366,144)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  2,815,963
--------------------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The cost of securities purchased on a when-issued basis at June 30, 2001, was $17,758,281.
 (e) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

FORTIS SERIES FUND, INC.
DIVERSIFIED INCOME SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

ASSET BACKED SECURITIES-4.79%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                    Market
    Amount                                                       Rating      Cost (b)      Value (c)
  -----------                                                  -----------  -----------   -----------
               FINANCE-CAPTIVE RETAIL-1.14%
  $1,000,000   Citibank Credit Card Master Trust I, 6.90%,
                 Ser 1999-7 Class B 11-15-2006..............   A            $  986,859    $ 1,034,694
                                                                            ----------    -----------
               FINANCE-COMMERCIAL BANKING-1.94%
   1,650,000   Mortgage Capital Funding, Inc., 7.90%, Ser
                 1996-MC1 Class B 2-15-2006.................   AA+           1,659,761      1,757,480
                                                                            ----------    -----------
               FINANCE-HOME IMPROVEMENT-0.85%
     750,000   Money Store Home Improvement Trust, 7.41%,
                 Ser 1999-1 Class M1 5-15-2017..............   AA              752,733        774,497
                                                                            ----------    -----------
               FINANCE-MANUFACTURED HOME-0.86%
     772,349   Green Tree Financial Corp., 7.20%, Ser 1993-4
                 Class B1 1-15-2019.........................   A2*             767,357        783,188
                                                                            ----------    -----------
               TOTAL ASSET BACKED SECURITIES................                $4,166,710    $ 4,349,859
                                                                            ==========    ===========

CORPORATE BONDS-INVESTMENT GRADE-37.98%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)      Value (c)
  -----------                                                  -----------  ------------   -----------
               AEROSPACE PRODUCT AND PARTS
               MANUFACTURING-0.27%
  $  250,000   Boeing Capital Corp., 6.10%, 3-1-2011........   AA-          $   250,000    $   243,652
                                                                            -----------    -----------
               CHEMICAL MANUFACTURING-AGRICULTURAL
               CHEMICAL-0.28%
     250,000   Potash Corp. of Saskatchewan, 7.75%,
                 5-31-2011..................................   BBB+             248,375        255,232
                                                                            -----------    -----------
               COMPUTER MANUFACTURING-NAVIGATIONAL,
               MEASURING AND CONTROL INSTRUMENTS-1.20%
     250,000   Northrop Grumman Corp., 7.125%, 2-15-2011
                 (f)........................................   BBB-             249,305        247,047
   1,000,000   Raytheon Co., 6.40%, 12-15-2018..............   BBB-             831,875        848,184
                                                                            -----------    -----------
                                                                              1,081,180      1,095,231
                                                                            -----------    -----------
               ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
               PROGRAMMING-1.17%
     500,000   Comcast Cable Communications, Inc., 8.50%,
                 5-1-2027...................................   BBB              569,808        537,999
     500,000   Cox Communications, Inc., 7.875%,
                 8-15-2009..................................   BBB              502,637        524,790
                                                                            -----------    -----------
                                                                              1,072,445      1,062,789
                                                                            -----------    -----------
               ENTERTAINMENT-MOTION PICTURE AND VIDEO
               INDUSTRIES-1.16%
   1,000,000   News America Holdings, Inc., 8.875%,
                 4-26-2023..................................   BBB-             991,624      1,053,529
                                                                            -----------    -----------
               ENTERTAINMENT-RADIO AND TELEVISION
               BROADCASTING-1.11%
   1,170,000   AT&T Corp. -- Liberty Media Corp., 8.25%,
                 2-1-2030...................................   BBB-           1,119,013      1,006,028
                                                                            -----------    -----------
               FINANCE-CAPTIVE AUTO-0.81%
     750,000   General Motors Acceptance Corp., 6.15%,
                 4-5-2007...................................   A                748,059        732,242
                                                                            -----------    -----------
               FINANCE-COMMERCIAL BANKING-3.05%
     500,000   Citigroup, Inc., 6.50%, 1-18-2011............   AA-              498,666        496,276
   1,356,000   Mellon Financial Co., 6.375%, 2-15-2010......   A              1,268,718      1,334,922
     500,000   St. Paul Bancorp, Inc., 7.125%, 2-15-2004....   BBB              498,997        510,484
     405,000   State Street Corp., 7.65%, 6-15-2010.........   A+               439,082        432,649
                                                                            -----------    -----------
                                                                              2,705,463      2,774,331
                                                                            -----------    -----------
               FINANCE-CONSUMER LENDING-0.28%
     250,000   Heller Financial, Inc., 6.375%, 3-15-2006....   A-               249,266        251,889
                                                                            -----------    -----------
               FINANCE-DEPOSITORY CREDIT BANKING-0.55%
     500,000   J.P. Morgan Chase & Co., 6.75%, 2-1-2011.....   A+               497,827        500,697
                                                                            -----------    -----------
               FINANCE-INSURANCE CARRIERS-1.04%
     500,000   ReliaStar Financial Corp., 8.00%,
                 10-30-2006.................................   A+               498,549        536,527
     415,000   Wellpoint Health Network, 6.375%,
                 6-15-2006..................................   A-               414,061        411,692
                                                                            -----------    -----------
                                                                                912,610        948,219
                                                                            -----------    -----------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)      Value (c)
  -----------                                                  -----------  ------------   -----------
               FINANCE-INTERNATIONAL TRADE FINANCING-0.30%
  $  250,000   UBS Preferred Funding Trust I, 8.622%,
                 Variable Rate Bond 10-1-2010...............   AA-          $   269,502    $   270,155
                                                                            -----------    -----------
               FINANCE-NONDEPOSITORY CREDIT BANKING-1.64%
   1,475,000   Ford Motor Credit Co., 6.875%, 2-1-2006......   A              1,504,595      1,494,318
                                                                            -----------    -----------
               FINANCE-SALES FINANCING-0.57%
     500,000   Textron Financial Corp., 7.125%, 12-9-2004...   A-               498,172        517,925
                                                                            -----------    -----------
               FOOD MANUFACTURING-ANIMAL SLAUGHTERING AND
               PROCESSING-1.04%
     910,000   ConAgra Foods, Inc., 7.50%, 9-15-2005........   BBB+             939,871        944,454
                                                                            -----------    -----------
               FOREIGN GOVERNMENTS-1.48%
     500,000   Korea (Republic of), 8.875%, 4-15-2008.......   BBB              522,250        555,000
     750,000   Poland (Republic of), 7.125%, 7-1-2004.......   BBB+             748,129        787,500
                                                                            -----------    -----------
                                                                              1,270,379      1,342,500
                                                                            -----------    -----------
               FOREIGN GOVERNMENTS-AGENCIES-1.29%
   1,190,000   Quebec Province, 5.50%, 4-11-2006............   A+             1,187,289      1,172,046
                                                                            -----------    -----------
               FOREIGN GOVERNMENTS-SUPRA-NATIONAL-0.28%
     250,000   Corp Andina de Fomento, 7.10%, 2-1-2003......   A                249,955        254,914
                                                                            -----------    -----------
               HEALTH CARE-GENERAL MEDICAL AND SURGICAL
               HOSPITALS-0.76%
     700,000   Aetna Corp., 7.375%, 3-1-2006................   BBB              698,848        691,317
                                                                            -----------    -----------
               HEALTH CARE-MEDICAL AND DIAGNOSTIC
               LABORATORIES-0.31%
     285,000   Quest Diagnostic, Inc., 6.75%, 7-12-2006.....   BBB-             283,384        282,435
                                                                            -----------    -----------
               HEALTH CARE-OUTPATIENT CARE CENTERS-0.22%
     200,000   HealthSouth Corp., 8.50%, 2-1-2008...........   BBB-             200,000        202,421
                                                                            -----------    -----------
               INFORMATION-CABLE AND OTHER PROGRAM
               DISTRIBUTION-1.53%
     500,000   Time Warner, Inc., 6.625%, 5-15-2029.........   BBB+             421,575        446,650
     935,000   USA Networks Inc., 6.75%, 11-15-2005.........   BBB              948,068        943,323
                                                                            -----------    -----------
                                                                              1,369,643      1,389,973
                                                                            -----------    -----------
               INFORMATION-OTHER TELECOMMUNICATIONS-0.83%
     250,000   Telecomunicaciones de Puerto Rico, Inc.,
                 6.65%, 5-15-2006...........................   BBB              249,931        237,563
     500,000   Telefonica Europe BV, 7.75%, 9-15-2010.......   A+               520,329        514,020
                                                                            -----------    -----------
                                                                                770,260        751,583
                                                                            -----------    -----------
               INFORMATION-TELECOMMUNICATIONS
               SATELLITE-0.81%
     985,000   PanAmSat Corp., 6.875%, 1-15-2028............   BBB-             750,620        736,723
                                                                            -----------    -----------
               INFORMATION-WIRED TELECOMMUNICATIONS
               CARRIERS-3.78%
     500,000   AT&T Corp., 6.00%, 3-15-2009.................   A                468,002        467,400
     750,000   GTE Corp., 7.51%, 4-1-2009...................   A+               745,478        780,734
     165,000   Koninklijke KPN N.V., 8.375%, 10-1-2030......   BBB+             160,370        151,774
     500,000   Sprint Capital Corp., 7.625%, 1-30-2011......   BBB+             496,880        496,110
     750,000   US West Communications, 7.20%, 11-1-2004.....   BBB+             751,182        776,729
     500,000   Verizon Global Funding Corp., 7.25%,
                 12-1-2010 (f)..............................   A+               528,092        507,510
     250,000   Verizon Global Funding Corp., 7.75%,
                 12-1-2030 (f)..............................   A+               268,818        257,132
                                                                            -----------    -----------
                                                                              3,418,822      3,437,389
                                                                            -----------    -----------
               INFORMATION-WIRELESS TELECOMMUNICATIONS
               CARRIERS-0.29%
     250,000   Vodafone Group plc, 7.875%, Ser B
                 2-15-2030..................................   A                273,598        262,830
         188   Voicestream Wireless Corp., 10.375%,
                 11-15-2009.................................   A-                   174            214
                                                                            -----------    -----------
                                                                                273,772        263,044
                                                                            -----------    -----------
               MANUFACTURING-MOTOR VEHICLE-0.57%
     500,000   DaimlerChrysler N.A. Holding Corp., 7.75%,
                 1-18-2011..................................   A-               496,883        514,510
                                                                            -----------    -----------
               MINING-METAL ORE-1.05%
     350,000   Barrick Gold Finance, Inc., 7.50%,
                 5-1-2007...................................   A                360,564        358,455
     195,000   Newmont Mining Corp., 8.625%, 5-15-2011......   BBB              194,081        192,543

FORTIS SERIES FUND, INC.
DIVERSIFIED INCOME SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)      Value (c)
  -----------                                                  -----------  ------------   -----------
  $  400,000   Santa Fe Pacific Gold Corp., 8.375%,
                 7-1-2005...................................   BBB          $   403,862    $   402,984
                                                                            -----------    -----------
                                                                                958,507        953,982
                                                                            -----------    -----------
               PAPER, PULP AND PAPERBOARD MILLS-0.61%
     300,000   Georgia-Pacific Group, 7.50%, 5-15-2006......   BBB-             299,403        301,541
     250,000   Stora Enso Oyj, 7.375%, 5-15-2011............   BBB+             248,712        253,212
                                                                            -----------    -----------
                                                                                548,115        554,753
                                                                            -----------    -----------
               PETROLEUM AND COAL-OIL AND GAS
               EXTRACTION-0.53%
     500,000   Conoco, Inc., 6.95%, 4-15-2029...............   A-               469,276        480,720
                                                                            -----------    -----------
               PETROLEUM AND COAL-PRODUCTS
               MANUFACTURING-0.92%
     250,000   Valero Energy Corp., 8.375%, 6-15-2005.......   BBB-             267,520        267,810
     500,000   Valero Energy Corp., 8.75%, 6-15-2030........   BBB-             522,426        573,015
                                                                            -----------    -----------
                                                                                789,946        840,825
                                                                            -----------    -----------
               PIPELINE-TRANSPORTATION OF NATURAL GAS-1.64%
     500,000   El Paso Energy Corp., 8.05%, 10-15-2030......   BBB              547,122        502,750
     500,000   Enron Corp., 7.375%, 5-15-2019...............   BBB+             513,166        497,028
     500,000   Tennessee Gas Pipeline Co., 7.50%,
                 4-1-2017...................................   BBB+             492,875        487,879
                                                                            -----------    -----------
                                                                              1,553,163      1,487,657
                                                                            -----------    -----------
               REAL ESTATE, RENTAL AND LEASING-AUTOMOTIVE
               EQUIPMENT RENTAL AND LEASING-0.53%
     475,000   ERAC USA Finance Co., 8.00%, 1-15-2011 (f)...   BBB+             489,721        485,634
                                                                            -----------    -----------
               RETAIL-GROCERY STORES-0.27%
     250,000   Safeway, Inc., 7.25%, 2-1-2031...............   BBB              249,365        245,764
                                                                            -----------    -----------
               TRANSPORTATION-AIR SCHEDULED-1.51%
   1,300,000   Delta Air Lines, Inc., 10.50%, 4-30-2016.....   BBB            1,554,941      1,372,189
                                                                            -----------    -----------
               TRANSPORTATION-RAIL-0.27%
     250,000   Norfolk Southern Corp., 6.75%, 2-15-2011.....   BBB              249,434        245,427
                                                                            -----------    -----------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-3.47%
     250,000   Dominion Fiber Ventures LLC, 7.05%, 3-15-2005
                 (f)........................................   BBB              250,000        251,365
     500,000   Duke Capital Corp., 7.50%, 10-1-2009.........   A                522,113        518,841
   1,000,000   Empresa Nacional de Electricidad S.A.,
                 7.325%, 2-1-2037...........................   BBB+           1,000,000        942,692
     940,000   Sierra Pacific Power Co., 8.00%, Ser A
                 6-1-2008 (f)...............................   BBB+             939,238        950,082
     500,000   TXU Electric Capital V, 8.175%, 1-30-2037....   BBB-             500,000        491,996
                                                                            -----------    -----------
                                                                              3,211,351      3,154,976
                                                                            -----------    -----------
               WASTE MANAGEMENT, ADMINISTRATIVE-WASTE
               COLLECTION-0.28%
     250,000   Waste Management, Inc., 7.375%, 8-1-2010.....   BBB              249,012        250,930
                                                                            -----------    -----------
               WHOLESALERS-LUMBER AND OTHER CONSTRUCTION
               MATERIALS-0.28%
     250,000   Abitibi Consolidated, Inc., 8.85%,
                 8-1-2030...................................   BBB-             266,591        257,564
                                                                            -----------    -----------
               TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                $34,647,279    $34,519,967
                                                                            ===========    ===========

CORPORATE BONDS-NON-INVESTMENT GRADE-13.51%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)      Value (c)
  -----------                                                  -----------  ------------   -----------
               AEROSPACE PRODUCT AND PARTS
               MANUFACTURING-0.27%
  $  250,000   Sequa Corp., 8.875%, 4-1-2008 (f)............   BB           $   250,000    $   247,500
                                                                            -----------    -----------
               CHEMICAL MANUFACTURING-BASIC CHEMICAL
               MANUFACTURING-0.82%
     250,000   Hercules, Inc., 11.125%, 11-15-2007 (f)......   B+               250,000        247,500
     500,000   Lyondell Chemical Co., 9.875%, Ser B
                 5-1-2007...................................   BB               500,000        496,250
                                                                            -----------    -----------
                                                                                750,000        743,750
                                                                            -----------    -----------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)      Value (c)
  -----------                                                  -----------  ------------   -----------
               COMPUTER MANUFACTURING-COMMUNICATIONS
               EQUIPMENT-0.62%
  $  980,000   Lucent Technologies, Inc., 6.45%,
                 3-15-2029..................................   BB+          $   673,433    $   565,494
                                                                            -----------    -----------
               ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
               PROGRAMMING-0.56%
     125,000   Adelphia Communications Corp., 10.875%,
                 10-1-2010..................................   B+               119,245        126,563
     500,000   eKabel Hessen GMBH, 14.50%, 9-1-2010 (e).....   B-               493,724        385,000
                                                                            -----------    -----------
                                                                                612,969        511,563
                                                                            -----------    -----------
               ENTERTAINMENT-RADIO AND TELEVISION
               BROADCASTING-0.00%
   1,008,177   Australis Media Ltd., 15.75%,
                 5-15-2003 (with warrants) (a) (e)..........   D                796,220            101
                                                                            -----------    -----------
               FINANCE-INSURANCE CARRIERS-0.28%
     275,000   Conseco, Inc., 8.75%, 2-9-2004...............   BB-              274,898        259,875
                                                                            -----------    -----------
               FINANCE-OTHER FINANCIAL INVESTMENT
               ACTIVITIES-0.30%
     250,000   Sovereign Bancorp, Inc., 10.50%,
                 11-15-2006.................................   BB+              238,928        271,875
                                                                            -----------    -----------
               FOOD SERVICE-LIMITED-SERVICE EATING
               PLACES-0.12%
     110,000   Sbarro, Inc., 11.00%, 9-15-2009..............   BB-              108,982        113,438
                                                                            -----------    -----------
               HEALTH CARE-GENERAL MEDICAL AND SURGICAL
               HOSPITALS-3.00%
   1,010,000   HCA-The Healthcare Company, 7.125%,
                 6-1-2006...................................   BB+            1,007,541        996,623
     500,000   HealthSouth Corp., 10.75%, 10-1-2008.........   BB+              496,902        540,000
     640,000   Tenet Healthcare Corp., 8.00%, 1-15-2005.....   BB+              658,135        656,800
     500,000   Triad Hospitals, Inc., 11.00%, Ser B
                 5-15-2009..................................   B-               519,686        538,750
                                                                            -----------    -----------
                                                                              2,682,264      2,732,173
                                                                            -----------    -----------
               HEALTH CARE-MEDICAL AND DIAGNOSTIC
               LABORATORIES-0.13%
     100,000   Unilab Finance Corp., 12.75%, 10-1-2009......   B-                97,535        116,125
                                                                            -----------    -----------
               INFORMATION-CABLE AND OTHER PROGRAM
               DISTRIBUTION-1.22%
     700,000   British Sky Broadcasting Group plc, 8.20%,
                 7-15-2009..................................   BB+              701,606        691,951
     750,000   NTL Communications Corp., 14.69%, Ser B
                 10-1-2008 (Zero coupon through 10-1-2003,
                 thereafter 12.375%) (g)....................   B                515,297        330,000
     150,000   United International Holdings, Inc., 10.53%,
                 Ser B 2-15-2008 (Zero coupon through
                 2-15-2003, thereafter 10.75%) (g)..........   B-               128,150         50,250
     100,000   United Pan-Europe Communications N.V.,
                 10.875%, Ser B 8-1-2009....................   B                 79,911         35,250
                                                                            -----------    -----------
                                                                              1,424,964      1,107,451
                                                                            -----------    -----------
               INFORMATION-OTHER INFORMATION SERVICES-0.03%
     400,000   PSINet, Inc., 11.00%, 8-1-2009 (a)...........   D                252,286         24,000
                                                                            -----------    -----------
               INFORMATION-OTHER TELECOMMUNICATIONS-1.33%
     125,000   Asia Global Crossing Ltd., 13.375%,
                 10-15-2010.................................   B+               122,580        100,000
     500,000   Global Crossing Holdings Ltd., 9.50%,
                 11-15-2009.................................   BB               486,370        391,250
     300,000   International Cabletel, Inc., 11.50%, Ser B
                 2-1-2006...................................   B                298,074        202,500
     900,000   Spectrasite Holdings, Inc., 16.37%,
                 4-15-2009 (Zero coupon through 4-15-2004,
                 thereafter 11.25%) (g).....................   B-               476,703        414,000
     250,000   Williams Communications Group, Inc., 11.875%,
                 8-1-2010...................................   B+               197,533        103,750
                                                                            -----------    -----------
                                                                              1,581,260      1,211,500
                                                                            -----------    -----------
               INFORMATION-WIRED TELECOMMUNICATIONS
               CARRIERS-0.34%
     250,000   Madison River Communications, 13.25%,
                 3-1-2010...................................   CCC+             246,826        120,000
     300,000   Nextlink Communications, Inc., 10.50%,
                 12-1-2009..................................   B                300,000         96,000
     600,000   Nextlink Communications, Inc., 13.44%,
                 12-1-2009 (Zero coupon through 12-1-2004,
                 thereafter 12.125%) (g)....................   B                374,496         90,000
                                                                            -----------    -----------
                                                                                921,322        306,000
                                                                            -----------    -----------
               INFORMATION-WIRELESS TELECOMMUNICATIONS
               CARRIERS-0.95%
     810,000   Nextel Communications, Inc., 9.375%,
                 11-15-2009.................................   B                712,593        641,925
     200,000   TeleCorp PCS, Inc., 11.41%, 4-15-2009 (Zero
                 coupon through 4-15-2004, thereafter
                 11.625%) (g)...............................   B3*              148,794        125,000
     150,000   Tritel PCS, Inc., 11.51%, 5-15-2009 (Zero
                 coupon through 5-15-2004, thereafter
                 12.75%) (g)................................   B3*              113,949         95,250
                                                                            -----------    -----------
                                                                                975,336        862,175
                                                                            -----------    -----------

FORTIS SERIES FUND, INC.
DIVERSIFIED INCOME SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)      Value (c)
  -----------                                                  -----------  ------------   -----------
               PETROLEUM AND COAL-OIL AND GAS
               EXTRACTION-0.89%
  $  250,000   Pioneer Natural Resources Co., 9.625%,
                 4-1-2010...................................   BB+          $   249,186    $   273,950
     500,000   Swift Energy Co., 10.25%, 8-1-2009...........   B                502,583        535,000
                                                                            -----------    -----------
                                                                                751,769        808,950
                                                                            -----------    -----------
               RECREATION-GAMBLING INDUSTRIES-0.29%
     250,000   Mandalay Resort Group, 10.25%, Ser B
                 8-1-2007...................................   BB-              248,824        261,875
                                                                            -----------    -----------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-1.79%
     500,000   AES Corp., 9.50%, 6-1-2009...................   BB               501,937        510,000
     470,000   CMS Energy Corp., 7.50%, 1-15-2009...........   BB               445,762        434,828
     690,000   Mission Energy Holding Co., 13.50%, 7-15-2008
                 (f)........................................   BB-              674,751        679,650
                                                                            -----------    -----------
                                                                              1,622,450      1,624,478
                                                                            -----------    -----------
               UTILITIES-WATER, SEWAGE AND OTHER
               SYSTEMS-0.57%
     500,000   Azurix Corp., 10.75%, Ser B 2-15-2010........   BB               463,892        515,000
                                                                            -----------    -----------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                $14,727,332    $12,283,323
                                                                            ===========    ===========

U.S. GOVERNMENT SECURITIES-37.44%
--------------------------------------------------------------------------------

   Principal                                                                   Market
    Amount                                                      Cost (b)      Value (c)
  -----------                                                 ------------   -----------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION-16.24%
               MORTGAGE BACKED SECURITIES:
  $4,402,253   6.00% 2013-2031..............................  $ 4,329,870    $ 4,296,482
     265,448   6.30% 2008...................................      265,708        267,740
   9,593,097   6.50% 2014-2031..............................    9,302,247      9,508,868
     671,525   7.50% 2022-2027..............................      692,657        690,503
                                                              -----------    -----------
               TOTAL FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION................................   14,590,482     14,763,593
                                                              -----------    -----------
               GOVERNMENT NATIONAL MORTGAGE
               ASSOCIATION-5.27%
               MORTGAGE BACKED SECURITIES:
   3,847,531   7.00% 2028-2030..............................    3,764,856      3,880,454
     829,741   9.00% 2020...................................      869,154        898,164
      13,028   9.50% 2019...................................       12,922         14,335
                                                              -----------    -----------
               TOTAL GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION................................    4,646,932      4,792,953
                                                              -----------    -----------
               U.S. TREASURY SECURITIES-15.93%
               NOTES:
   1,750,000   4.75% 2004...................................    1,768,343      1,759,483
   1,900,000   5.25% 2004...................................    1,944,424      1,933,398
   3,500,000   5.50% 2009...................................    3,546,607      3,530,762
   1,325,000   5.75% 2005...................................    1,388,773      1,364,501
   1,100,000   5.875% 2004..................................    1,136,108      1,137,769
   3,650,000   6.00% 2009...................................    3,840,087      3,795,752
     900,000   6.50% 2006...................................      965,706        957,195
                                                              -----------    -----------
               TOTAL U.S. TREASURY SECURITIES...............   14,590,048     14,478,860
                                                              -----------    -----------
               TOTAL U.S. GOVERNMENT SECURITIES.............  $33,827,462    $34,035,406
                                                              ===========    ===========

COMMON STOCKS AND WARRANTS-0.00%
--------------------------------------------------------------------------------

                                                                           Market
   Shares                                                   Cost (b)      Value (c)
   ------                                                 ------------   -----------
           INFORMATION-OTHER TELECOMMUNICATIONS-0.00%
   1,000   Iridium LLC/Capital Corp. (Warrants) (a)
             (e)........................................  $    96,501    $        10
                                                          -----------    -----------
           TOTAL LONG-TERM INVESTMENTS..................  $87,465,284    $85,188,565
                                                          ===========    ===========

SHORT-TERM INVESTMENTS-4.84%
--------------------------------------------------------------------------------

   Principal                                                     Market
    Amount                                                     Value (c)
  -----------                                                 ------------
               FINANCE-DEPOSITORY CREDIT BANKING-4.84%
  $    3,949   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 3.86%........  $     3,949
   4,396,000   Repurchase Agreement, 3.95%, 7-2-2001........    4,396,000
                                                              -----------
               TOTAL SHORT-TERM INVESTMENTS.................    4,399,949
                                                              -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $91,865,233)(B)............................  $89,588,514
                                                              ===========

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $91,913,075 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  1,301,669
Unrealized depreciation.....................................    (3,626,230)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $ (2,324,561)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statement regarding valuations of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.68% of total net assets as of June 30, 2001.
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by fund management as illiquid securities:

Date Acquired    Shares/Par  Security                                  Cost Basis
-------------    ----------  --------                                  ----------
1997             1,008,177   Australis Media Ltd. due 2003              $796,220
2000               500,000   eKabel Hessen GMBH due 2010 - 144A          493,724
1997                 1,000   Irridium LLC/Capital Corp. (Warrants) -
                               144A                                       96,501

The aggregate value of these securities at June 30, 2001, was $385,111, which represents .42% of total net assets.

 (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at June 30, 2001, was $3,873,420, which represents 4.26% of total net assets.
 (g) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS SERIES FUND, INC.
MULTISECTOR BOND SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-64.80%
--------------------------------------------------------------------------------

                                                              Standard
 Principal                                                    & Poor's                     Market
  Amount                                                       Rating       Cost (b)      Value (c)
-----------                                                  -----------  ------------   -----------
             ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
             PROGRAMMING-0.91%
$  150,000   Cox Enterprises, Inc., 8.00%, 2-15-2007
               (f)........................................   BBB          $   150,323    $   156,763
   100,000   Shaw Communications, Inc., 7.25%, 4-6-2011...   BBB+              99,855         97,945
                                                                          -----------    -----------
                                                                              250,178        254,708
                                                                          -----------    -----------
             ENTERTAINMENT-MOTION PICTURE AND VIDEO
             INDUSTRIES-1.36%
   200,000   News America Holdings, Inc., 8.45%,
               8-1-2034...................................   BBB-             203,909        213,194
   150,000   News America Holdings, Inc., 9.25%,
               2-1-2013...................................   BBB-             160,942        166,318
                                                                          -----------    -----------
                                                                              364,851        379,512
                                                                          -----------    -----------
             ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
             DATABASE PUBLISHERS-1.87%
   150,000   Time Warner, Inc., 7.57%, 2-1-2024...........   BBB+             144,798        149,392
   175,000   Time Warner, Inc., 9.125%, 1-15-2013.........   BBB+             204,986        199,968
   150,000   Time Warner, Inc., 9.15%, 2-1-2023...........   BBB+             166,411        171,602
                                                                          -----------    -----------
                                                                              516,195        520,962
                                                                          -----------    -----------
             ENTERTAINMENT-RADIO AND TELEVISION
             BROADCASTING-0.88%
   120,000   AT&T Corp.-Liberty Media Corp., 8.25%,
               2-1-2030...................................   BBB-             112,113        103,182
   150,000   Liberty Media Group, Inc., 7.875%,
               7-15-2009..................................   BBB-             150,263        143,851
                                                                          -----------    -----------
                                                                              262,376        247,033
                                                                          -----------    -----------
             FINANCE-ACTIVITIES RELATED TO CREDIT
             BANKING-0.60%
   150,000   American General Financial Corp., 8.45%,
               10-15-2009.................................   A+               168,644        166,558
                                                                          -----------    -----------
             FINANCE-CAPTIVE AUTO-1.19%
   200,000   Ford Motor Credit Co., 7.375%, 10-28-2009....   A                202,838        202,768
   125,000   Ford Motor Credit Co., 7.875%, 6-15-2010.....   A                132,425        130,343
                                                                          -----------    -----------
                                                                              335,263        333,111
                                                                          -----------    -----------
             FINANCE-COMMERCIAL BANKING-2.81%
   125,000   Bank United, 8.00%, 3-15-2009................   BBB+             132,647        131,398
   125,000   Citigroup, Inc., 6.50%, 1-18-2011............   AA-              124,241        124,069
   100,000   Citigroup, Inc., 7.25%, 10-1-2010............   A+               102,094        104,022
   155,000   Firstar Bank N.A., 7.125%, 12-1-2009.........   A                162,614        158,373
   150,000   NCNB Corp., 9.375%, 9-15-2009................   A                162,722        172,318
   100,000   Union Planters Bank, N.A., 6.50%,
               3-15-2008..................................   BBB               89,351         94,702
                                                                          -----------    -----------
                                                                              773,669        784,882
                                                                          -----------    -----------
             FINANCE-DEPOSITORY CREDIT BANKING-2.96%
    75,000   BB&T Corp., 6.375%, 6-30-2005................   BBB+              71,244         74,558
   100,000   First Union Corp., 6.55%, 10-15-2035.........   A-                95,480        101,491
   100,000   First Union Corp., 7.50%, 4-15-2035..........   A-                98,998        104,493
   150,000   NBD Bank N.A. Michigan, 8.25%, 11-1-2024.....   A                154,899        164,662
   150,000   Regions Financial Corp., 7.75%, 9-15-2024....   A-               151,160        156,814
    60,000   Swiss Bank Corp. New York, 7.375%,
               6-15-2017..................................   AA                62,956         63,642
   150,000   Washington Mutual, Inc., 8.25%, 4-1-2010.....   BBB              145,711        162,109
                                                                          -----------    -----------
                                                                              780,448        827,769
                                                                          -----------    -----------
             FINANCE-INSURANCE CARRIERS-1.26%
   100,000   Florida Windstorm, 7.125%, 2-25-2019 (e).....   AAA               99,603        100,416
   200,000   GE Global Insurance, 7.75%, 6-15-2030........   AA               199,001        218,421
    35,000   Torchmark Corp., 7.875%, 5-15-2023...........   A                 33,242         34,174
                                                                          -----------    -----------
                                                                              331,846        353,011
                                                                          -----------    -----------
             FINANCE-NONDEPOSITORY CREDIT BANKING-4.95%
   350,000   Associates Corp. N.A., 6.95%, 11-1-2018......   AA-              346,864        347,483
   150,000   Associates Corp. N.A., 7.95%, 2-15-2010......   AA-              150,785        161,685
   120,000   CIT Group, Inc., 6.50%, 2-7-2006.............   A+               119,875        121,604
   150,000   Commercial Credit Co., 7.875%, 2-1-2025......   AA-              154,091        162,564
   130,000   General Electric Capital Corp., 5.375%,
               4-23-2004..................................   AAA              129,873        130,825

--------------------------------------------------------------------------------

                                                              Standard
 Principal                                                    & Poor's                     Market
  Amount                                                       Rating       Cost (b)      Value (c)
-----------                                                  -----------  ------------   -----------
$  100,000   General Electric Capital Corp., 6.125%,
               2-22-2011..................................   AAA          $    99,756    $    98,575
   100,000   General Electric Capital Corp., 6.875%,
               11-15-2010.................................   AAA              103,807        103,732
   150,000   Household Finance Corp., 6.875%, 3-1-2007....   A                143,170        153,141
   100,000   Household Finance Corp., 7.20%, 7-15-2006....   A                103,616        104,402
                                                                          -----------    -----------
                                                                            1,351,837      1,384,011
                                                                          -----------    -----------
             FINANCE-OTHER FINANCIAL INVESTMENT
             ACTIVITIES-5.16%
   150,000   AIG SunAmerica Global Financing II, 7.60%,
               6-15-2005 (e)..............................   AAA              159,928        159,619
   250,000   AIG SunAmerica Global Financing VI, 6.30%,
               5-10-2011..................................   AAA              247,481        246,378
   250,000   Allstate Financial Global Funding, 6.50%,
               6-14-2011 (e)..............................   AA+              249,619        246,844
   200,000   Citicorp Lease, 8.04%, Ser 1999-1 Class 2A
               12-15-2019 (e).............................   AA-              198,957        209,622
   175,000   FMR Corp., 7.75%, 6-15-2029 (e)..............   AA               182,518        183,047
   125,000   National Rural Utilities, Inc., 6.00%,
               5-15-2006..................................   AA-              124,436        125,527
   200,000   Nisource Finance Corp., 5.75%, 4-15-2003.....   BBB              199,852        200,394
    70,000   Prudential Funding LLC, 6.60%, 5-15-2008
               (e)........................................   A+                69,920         69,485
                                                                          -----------    -----------
                                                                            1,432,711      1,440,916
                                                                          -----------    -----------
             FINANCE-OTHER INVESTMENT POOLS AND
             FUNDS-0.53%
   150,000   Healthcare Realty Trust, 8.125%, 5-1-2011....   BBB-             149,233        149,301
                                                                          -----------    -----------
             FINANCE-REAL ESTATE INVESTMENT TRUST-0.75%
   225,000   Spieker Properties, Inc., 7.50%, 10-1-2027...   BBB+             208,244        210,204
                                                                          -----------    -----------
             FINANCE-SECURITIES AND COMMODITY CONTRACTS
             AND BROKERAGE-0.49%
   300,000   Lehman Brothers Holdings, Inc., 9.00%,
               2-10-2028 (g)..............................   A                 31,947         36,164
   100,000   Morgan Stanley Dean Witter & Co., 6.75%,
               4-15-2011..................................   AA-              100,579         99,307
                                                                          -----------    -----------
                                                                              132,526        135,471
                                                                          -----------    -----------
             FINANCE-SECURITIES AND COMMODITY
             EXCHANGES-0.56%
   150,000   Salomon Smith Barney Holdings, Inc., 7.125%,
               10-1-2006..................................   A                156,839        156,675
                                                                          -----------    -----------
             FOREIGN GOVERNMENTS-0.53%
   140,000   Quebec Province, 7.50%, 7-15-2023............   A+               150,878        147,070
                                                                          -----------    -----------
             FOREIGN GOVERNMENTS-SUPRA-NATIONAL-4.65%
 1,300,000   European Investment Bank, 3.81%,
               11-26-2001.................................   AAA            1,297,280      1,297,833
                                                                          -----------    -----------
             INFORMATION-OTHER TELECOMMUNICATIONS-1.75%
   150,000   AT&T Canada, Inc., 7.65%, 9-15-2006..........   BBB              147,895        148,249
   100,000   MCI Communications Corp.., 6.95%,
               8-15-2006..................................   BBB+             100,708         99,912
   100,000   Qwest Capital Funding, Inc., 7.90%,
               8-15-2010..................................   BBB+             104,322        103,310
   140,000   WorldCom, Inc., 8.25%, 5-15-2031.............   BBB+             137,340        137,320
                                                                          -----------    -----------
                                                                              490,265        488,791
                                                                          -----------    -----------
             INFORMATION-WIRED TELECOMMUNICATIONS
             CARRIERS-1.62%
   150,000   Bell Atlantic Financial Services, Inc.,
               4.25%, Conv. 9-15-2005.....................   A+               219,551        145,995
   300,000   Telus Corp., 8.00%, 6-1-2011.................   BBB+             298,443        306,667
                                                                          -----------    -----------
                                                                              517,994        452,662
                                                                          -----------    -----------
             INFORMATION-WIRELESS TELECOMMUNICATIONS
             CARRIERS-0.37%
   100,000   Centel Capital Corp., 9.00%, 10-15-2019......   BBB+             110,440        103,959
                                                                          -----------    -----------
             MACHINERY MANUFACTURING-AGRICULTURE,
             CONSTRUCTION AND MINING-0.85%
   250,000   National Oilwell, Inc., 6.50%, 3-15-2011.....   BBB+             241,500        237,255
                                                                          -----------    -----------
             PETROLEUM AND COAL-MINING SUPPORT
             ACTIVITIES-1.32%
   200,000   Global Marine, Inc., 7.125%, 9-1-2007........   BBB+             206,774        204,186
   165,000   R&B Falcon Corp., 6.95%, 4-15-2008...........   A-               153,998        165,562
                                                                          -----------    -----------
                                                                              360,772        369,748
                                                                          -----------    -----------
             PETROLEUM AND COAL-NATURAL GAS
             DISTRIBUTION-2.36%
   200,000   Enron Corp., 8.00%, 8-15-2005 (f)............   BBB+             206,519        206,247
   260,000   Sonat, Inc., 7.625%, 7-15-2011...............   BBB              259,206        263,766
    90,000   Williams Companies, Inc., 6.75%, 1-15-2006
               (e)........................................   BBB-              89,689         89,770

FORTIS SERIES FUND, INC.
MULTISECTOR BOND SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                              Standard
 Principal                                                    & Poor's                     Market
  Amount                                                       Rating       Cost (b)      Value (c)
-----------                                                  -----------  ------------   -----------
$  100,000   Williams Holdings of Delaware, 6.25%,
               2-1-2006...................................   BBB-         $    98,410    $    98,127
                                                                          -----------    -----------
                                                                              653,824        657,910
                                                                          -----------    -----------
             PETROLEUM AND COAL-OIL AND GAS
             EXTRACTION-5.54%
   130,000   Anadarko Petroleum Corp., 7.73%, 9-15-2096...   BBB+             125,662        134,467
   125,000   Anderson Exploration Ltd., 6.75%,
               3-15-2011..................................   BBB+             124,430        123,155
   200,000   Burlington Resources, Inc., 6.68%,
               2-15-2011..................................   A-               200,000        198,447
   170,000   Canadian Occidental, 7.40%, 5-1-2028.........   BBB              163,100        156,156
   125,000   Gulf Canada Resources Ltd., 7.125%,
               1-15-2011..................................   BBB-             124,684        128,260
   150,000   Husky Oil Ltd., 7.125%, 11-15-2006...........   BBB              154,325        153,524
   150,000   Louis Dreyfus Natural Gas Corp., 6.875%,
               12-1-2007..................................   BBB              150,298        149,337
   100,000   Noble Affiliates, Inc., 7.25%, 8-1-2097......   BBB               90,731         89,470
   200,000   Norcen Energy Resources Ltd., 7.375%,
               5-15-2006..................................   BBB+             210,385        209,328
   175,000   Petro-Canada Hibernia, 9.25%, 10-15-2021.....   BBB+             209,635        205,294
                                                                          -----------    -----------
                                                                            1,553,250      1,547,438
                                                                          -----------    -----------
             PETROLEUM AND COAL-PRODUCTS
             MANUFACTURING-2.49%
   200,000   Coastal Corp., 6.70%, 2-15-2027..............   BBB              194,131        199,612
   220,000   Petroleum Geo-Services ASA, 7.125%,
               3-30-2028..................................   BBB-             186,897        180,074
   100,000   Petroleum Geo-Services ASA, 7.50%,
               3-31-2007..................................   BBB-              98,525         99,114
   200,000   Phillips Petroleum Co., 8.50%, 5-25-2005.....   BBB              218,025        217,036
                                                                          -----------    -----------
                                                                              697,578        695,836
                                                                          -----------    -----------
             PIPELINE-TRANSPORTATION OF NATURAL GAS-2.54%
   200,000   NGC Corp., 7.125%, 5-15-2018.................   BBB+             179,383        182,150
   100,000   Northern Border Partners, 7.10%, 3-15-2011
               (e)........................................   BBB+              99,871         97,667
   200,000   TransCanada Pipelines Ltd., 8.625%,
               5-15-2012..................................   A-               228,866        223,615
   200,000   Williams Gas Pipeline Center, 7.375%,
               11-15-2006.................................   BBB              206,219        207,483
                                                                          -----------    -----------
                                                                              714,339        710,915
                                                                          -----------    -----------
             REAL ESTATE, RENTAL AND LEASING-ACTIVITIES
             RELATED TO REAL ESTATE-0.26%
    80,000   ERP Operating L.P., 7.125%, 10-15-2017.......   BBB+              69,371         72,305
                                                                          -----------    -----------
             REAL ESTATE, RENTAL AND LEASING-AUTOMOTIVE
             EQUIPMENT RENTAL AND LEASING-0.30%
    75,000   Avis Rent A Car, Inc., 11.00%, 5-1-2009......   BBB-              76,134         83,719
                                                                          -----------    -----------
             RECREATION-GAMBLING INDUSTRIES-0.46%
   125,000   MGM Mirage, Inc., 8.50%, 9-15-2010...........   BBB-             129,322        129,664
                                                                          -----------    -----------
             RETAIL-AUTOMOBILE DEALERS-0.21%
    50,000   Ford Holdings, Inc., 9.30%, 3-1-2030.........   A                 55,244         57,391
                                                                          -----------    -----------
             TRANSPORTATION-AIR SCHEDULED-1.57%
   100,000   American Airlines, Inc., 6.817%, 5-23-2011
               (e)........................................   AAA              101,636         99,893
   100,000   Delta Air Lines, Inc., 10.375%, 12-15-2022...   BBB-             111,323        106,235
   100,000   Delta Air Lines, Inc., 7.90%, 12-15-2009.....   BBB-              93,708         95,151
   135,000   United Air Lines, Inc., 7.186%, Ser 00-2
               4-1-2011...................................   AAA              139,569        137,592
                                                                          -----------    -----------
                                                                              446,236        438,871
                                                                          -----------    -----------
             TRANSPORTATION-RAIL-0.98%
   100,000   Consolidated Rail Corp., 9.75%, 6-15-2020....   BBB              122,522        119,537
   150,000   CSX Corp., 7.25%, 5-1-2027...................   BBB              145,322        154,295
                                                                          -----------    -----------
                                                                              267,844        273,832
                                                                          -----------    -----------
             UTILITIES-ELECTRIC GENERATION, TRANSMISSION
             AND DISTRIBUTION-9.29%
   100,000   Allegheny Energy Supply, 7.80%, 3-15-2011
               (e)........................................   BBB+              99,799        101,560
   250,000   Commonwealth Edison Co., 7.625%, 4-15-2013...   A-               269,676        262,398
   310,000   El Paso Electric Co., 8.90%, 2-1-2006........   BBB-             331,993        333,177
   100,000   El Paso Electric Co., 9.40%, Ser E
               5-1-2011...................................   BBB-             106,477        108,075
   210,000   Israel Electric Corp. Ltd., 7.75%, 12-15-2027
               (e)........................................   A-               183,208        182,440
   200,000   Kincaid Generation LLC, 7.33%, 6-15-2020
               (e)........................................   BBB-             176,657        191,472
   200,000   Niagara Mohawk Power Co., 7.45%,
               7-1-2010 (Zero coupon through 7-1-2003,
               thereafter 8.50%) (g)......................   BBB-             182,269        172,537

--------------------------------------------------------------------------------

                                                              Standard
 Principal                                                    & Poor's                     Market
  Amount                                                       Rating       Cost (b)      Value (c)
-----------                                                  -----------  ------------   -----------
$  113,415   Niagara Mohawk Power Co., 7.625%,
               10-1-2005..................................   BBB-         $   112,089    $   116,814
   200,000   Niagara Mohawk Power Co., 7.75%, 5-15-2006...   BBB+             209,038        209,359
   150,000   NRG Energy, Inc., 7.75%, 4-1-2011............   BBB-             151,171        151,786
   100,000   Pinnacle Partners, 8.83%, 8-15-2004 (e)......   BBB-             100,000        103,965
   100,000   PSEG Power Co., 8.625%, 4-15-2031 (e)........   BBB              107,544        107,730
    50,000   Public Service Company of New Mexico, 7.10%,
               8-1-2005...................................   BBB-              47,751         49,475
   250,000   South Carolina Electric & Gas Co., 9.00%,
               7-15-2006..................................   A                264,879        278,884
   250,000   Texas-New Mexico Power, 6.25%, 1-15-2009.....   BBB-             231,471        226,493
                                                                          -----------    -----------
                                                                            2,574,022      2,596,165
                                                                          -----------    -----------
             WASTE MANAGEMENT, ADMINISTRATIVE-WASTE
             COLLECTION-1.43%
   100,000   USA Waste Management, Inc., 7.125%,
               12-15-2017.................................   BBB               78,406         92,676
   300,000   WMX Technologies, Inc., 7.10%, 8-1-2026......   BBB              288,128        305,674
                                                                          -----------    -----------
                                                                              366,534        398,350
                                                                          -----------    -----------
             TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                $17,987,687    $18,103,838
                                                                          ===========    ===========

CORPORATE BONDS-NON-INVESTMENT GRADE-18.94%
--------------------------------------------------------------------------------

                                                              Standard
 Principal                                                    & Poor's                    Market
  Amount                                                       Rating      Cost (b)      Value (c)
-----------                                                  -----------  -----------   -----------
             ACCOMMODATION AND FOOD SERVICE-TRAVELER-0.64%
$   70,000   Ameristar Casinos, Inc., 10.75%, 2-15-2009
               (e)........................................   B-           $   69,363    $    73,150
    50,000   Hollywood Casino Corp., 11.25%, 5-1-2007.....   B                51,942         52,750
    50,000   MGM Grand, Inc., 9.75%, 6-1-2007.............   BB+              49,452         53,375
                                                                          ----------    -----------
                                                                             170,757        179,275
                                                                          ----------    -----------
             CONSTRUCTION-RESIDENTIAL BUILDING-0.24%
    65,000   K Hovnanian Enterprises, Inc., 10.50%,
               10-1-2007..................................   BB-              63,558         66,787
                                                                          ----------    -----------
             ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
             PROGRAMMING-3.94%
   100,000   Adelphia Communications Corp., 10.875%,
               10-1-2010..................................   B+               98,609        101,250
    90,000   Callahan Nordrhein-Westfalen, 14.00%,
               7-15-2010 (f)..............................   B-               89,723         73,800
   100,000   CSC Holdings, Inc., 7.25%, 7-15-2008.........   BB+              98,176         96,000
   100,000   CSC Holdings, Inc., 7.625%, 4-1-2011 (e).....   BB+              99,685         95,401
   200,000   CSC Holdings, Inc., 7.625%, 7-15-2018........   BB+             182,078        180,178
   220,000   CSC Holdings, Inc., 7.875%, 12-15-2007.......   BB+             206,536        220,759
   200,000   CSC Holdings, Inc., 7.875%, 2-15-2018........   BB+             184,099        184,707
   150,000   CSC Holdings, Inc., 8.125%, Ser B
               7-15-2009..................................   BB+             149,210        148,944
                                                                          ----------    -----------
                                                                           1,108,116      1,101,039
                                                                          ----------    -----------
             ENTERTAINMENT-RADIO AND TELEVISION
             BROADCASTING-0.48%
   150,000   Fox Family Worldwide, Inc., 14.45%,
               11-1-2007 (Zero coupon through 11-1-2002,
               thereafter 10.25%) (g).....................   B               117,144        132,750
                                                                          ----------    -----------
             FINANCE-NONDEPOSITORY CREDIT BANKING-0.77%
   200,000   Beaver Valley Funding Corp., 9.00%,
               6-1-2017...................................   BB-             197,041        213,901
                                                                          ----------    -----------
             FOREST NURSERIES AND GATHERING OF FOREST
             PRODUCTS-0.20%
    55,000   Tembec Industries, Inc., 8.50%, 2-1-2011
               (f)........................................   BB+              56,096         56,100
                                                                          ----------    -----------
             HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
             MANUFACTURING-0.12%
    40,000   Tekni-Plex, Inc., 12.75%, 6-15-2010..........   B-               39,937         32,400
                                                                          ----------    -----------
             HEALTH CARE-PHARMACEUTICAL AND MEDICINE
             MANUFACTURING-0.57%
    55,000   Fresenius Medical Care Capital IV, 7.875%,
               6-15-2011 (e)..............................   B+               54,066         53,625
   100,000   Warner Chilcott, Inc., 12.625%, 2-15-2008....   B+              103,656        107,000
                                                                          ----------    -----------
                                                                             157,722        160,625
                                                                          ----------    -----------

FORTIS SERIES FUND, INC.
MULTISECTOR BOND SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                              Standard
 Principal                                                    & Poor's                    Market
  Amount                                                       Rating      Cost (b)      Value (c)
-----------                                                  -----------  -----------   -----------
             INFORMATION-CABLE AND OTHER PROGRAM
             DISTRIBUTION-0.88%
$  100,000   British Sky Broadcasting Group plc, 8.20%,
               7-15-2009..................................   BB+          $   98,789    $    98,850
   100,000   Charter Communications Holding, 10.75%,
               10-1-2009..................................   B+               99,916        105,250
    40,000   Charter Communications Holding, 11.125%,
               1-15-2011..................................   B+               40,164         42,200
                                                                          ----------    -----------
                                                                             238,869        246,300
                                                                          ----------    -----------
             INFORMATION-OTHER INFORMATION SERVICES-0.04%
    30,000   Exodus Communications, Inc., 11.25%,
               7-1-2008...................................   B                30,325         10,350
                                                                          ----------    -----------
             INFORMATION-OTHER TELECOMMUNICATIONS-1.34%
    70,000   Crown Castle International Corp., 10.75%,
               8-1-2011...................................   B                70,548         67,725
    70,000   Enitel ASA (Euro), 12.50%, 4-15-2010.........   CCC+             67,044         17,186
   150,000   International Cabletel, Inc., 11.50%, Ser B
               2-1-2006...................................   B               144,676        101,250
   200,000   KPNQwest B.V. (Euro), 8.875%, 2-1-2008 (e)...   BB              188,592        109,211
    90,000   Tele1 Europe B.V., 12.375%, 2-1-2008 (e).....   B-               82,935         44,738
    60,000   Tele1 Europe B.V., 13.00%, 5-15-2009.........   B-               63,900         33,000
                                                                          ----------    -----------
                                                                             617,695        373,110
                                                                          ----------    -----------
             INFORMATION-WIRED TELECOMMUNICATIONS
             CARRIERS-0.86%
    60,000   CFW Communications Co., 13.00%, 8-15-2010....   B-               59,091         42,000
   100,000   Intermedia Communications, Inc., 11.83%,
               7-15-2007 (Zero coupon through 7-15-2002,
               thereafter 11.25%) (g).....................   B                91,696         88,000
    50,000   Intermedia Communications, Inc., 12.04%, Ser
               B 3-1-2009 (Zero coupon through 3-1-2004,
               thereafter 12.25%) (g).....................   CCC+             36,969         36,500
    80,000   SBA Communications Corp., 10.25%, 2-1-2009...   B-               80,358         73,200
                                                                          ----------    -----------
                                                                             268,114        239,700
                                                                          ----------    -----------
             INFORMATION-WIRELESS TELECOMMUNICATIONS
             CARRIERS-0.28%
    80,000   Nextel Communications, Inc., 9.50%,
               2-1-2011...................................   B                80,263         62,700
    50,000   Nextel International, Inc., 12.75%,
               8-1-2010...................................   B-               49,215         14,500
                                                                          ----------    -----------
                                                                             129,478         77,200
                                                                          ----------    -----------
             MANAGEMENT OF COMPANIES AND ENTERPRISES-0.12%
   100,000   Knology Holdings, Inc., 15.28%,
               10-15-2007 (Zero coupon through 10-15-2002,
               thereafter 11.875%) (g)....................   NR               79,701         32,500
                                                                          ----------    -----------
             PETROLEUM AND COAL-OIL AND GAS
             EXTRACTION-3.06%
   150,000   Chesapeake Energy Corp., 8.125%, 4-1-2011
               (e)........................................   B+              147,849        140,250
   150,000   Newfield Exploration Co., 7.625%, 3-1-2011...   BB+             150,351        145,569
    70,000   Parker & Parsley Petroleum Co., 8.25%,
               8-15-2007..................................   BB+              66,837         71,766
   200,000   Petroleos Mexicanos, 9.375%, 12-2-2008 (e)...   BB+             216,721        214,500
   200,000   Petroleos Mexicanos, 9.50%, 9-15-2027........   BB+             211,944        218,250
    60,000   Pioneer Natural Resources Co., 9.625%,
               4-1-2010...................................   BB+              59,805         65,748
                                                                          ----------    -----------
                                                                             853,507        856,083
                                                                          ----------    -----------
             RECREATION-GAMBLING INDUSTRIES-0.45%
    25,000   Isle of Capri Casinos, Inc., 8.75%,
               4-15-2009..................................   B                22,019         22,844
   100,000   Park Place Entertainment Corp., 8.875%,
               9-15-2008..................................   BB+             100,000        102,750
                                                                          ----------    -----------
                                                                             122,019        125,594
                                                                          ----------    -----------
             RETAIL-OTHER MOTOR VEHICLE DEALERS-0.24%
    65,000   United Rentals, Inc., 10.75%, 4-15-2008
               (f)........................................   BB               65,137         67,275
                                                                          ----------    -----------
             RETAIL-SPORTING GOODS, HOBBY AND MUSICAL
             INSTRUMENT STORES-0.18%
    50,000   Big 5 Corp., 10.875%, 11-15-2007.............   B-               46,158         49,062
                                                                          ----------    -----------
             TRANSPORTATION-AIR SCHEDULED-0.30%
    80,000   Dunlop Standard Aerospace Holdings plc,
               11.875%, 5-15-2009.........................   B-               81,661         85,000
                                                                          ----------    -----------
             TRANSPORTATION-RAIL-0.18%
    50,000   RailAmerica Transportation Corp., 12.875%,
               8-15-2010..................................   B-               47,370         51,625
                                                                          ----------    -----------
             UTILITIES-ELECTRIC GENERATION, TRANSMISSION
             AND DISTRIBUTION-3.87%
   250,000   AES Corp., 8.75% 12-15-2002..................   BB              253,717        252,500
   100,000   AES Corp., 9.50%, 6-1-2009...................   BB              101,936        102,000
   120,000   Calpine Corp., 8.50%, 2-15-2011..............   BB+             120,204        115,684

--------------------------------------------------------------------------------

                                                              Standard
 Principal                                                    & Poor's                    Market
  Amount                                                       Rating      Cost (b)      Value (c)
-----------                                                  -----------  -----------   -----------
$  100,000   Cilcorp, Inc., 9.375%, 10-15-2029............   BB+          $  108,779    $   110,183
   100,000   Cleveland Electric Illuminating Co., 6.86%,
               10-1-2008..................................   BB+              95,613         98,827
   150,000   Cleveland Electric Illuminating Co., 7.88%,
               11-1-2017..................................   BB+             148,062        152,678
   125,000   CMS Energy Corp., 8.125%, 5-15-2002..........   BB              125,660        126,209
   125,000   CMS Energy Corp., 8.90%, 7-15-2008...........   BB              123,554        124,308
                                                                          ----------    -----------
                                                                           1,077,525      1,082,389
                                                                          ----------    -----------
             WASTE MANAGEMENT, ADMINSTRATIVE-WASTE
             TREATMENT AND DISPOSAL-0.18%
    50,000   Allied Waste North America, 10.00%, Ser B
               8-1-2009...................................   B+               41,249         51,375
                                                                          ----------    -----------
             TOTAL CORPORATE BONDS - NON-INVESTMENT
               GRADE......................................                $5,609,179    $ 5,290,440
                                                                          ==========    ===========

U.S. GOVERNMENT SECURITIES-12.57%
--------------------------------------------------------------------------------

 Principal                                                                  Market
  Amount                                                     Cost (b)      Value (c)
-----------                                                 -----------   -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION-0.35%
             NOTES:
$  100,000   5.875% 2011..................................  $   97,953    $    96,256
                                                            ----------    -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION-4.36%
             NOTES:
   100,000   5.50% 2006...................................      99,658         99,836
 1,100,000   6.25% 2002-2011..............................   1,099,581      1,119,470
                                                            ----------    -----------
             TOTAL FEDERAL NATIONAL MORTGAGE
               ASSOCIATION................................   1,199,239      1,219,306
                                                            ----------    -----------
             OTHER DIRECT FEDERAL OBLIGATIONS-6.01%
             FEDERAL FARM CREDIT BANK:
   750,000   5.15% 2003...................................     730,463        755,295
                                                            ----------    -----------
             FEDERAL HOME LOAN BANK:
   900,000   6.125% 2003..................................     884,626        923,738
                                                            ----------    -----------
             TOTAL OTHER DIRECT FEDERAL OBLIGATIONS.......   1,615,089      1,679,033
                                                            ----------    -----------
             U.S. TREASURY SECURITIES-1.85%
             BONDS:
   500,000   6.125% 2027-2029.............................     544,039        517,873
                                                            ----------    -----------
             TOTAL U.S. GOVERNMENT SECURITIES.............  $3,456,320    $ 3,512,468
                                                            ==========    ===========

COMMON STOCKS AND WARRANTS-0.02%
--------------------------------------------------------------------------------

                                                                             Market
  Shares                                                      Cost (b)      Value (c)
-----------                                                 ------------   -----------
             INFORMATION-OTHER TELECOMMUNICATIONS-0.00%
        70   Enitel ASA (Warrants) (a) (e)................  $       674    $         1
                                                            -----------    -----------
             INFORMATION-TELECOMMUNICATIONS
             RESELLERS-0.01%
     1,056   Song Networks Holding AB ADR (a).............       25,275          2,175
                                                            -----------    -----------
             INFORMATION-WIRED TELECOMMUNICATIONS
             CARRIERS-0.00%
        60   NTELOS, Inc. (Warrants) (a) (e)..............          833            300
                                                            -----------    -----------
             TRANSPORTATION-RAIL-0.01%
        50   RailAmerica, Inc. (Warrants) (a).............          499          3,500
                                                            -----------    -----------
             TOTAL COMMON STOCKS..........................       27,281          5,976
                                                            -----------    -----------
             TOTAL LONG-TERM INVESTMENTS..................  $27,080,467    $26,912,722
                                                            ===========    ===========

FORTIS SERIES FUND, INC.
MULTISECTOR BOND SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

SHORT-TERM INVESTMENTS-1.86%
--------------------------------------------------------------------------------

 Principal                                                     Market
  Amount                                                     Value (c)
-----------                                                 ------------
             FINANCE-DEPOSITORY CREDIT BANKING-0.01%
$      777   U.S. Bank N.A. Money Market Variable Rate
               Time Deposit, Current rate -- 3.86%........  $       777
                                                            -----------
             FINANCE-OTHER INVESTMENT POOLS AND
             FUNDS-1.85%
   517,496   First American Institutional Government Fund,
               Current rate -- 3.54%......................      517,496
                                                            -----------
             TOTAL SHORT-TERM INVESTMENTS.................      518,273
                                                            -----------
             TOTAL INVESTMENTS IN SECURITIES (COST:
               $27,598,740)(B)............................  $27,430,995
                                                            ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $27,598,740 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $    538,926
Unrealized depreciation.....................................      (706,671)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $   (167,745)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 15.12% of net assets as of June 30, 2001.
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired  Shares/Par  Security                                  Cost Basis
---------------  ----------  --------                                  ----------
2001               150,000   AIG SunAmerica Global Financing II due
                               2005 - 144A                              $159,928
2001               100,000   Allegheny Energy Supply due 2011 - 144A      99,799
2001               250,000   Allstate Financial Global Funding due
                               2011 - 144A                               249,619
2001               100,000   American Airlines due 2011 - 144A           101,636
2001                70,000   Ameristar Casinos, Inc. due 2009 - 144A      69,363
2001               100,000   CSC Holdings, Inc. due 2011 - 144A           99,685
2001               150,000   Chesapeake Energy Corp. due 2011 - 144A     147,849
2000               200,000   Citicorp Lease due 2019 - 144A              198,957
2000                    70   Enitel ASA (Warrants) - 144A                    674
2001               175,000   FMR Corp. due 2029 - 144A                   182,518
2001               100,000   Florida Windstorm due 2019 - 144A            99,603
2001                55,000   Fresenius Medical Care Capital IV due
                               2011 - 144A                                54,066
2000 - 2001        210,000   Israel Electric Corp. Ltd. due 2027 -
                               144A                                      183,208
2000               200,000   Kincaid Generation LLC due 2020 - 144A      176,657
2001               200,000   KPNQwest B.V. due 2008 - 144A               188,592
2001               100,000   Northern Border Partners due 2011 - 144A     99,871
2000                    60   NTELOS, Inc. (Warrants)                         833
2001               100,000   PSEG Power Co. due 2031 - 144A              107,544
2001               200,000   Petroleos Mexicanos due 2008 - 144A         216,721
2000               100,000   Pinnacle Partners due 2004 - 144A           100,000
2001                70,000   Prudential Funding LLC due 2008 - 144A       69,920
2001                90,000   Tele 1 Europe B.V. due 2008 - 144A           82,935
2001                90,000   Williams Companies, Inc. due 2006 - 144A     89,689

The aggregate value of these securities at June 30, 2001, was $2,674,706, which represents 9.57% of total net assets.

 (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at June 30, 2001, was $560,185, which represents 2.01% of total net assets.
 (g) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (h) Cost and market value are stated in U.S. dollars; principal amount is stated in U.S. dollars unless otherwise noted.

FORTIS SERIES FUND, INC.
HIGH YIELD SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-9.09%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)     Value (c)
  -----------                                                  -----------  ------------  ------------
               CHEMICAL MANUFACTURING-BASIC CHEMICAL
               MANUFACTURING-1.12%
  $  850,000   Equistar Chemical L.P., 7.55%, 2-15-2026.....   BBB-         $   627,610   $   607,890
                                                                            -----------   -----------
               COMPUTER MANUFACTURING-COMMUNICATIONS
               EQUIPMENT-0.79%
     510,000   Marconi Corp. plc, 8.375%, 9-15-2030.........   BBB+             435,067       427,139
                                                                            -----------   -----------
               ENTERTAINMENT-RADIO AND TELEVISION
               BROADCASTING-0.48%
     300,000   AT&T Corp. -- Liberty Media Corp., 8.25%,
                 2-1-2030...................................   BBB-             266,850       257,956
                                                                            -----------   -----------
               FINANCE-NONDEPOSITORY CREDIT BANKING-0.05%
      35,000   Xerox Credit Corp., 6.10%, 12-16-2003........   BBB-              29,050        28,700
                                                                            -----------   -----------
               INFORMATION-TELECOMMUNICATIONS
               SATELLITE-0.90%
     650,000   PanAmSat Corp., 6.875%, 1-15-2028............   BBB-             495,320       486,162
                                                                            -----------   -----------
               INFORMATION-WIRED TELECOMMUNICATIONS
               CARRIERS-1.14%
     280,000   British Telecommunications plc, 8.875%,
                 12-15-2030.................................   A-               309,005       305,356
     340,000   Koninklijke KPN N.V., 8.375%, 10-1-2030......   BBB+             317,781       312,747
                                                                            -----------   -----------
                                                                                626,786       618,103
                                                                            -----------   -----------
               INFORMATION-WIRELESS TELECOMMUNICATIONS
               CARRIERS-0.00%
         483   Voicestream Wireless Corp., 10.375%,
                 11-15-2009.................................   A-                   446           551
                                                                            -----------   -----------
               MACHINERY MANUFACTURING-ENGINE, TURBINE AND
               POWER TRANSMISSION EQUIPMENT-0.19%
     100,000   Briggs & Stratton, 8.875%, 3-15-2011 (f).....   BBB-              97,970       101,000
                                                                            -----------   -----------
               MINING-METAL ORE-0.51%
      90,000   Newmont Mining Corp., 8.625%, 5-15-2011......   BBB               89,576        88,866
     185,000   Santa Fe Pacific Gold Corp., 8.375%,
                 7-1-2005...................................   BBB              186,786       186,380
                                                                            -----------   -----------
                                                                                276,362       275,246
                                                                            -----------   -----------
               PAPER, PULP AND PAPERBOARD MILLS-0.95%
     200,000   Georgia-Pacific Group, 7.50%, 5-15-2006......   BBB-             199,602       201,027
     320,000   Potlatch Corp., 9.125%, 12-1-2009............   BBB-             315,524       311,909
                                                                            -----------   -----------
                                                                                515,126       512,936
                                                                            -----------   -----------
               PETROLEUM AND COAL-OIL AND GAS
               EXTRACTION-0.29%
     150,000   Snyder Oil Corp., 8.75%, 6-15-2007...........   BBB+             159,095       159,000
                                                                            -----------   -----------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-1.05%
     560,000   Sierra Pacific Power Co., 8.00%, Ser A
                 6-1-2008 (f)...............................   BBB+             561,936       566,007
                                                                            -----------   -----------
               WASTE MANAGEMENT, ADMINISTRATIVE-WASTE
               COLLECTION-1.07%
     580,000   Waste Management, Inc., 7.375%, 8-1-2010.....   BBB              581,936       582,157
                                                                            -----------   -----------
               WOOD PRODUCT MANUFACTURING-OTHER WOOD PRODUCT
               -0.55%
     310,000   Louisiana-Pacific Corp., 8.50%, 8-15-2005....   BBB-             297,806       298,554
                                                                            -----------   -----------
               TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  4,971,360     4,921,401
                                                                            ===========   ===========

CORPORATE BONDS-NON-INVESTMENT GRADE-81.41%
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)     Value (c)
  -----------                                                  -----------  ------------  ------------
               AEROSPACE PRODUCT AND PARTS
               MANUFACTURING-1.14%
  $  625,000   Sequa Corp., 8.875%, 4-1-2008 (f)............   BB           $   625,000   $   618,750
                                                                            -----------   -----------
               CHEMICAL MANUFACTURING-BASIC CHEMICAL
               MANUFACTURING-2.29%
     500,000   Hercules, Inc., 11.125%, 11-15-2007 (f)......   B+               505,621       495,000
     750,000   Lyondell Chemical Co., 9.875%, Ser B
                 5-1-2007...................................   BB               745,836       744,375
                                                                            -----------   -----------
                                                                              1,251,457     1,239,375
                                                                            -----------   -----------

FORTIS SERIES FUND, INC.
HIGH YIELD SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)     Value (c)
  -----------                                                  -----------  ------------  ------------
               COMPUTER MANUFACTURING-COMMUNICATIONS
               EQUIPMENT-0.72%
  $  677,000   Lucent Technologies, Inc., 6.45%,
                 3-15-2029..................................   BB+          $   402,095   $   390,653
                                                                            -----------   -----------
               CONSTRUCTION-RESIDENTIAL BUILDING-0.92%
     500,000   D.R. Horton, Inc., 9.375%, 3-15-2011.........   B+               499,205       500,000
                                                                            -----------   -----------
               CONTRACTORS-ELECTRICAL-0.24%
     130,000   Integrated Electric Services, 9.375%,
                 2-1-2009 (f)...............................   BB-              125,719       127,400
                                                                            -----------   -----------
               ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
               PROGRAMMING-3.87%
     450,000   Adelphia Communications Corp., 10.875%,
                 10-1-2010..................................   B+               394,041       455,625
     500,000   Callahan Nordrhein-Westfalen, 14.00%,
                 7-15-2010 (f)..............................   B-               500,000       410,000
     500,000   eKabel Hessen GMBH, 14.50%, 9-1-2010 (e).....   B-               493,724       385,000
   1,500,000   Insight Communications Co., Inc., 12.27%,
                 2-15-2011 (Zero coupon through 2-15-2006,
                 thereafter 12.25%) (e) (g).................   B-               868,532       847,500
                                                                            -----------   -----------
                                                                              2,256,297     2,098,125
                                                                            -----------   -----------
               ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
               DATABASE PUBLISHERS-1.20%
     280,000   American Greetings Corp., 11.75%, 7-15-2008
                 (f)........................................   BB+              270,311       271,600
     400,000   Primedia, Inc., 8.50%, Ser B 2-1-2006........   BB-              400,891       381,000
                                                                            -----------   -----------
                                                                                671,202       652,600
                                                                            -----------   -----------
               ENTERTAINMENT-RADIO AND TELEVISION
               BROADCASTING-1.33%
   3,033,461   Australis Media Ltd., 15.75%,
                 5-15-2003 (with warrants) (a) (e) (g)......   D              2,277,149           303
     125,000   Echostar DBS Corp., 9.375%, 2-1-2009.........   B+               126,545       122,500
     675,000   Fox Family Worldwide, Inc., 9.78%,
                 11-1-2007 (Zero coupon through 11-1-2002,
                 thereafter 10.25%) (g).....................   B                604,328       597,375
                                                                            -----------   -----------
                                                                              3,008,022       720,178
                                                                            -----------   -----------
               FINANCE-OTHER FINANCIAL INVESTMENT
               ACTIVITIES-1.00%
     500,000   Sovereign Bancorp, Inc., 10.50%,
                 11-15-2006.................................   BB+              477,856       543,750
                                                                            -----------   -----------
               FOOD SERVICE-LIMITED-SERVICE EATING
               PLACES-0.61%
     320,000   Sbarro, Inc., 11.00%, 9-15-2009..............   BB-              317,078       330,000
                                                                            -----------   -----------
               FOREST NURSERIES AND GATHERING OF FOREST
               PRODUCTS-0.60%
     320,000   Tembec Industries, Inc., 8.50%, 2-1-2011
                 (f)........................................   BB+              326,377       326,400
                                                                            -----------   -----------
               HEALTH CARE-GENERAL MEDICAL AND SURGICAL
               HOSPITALS-8.31%
     880,000   HCA-The Healthcare Company, 7.125%,
                 6-1-2006...................................   BB+              877,857       868,344
   1,000,000   HealthSouth Corp., 10.75%, 10-1-2008.........   BB+            1,011,730     1,080,000
     700,000   IASIS Healthcare Corp., 13.00%, 10-15-2009...   B-               755,174       742,000
     380,000   Tenet Healthcare Corp., 8.00%, 1-15-2005.....   BB+              390,768       389,975
     750,000   Tenet Healthcare Corp., 8.625%, 1-15-2007....   BB-              778,007       778,125
     500,000   Triad Hospitals, Inc., 11.00%, Ser B
                 5-15-2009..................................   B-               519,686       538,750
     100,000   Triad Hospitals, Inc., 8.75%, 5-1-2009 (f)...   B-               100,000       101,750
                                                                            -----------   -----------
                                                                              4,433,222     4,498,944
                                                                            -----------   -----------
               HEALTH CARE-INDIVIDUAL AND FAMILY
               SERVICES-0.47%
     250,000   AdvancePCS, 8.50%, 4-1-2008..................   BB-              250,000       255,000
                                                                            -----------   -----------
               HEALTH CARE-MEDICAL AND DIAGNOSTIC
               LABORATORIES-1.61%
     750,000   Unilab Finance Corp., 12.75%, 10-1-2009......   B-               742,012       870,937
                                                                            -----------   -----------
               HEALTH CARE-OUTPATIENT CARE CENTERS-0.82%
     130,000   Magellan Health Services, 9.375%, 11-15-2007
                 (f)........................................   B+               130,000       132,112
     320,000   Select Medical Corp., 9.50%, 6-15-2009 (f)...   B                320,000       310,400
                                                                            -----------   -----------
                                                                                450,000       442,512
                                                                            -----------   -----------
               INFORMATION-CABLE AND OTHER PROGRAM
               DISTRIBUTION-4.34%
     300,000   British Sky Broadcasting Group plc, 8.20%,
                 7-15-2009..................................   BB+              300,688       296,551
     200,000   Charter Communications Holdings, 10.00%,
                 5-15-2011 (f)..............................   B+               200,000       203,000
     125,000   Charter Communications Holdings, 12.36%,
                 1-15-2011 (Zero coupon through 1-15-2006,
                 thereafter 13.50%) (g).....................   B+                75,773        78,125
     630,000   Charter Communications Holdings, 8.625%,
                 4-1-2009...................................   B+               596,018       598,500

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)     Value (c)
  -----------                                                  -----------  ------------  ------------
  $  500,000   Mediacom LLC/Mediacom Capital Corp., 7.875%,
                 2-15-2001..................................   B+           $   451,680   $   440,000
   1,050,000   NTL Communications Corp., 12.375%, Ser B
                 10-1-2008 (Zero coupon through 10-1-2003,
                 thereafter 12.375%) (g)....................   B                815,020       462,000
     650,000   United International Holdings, Inc., 13.38%,
                 Ser B 2-15-2008 (Zero coupon through
                 2-15-2003, thereafter 10.75%) (g)..........   B-               505,384       217,750
     150,000   United Pan-Europe Communications N.V.,
                 10.875%, Ser B 8-1-2009....................   B                119,867        52,875
                                                                            -----------   -----------
                                                                              3,064,430     2,348,801
                                                                            -----------   -----------
               INFORMATION-OTHER INFORMATION SERVICES-0.06%
     550,000   PSINet, Inc., 11.00%, 8-1-2009 (a)...........   D                360,733        33,000
                                                                            -----------   -----------
               INFORMATION-OTHER TELECOMMUNICATIONS-8.08%
     375,000   Asia Global Crossing Ltd., 13.375%,
                 10-15-2010.................................   B+               367,740       300,000
     765,000   Global Crossing Holdings Ltd., 9.50%,
                 11-15-2009.................................   BB               758,973       598,612
     375,000   IMPSAT Fiber Networks, Inc., 13.75%,
                 2-15-2005..................................   B                375,000       135,000
     400,000   International Cabletel, Inc., 11.50%, Ser B
                 2-1-2006...................................   B                397,433       270,000
     200,000   Level 3 Communications, Inc., 14.84%
                 3-15-2010 (Zero coupon through 3-15-2005,
                 thereafter 12.875%) (g)....................   CCC+             110,036        42,000
   2,055,000   Level 3 Communications, Inc., 9.125%,
                 5-1-2008...................................   CCC+           1,248,010       852,825
     205,000   Metromedia Fiber Network, Inc., 10.00%,
                 12-15-2009.................................   B+               135,842        77,900
     910,000   Metromedia Fiber Network, Inc., 10.00%, Ser B
                 11-15-2008.................................   B+               767,960       345,800
     900,000   Spectrasite Holdings, Inc., 16.37%,
                 4-15-2009 (Zero coupon through 4-15-2004,
                 thereafter 11.25%) (g).....................   B-               476,703       414,000
     500,000   Telewest Communications plc, 11.00%,
                 10-1-2007..................................   B                485,031       421,250
     410,000   Williams Communications Group, Inc., 10.875%,
                 10-1-2009..................................   B+               276,696       166,050
     810,000   Williams Communications Group, Inc., 11.70%,
                 8-1-2008...................................   B+               456,122       336,150
   1,000,000   Williams Communications Group, Inc., 11.875%,
                 8-1-2010...................................   B+               790,134       415,000
                                                                            -----------   -----------
                                                                              6,645,680     4,374,587
                                                                            -----------   -----------
               INFORMATION-TELECOMMUNICATIONS
               SATELLITE-0.92%
     500,000   Echostar Broadband Corp., 10.375%,
                 10-1-2007..................................   B                500,000       500,000
                                                                            -----------   -----------
               INFORMATION-WIRED TELECOMMUNICATIONS
               CARRIERS-3.78%
     160,000   Allegiance Telecom, Inc., 12.875%,
                 5-15-2008..................................   B                143,172       140,800
     135,000   Allegiance Telecom, Inc., 19.08%, Ser B
                 2-15-2008 (Zero coupon through 2-15-2003,
                 thereafter 11.75%) (g).....................   B                 77,456        76,950
     300,000   Focal Communications Corp., 11.875%, Ser B
                 1-15-2010..................................   B-               166,096        96,375
     375,000   Hyperion Telecommunications, 12.25%, Ser B
                 9-1-2004...................................   BB-              363,423       309,375
   1,000,000   Madison River Communications, 13.25%,
                 3-1-2010...................................   CCC+             987,303       480,000
     750,000   McLeodUSA, Inc., 11.375%, 1-1-2009...........   B+               746,330       472,500
     750,000   Nextlink Communications, Inc., 10.50%,
                 12-1-2009..................................   B                750,000       240,000
     600,000   Nextlink Communications, Inc., 14.49%,
                 2-1-2009 (Zero coupon through 12-1-2004,
                 thereafter 12.125%) (g)....................   B                343,476        90,000
     515,000   RCN Corp., 34.99%, Ser B 2-15-2008 (Zero
                 coupon through 2-15-03, thereafter 9.80%)
                 (g)........................................   B-               130,254       144,200
                                                                            -----------   -----------
                                                                              3,707,510     2,050,200
                                                                            -----------   -----------
               INFORMATION-WIRELESS TELECOMMUNICATIONS
               CARRIERS-5.99%
     750,000   Crown Castle International Corp., 9.375%,
                 8-1-2011 (f)...............................   B                750,000       676,875
   1,810,000   Nextel Communications, Inc., 9.375%,
                 11-15-2009.................................   B              1,587,558     1,434,425
     900,000   TeleCorp PCS, Inc., 11.625%, 4-15-2009 (Zero
                 coupon through 4-15-2004, thereafter
                 11.625%) (g)...............................   B3*              665,635       562,500
     900,000   Tritel PCS, Inc., 11.51%, 5-15-2009 (Zero
                 coupon through 5-15-2004, thereafter
                 12.75%) (g)................................   B3*              683,693       571,500
                                                                            -----------   -----------
                                                                              3,686,886     3,245,300
                                                                            -----------   -----------
               MACHINERY MANUFACTURING-INDUSTRIAL
               MACHINERY-0.95%
     500,000   Terex Corp., 10.375%, 4-1-2011 (e)...........   B                504,282       515,000
                                                                            -----------   -----------
               MANUFACTURING-MISCELLANEOUS-1.41%
     750,000   BRL Universal Equipment, 8.875%, 2-15-2008...   BB-              750,000       765,000
                                                                            -----------   -----------

FORTIS SERIES FUND, INC.
HIGH YIELD SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-NON-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)     Value (c)
  -----------                                                  -----------  ------------  ------------
               OTHER SERVICES-DEATH CARE SERVICES-1.79%
  $1,100,000   Service Corp. International, 6.50%,
                 3-15-2008..................................   BB-          $   745,347   $   885,500
      80,000   Stewart Enterprises, Inc., 10.75%, 7-1-2008
                 (f)........................................   B                 80,000        82,400
                                                                            -----------   -----------
                                                                                825,347       967,900
                                                                            -----------   -----------
               PAPER, PULP AND PAPERBOARD MILLS-2.05%
     345,000   Potlatch Corp., 10.00%, 7-15-2011 (f)........   BB+              347,438       346,725
     750,000   Stone Container Corp., 9.75%, 2-1-2011 (e)...   B                768,318       765,000
                                                                            -----------   -----------
                                                                              1,115,756     1,111,725
                                                                            -----------   -----------
               PETROLEUM AND COAL-MINING SUPPORT
               ACTIVITIES-0.37%
     200,000   Key Energy Services, Inc., 8.375%, 3-1-2008
                 (e)........................................   BB-              200,000       202,000
                                                                            -----------   -----------
               PETROLEUM AND COAL-OIL AND GAS
               EXTRACTION-5.62%
     500,000   Baytex Energy Ltd., 10.50%, 2-15-2011 (e)....   B-               500,000       510,000
     750,000   Nuevo Energy Co., 9.375%, Ser B 10-1-2010....   B+               750,000       753,750
     500,000   Pioneer Natural Resources Co., 9.625%,
                 4-1-2010...................................   BB+              498,373       547,901
     700,000   Pogo Producing Co., 8.25%, Ser B 4-15-2011...   BB               709,734       700,000
     500,000   Swift Energy Co., 10.25%, 8-1-2009...........   B                502,583       535,000
                                                                            -----------   -----------
                                                                              2,960,690     3,046,651
                                                                            -----------   -----------
               PIPELINE-TRANSPORTATION OF NATURAL GAS-1.18%
     780,000   Pacific Gas & Electric Co., 7.25%, Ser 93D
                 8-1-2026...................................   CCC              655,509       639,600
                                                                            -----------   -----------
               PRIMARY METAL MANUFACTURING-PRODUCT FROM
               PURCHASED STEEL-0.95%
     500,000   AK Steel Corp., 9.125%, 12-15-2006...........   BB               492,833       512,500
                                                                            -----------   -----------
               PRINTING AND RELATED SUPPORT ACTIVITIES-0.80%
     435,000   Quebecor Media, Inc., 11.125%, 7-15-2011
                 (f)........................................   BB-              425,404       432,825
                                                                            -----------   -----------
               RECREATION-AMUSEMENT PARKS AND ARCADES-0.54%
     360,000   Six Flags, Inc., 11.67%, 4-1-2008 (Zero
                 coupon through 4-1-2003, thereafter 10.00%)
                 (g)........................................   B                273,557       290,700
                                                                            -----------   -----------
               RECREATION-GAMBLING INDUSTRIES-4.87%
     750,000   Argosy Gaming Co., 10.75%, 6-1-2009..........   B+               750,000       806,250
     250,000   Mandalay Resort Group, 10.25%, Ser B
                 8-1-2007...................................   BB-              250,000       261,875
   1,000,000   Park Place Entertainment Corp., 9.375%,
                 2-15-2007..................................   BB+              986,821     1,051,250
     500,000   Penn National Gaming, Inc., 11.125%, 3-1-2008
                 (e)........................................   B-               500,000       520,000
                                                                            -----------   -----------
                                                                              2,486,821     2,639,375
                                                                            -----------   -----------
               RETAIL-OTHER MOTOR VEHICLE DEALERS-0.67%
     350,000   United Rentals, Inc., 10.75%, 4-15-2008
                 (f)........................................   BB               350,000       362,250
                                                                            -----------   -----------
               TRANSPORTATION-RAIL-0.49%
     250,000   Kansas City Southern Railway, 9.50%,
                 10-1-2008..................................   BB-              250,000       264,375
                                                                            -----------   -----------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-6.11%
   1,000,000   AES Corp., 9.50%, 6-1-2009...................   BB               956,175     1,020,000
     200,000   Calpine Corp., 8.625%, 8-15-2010.............   BB+              199,757       193,548
     600,000   CMS Energy Corp., 7.50%, 1-15-2009...........   BB               569,058       555,100
     440,000   Kansas Gas & Electric, 7.60%, 12-15-2003.....   BB+              441,019       446,567
   1,110,000   Mission Energy Holding Co., 13.50%, 7-15-2008
                 (f)........................................   BB-            1,085,469     1,093,350
                                                                            -----------   -----------
                                                                              3,251,478     3,308,565
                                                                            -----------   -----------
               UTILITIES-WATER, SEWAGE AND OTHER
               SYSTEMS-1.90%
   1,000,000   Azurix Corp., 10.75%, Ser B 2-15-2010........   BB               930,533     1,030,000
                                                                            -----------   -----------
               WASTE MANAGEMENT, ADMINISTRATIVE-SERVICES TO
               BUILDINGS AND DWELLINGS-0.89%
     500,000   Building One Services Corp., 10.50%,
                 5-1-2009...................................   B+               483,776       480,000
                                                                            -----------   -----------
               WASTE MANAGEMENT, ADMINISTRATIVE-WASTE
               COLLECTION-0.48%
     315,000   Browning-Ferris, Inc., 7.40%, 9-15-2035......   BB-              261,450       257,491
                                                                            -----------   -----------
               WASTE MANAGEMENT, ADMINSTRATIVE-WASTE
               TREATMENT AND DISPOSAL-1.62%
     900,000   Allied Waste North America, 7.875%, Ser B
                 1-1-2009...................................   BB-              878,006       879,750
                                                                            -----------   -----------

--------------------------------------------------------------------------------

                                                                Standard
   Principal                                                    & Poor's                     Market
    Amount                                                       Rating       Cost (b)     Value (c)
  -----------                                                  -----------  ------------  ------------
               WHOLESALERS-PROFESSIONAL AND COMMERCIAL
               EQUIPMENT-0.42%
  $  225,000   Owens & Minor, Inc., 8.50%, 7-15-2011 (f)....   B+           $   225,000   $   226,688
                                                                            -----------   -----------
               TOTAL CORPORATE BONDS - NON-INVESTMENT
                 GRADE......................................                $51,121,223   $44,098,907
                                                                            ===========   ===========

COMMON STOCKS AND WARRANTS-0.37%
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                      Cost (b)     Value (c)
  -----------                                                 ------------  ------------
               APPAREL MANUFACTURING-CUT AND SEW
               APPAREL-0.00%
         250   Hosiery Corp. of America, Inc. Class A (a)
                 (e)........................................  $     4,230   $        25
                                                              -----------   -----------
               ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
               DATABASE PUBLISHERS-0.00%
       2,217   Marvel Enterprises, Inc.
                 Class A (Warrants) (a).....................      149,757             2
       3,755   Marvel Enterprises, Inc.
                 Class C (Warrants) (a).....................      507,310            19
                                                              -----------   -----------
                                                                  657,067            21
                                                              -----------   -----------
               INFORMATION-OTHER TELECOMMUNICATIONS-0.18%
         250   @Track Communications, Inc. (Warrants) (a)
                 (e)........................................        2,500           412
       2,560   Powertel, Inc. (Warrants) (a) (e)............       18,824        97,644
                                                              -----------   -----------
                                                                   21,324        98,056
                                                              -----------   -----------
               INFORMATION-WIRELESS TELECOMMUNICATIONS
               CARRIERS-0.10%
       5,399   Telus Corp. (Warrants) (a) (e)...............       42,075        56,156
                                                              -----------   -----------
               PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
               AND RELATED-0.09%
       1,250   Splitrock Service (Warrants) (a) (e).........       15,398        46,719
                                                              -----------   -----------
               TOTAL COMMON STOCKS AND WARRANTS.............      740,094       200,977
                                                              -----------   -----------
               TOTAL LONG-TERM INVESTMENTS..................  $56,832,677   $49,221,285
                                                              ===========   ===========

SHORT-TERM INVESTMENTS-11.97%
--------------------------------------------------------------------------------

   Principal                                                     Market
    Amount                                                     Value (c)
  -----------                                                 ------------
               FINANCE-DEPOSITORY CREDIT BANKING-11.97%
  $    2,223   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 3.86%........  $     2,223
   6,484,000   Repurchase Agreement, 3.95%, 7-2-2001........    6,484,000
                                                              -----------
               TOTAL SHORT-TERM INVESTMENTS.................    6,486,223
                                                              -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $63,318,900) (b)...........................  $55,707,508
                                                              ===========

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $63,634,752 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $    879,525
Unrealized depreciation.....................................    (8,806,769)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $ (7,927,244)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market valu e of investments in foreign securities represents 8.93% of total net assets as of June 30, 2001.

FORTIS SERIES FUND, INC.
HIGH YIELD SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Period Acquired  Shares/Par  Security                                  Cost Basis
---------------  ----------  --------                                  ----------
1998                   250   @Track Communications, Inc. (Warrants) -
                               144A                                    $    2,500
1996-1998        3,033,461   Australis Media Ltd. due 2003              2,277,149
2001               500,000   Baytex Energy Ltd. due 2011 - 144A           500,000
2000               500,000   eKabel Hessen GMBH due 2010 - 144A           493,724
1994                   250   Hosiery Corp. of America, Inc. Class A -
                               144A                                         4,230
2001             1,500,000   Insight Communications Co., Inc. due
                               2011 - 144A                                868,532
2001               200,000   Key Energy Services, Inc. due 2008 -
                               144A                                       200,000
2001               500,000   Penn National Gaming, Inc. due 2008 -
                               144A                                       500,000
1997                 2,560   Powertel, Inc. (Warrants) - 144A              18,824
1998                 1,250   Splitrock Service (Warrants) - 144A           15,398
2001               750,000   Stone Container Corp. due 2011 - 144A        768,318
1996                 5,399   Telus Corp. (Warrants) - 144A                 42,075
2001               500,000   Terex Corp. due 2011 - 144A                  504,282

The aggregate value of these securities at June 30, 2001, was $3,945,759, which represents 7.28% of total net assets.

 (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at June 30, 2001, was $6,884,532, which represents 12.71% of total net assets.
 (g) The interest rates disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS SERIES FUND, INC.
ASSET ALLOCATION SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-65.38%
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             AEROSPACE PRODUCT AND PARTS
             MANUFACTURING-1.36%
     61,600  Boeing Co....................................   $  3,432,549   $  3,424,960
     62,100  United Technologies Corp.....................      4,377,187      4,549,446
                                                             ------------   ------------
                                                                7,809,736      7,974,406
                                                             ------------   ------------
             BEVERAGE MANUFACTURING-1.43%
    189,500  Pepsico, Inc.................................      8,418,790      8,375,900
                                                             ------------   ------------
             CHEMICAL MANUFACTURING-BASIC CHEMICAL
             MANUFACTURING-0.93%
    163,512  Dow Chemical Co..............................      5,295,044      5,436,774
                                                             ------------   ------------
             COMPUTER MANUFACTURING-COMMUNICATIONS
             EQUIPMENT-1.78%
    318,800  Cisco Systems, Inc. (a)......................      4,908,337      5,802,160
    125,000  Motorola, Inc................................      1,893,662      2,070,000
    132,000  Tellabs, Inc. (a)............................      5,514,692      2,558,160
                                                             ------------   ------------
                                                               12,316,691     10,430,320
                                                             ------------   ------------
             COMPUTER MANUFACTURING-COMPUTER AND
             PERIPHERAL EQUIPMENT-3.77%
    225,400  Dell Computer Corp. (a)......................      5,783,228      5,894,210
    164,700  EMC Corp. (a)................................      5,230,218      4,784,535
     76,300  International Business Machines Corp.........      7,044,852      8,621,900
     41,200  VERITAS Software Corp. (a)...................      1,886,803      2,741,036
                                                             ------------   ------------
                                                               19,945,101     22,041,681
                                                             ------------   ------------
             COMPUTER MANUFACTURING-SEMICONDUCTOR,
             ELECTRONIC COMPONENT-4.07%
    280,500  Intel Corp...................................      7,133,850      8,204,625
    181,300  Solectron Corp. (a)..........................      3,611,640      3,317,790
    117,800  Texas Instruments, Inc.......................      4,460,361      3,710,700
    157,000  Tyco International Ltd.......................      8,507,986      8,556,500
                                                             ------------   ------------
                                                               23,713,837     23,789,615
                                                             ------------   ------------
             COURIERS-0.72%
    105,100  FedEx Corp. (a)..............................      4,215,252      4,225,020
                                                             ------------   ------------
             ELECTRICAL EQUIPMENT MANUFACTURING-3.09%
    371,000  General Electric Co..........................     17,337,862     18,086,250
                                                             ------------   ------------
             ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
             PROGRAMMING-1.00%
    135,000  Comcast Corp. Special Class A (a)............      6,034,068      5,859,000
                                                             ------------   ------------
             ENTERTAINMENT-MOTION PICTURE AND VIDEO
             INDUSTRIES-0.73%
    242,800  AT&T Corp.-Liberty Media Corp. (a)...........      4,215,374      4,246,572
                                                             ------------   ------------
             ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
             DATABASE PUBLISHERS-0.70%
     62,300  Gannett Co., Inc.............................      3,735,502      4,105,570
                                                             ------------   ------------
             FINANCE-AGENCIES, BROKERAGE AND OTHER
             INSURANCE ACTIVITIES-1.41%
     81,600  Marsh & McLennan Companies, Inc.                   7,474,046      8,241,600
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             FINANCE-DEPOSITORY CREDIT BANKING-6.60%
    104,200  Bank One Corp................................   $  4,007,813   $  3,730,360
    231,900  Citigroup, Inc...............................      9,967,037     12,253,596
     59,400  Dime Bancorp (Warrants) (a)..................             --         16,632
     59,400  Dime Bancorp, Inc............................      1,524,695      2,212,650
    100,500  FleetBoston Financial Corp...................      4,023,950      3,964,725
     77,600  Golden West Financial Corp...................      4,143,692      4,985,024
    162,650  JP Morgan Chase & Co.........................      7,521,595      7,254,190
    183,700  U.S. Bancorp.................................      4,036,804      4,186,523
                                                             ------------   ------------
                                                               35,225,586     38,603,700
                                                             ------------   ------------
             FINANCE-INSURANCE CARRIERS-2.06%
     94,800  American International Group, Inc. (a)             7,288,348      8,152,800
    125,500  Metlife, Inc.................................      2,248,937      3,887,990
                                                             ------------   ------------
                                                                9,537,285     12,040,790
                                                             ------------   ------------
             FINANCE-OTHER FINANCIAL INVESTMENT
             ACTIVITIES-1.50%
     70,600  Franklin Resources, Inc......................      2,986,380      3,231,362
    112,000  State Street Corp............................      5,327,555      5,542,880
                                                             ------------   ------------
                                                                8,313,935      8,774,242
                                                             ------------   ------------
             FINANCE-SECURITIES AND COMMODITY CONTRACTS
             AND BROKERAGE-1.42%
     31,900  Goldman Sachs Group, Inc.....................      2,961,915      2,737,020
     94,300  Merrill Lynch & Co., Inc.....................      5,867,779      5,587,275
                                                             ------------   ------------
                                                                8,829,694      8,324,295
                                                             ------------   ------------
             HEALTH CARE-GENERAL MEDICAL AND SURGICAL
             HOSPITALS-1.43%
     91,100  HCA-The Healthcare Co........................      2,807,004      4,116,809
     82,100  Tenet Healthcare Corp. (a)...................      3,148,214      4,235,539
                                                             ------------   ------------
                                                                5,955,218      8,352,348
                                                             ------------   ------------
             HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
             MANUFACTURING-1.99%
     98,000  Baxter International, Inc. (with rights)           4,201,719      4,802,000
    137,200  Johnson & Johnson............................      6,929,999      6,860,000
                                                             ------------   ------------
                                                               11,131,718     11,662,000
                                                             ------------   ------------
             HEALTH CARE-PHARMACEUTICAL AND MEDICINE
             MANUFACTURING-6.98%
    122,800  Abbott Laboratories..........................      5,543,299      5,895,628
    110,000  American Home Products Corp..................      5,960,405      6,428,400
     79,500  Bristol-Myers Squibb Co......................      4,248,027      4,157,850
    100,600  Merck & Co., Inc.............................      7,939,368      6,429,346
    162,500  Pfizer, Inc. (with rights)...................      6,150,995      6,508,125
    124,000  Pharmacia Corp. (with rights)................      6,952,348      5,697,800
    157,600  Schering-Plough Corp.........................      5,789,126      5,711,424
                                                             ------------   ------------
                                                               42,583,568     40,828,573
                                                             ------------   ------------
             INFORMATION-OTHER INFORMATION SERVICES-2.10%
    231,500  AOL Time Warner, Inc. (a)....................      9,750,446     12,269,500
                                                             ------------   ------------

FORTIS SERIES FUND, INC.
ASSET ALLOCATION SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             INFORMATION-OTHER TELECOMMUNICATIONS-2.48%
        250  @Track Communications, Inc. (Warrants) (a)
               (e)........................................   $      4,547   $        412
    116,700  Qwest Communications International, Inc......      3,617,420      3,719,229
    159,700  SBC Communications, Inc......................      7,207,067      6,397,582
    309,200  WorldCom, Inc.-WorldCom Group (a)                  5,478,085      4,390,640
                                                             ------------   ------------
                                                               16,307,119     14,507,863
                                                             ------------   ------------
             INFORMATION-SOFTWARE PUBLISHERS-4.01%
    246,000  Microsoft Corp. (a)..........................     16,447,669     17,958,000
    289,000  Oracle Corp. (a).............................      4,349,244      5,491,000
                                                             ------------   ------------
                                                               20,796,913     23,449,000
                                                             ------------   ------------
             MACHINERY MANUFACTURING-INDUSTRIAL
             MACHINERY-0.79%
     76,000  Emerson Electric Co..........................      5,687,093      4,598,000
                                                             ------------   ------------
             PAPER (CONVERTED) PRODUCT MANUFACTURING-0.82%
     85,300  Kimberly-Clark Corp..........................      5,485,682      4,768,270
                                                             ------------   ------------
             PAPER, PULP AND PAPERBOARD MILLS-0.67%
    110,500  International Paper Co.......................      4,231,321      3,944,850
                                                             ------------   ------------
             PETROLEUM AND COAL-MINING SUPPORT
             ACTIVITIES-1.18%
    100,000  Baker Hughes, Inc............................      4,127,675      3,350,000
     68,000  Schlumberger Ltd.............................      4,945,811      3,580,200
                                                             ------------   ------------
                                                                9,073,486      6,930,200
                                                             ------------   ------------
             PETROLEUM AND COAL-OIL AND GAS
             EXTRACTION-0.31%
     33,000  Anadarko Petroleum Corp......................      2,229,892      1,782,990
                                                             ------------   ------------
             PETROLEUM AND COAL-PRODUCTS
             MANUFACTURING-2.22%
    148,800  Exxon Mobil Corp.............................     12,136,075     12,997,680
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             PIPELINE-TRANSPORTATION OF NATURAL GAS-0.94%
    105,165  El Paso Corp.................................   $  4,960,868   $  5,525,369
                                                             ------------   ------------
             PRIMARY METAL MANUFACTURING-ALUMINA AND
             ALUMINUM PRODUCTION-0.71%
    105,500  Alcoa, Inc...................................      3,703,836      4,156,700
                                                             ------------   ------------
             PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
             AND RELATED-1.23%
     75,000  Automatic Data Processing, Inc...............      4,173,607      3,727,500
    109,700  i2 Technologies, Inc. (a)....................      1,821,152      2,172,060
     44,000  SunGard Data Systems, Inc. (with
               rights) (a)................................      1,254,136      1,320,440
                                                             ------------   ------------
                                                                7,248,895      7,220,000
                                                             ------------   ------------
             RETAIL-BUILDING MATERIALS AND SUPPLIES
             DEALERS-1.07%
    134,000  Home Depot, Inc..............................      5,730,230      6,237,700
                                                             ------------   ------------
             RETAIL-GROCERY STORES-1.24%
    150,500  Safeway, Inc. (a)............................      8,124,552      7,224,000
                                                             ------------   ------------
             RETAIL-OTHER GENERAL MERCHANDISE STORES-1.36%
    163,100  Wal-Mart Stores, Inc.........................      7,367,451      7,959,280
                                                             ------------   ------------
             UTILITIES-ELECTRIC GENERATION, TRANSMISSION
             AND DISTRIBUTION-1.28%
    114,800  Duke Energy Corp.............................      4,073,360      4,478,348
     93,000  Reliant Energy, Inc..........................      4,144,375      2,995,530
                                                             ------------   ------------
                                                                8,217,735      7,473,878
                                                             ------------   ------------
             TOTAL COMMON STOCKS..........................   $373,139,901   $382,443,936
                                                             ============   ============

ASSET BACKED SECURITIES-2.34%
--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                      Market
      Amount                                                       Rating       Cost (b)       Value (c)
   ------------                                                  -----------  -------------  -------------
                 FINANCE-ACTIVITIES RELATED TO CREDIT
                 BANKING-0.60%
   $ 3,400,000   Citibank Credit Card Issuance Trust, 7.05%,
                   Ser 2000-B1 Class B1 9-15-2005.............   A            $  3,394,865   $  3,524,630
                                                                              ------------   ------------
                 FINANCE-CAPTIVE RETAIL-1.26%
     4,000,000   Citibank Credit Card Master Trust I, 6.90%,
                   Ser 1999-7 Class B 11-15-2006..............   A               3,947,436      4,138,776
     3,000,000   Standard Credit Card Master Trust, 8.45%, Ser
                   1995-1 Class B 1-7-2007....................   A               3,146,542      3,212,247
                                                                              ------------   ------------
                                                                                 7,093,978      7,351,023
                                                                              ------------   ------------
                 FINANCE-COMMERCIAL BANKING-0.38%
       860,000   J.P. Morgan Commercial Mortgage Finance
                   Corp., 7.48%, Variable Rate Ser 1997-C4
                   Class B 12-26-2028                              AA+             866,190        898,108
       248,777   Merrill Lynch Mortgage Investors, Inc.,
                   6.85%, Variable Rate Ser 1995-C2 Class A1
                   6-15-2021..................................   Aaa*              252,261        254,836
     1,000,000   Mortgage Capital Funding, Inc., 7.90%, Ser
                   1996-MC1 Class B 2-15-2006.................   AA+             1,005,916      1,065,139
                                                                              ------------   ------------
                                                                                 2,124,367      2,218,083
                                                                              ------------   ------------

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                      Market
      Amount                                                       Rating       Cost (b)       Value (c)
   ------------                                                  -----------  -------------  -------------
                 FINANCE-HOME IMPROVEMENT-0.09%
   $   500,000   Money Store Home Improvement Trust, 7.41%,
                   Ser 1999-1 Class M1 5-15-2017..............   AA           $    501,822   $    516,332
                                                                              ------------   ------------
                 FINANCE-WHOLE LOAN RESIDENTIAL-0.01%
        81,851   Blackrock Capital Finance L.P., 7.75%, Ser
                   1997-R1 Class A1 3-25-2037 (e).............   Aaa*               82,588         81,927
                                                                              ------------   ------------
                 TOTAL ASSET BACKED SECURITIES................                $ 13,197,620   $ 13,691,995
                                                                              ============   ============

CORPORATE BONDS-INVESTMENT GRADE-16.18%
--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                      Market
      Amount                                                       Rating       Cost (b)       Value (c)
   ------------                                                  -----------  -------------  -------------
                 AEROSPACE PRODUCT AND PARTS
                 MANUFACTURING-0.08%
   $   500,000   Boeing Capital Corp., 6.10%, 3-1-2011........   AA-          $    500,000   $    487,305
                                                                              ------------   ------------
                 BEVERAGE MANUFACTURING-0.61%
       750,000   Anheuser-Busch Companies, Inc., 7.55%,
                   10-1-2030..................................   A+                749,926        814,458
       750,000   Coca-Cola Bottling Co., 6.375%, 5-1-2009.....   BBB               744,981        687,951
       500,000   Coca-Cola Enterprises, Inc., 8.50%,
                   2-1-2022...................................   A                 594,990        573,237
     1,500,000   Pepsi Bottling Group, Inc., 7.00%, Ser B
                   3-1-2029...................................   A-              1,490,055      1,499,982
                                                                              ------------   ------------
                                                                                 3,579,952      3,575,628
                                                                              ------------   ------------
                 COMPUTER MANUFACTURING-NAVIGATIONAL,
                 MEASURING AND CONTROL INSTRUMENTS-0.53%
     1,500,000   Lockheed Martin Corp., 7.65%, 5-1-2016.......   BBB-            1,507,685      1,542,417
       500,000   Northrop Grumman Corp., 7.125%, 2-15-2011
                   (f)........................................   BBB-              498,609        494,095
     1,195,000   Raytheon Co., 7.20%, 8-15-2027...............   BBB-            1,055,314      1,071,865
                                                                              ------------   ------------
                                                                                 3,061,608      3,108,377
                                                                              ------------   ------------
                 COMPUTER MANUFACTURING-SEMICONDUCTOR,
                 ELECTRONIC COMPONENT-0.16%
     1,000,000   Tyco International Group S.A., 6.875%,
                   1-15-2029..................................   A               1,008,751        933,460
                                                                              ------------   ------------
                 ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
                 PROGRAMMING-0.35%
     1,000,000   Comcast Cable Communications, Inc., 8.50%,
                   5-1-2027...................................   BBB             1,139,615      1,075,999
     1,000,000   Cox Communications, Inc., 6.40%, 8-1-2008....   BBB             1,019,827        971,722
                                                                              ------------   ------------
                                                                                 2,159,442      2,047,721
                                                                              ------------   ------------
                 ENTERTAINMENT-MOTION PICTURE AND VIDEO
                 INDUSTRIES-0.41%
       750,000   Clear Channel Communications, Inc., 7.65%,
                   9-15-2010..................................   BBB-              747,598        773,247
     1,500,000   Viacom, Inc., 7.625%, 1-15-2016..............   A-              1,619,734      1,594,741
                                                                              ------------   ------------
                                                                                 2,367,332      2,367,988
                                                                              ------------   ------------
                 ENTERTAINMENT-RADIO AND TELEVISION
                 BROADCASTING-0.11%
       750,000   AT&T Corp.-Liberty Media Corp., 8.25%,
                   2-1-2030...................................   BBB-              744,063        644,890
                                                                              ------------   ------------
                 FINANCE-CAPTIVE AUTO-0.42%
     1,500,000   Ford Motor Co., 6.375%, 2-1-2029.............   A               1,453,339      1,255,276
     1,250,000   General Motors Acceptance Corp., 6.15%,
                   4-5-2007...................................   A               1,246,765      1,220,404
                                                                              ------------   ------------
                                                                                 2,700,104      2,475,680
                                                                              ------------   ------------
                 FINANCE-COMMERCIAL BANKING-1.62%
     1,000,000   BankAmerica Corp., 6.20%, 2-15-2006..........   A                 960,669      1,002,447
     1,000,000   Citigroup, Inc., 6.50%, 1-18-2011............   AA-               997,331        992,552
       750,000   KeyCorp Capital II, 6.875%, 3-17-2029........   BBB               742,219        666,617
     1,500,000   Mellon Financial Co., 6.375%, 2-15-2010......   A               1,505,271      1,476,684
       750,000   National City Corp., 6.875%, 5-15-2019.......   A-                748,752        716,006
     1,500,000   NBD Bancorp, 7.125%, 5-15-2007...............   A-              1,486,461      1,546,333
     1,500,000   St. Paul Bancorp, Inc., 7.125%, 2-15-2004....   BBB             1,496,990      1,531,453
       500,000   State Street Corp., 7.65%, 6-15-2010.........   A+                542,077        534,134

FORTIS SERIES FUND, INC.
ASSET ALLOCATION SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                      Market
      Amount                                                       Rating       Cost (b)       Value (c)
   ------------                                                  -----------  -------------  -------------
   $ 1,000,000   Wells Fargo Bank, N.A., 6.45%, 2-1-2011......   A+           $    996,631   $    983,375
                                                                              ------------   ------------
                                                                                 9,476,401      9,449,601
                                                                              ------------   ------------
                 FINANCE-CONSUMER LENDING-0.70%
     1,000,000   Aristar, Inc., 7.25%, 6-15-2006..............   A-                997,039      1,026,569
     1,500,000   CIT Group, Inc., 7.375%, 3-15-2003...........   A+              1,499,053      1,555,891
       500,000   Heller Financial, Inc., 6.375%, 3-15-2006....   A-                498,532        503,779
     1,000,000   Household Finance Corp., 6.00%, 5-1-2004.....   A                 999,867      1,009,448
                                                                              ------------   ------------
                                                                                 3,994,491      4,095,687
                                                                              ------------   ------------
                 FINANCE-CREDIT CARD ISSUING-0.34%
       500,000   Capital One Bank, 6.875%, 2-1-2006...........   BBB-              498,323        488,104
     1,500,000   Providian National Bank, 6.75%, 3-15-2002....   BBB-            1,499,750      1,524,645
                                                                              ------------   ------------
                                                                                 1,998,073      2,012,749
                                                                              ------------   ------------
                 FINANCE-DEPOSITORY CREDIT BANKING-0.25%
     1,000,000   J.P. Morgan Chase & Co., 6.75%, 2-1-2011.....   A+                995,654      1,001,395
       500,000   Republic New York Capital I, 7.75%,
                   11-15-2026.................................   A-                442,155        480,425
                                                                              ------------   ------------
                                                                                 1,437,809      1,481,820
                                                                              ------------   ------------
                 FINANCE-INSURANCE CARRIERS-0.48%
       500,000   American General Corp., 6.625%, 2-15-2029....   AA-               477,153        467,983
     1,250,000   Prudential Insurance Co., 6.375%, 7-23-2006
                   (e)........................................   A+              1,246,195      1,250,079
     1,000,000   ReliaStar Financial Corp., 8.00%,
                   10-30-2006.................................   A+                997,098      1,073,053
                                                                              ------------   ------------
                                                                                 2,720,446      2,791,115
                                                                              ------------   ------------
                 FINANCE-INTERNATIONAL TRADE FINANCING-0.22%
     1,250,000   BSCH Issuance Ltd., 7.625%, 11-3-2009........   A               1,220,308      1,288,299
                                                                              ------------   ------------
                 FINANCE-SALES FINANCING-0.18%
     1,000,000   Textron Financial Corp., 7.125%, 12-9-2004...   A-                996,345      1,035,849
                                                                              ------------   ------------
                 FINANCE-SECURITIES AND COMMODITY CONTRACTS
                 AND BROKERAGE-1.00%
     1,500,000   Bear Stearns Capital Trust I, 7.00%, Variable
                   Rate Note 1-15-2027........................   BBB             1,499,175      1,510,107
     1,000,000   Goldman Sachs Group, Inc., 6.65%,
                   5-15-2009..................................   A+                998,313        993,578
     1,000,000   Lehman Brothers Holdings, Inc., 7.875%,
                   11-1-2009..................................   A               1,019,556      1,050,474
       750,000   Morgan Stanley Dean Witter & Co., 7.75%,
                   6-15-2005..................................   AA-               756,364        798,809
     1,500,000   Salomon Smith Barney Holdings, Inc., 5.875%,
                   3-15-2006..................................   A               1,495,828      1,490,509
                                                                              ------------   ------------
                                                                                 5,769,236      5,843,477
                                                                              ------------   ------------
                 FOREIGN GOVERNMENTS-1.01%
     1,000,000   British Columbia (Province of), 6.50%, Ser
                   BCUSD-2 1-15-2026..........................   AA-             1,022,671        974,290
     1,000,000   Korea (Republic of), 8.875%, 4-15-2008.......   BBB             1,044,500      1,110,000
     1,500,000   Ontario (Province of), 5.50%, 10-1-2008......   AA              1,493,096      1,450,782
       750,000   Poland (Republic of), 7.125%, 7-1-2004.......   BBB+              748,129        787,500
     1,500,000   Quebec (Province of), 7.50%, 9-15-2029.......   A+              1,497,027      1,588,185
                                                                              ------------   ------------
                                                                                 5,805,423      5,910,757
                                                                              ------------   ------------
                 FOREIGN GOVERNMENTS-AGENCIES-0.09%
       500,000   Korea Development Bank, 7.125%, 4-22-2004....   BBB               497,790        514,977
                                                                              ------------   ------------
                 FOREIGN GOVERNMENTS-SUPRA-NATIONAL-0.64%
       500,000   Corp Andina de Fomento, 7.10%, 2-1-2003......   A                 499,911        509,828
     1,500,000   Inter-American Development Bank, 7.375%,
                   1-15-2010..................................   AAA             1,494,888      1,623,280
     1,500,000   International Bank for Reconstruction &
                   Development, 7.00%, 1-27-2005..............   AAA             1,494,314      1,582,731
                                                                              ------------   ------------
                                                                                 3,489,113      3,715,839
                                                                              ------------   ------------
                 HEALTH CARE-PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING-0.19%
       750,000   Bristol-Myers Squibb Co., 6.80%,
                   11-15-2026.................................   AAA               777,469        753,531
       350,000   Cardinal Health, Inc., 6.75%, 2-15-2011......   A                 349,435        353,772
                                                                              ------------   ------------
                                                                                 1,126,904      1,107,303
                                                                              ------------   ------------

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                      Market
      Amount                                                       Rating       Cost (b)       Value (c)
   ------------                                                  -----------  -------------  -------------
                 INFORMATION-CABLE AND OTHER PROGRAM
                 DISTRIBUTION-0.16%
   $ 1,000,000   Time Warner, Inc., 6.875%, 6-15-2018.........   BBB+         $  1,012,292   $    944,272
                                                                              ------------   ------------
                 INFORMATION-OTHER TELECOMMUNICATIONS-0.34%
       750,000   Telecomunicaciones de Puerto Rico, Inc.,
                   6.65%, 5-15-2006...........................   BBB               749,794        712,689
     1,250,000   WorldCom, Inc., 6.125%, 4-15-2002............   BBB+            1,238,547      1,259,322
                                                                              ------------   ------------
                                                                                 1,988,341      1,972,011
                                                                              ------------   ------------
                 INFORMATION-WIRED TELECOMMUNICATIONS
                 CARRIERS-1.76%
     1,500,000   ALLTEL Corp., 6.80%, 5-1-2029................   A               1,490,895      1,337,292
     1,750,000   AT&T Corp., 6.00%, 3-15-2009.................   A               1,746,620      1,635,900
       750,000   Deutsche Telekom International Financial,
                   8.25%, 6-15-2030...........................   A-                748,297        771,207
       750,000   France Telecom, 7.75%, 3-1-2011 (f)..........   A-                748,574        764,202
       500,000   GTE Corp., 7.51%, 4-1-2009...................   A+                496,986        520,489
       500,000   Koninklijke KPN N.V., 8.375%, 10-1-2030......   BBB+              485,970        459,921
       500,000   Sprint Capital Corp., 6.875%, 11-15-2028.....   BBB+              408,609        424,550
       500,000   Sprint Capital Corp., 7.625%, 1-30-2011......   BBB+              496,880        496,110
     1,250,000   Telefonica Europe BV, 7.35%, 9-15-2005.......   A+              1,249,577      1,300,260
     1,500,000   US West Communications, 7.20%, 11-1-2004.....   BBB+            1,499,451      1,553,459
       500,000   Verizon Global Funding Corp., 7.25%,
                   12-1-2010 (f)..............................   A+                528,092        507,510
       500,000   Verizon Global Funding Corp., 7.75%,
                   12-1-2030 (f)..............................   A+                537,636        514,264
                                                                              ------------   ------------
                                                                                10,437,587     10,285,164
                                                                              ------------   ------------
                 INFORMATION-WIRELESS TELECOMMUNICATIONS
                 CARRIERS-0.53%
     1,250,000   AirTouch Communications, Inc., 6.65%,
                   5-1-2008...................................   A               1,267,072      1,244,870
       500,000   AT&T Wireless Services, Inc., 8.75%, 3-1-2031
                   (f)........................................   BBB               499,566        519,463
     1,250,000   Vodafone Group plc, 7.875%, Ser B
                   2-15-2030..................................   A               1,341,173      1,314,150
                                                                              ------------   ------------
                                                                                 3,107,811      3,078,483
                                                                              ------------   ------------
                 MANUFACTURING-MOTOR VEHICLE-0.31%
     1,000,000   DaimlerChrysler N.A. Holding Corp., 7.40%,
                   1-20-2005..................................   A-                999,447      1,038,907
       750,000   DaimlerChrysler N.A. Holding Corp., 7.75%,
                   1-18-2011..................................   A-                745,325        771,764
                                                                              ------------   ------------
                                                                                 1,744,772      1,810,671
                                                                              ------------   ------------
                 MANUFACTURING-MOTOR VEHICLE PARTS-0.21%
     1,250,000   TRW, Inc., 6.50%, 6-1-2002...................   BBB             1,245,570      1,255,865
                                                                              ------------   ------------
                 MANUFACTURING-SOAP, CLEANING COMPOUND,
                 TOILET-0.13%
       750,000   Proctor & Gamble Co., 6.875%, 9-15-2009......   AA                753,012        778,385
                                                                              ------------   ------------
                 PETROLEUM AND COAL-NATURAL GAS
                 DISTRIBUTION-0.11%
       700,000   Williams Companies, Inc., 7.50%, 1-15-2031
                   (f)........................................   BBB-              704,901        656,128
                                                                              ------------   ------------
                 PETROLEUM AND COAL-OIL AND GAS
                 EXTRACTION-0.16%
     1,000,000   Conoco, Inc., 6.95%, 4-15-2029...............   A-                935,126        961,440
                                                                              ------------   ------------
                 PETROLEUM AND COAL-PRODUCTS
                 MANUFACTURING-0.39%
       750,000   Petroleum Geo-Services ASA, 7.125%,
                   3-30-2028..................................   BBB-              747,902        613,889
     1,000,000   Texaco Capital, Inc., 8.625%, 6-30-2010......   A+              1,093,171      1,130,182
       500,000   Valero Energy Corp., 8.375%, 6-15-2005.......   BBB-              535,040        535,620
                                                                              ------------   ------------
                                                                                 2,376,113      2,279,691
                                                                              ------------   ------------
                 PIPELINE-TRANSPORTATION OF NATURAL GAS-0.56%
     1,000,000   CMS Panhandle Holding Co., 7.00%,
                   7-15-2029..................................   BBB-              991,653        830,296
       500,000   El Paso Energy Corp., 8.05%, 10-15-2030......   BBB               547,122        502,750
       500,000   Enron Corp., 7.375%, 5-15-2019...............   BBB+              513,166        497,028
       750,000   Tennessee Gas Pipeline Co., 7.50%,
                   4-1-2017...................................   BBB+              739,313        731,818
       750,000   TransCanada Pipelines Ltd., 6.49%,
                   1-21-2009..................................   A-                754,372        738,629
                                                                              ------------   ------------
                                                                                 3,545,626      3,300,521
                                                                              ------------   ------------
                 RECREATION-GAMBLING INDUSTRIES-0.23%
     1,250,000   Park Place Entertainment Corp., 8.50%,
                   11-15-2006.................................   BBB-            1,239,975      1,314,964
                                                                              ------------   ------------

FORTIS SERIES FUND, INC.
ASSET ALLOCATION SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

CORPORATE BONDS-INVESTMENT GRADE-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                      Market
      Amount                                                       Rating       Cost (b)       Value (c)
   ------------                                                  -----------  -------------  -------------
                 RETAIL-DEPARTMENT STORES-0.12%
   $   750,000   Federated Department Stores, Inc., 6.30%,
                   4-1-2009...................................   BBB+         $    748,313   $    718,946
                                                                              ------------   ------------
                 RETAIL-GROCERY STORES-0.08%
       500,000   Safeway, Inc., 7.25%, 2-1-2031...............   BBB               498,730        491,528
                                                                              ------------   ------------
                 RETAIL-OTHER GENERAL MERCHANDISE STORES-0.13%
       750,000   Wal-Mart Stores, Inc., 6.875%, 8-1-2002......   AA                749,824        768,582
                                                                              ------------   ------------
                 TRANSPORTATION-RAIL-0.35%
     1,500,000   CSX Corp., 7.90%, 5-1-2017...................   BBB             1,477,355      1,581,848
       500,000   Norfolk Southern Corp., 6.75%, 2-15-2011.....   BBB               498,868        490,854
                                                                              ------------   ------------
                                                                                 1,976,223      2,072,702
                                                                              ------------   ------------
                 UTILITIES-ELECTRIC GENERATION, TRANSMISSION
                 AND DISTRIBUTION-0.92%
     1,000,000   Alabama Power Co., 7.125%, Ser L 10-1-2007...   A                 997,065      1,027,828
       500,000   Dominion Fiber Ventures LLC, 7.05%, 3-15-2005
                   (f)........................................   BBB               500,000        502,731
     1,000,000   Duke Energy Corp., 6.00%, Ser A 12-1-2028....   A+                976,889        851,131
     1,500,000   Madison Gas & Electric Co., 6.02%,
                   9-15-2008..................................   AA-             1,500,000      1,429,950
       567,073   Niagara Mohawk Power Co., 7.625%,
                   10-1-2005..................................   BBB-              557,546        584,069
     1,000,000   TXU Electric Capital V, 8.175%, 1-30-2037....   BBB-            1,000,000        983,991
                                                                              ------------   ------------
                                                                                 5,531,500      5,379,700
                                                                              ------------   ------------
                 WASTE MANAGEMENT, ADMINISTRATIVE-WASTE
                 COLLECTION-0.09%
       500,000   Waste Management, Inc., 7.375%, 8-1-2010.....   BBB               498,024        501,860
                                                                              ------------   ------------
                 WHOLESALERS-GROCERY AND RELATED
                 PRODUCTS-0.12%
       750,000   Sysco Corp., 6.50%, 8-1-2028.................   AA-               753,643        702,577
                                                                              ------------   ------------
                 WHOLESALERS-LUMBER AND OTHER CONSTRUCTION
                 MATERIALS-0.09%
       500,000   Abitibi Consolidated, Inc., 8.85%,
                   8-1-2030...................................   BBB-              533,183        515,127
                                                                              ------------   ------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                $ 95,034,157   $ 94,677,139
                                                                              ============   ============

U.S. GOVERNMENT SECURITIES-13.41%
--------------------------------------------------------------------------------

    Principal                                                                     Market
      Amount                                                      Cost (b)       Value (c)
   ------------                                                 -------------  -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION-1.15%
                 MORTGAGE BACKED SECURITIES:
   $   711,020   6.30% 2008...................................  $    711,724   $    717,161
        16,261   9.00% 2021...................................        16,226         17,420
                                                                ------------   ------------
                                                                     727,950        734,581
                                                                ------------   ------------
                 NOTES:
     5,500,000   7.25% 2030...................................     5,754,396      5,970,096
                                                                ------------   ------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................     6,482,346      6,704,677
                                                                ------------   ------------
                 GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION-5.62%
                 MORTGAGE BACKED SECURITIES:
    10,798,926   6.50% 2031...................................    10,670,730     10,690,396
    17,204,124   7.00% 2028-2031..............................    17,302,873     17,365,585
     3,131,569   7.50% 2023-2031..............................     3,101,976      3,223,876
       364,964   8.00% 2030...................................       378,418        378,395
     1,051,739   9.00% 2022-2023..............................     1,085,921      1,133,960
        62,480   9.50% 2020...................................        62,324         68,749
                                                                ------------   ------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................    32,602,242     32,860,961
                                                                ------------   ------------

--------------------------------------------------------------------------------

    Principal                                                                     Market
      Amount                                                      Cost (b)       Value (c)
   ------------                                                 -------------  -------------
                 U.S. TREASURY SECURITIES-6.64%
                 BONDS:
   $ 2,750,000   10.375% 2012.................................  $  3,253,171   $  3,481,973
                                                                ------------   ------------
                 NOTES:
    18,000,000   4.625% 2003-2006.............................    17,988,064     17,956,230
    10,000,000   5.625% 2006..................................    10,454,059     10,269,460
     6,000,000   5.75% 2002...................................     6,137,447      6,132,360
     1,000,000   6.00% 2009...................................       977,750      1,039,932
                                                                ------------   ------------
                                                                  35,557,320     35,397,982
                                                                ------------   ------------
                 TOTAL U.S. TREASURY SECURITIES...............    38,810,491     38,879,955
                                                                ------------   ------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............    77,895,079     78,445,593
                                                                ============   ============
                 TOTAL LONG-TERM INVESTMENTS..................  $559,266,757   $569,258,663
                                                                ============   ============

SHORT-TERM INVESTMENTS-1.43%
--------------------------------------------------------------------------------

    Principal                                                      Market
      Amount                                                      Value (c)
   ------------                                                 -------------
                 FINANCE-DEPOSITORY CREDIT BANKING-1.43%
   $ 8,373,427   U.S. Bank N.A. Money Market Variable Rate
                   Time Deposit, Current rate -- 3.86%........  $  8,373,427
                                                                ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $567,640,184) (b)..........................  $577,632,090
                                                                ============

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $567,706,039 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 34,025,346
Unrealized depreciation.....................................   (24,099,295)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $  9,926,051
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.68% of net assets as of June 30, 2001.
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio management as illiquid securities:

Date Acquired    Shares/Par  Security                                  Cost Basis
-------------    ----------  --------                                  ----------
1997                   250   @Track Communications, Inc. (Warrants)    $    4,547
1997                81,851   Blackrock Capital Finance L.P. due 2037
                               - 144A                                      82,588
1998             1,250,000   Prudential Insurance Co. due 2006 - 144A   1,246,195

The aggregate value of these securities at June 30, 2001, was $1,332,418, which represents .23% of total net assets.

 (f) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at June 30, 2001, was $3,958,393, which represents .68% of total net assets.
  * Moody's Rating

FORTIS SERIES FUND, INC.
AMERICAN LEADERS SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-93.46%
--------------------------------------------------------------------------------

                                                                              Market
    Shares                                                     Cost (b)     Value (c)
   ---------                                                 ------------  ------------
              AEROSPACE PRODUCT AND PARTS
              MANUFACTURING-2.38%
      2,900   Boeing Co....................................  $   153,439   $   161,240
      1,900   General Dynamics Corp........................      132,634       147,839
                                                             -----------   -----------
                                                                 286,073       309,079
                                                             -----------   -----------
              APPAREL MANUFACTURING-CUT AND SEW
              APPAREL-0.97%
      2,500   Liz Claiborne, Inc...........................      115,175       126,125
                                                             -----------   -----------
              BEVERAGE MANUFACTURING-1.17%
      3,700   Anheuser-Busch Companies, Inc................      144,164       152,440
                                                             -----------   -----------
              CHEMICAL MANUFACTURING-BASIC CHEMICAL
              MANUFACTURING-0.46%
      1,300   Air Products and Chemicals, Inc..............       49,115        59,475
                                                             -----------   -----------
              COMPUTER MANUFACTURING-COMMUNICATIONS
              EQUIPMENT-1.24%
      9,500   Lucent Technologies, Inc.....................      173,877        58,900
      6,200   Motorola, Inc................................      141,617       102,672
                                                             -----------   -----------
                                                                 315,494       161,572
                                                             -----------   -----------
              COMPUTER MANUFACTURING-COMPUTER AND
              PERIPHERAL EQUIPMENT-4.44%
      6,000   Compaq Computer Corp.........................      141,706        92,940
      2,900   Hewlett-Packard Co...........................       80,447        82,940
      1,700   International Business Machines Corp.........      190,640       192,100
      2,000   Lexmark International, Inc. (a)..............      150,749       134,500
      1,114   VERITAS Software Corp. (a)...................       99,472        74,114
                                                             -----------   -----------
                                                                 663,014       576,594
                                                             -----------   -----------
              COMPUTER MANUFACTURING-SEMICONDUCTOR,
              ELECTRONIC COMPONENT-2.58%
      1,000   Micron Technology, Inc. (a)..................       56,720        41,100
      5,400   Tyco International Ltd.......................      272,824       294,300
                                                             -----------   -----------
                                                                 329,544       335,400
                                                             -----------   -----------
              CONTRACTORS-OTHER SPECIAL TRADE-0.64%
      1,500   Textron, Inc.................................       81,496        82,560
                                                             -----------   -----------
              ELECTRICAL EQUIPMENT MANUFACTURING-COMPONENT
              OTHER-0.92%
      4,531   Koninklijke (Royal) Phillips Electronics N.V.
                NY Shares..................................      175,634       119,754
                                                             -----------   -----------
              ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
              PROGRAMMING-0.85%
      4,700   Charter Communications, Inc. Class A (a)            87,952       109,745
                                                             -----------   -----------
              ENTERTAINMENT-DATA PROCESSING, HOSTING AND
              RELATED SERVICES-1.88%
      3,800   First Data Corp..............................      201,857       244,150
                                                             -----------   -----------
              ENTERTAINMENT-MOTION PICTURE AND VIDEO
              INDUSTRIES-0.68%
      1,719   Viacom, Inc. Class B (a).....................       98,734        88,958
                                                             -----------   -----------
              FARMING-OTHER CORPS-1.71%
      7,700   UST, Inc.....................................      170,392       222,222
                                                             -----------   -----------

                                                                              Market
    Shares                                                     Cost (b)     Value (c)
   ---------                                                 ------------  ------------
              FINANCE-AGENCIES, BROKERAGE AND OTHER
              INSURANCE ACTIVITIES-1.09%
      1,400   Marsh & McLennan Companies, Inc..............  $   147,919   $   141,400
                                                             -----------   -----------
              FINANCE-DEPOSITORY CREDIT BANKING-8.06%
      3,700   Bank of America Corp.........................      193,603       222,111
      5,000   First Union Corp.............................      164,568       174,700
      3,250   JP Morgan Chase & Co.........................      159,500       144,950
      3,600   PNC Financial Services Group.................      217,802       236,844
      7,150   Washington Mutual, Inc.......................      195,040       268,483
                                                             -----------   -----------
                                                                 930,513     1,047,088
                                                             -----------   -----------
              FINANCE-INSURANCE CARRIERS-11.91%
      6,000   Allstate Corp................................      203,925       263,940
      1,500   CIGNA Corp...................................      142,397       143,730
      9,600   Conseco, Inc.................................       97,840       131,040
      3,600   Lincoln National Corp........................      143,408       186,300
      4,800   Loews Corp...................................      206,485       309,264
      4,200   MBIA, Inc....................................      181,876       233,856
      5,000   Oxford Health Plans, Inc. (a)................      129,335       143,000
      2,200   UnitedHealth Group, Inc......................       89,534       135,850
                                                             -----------   -----------
                                                               1,194,800     1,546,980
                                                             -----------   -----------
              FINANCE-NONDEPOSITORY CREDIT BANKING-0.74%
      2,100   Countrywide Credit Industries, Inc...........       81,743        96,348
                                                             -----------   -----------
              FINANCE-SECURITIES AND COMMODITY CONTRACTS
              AND BROKERAGE-1.54%
      3,400   Bear Stearns Companies, Inc..................      171,350       200,498
                                                             -----------   -----------
              FOOD MANUFACTURING-BAKERIES AND
              TORTILLA-0.99%
      6,800   Sara Lee Corp................................      132,577       128,792
                                                             -----------   -----------
              HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
              MANUFACTURING-1.36%
      3,600   Baxter International, Inc. (with rights).....      134,654       176,400
                                                             -----------   -----------
              HEALTH CARE-OUTPATIENT CARE CENTERS-2.04%
     16,600   HealthSouth Corp. (a)........................      173,017       265,102
                                                             -----------   -----------
              HEALTH CARE-PHARMACEUTICAL AND MEDICINE
              MANUFACTURING-4.41%
      3,800   Abbott Laboratories..........................      163,918       182,438
      2,900   Bristol-Myers Squibb Co......................      170,656       151,670
      3,300   Pharmacia Corp. (with rights)................      171,555       151,635
      2,400   Schering-Plough Corp.........................      104,527        86,976
                                                             -----------   -----------
                                                                 610,656       572,719
                                                             -----------   -----------
              INFORMATION-OTHER TELECOMMUNICATIONS-2.56%
      4,100   SBC Communications, Inc......................      182,599       164,246
        900   Telephone & Data Systems, Inc................       89,771        97,875
      5,000   WorldCom, Inc. -- WorldCom Group (a).........      123,240        71,000
                                                             -----------   -----------
                                                                 395,610       333,121
                                                             -----------   -----------
              INFORMATION-SOFTWARE PUBLISHERS-0.69%
      2,500   Computer Associates International, Inc.......      101,134        90,000
                                                             -----------   -----------

--------------------------------------------------------------------------------

                                                                              Market
    Shares                                                     Cost (b)     Value (c)
   ---------                                                 ------------  ------------
              INFORMATION-WIRED TELECOMMUNICATIONS
              CARRIERS-2.69%
      3,000   AT&T Corp....................................  $    80,667   $    66,000
      5,286   Verizon Communications, Inc..................      276,208       282,801
                                                             -----------   -----------
                                                                 356,875       348,801
                                                             -----------   -----------
              MACHINERY MANUFACTURING-AGRICULTURE,
              CONSTRUCTION AND MINING-0.73%
      2,300   Ingersoll-Rand Co............................      104,197        94,760
                                                             -----------   -----------
              MANUFACTURING-MOTOR VEHICLE-1.57%
      5,072   Ford Motor Co................................      142,844       124,518
      1,226   General Motors Corp..........................       87,929        78,893
                                                             -----------   -----------
                                                                 230,773       203,411
                                                             -----------   -----------
              MANUFACTURING-MOTOR VEHICLE PARTS-0.54%
      1,700   TRW, Inc.....................................       71,904        69,700
                                                             -----------   -----------
              OTHER SERVICES-PERSONAL SERVICES-1.81%
     12,032   Cendant Corp. (a)............................      173,877       234,624
                                                             -----------   -----------
              PAPER (CONVERTED) PRODUCT MANUFACTURING-1.78%
      1,900   Kimberly-Clark Corp..........................      115,903       106,210
      1,100   Minnesota Mining and Manufacturing Co.             109,852       125,510
                                                             -----------   -----------
                                                                 225,755       231,720
                                                             -----------   -----------
              PETROLEUM AND COAL-MINING SUPPORT
              ACTIVITIES-0.92%
      3,600   Diamond Offshore Drilling, Inc...............      140,821       118,980
                                                             -----------   -----------
              PETROLEUM AND COAL-NATURAL GAS
              DISTRIBUTION-0.76%
      3,000   Williams Companies, Inc......................      110,256        98,850
                                                             -----------   -----------
              PETROLEUM AND COAL-PRODUCTS
              MANUFACTURING-7.06%
      3,500   BP Amoco plc ADR.............................      181,944       174,475
      1,700   Chevron Corp.................................      145,750       153,850
      2,300   Exxon Mobil Corp.............................      189,539       200,905
      1,800   Sunoco, Inc..................................       54,684        65,934
      1,200   Ultramar Diamond Shamrock Corp...............       37,664        56,700
      2,500   Unocal Corp..................................       96,697        85,375
      6,100   USX-Marathon Group (with rights).............      172,798       180,011
                                                             -----------   -----------
                                                                 879,076       917,250
                                                             -----------   -----------
              PIPELINE-TRANSPORTATION OF NATURAL GAS-0.95%
      2,345   El Paso Corp.................................      141,941       123,206
                                                             -----------   -----------

                                                                              Market
    Shares                                                     Cost (b)     Value (c)
   ---------                                                 ------------  ------------
              PRIMARY METAL MANUFACTURING-PRODUCT FROM
              PURCHASED STEEL-0.94%
      2,500   Nucor Corp...................................  $   105,909   $   122,225
                                                             -----------   -----------
              PROFESSIONAL SERVICES-ACCOUNTING, TAX
              PREPARATION AND PAYROLL-2.04%
      4,100   H & R Block, Inc.............................      180,409       264,655
                                                             -----------   -----------
              PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
              AND RELATED-2.80%
      1,600   Computer Sciences Corp. (a)..................      101,644        55,360
      3,200   Electronic Data Systems Corp.................      196,360       200,000
      5,300   Novell, Inc. (a).............................       62,232        30,157
        600   Sun Microsystems, Inc. (a)...................       11,149         9,432
      4,700   Unisys Corp. (a).............................       87,591        69,137
                                                             -----------   -----------
                                                                 458,976       364,086
                                                             -----------   -----------
              PROFESSIONAL SERVICES-SPECIALIZED
              DESIGN-0.50%
      4,700   Avaya, Inc. (a)..............................       70,064        64,390
                                                             -----------   -----------
              PUBLIC-ADMINISTRATION OF ENVIRONMENTAL
              QUALITY PROGRAMS-1.23%
      5,200   Waste Management, Inc........................      114,026       160,264
                                                             -----------   -----------
              RETAIL-BUILDING MATERIALS AND SUPPLIES
              DEALERS-1.73%
      3,100   Lowe's Companies, Inc........................      163,044       224,905
                                                             -----------   -----------
              RETAIL-DEPARTMENT STORES-0.95%
      2,900   Federated Department Stores, Inc. (a)........      107,634       123,250
                                                             -----------   -----------
              RETAIL-OTHER GENERAL MERCHANDISE STORES-2.13%
     13,900   Kmart Corp. (a)..............................      122,317       159,433
      2,400   Wal-Mart Stores, Inc.........................      129,001       117,120
                                                             -----------   -----------
                                                                 251,318       276,553
                                                             -----------   -----------
              RETAIL-SPORTING GOODS, HOBBY AND MUSICAL
              INSTRUMENT STORES-1.75%
      9,200   Toys 'R' Us, Inc. (a)........................      179,800       227,700
                                                             -----------   -----------
              TOBACCO MANUFACTURING-1.80%
      4,600   Philip Morris Companies, Inc.................      162,069       233,450
                                                             -----------   -----------
              UTILITIES-ELECTRIC GENERATION, TRANSMISSION
              AND DISTRIBUTION-3.47%
      7,000   Edison International.........................      117,428        78,050
      4,700   Entergy Corp.................................      152,750       180,433
      3,200   FPL Group, Inc...............................      176,812       192,672
                                                             -----------   -----------
                                                                 446,990       451,155
                                                             -----------   -----------
              TOTAL COMMON STOCKS..........................  $11,468,331   $12,140,457
                                                             ===========   ===========

PREFERRED STOCKS-3.58%
--------------------------------------------------------------------------------

                                                                              Market
    Shares                                                     Cost (b)     Value (c)
   ---------                                                 ------------  ------------
              ENTERTAINMENT-MOTION PICTURE AND VIDEO
              INDUSTRIES-1.55%
      6,200   News Corp. Ltd.(The) Preferred ADR...........  $   229,000   $   200,880
                                                             -----------   -----------
              FINANCE-INSURANCE CARRIERS-0.97%
      1,300   Metropolitan Life Insurance, Conv. Preferred
                8.00% 5-15-2003............................       95,034       126,425
                                                             -----------   -----------

FORTIS SERIES FUND, INC.
AMERICAN LEADERS SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

PREFERRED STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                              Market
    Shares                                                     Cost (b)     Value (c)
   ---------                                                 ------------  ------------
              TRANSPORTATION-RAIL-1.06%
      2,900   Union Pacific Corp., Conv. Preferred 6.25%
                4-1-2028...................................  $   128,175   $   137,388
                                                             -----------   -----------
              TOTAL PREFERRED STOCKS.......................  $   452,209   $   464,693
                                                             ===========   ===========

CORPORATE BONDS-NON-INVESTMENT GRADE-0.47%
--------------------------------------------------------------------------------

                                                               Standard
   Principal                                                   & Poor's                     Market
    Amount                                                      Rating       Cost (b)     Value (c)
   ---------                                                  -----------  ------------  ------------
              ENTERTAINMENT-RADIO AND TELEVISION
              BROADCASTING-0.47%
   $ 50,000   Charter Communications, 5.75%, 10-15-2005
                (e)........................................   B+           $    50,000   $    61,438
                                                                           -----------   -----------
              TOTAL LONG-TERM INVESTMENTS..................                $11,970,540   $12,666,588
                                                                           ===========   ===========

SHORT-TERM INVESTMENTS-5.64%
--------------------------------------------------------------------------------

   Principal                                                    Market
    Amount                                                    Value (c)
   ---------                                                 ------------
              FINANCE-DEPOSITORY CREDIT BANKING-5.64%
   $732,138   U.S. Bank N.A. Money Market Variable Rate
                Time Deposit, Current rate -- 3.86%........  $   732,138
                                                             -----------
              TOTAL INVESTMENTS IN SECURITIES (COST:
                $12,702,678) (b)...........................  $13,398,726
                                                             ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $12,752,749 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  1,616,138
Unrealized depreciation.....................................      (970,161)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $    645,977
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.08% of total net assets as of June 30, 2001.
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other accredited investors. These investments have been identified by portfolio management as illiquid securities;

Period Acquired  Shares/Par  Security                                  Cost Basis
---------------  ----------  --------                                  ----------
2000                50,000   Charter Communications, due 2005 - 144A    $ 50,000

The aggregate value of these securities at June 30, 2001, was $61,438, which represents .47% of total net assets.

FORTIS SERIES FUND, INC.
VALUE SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-97.04%
--------------------------------------------------------------------------------

                                                                                Market
    Shares                                                      Cost (b)      Value (c)
   ---------                                                  ------------   ------------
              APPAREL MANUFACTURING-CUT AND SEW
              APPAREL-1.03%
      32,300  Jones Apparel Group, Inc. (a)................   $  1,188,299   $  1,395,360
                                                              ------------   ------------
              CHEMICAL MANUFACTURING-BASIC CHEMICAL
              MANUFACTURING-3.95%
      25,800  Air Products and Chemicals, Inc..............        979,311      1,180,350
      27,500  Du Pont (E.I.) de Nemours & Co...............      1,144,478      1,326,600
      85,800  Rohm & Haas Co...............................      2,665,496      2,822,820
                                                              ------------   ------------
                                                                 4,789,285      5,329,770
                                                              ------------   ------------
              COMPUTER MANUFACTURING-COMPUTER AND
              PERIPHERAL EQUIPMENT-4.85%
      36,600  International Business Machines Corp.........      3,435,617      4,135,800
      22,500  Lexmark International, Inc. (a)..............      1,069,889      1,513,125
      89,300  Quantum Corp. (a)............................      1,044,691        901,037
                                                              ------------   ------------
                                                                 5,550,197      6,549,962
                                                              ------------   ------------
              COMPUTER MANUFACTURING-NAVIGATIONAL,
              MEASURING AND CONTROL INSTRUMENTS-1.35%
      25,900  Eaton Corp...................................      1,763,619      1,815,590
                                                              ------------   ------------
              COMPUTER MANUFACTURING-SEMICONDUCTOR,
              ELECTRONIC COMPONENT-3.25%
      85,100  Arrow Electronics, Inc.......................      1,829,928      2,067,079
      55,400  Cirrus Logic, Inc. (a).......................      1,198,171      1,275,862
      99,000  General Semiconductor, Inc...................      1,027,666      1,035,540
                                                              ------------   ------------
                                                                 4,055,765      4,378,481
                                                              ------------   ------------
              CONSTRUCTION-OTHER HEAVY CONSTRUCTION-0.99%
      52,800  Granite Construction, Inc....................      1,174,189      1,342,176
                                                              ------------   ------------
              CONSTRUCTION-RESIDENTIAL
              BUILDING-1.41%
      48,300  Toll Brothers, Inc. (a)......................      1,695,325      1,898,673
                                                              ------------   ------------
              ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
              PROGRAMMING-5.72%
     188,300  Adelphia Communications Corp.
                Class A (a)................................      6,626,611      7,720,300
                                                              ------------   ------------
              ENTERTAINMENT-MOTION PICTURE AND VIDEO
              INDUSTRIES-1.24%
     192,800  UnitedGlobalCom, Inc. Class A (a)............      1,816,738      1,667,720
                                                              ------------   ------------
              ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
              DATABASE PUBLISHERS-0.92%
      18,900  Gannett Co., Inc.............................      1,150,028      1,245,510
                                                              ------------   ------------
              FINANCE-DEPOSITORY CREDIT BANKING-16.18%
     126,600  Citigroup, Inc...............................      4,094,051      6,689,544
      73,700  Dime Bancorp, Inc............................      2,367,442      2,745,325
      17,700  Golden West Financial Corp...................      1,105,571      1,137,048
     121,000  U.S. Bancorp.................................      2,747,969      2,757,590
      52,100  UnionBanCal Corp.............................      1,473,748      1,755,770
     107,000  Washington Mutual, Inc.......................      3,694,628      4,017,850

                                                                                Market
    Shares                                                      Cost (b)      Value (c)
   ---------                                                  ------------   ------------
      83,000  Webster Financial Corp.......................   $  2,325,240   $  2,720,740
                                                              ------------   ------------
                                                                17,808,649     21,823,867
                                                              ------------   ------------
              FINANCE-INSURANCE CARRIERS-7.05%
      43,600  ACE Ltd. ADR.................................      1,521,542      1,704,324
      29,000  CIGNA Corp...................................      3,004,036      2,778,780
      58,100  Oxford Health Plans, Inc. (a)................      1,741,203      1,661,660
      45,400  RenaissanceRe Holdings Ltd...................      3,190,054      3,364,140
                                                              ------------   ------------
                                                                 9,456,835      9,508,904
                                                              ------------   ------------
              FINANCE-NONDEPOSITORY CREDIT BANKING-1.30%
      52,000  Metris Companies, Inc........................      1,058,086      1,752,920
                                                              ------------   ------------
              FINANCE-OTHER INVESTMENT POOLS AND
              FUNDS-3.41%
      93,300  Equity Office Properties Trust...............      2,592,589      2,951,079
      55,700  Liberty Property Trust.......................      1,574,466      1,648,720
                                                              ------------   ------------
                                                                 4,167,055      4,599,799
                                                              ------------   ------------
              HEALTH CARE-OUTPATIENT CARE CENTERS-1.27%
      98,600  Health Net, Inc. (a).........................      1,957,562      1,715,640
                                                              ------------   ------------
              HEALTH CARE-PHARMACEUTICAL AND MEDICINE
              MANUFACTURING-3.03%
      89,100  Pharmacia Corp. (with rights)................      4,403,705      4,094,145
                                                              ------------   ------------
              INFORMATION-CABLE AND OTHER PROGRAM
              DISTRIBUTION-1.11%
      85,000  Mediacom Communications Corp. (a)............      1,293,700      1,501,100
                                                              ------------   ------------
              INFORMATION-OTHER TELECOMMUNICATIONS-5.16%
      73,200  Proxim, Inc. (a).............................        665,754      1,032,120
     417,700  WorldCom, Inc.-WorldCom Group (a)............      7,152,948      5,931,340
                                                              ------------   ------------
                                                                 7,818,702      6,963,460
                                                              ------------   ------------
              INFORMATION-TELECOMMUNICATIONS
              RESELLERS-3.74%
   1,098,600  McLeodUSA, Inc. Class A (a)..................      5,097,306      5,042,574
                                                              ------------   ------------
              INFORMATION-WIRED TELECOMMUNICATIONS
              CARRIERS-0.90%
      55,200  AT&T Corp....................................      1,484,646      1,214,400
                                                              ------------   ------------
              INFORMATION-WIRELESS TELECOMMUNICATIONS
              CARRIERS-0.18%
      15,508  WorldCom, Inc.-MCI Group (a).................        271,594        249,679
                                                              ------------   ------------
              MACHINERY MANUFACTURING-INDUSTRIAL
              MACHINERY-1.21%
     110,700  Axcelis Technologies, Inc. (a)...............      1,140,180      1,638,360
                                                              ------------   ------------
              MANAGEMENT, SCIENTIFIC AND TECH CONSULTING
              SERVICES-1.02%
      89,700  KPMG Consulting, Inc. (a)....................      1,023,439      1,376,895
                                                              ------------   ------------
              NONMETALLIC MANUFACTURING-CEMENT AND CONCRETE
              PRODUCT-1.13%
      45,700  Lafarge Corp.................................      1,453,081      1,531,407
                                                              ------------   ------------

FORTIS SERIES FUND, INC.
VALUE SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                Market
    Shares                                                      Cost (b)      Value (c)
   ---------                                                  ------------   ------------
              PAPER (CONVERTED) PRODUCT MANUFACTURING-1.26%
     221,900  Abitibi-Consolidated, Inc....................   $  1,871,026   $  1,697,535
                                                              ------------   ------------
              PAPER, PULP AND PAPERBOARD MILLS-1.29%
     112,100  Packaging Corporation of America (a).........      1,531,297      1,740,913
                                                              ------------   ------------
              PETROLEUM AND COAL-OIL AND GAS
              EXTRACTION-4.34%
      40,500  Anadarko Petroleum Corp......................      2,341,360      2,188,215
      50,500  Cabot Oil & Gas Corp.........................      1,455,538      1,232,200
      46,300  Devon Energy Corp............................      2,459,707      2,430,750
                                                              ------------   ------------
                                                                 6,256,605      5,851,165
                                                              ------------   ------------
              PETROLEUM AND COAL-PRODUCTS
              MANUFACTURING-0.95%
      14,700  Exxon Mobil Corp.............................      1,158,216      1,284,045
                                                              ------------   ------------
              PRIMARY METAL MANUFACTURING-ALUMINA AND
              ALUMINUM PRODUCTION-4.42%
     151,200  Alcoa, Inc...................................      5,419,705      5,957,280
                                                              ------------   ------------
              PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
              AND RELATED-1.15%
     105,100  Unisys Corp. (a).............................      1,336,624      1,546,021
                                                              ------------   ------------

                                                                                Market
    Shares                                                      Cost (b)      Value (c)
   ---------                                                  ------------   ------------
              RETAIL-CLOTHING STORES-4.84%
      92,400  Ross Stores, Inc.............................   $  1,789,202   $  2,212,980
     135,400  TJX Companies, Inc...........................      4,060,687      4,315,198
                                                              ------------   ------------
                                                                 5,849,889      6,528,178
                                                              ------------   ------------
              TRANSIT-URBAN TRANSIT SYSTEMS-1.07%
      35,500  Canadian National Railway Co.................      1,304,192      1,437,750
                                                              ------------   ------------
              TRANSPORTATION-AIR SCHEDULED-2.44%
       5,300  America West Holdings Corp. (a)..............         53,257         52,841
      65,900  Continental Airlines, Inc. Class B (a).......      2,748,821      3,245,575
                                                              ------------   ------------
                                                                 2,802,078      3,298,416
                                                              ------------   ------------
              WASTE MANAGEMENT, ADMINSTRATIVE-WASTE
              TREATMENT AND DISPOSAL-1.27%
      86,400  Republic Services, Inc. (a)..................      1,576,041      1,715,040
                                                              ------------   ------------
              WHOLESALERS-PETROLEUM AND PETROLEUM
              PRODUCTS-1.93%
     100,000  Petroleo Brasileiro S.A......................      2,372,321      2,600,000
                                                              ------------   ------------
              WHOLESALERS-PROFESSIONAL AND COMMERCIAL
              EQUIPMENT-0.68%
     277,600  SONICblue, Inc. (a)..........................      1,021,314        916,080
                                                              ------------   ------------
              TOTAL COMMON STOCKS..........................   $120,743,904   $130,929,115
                                                              ============   ============

SHORT-TERM INVESTMENTS-2.92%
--------------------------------------------------------------------------------

   Principal                                                      Market
     Amount                                                     Value (c)
   ----------                                                  ------------
               FINANCE-CONSUMER LENDING-2.22%
   $3,000,000  Bear Stearns Corp. Master Variable Note,
                 Current rate -- 4.08%......................   $  3,000,000
                                                               ------------
               FINANCE-DEPOSITORY CREDIT BANKING-0.70%
     938,956   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 3.86%........        938,956
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................      3,938,956
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $124,682,860) (B)..........................   $134,868,071
                                                               ============

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $124,816,327 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $14,512,373
Unrealized depreciation.....................................   (4,460,629)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $10,051,744
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 8.01% of total net assets as of June 30, 2001.

FORTIS SERIES FUND, INC.
CAPITAL OPPORTUNITIES SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-86.93%
--------------------------------------------------------------------------------

                                                                                Market
     Shares                                                      Cost (b)      Value (c)
   -----------                                                  -----------   -----------
                ACCOMMODATION AND FOOD SERVICE-
                TRAVELER-0.39%
        1,800   Harrah's Entertainment, Inc. (a).............   $    52,549   $    63,540
          700   Starwood Hotels & Resorts Worldwide, Inc.....        24,695        26,096
                                                                -----------   -----------
                                                                     77,244        89,636
                                                                -----------   -----------
                AEROSPACE PRODUCT AND PARTS
                MANUFACTURING-1.72%
        1,750   Boeing Co....................................       101,309        97,300
        4,090   United Technologies Corp.....................       274,739       299,633
                                                                -----------   -----------
                                                                    376,048       396,933
                                                                -----------   -----------
                COMPUTER MANUFACTURING-COMMUNICATIONS
                EQUIPMENT-2.82%
        3,150   Cisco Systems, Inc. (a)......................        64,513        57,330
          200   Comverse Technology, Inc. (a)................        11,424        11,524
        3,260   Extreme Networks, Inc. (a)...................       106,879        96,170
        6,620   General Motors Corp. Class H-Hughes
                  Electronics Corp. (a)......................       161,831       134,055
        8,900   Motorola, Inc................................       143,232       147,384
        5,740   Nokia Oyj Corp. ADR..........................       150,236       126,510
        1,350   QUALCOMM, Inc. (a)...........................        78,390        78,948
        3,750   Winstar Communications, Inc. (a).............       101,008           191
                                                                -----------   -----------
                                                                    817,513       652,112
                                                                -----------   -----------
                COMPUTER MANUFACTURING-COMPUTER AND
                PERIPHERAL EQUIPMENT-3.66%
       14,040   Compaq Computer Corp.........................       311,450       217,480
        5,730   Dell Computer Corp. (a)......................       130,643       149,839
        7,490   EMC Corp. (a)................................       388,556       217,584
        1,400   Emulex Corp. (a).............................        45,648        56,560
        3,078   VERITAS Software Corp. (a)...................       254,561       204,779
                                                                -----------   -----------
                                                                  1,130,858       846,242
                                                                -----------   -----------
                COMPUTER MANUFACTURING-NAVIGATIONAL,
                MEASURING AND CONTROL INSTRUMENTS-1.38%
        9,730   Applied Biosystems Group-Applera Corp.              506,714       260,277
        2,200   Tektronix, Inc. (a)..........................        55,879        59,730
                                                                -----------   -----------
                                                                    562,593       320,007
                                                                -----------   -----------
                COMPUTER MANUFACTURING-SEMICONDUCTOR,
                ELECTRONIC COMPONENT-10.55%
        2,500   Analog Devices, Inc. (a).....................       108,226       108,125
       21,100   Atmel Corp. (a)..............................       263,963       284,639
        1,000   Celestica, Inc. (a)..........................        43,747        51,500
        1,800   Cypress Semiconductor Corp. (a)..............        34,401        42,930
        5,100   Fairchild Semiconductor Corp.
                  Class A (a)................................       119,548       117,300
       12,210   Flextronics International Ltd. (a)...........       360,677       318,803
        5,270   Intel Corp...................................       212,015       154,147
        6,300   LSI Logic Corp. (a)..........................       130,934       118,440
        4,300   Micron Technology, Inc. (a)..................       173,428       176,730
        2,850   QLogic Corp. (a).............................       147,701       183,682
        3,910   Sanmina Corp. (with rights) (a)..............       139,848        91,533
        2,280   Texas Instruments, Inc.......................        68,902        71,820
       13,200   Tyco International Ltd.......................       669,071       719,400
                                                                -----------   -----------
                                                                  2,472,461     2,439,049
                                                                -----------   -----------

                                                                                Market
     Shares                                                      Cost (b)      Value (c)
   -----------                                                  -----------   -----------
                COURIERS-0.63%
        2,900   FedEx Corp. (a)..............................   $   119,991   $   116,580
          500   United Parcel Service, Inc. Class B..........        28,192        28,900
                                                                -----------   -----------
                                                                    148,183       145,480
                                                                -----------   -----------
                ELECTRICAL EQUIPMENT MANUFACTURING - 0.37%
        1,770   General Electric Co..........................        73,922        86,287
                                                                -----------   -----------
                ELECTRICAL EQUIPMENT MANUFACTURING-COMPONENT
                OTHER-0.07%
        7,620   Metromedia Fiber Network, Inc.
                  Class A (a)................................       152,113        15,545
                                                                -----------   -----------
                ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
                PROGRAMMING-2.44%
        2,880   Adelphia Communications Corp.
                  Class A (a)................................       124,349       118,080
       10,850   Charter Communications, Inc. Class A (a).....       230,700       253,347
        4,450   Comcast Corp. Special Class A (a)............       163,641       193,130
                                                                -----------   -----------
                                                                    518,690       564,557
                                                                -----------   -----------
                ENTERTAINMENT-DATA PROCESSING, HOSTING AND
                RELATED SERVICES-0.40%
        1,430   Fiserv, Inc. (a).............................        66,160        91,491
                                                                -----------   -----------
                ENTERTAINMENT-MOTION PICTURE AND VIDEO
                INDUSTRIES-3.53%
        4,120   Clear Channel Communications, Inc. (a).......       219,018       258,324
        4,490   Fox Entertainment Group, Inc.
                  Class A (a)................................        98,603       125,271
        8,372   Viacom, Inc. Class B (a).....................       445,762       433,251
                                                                -----------   -----------
                                                                    763,383       816,846
                                                                -----------   -----------
                FINANCE-DEPOSITORY CREDIT BANKING-6.19%
        2,100   Bank of America Corp.........................        97,958       126,063
        8,046   Citigroup, Inc...............................       368,258       425,151
        1,100   Comerica, Inc................................        59,464        63,360
        8,020   FleetBoston Financial Corp...................       303,377       316,389
        7,530   JP Morgan Chase & Co.........................       357,403       335,838
        7,213   U.S. Bancorp.................................       147,000       164,384
                                                                -----------   -----------
                                                                  1,333,460     1,431,185
                                                                -----------   -----------
                FINANCE-INSURANCE CARRIERS-5.34%
        2,980   ACE Ltd......................................       109,322       116,488
        6,090   Aflac, Inc...................................       191,282       191,774
        2,870   American International Group, Inc. (a).......       233,244       246,820
        3,320   CIGNA Corp...................................       355,017       318,122
          600   Metlife, Inc.................................        18,587        18,588
        1,200   SAFECO Corp..................................        35,086        35,400
        2,400   St. Paul Companies, Inc......................       112,442       121,656
        5,740   UnumProvident Corp...........................       146,537       184,369
                                                                -----------   -----------
                                                                  1,201,517     1,233,217
                                                                -----------   -----------
                FINANCE-NONDEPOSITORY CREDIT BANKING-2.91%
        1,800   Capital One Financial Corp...................       114,458       108,000
        5,190   Freddie Mac..................................       254,661       363,300
        3,400   Providian Financial Corp.....................       167,500       201,280
                                                                -----------   -----------
                                                                    536,619       672,580
                                                                -----------   -----------

FORTIS SERIES FUND, INC.
CAPITAL OPPORTUNITIES SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                Market
     Shares                                                      Cost (b)      Value (c)
   -----------                                                  -----------   -----------
                FINANCE-REAL ESTATE INVESTMENT TRUST-0.10%
        3,700   Pinnacle Holdings, Inc. (a)..................   $    96,773   $    22,237
                                                                -----------   -----------
                FINANCE-SECURITIES AND COMMODITY CONTRACTS
                AND BROKERAGE-1.95%
          430   Goldman Sachs Group, Inc.....................        41,021        36,894
        4,200   Merrill Lynch & Co., Inc.....................       269,616       248,850
        2,550   Morgan Stanley Dean Witter & Co..............       179,378       163,787
                                                                -----------   -----------
                                                                    490,015       449,531
                                                                -----------   -----------
                HEALTH CARE-ELECTROMEDICAL
                MANUFACTURING-1.28%
        6,400   Guidant Corp. (a)............................       238,469       230,400
        2,390   Waters Corp. (a).............................        99,756        65,988
                                                                -----------   -----------
                                                                    338,225       296,388
                                                                -----------   -----------
                HEALTH CARE-HEALTH AND PERSONAL CARE
                STORES-0.25%
        1,490   CVS Corp.....................................        73,134        57,514
                                                                -----------   -----------
                HEALTH CARE-PHARMACEUTICAL AND MEDICINE
                MANUFACTURING-5.74%
        4,670   American Home Products Corp..................       266,609       272,915
        3,990   Bristol-Myers Squibb Co......................       245,015       208,677
        3,850   Lilly (Eli) & Co.............................       291,500       284,900
        6,320   Novartis AG..................................       270,793       228,715
        5,550   Pfizer, Inc. (with rights)...................       232,835       222,278
        2,380   Pharmacia Corp. (with rights)................       128,240       109,361
                                                                -----------   -----------
                                                                  1,434,992     1,326,846
                                                                -----------   -----------
                INFORMATION-OTHER INFORMATION SERVICES-0.18%
          800   AOL Time Warner, Inc. (a)....................        39,865        42,400
                                                                -----------   -----------
                INFORMATION-OTHER TELECOMMUNICATIONS-3.72%
        7,000   AT&T Wireless Services, Inc. (a).............       112,915       114,450
        5,150   Completel Europe N.V. (a)....................        51,180        12,818
        6,742   NTL, Inc. (a)................................       222,532        81,241
        7,860   Qwest Communications International, Inc.            302,629       250,498
       12,220   Sprint Corp. (PCS Group) (a).................       348,271       295,113
        3,280   Tekelec (a)..................................        94,267        88,888
        5,725   Williams Communications Group, Inc. (a)......        62,355        16,889
                                                                -----------   -----------
                                                                  1,194,149       859,897
                                                                -----------   -----------
                INFORMATION-SOFTWARE PUBLISHERS-2.34%
        4,740   Microsoft Corp. (a)..........................       279,804       346,020
        6,190   Oracle Corp. (a).............................       142,204       117,610
        2,720   Rational Software Corp. (a)..................       104,742        76,296
                                                                -----------   -----------
                                                                    526,750       539,926
                                                                -----------   -----------
                INFORMATION-TELECOMMUNICATIONS
                RESELLERS-0.08%
        1,550   McLeodUSA, Inc. Class A (a)..................        21,471         7,115
        5,360   Song Networks Holding AB (a).................        49,807        11,128
                                                                -----------   -----------
                                                                     71,278        18,243
                                                                -----------   -----------

                                                                                Market
     Shares                                                      Cost (b)      Value (c)
   -----------                                                  -----------   -----------
                INFORMATION-TELECOMMUNICATIONS
                SATELLITE-1.21%
        8,630   EchoStar Communications Corp.
                  Class A (a)................................   $   303,361   $   279,785
                                                                -----------   -----------
                INFORMATION-WIRED TELECOMMUNICATIONS
                CARRIERS-0.90%
       20,090   Global Crossing Ltd. (a).....................       439,491       173,578
       18,500   XO Communications, Inc. Class A (a)..........       391,163        35,520
                                                                -----------   -----------
                                                                    830,654       209,098
                                                                -----------   -----------
                INFORMATION-WIRELESS TELECOMMUNICATIONS
                CARRIERS-2.99%
       38,500   China Mobile (Hong Kong) Ltd. (a)............       234,830       203,362
        1,640   China Mobile (Hong Kong) Ltd. ADR (a)........        47,760        43,936
        4,880   Libertel N.V. (a)............................        72,189        43,173
        4,950   Nextel Partners, Inc. Class A (a)............       109,097        76,824
       18,545   Partner Communications Co. Ltd. ADR (a)......       116,328        88,645
       98,038   Vodafone Group plc...........................       366,370       217,162
          759   Vodafone Group plc ADR.......................        20,943        16,964
                                                                -----------   -----------
                                                                    967,517       690,066
                                                                -----------   -----------
                MACHINERY MANUFACTURING-AGRICULTURE,
                CONSTRUCTION AND MINING-0.61%
        3,710   Deere & Co...................................       145,490       140,424
                                                                -----------   -----------
                MACHINERY MANUFACTURING-INDUSTRIAL
                MACHINERY-0.24%
          400   Lam Research Corp. (a).......................        10,767        11,860
        1,300   Teradyne, Inc. (a)...........................        45,356        43,030
                                                                -----------   -----------
                                                                     56,123        54,890
                                                                -----------   -----------
                MANAGEMENT, SCIENTIFIC AND TECH CONSULTING
                SERVICES-0.69%
       10,620   Allegiance Telecom, Inc. (a).................       349,376       159,194
                                                                -----------   -----------
                PAPER (CONVERTED) PRODUCT MANUFACTURING-0.33%
        4,700   Smurfit-Stone Container Corp. (a)............        67,894        76,140
                                                                -----------   -----------
                PAPER, PULP AND PAPERBOARD MILLS - 0.90%
        4,560   Aracruz Celulose S.A. ADR....................        75,518        85,272
       67,500   Jefferson Smurfit Group Plc..................       125,502       123,412
                                                                -----------   -----------
                                                                    201,020       208,684
                                                                -----------   -----------
                PETROLEUM AND COAL- MINING SUPPORT
                ACTIVITIES-6.67%
        1,700   Cooper Cameron Corp. (a).....................        99,591        94,860
       13,240   Global Marine, Inc. (a)......................       356,025       246,661
       21,590   Grant Prideco, Inc. (a)......................       415,254       377,609
        5,220   Noble Drilling Corp. (a).....................       212,168       170,955
        9,490   Santa Fe International Corp..................       304,669       275,210
        5,850   Transocean Sedco Forex, Inc..................       269,194       241,313
        2,810   Weatherford International, Inc. (a)..........       127,122       134,880
                                                                -----------   -----------
                                                                  1,784,023     1,541,488
                                                                -----------   -----------
                PETROLEUM AND COAL-NATURAL GAS
                DISTRIBUTION-1.65%
        4,410   Enron Corp...................................       273,318       216,090
        4,990   Williams Companies, Inc......................       188,434       164,421
                                                                -----------   -----------
                                                                    461,752       380,511
                                                                -----------   -----------

--------------------------------------------------------------------------------

                                                                                Market
     Shares                                                      Cost (b)      Value (c)
   -----------                                                  -----------   -----------
                PETROLEUM AND COAL-OIL AND GAS
                EXTRACTION-1.16%
        3,300   Apache Corp..................................   $   195,581   $   167,475
        1,900   Devon Energy Corp............................       107,299        99,750
                                                                -----------   -----------
                                                                    302,880       267,225
                                                                -----------   -----------
                PIPELINE-TRANSPORTATION OF NATURAL GAS-1.90%
        3,490   Dynegy, Inc. Class A.........................       158,816       162,285
        5,273   El Paso Corp.................................       310,421       277,043
                                                                -----------   -----------
                                                                    469,237       439,328
                                                                -----------   -----------
                PROFESSIONAL SERVICES-ADVERTISING AND RELATED
                SERVICES-0.48%
        2,530   Lamar Advertising Co. (a)....................       105,370       111,320
                                                                -----------   -----------
                PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
                AND RELATED-2.60%
        8,570   Cabletron Systems, Inc. (a)..................       176,050       195,825
        2,000   Check Point Software Technologies
                  Ltd. (a)...................................       101,896       101,140
        2,040   i2 Technologies, Inc. (a)....................        81,303        40,392
        3,420   JNI Corp. (a)................................       159,641        47,880
       13,700   Sun Microsystems, Inc. (a)...................       230,171       215,364
                                                                -----------   -----------
                                                                    749,061       600,601
                                                                -----------   -----------
                RETAIL-BUILDING MATERIALS AND SUPPLIES
                DEALERS-0.36%
        1,800   Home Depot, Inc..............................        89,695        83,790
                                                                -----------   -----------

                                                                                Market
     Shares                                                      Cost (b)      Value (c)
   -----------                                                  -----------   -----------
                RETAIL-CLOTHING STORES-0.60%
        4,760   Gap, Inc.....................................   $   125,731   $   138,040
                                                                -----------   -----------
                RETAIL-GROCERY STORES-2.02%
        7,340   Kroger Co. (a)...............................       159,214       183,500
        5,880   Safeway, Inc. (a)............................       292,266       282,240
                                                                -----------   -----------
                                                                    451,480       465,740
                                                                -----------   -----------
                RETAIL-OTHER GENERAL MERCHANDISE STORES-0.92%
        2,900   Costco Wholesale Corp. (a)...................        99,471       119,132
        1,930   Wal-Mart Stores, Inc.........................        91,676        94,184
                                                                -----------   -----------
                                                                    191,147       213,316
                                                                -----------   -----------
                UTILITIES-ELECTRIC GENERATION, TRANSMISSION
                AND DISTRIBUTION-2.42%
        5,230   AES Corp. (a)................................       261,161       225,152
        8,840   Calpine Corp. (a)............................       355,725       334,152
                                                                -----------   -----------
                                                                    616,886       559,304
                                                                -----------   -----------
                WHOLESALERS-ELECTRICAL GOODS-0.24%
        2,660   American Tower Corp. Class A (a).............        79,570        54,982
                                                                -----------   -----------
                TOTAL COMMON STOCKS..........................   $22,844,212   $20,088,075
                                                                ===========   ===========

SHORT-TERM INVESTMENTS-13.34%
--------------------------------------------------------------------------------

    Principal                                                     Market
     Amount                                                      Value (c)
   -----------                                                  -----------
                FINANCE-DEPOSITORY CREDIT BANKING-9.88%
   $2,284,259   U.S. Bank N.A. Money Market Variable Rate
                  Time Deposit, Current rate -- 3.86%........   $ 2,284,259
                                                                -----------
                FINANCE-OTHER INVESTMENT POOLS AND
                FUNDS-3.46%
      799,231   First American Prime Obligation Fund, Current
                  rate -- 3.72%..............................       799,231
                                                                -----------
                TOTAL SHORT-TERM INVESTMENTS.................     3,083,490
                                                                -----------
                TOTAL INVESTMENTS IN SECURITIES (COST:
                  $25,927,702)(b)............................   $23,171,565
                                                                ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $26,411,554 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $   883,764
Unrealized depreciation.....................................   (4,123,753)
-------------------------------------------------------------------------
Net unrealized depreciation.................................  $(3,239,989)
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 11.61% of total net assets as of June 30, 2001.

FORTIS SERIES FUND, INC.
GROWTH & INCOME SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-98.48%
--------------------------------------------------------------------------------

                                                                                  Market
     Shares                                                       Cost (b)      Value (c)
   -----------                                                  ------------   ------------
                AEROSPACE PRODUCT AND PARTS
                MANUFACTURING-1.90%
       67,600   United Technologies Corp.....................   $  4,955,475   $  4,952,376
                                                                ------------   ------------
                BEVERAGE MANUFACTURING-2.32%
       31,300   Pepsi Bottling Group, Inc....................      1,149,484      1,255,130
      108,800   Pepsico, Inc.................................      4,763,286      4,808,960
                                                                ------------   ------------
                                                                   5,912,770      6,064,090
                                                                ------------   ------------
                CHEMICAL MANUFACTURING-BASIC CHEMICAL
                MANUFACTURING-1.16%
       62,600   Du Pont (E.I.) de Nemours & Co...............      2,741,235      3,019,824
                                                                ------------   ------------
                COMPUTER MANUFACTURING-COMMUNICATIONS
                EQUIPMENT-2.07%
      195,500   Cisco Systems, Inc. (a)......................      2,735,925      3,558,100
       51,200   Motorola, Inc................................        821,699        847,872
       17,000   QUALCOMM, Inc. (a)...........................        749,305        994,160
                                                                ------------   ------------
                                                                   4,306,929      5,400,132
                                                                ------------   ------------
                COMPUTER MANUFACTURING-COMPUTER AND
                PERIPHERAL EQUIPMENT-3.83%
       63,400   Dell Computer Corp. (a)......................      1,589,435      1,657,910
       48,000   Hewlett-Packard Co...........................      1,283,189      1,372,800
       33,700   International Business Machines Corp.........      3,471,463      3,808,100
       38,100   Lexmark International, Inc. (a)..............      1,984,314      2,562,225
       43,600   Network Appliance, Inc. (a)..................        584,864        597,320
                                                                ------------   ------------
                                                                   8,913,265      9,998,355
                                                                ------------   ------------
                COMPUTER MANUFACTURING-NAVIGATIONAL,
                MEASURING AND CONTROL INSTRUMENTS-0.41%
       49,000   Thermo Electron Corp. (a)....................      1,261,659      1,078,980
                                                                ------------   ------------
                COMPUTER MANUFACTURING-SEMICONDUCTOR,
                ELECTRONIC COMPONENT-4.50%
      113,900   Intel Corp...................................      2,660,733      3,331,575
       83,400   Solectron Corp. (a)..........................      1,650,479      1,526,220
       19,100   Texas Instruments, Inc.......................        983,104        601,650
      115,400   Tyco International Ltd.......................      6,361,232      6,289,300
                                                                ------------   ------------
                                                                  11,655,548     11,748,745
                                                                ------------   ------------
                ELECTRICAL EQUIPMENT MANUFACTURING-3.36%
      179,600   General Electric Co..........................      8,043,888      8,755,500
                                                                ------------   ------------
                ELECTRICAL EQUIPMENT MANUFACTURING-COMPONENT
                OTHER-0.13%
        9,200   CIENA Corp. (a)..............................        324,058        349,600
                                                                ------------   ------------
                ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
                PROGRAMMING-0.53%
       34,000   Adelphia Communications Corp.
                  Class A (a)................................      1,391,253      1,394,000
                                                                ------------   ------------
                ENTERTAINMENT-DATA PROCESSING, HOSTING AND
                RELATED SERVICES-1.21%
       49,200   First Data Corp..............................      2,989,595      3,161,100
                                                                ------------   ------------
                ENTERTAINMENT-MOTION PICTURE AND VIDEO
                INDUSTRIES-1.14%
      170,600   AT&T Corp.-Liberty Media Corp. (a)...........      2,093,692      2,983,794
                                                                ------------   ------------

                                                                                  Market
     Shares                                                       Cost (b)      Value (c)
   -----------                                                  ------------   ------------
                ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
                DATABASE PUBLISHERS-1.58%
       37,700   Gannett Co., Inc.............................   $  2,296,106   $  2,484,430
       27,700   Knight-Ridder, Inc...........................      1,483,865      1,642,610
                                                                ------------   ------------
                                                                   3,779,971      4,127,040
                                                                ------------   ------------
                FINANCE-DEPOSITORY CREDIT BANKING-11.51%
      192,000   Citigroup, Inc...............................      8,128,849     10,145,280
      137,460   JP Morgan Chase & Co.........................      5,667,203      6,130,716
      149,200   Pacific Century Financial Corp...............      2,994,019      3,847,868
      139,600   U.S. Bancorp.................................      3,080,015      3,181,484
       81,800   UnionBanCal Corp.............................      2,331,519      2,756,660
      105,850   Washington Mutual, Inc.......................      3,624,227      3,974,667
                                                                ------------   ------------
                                                                  25,825,832     30,036,675
                                                                ------------   ------------
                FINANCE-INSURANCE CARRIERS-4.59%
       63,200   Ambac Financial Group, Inc...................      3,769,290      3,678,240
       46,000   American General Corp........................      1,803,232      2,136,700
       53,600   American International Group, Inc. (a)             2,910,204      4,609,600
       16,300   CIGNA Corp...................................      1,714,837      1,561,866
                                                                ------------   ------------
                                                                  10,197,563     11,986,406
                                                                ------------   ------------
                FINANCE-NONDEPOSITORY CREDIT BANKING-1.14%
       34,800   Fannie Mae...................................      2,742,418      2,963,220
                                                                ------------   ------------
                FINANCE-SECURITIES AND COMMODITY CONTRACTS
                AND BROKERAGE-1.26%
       55,300   Merrill Lynch & Co., Inc.....................      3,436,254      3,276,525
                                                                ------------   ------------
                FOOTWEAR MANUFACTURING-0.53%
       33,100   Nike, Inc. Class B...........................      1,322,638      1,389,869
                                                                ------------   ------------
                FREIGHT TRUCKING-GENERAL-0.49%
       43,100   USFreightways Corp...........................      1,271,722      1,271,450
                                                                ------------   ------------
                HEALTH CARE-DRUGS & DRUGGISTS SUNDRIES
                WHOLESALERS-0.71%
       49,800   McKesson HBOC, Inc...........................      1,286,674      1,848,576
                                                                ------------   ------------
                HEALTH CARE-GENERAL MEDICAL AND SURGICAL
                HOSPITALS-1.20%
       60,600   Tenet Healthcare Corp. (a)...................      2,434,241      3,126,354
                                                                ------------   ------------
                HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
                MANUFACTURING-2.55%
       65,000   Becton Dickinson & Co........................      2,314,413      2,326,350
       86,400   Johnson & Johnson............................      3,806,374      4,320,000
                                                                ------------   ------------
                                                                   6,120,787      6,646,350
                                                                ------------   ------------
                HEALTH CARE-PHARMACEUTICAL AND MEDICINE
                MANUFACTURING-8.52%
       76,500   Abbott Laboratories..........................      3,568,366      3,672,765
       48,200   American Home Products Corp..................      2,272,947      2,816,808
       17,900   Forest Laboratories, Inc. (a)................      1,093,128      1,270,900
       54,000   Genzyme Corp.-General Division (a)...........      2,340,065      3,294,000
       16,200   Lilly (Eli) & Co.............................      1,216,872      1,198,800
       55,500   Merck & Co., Inc.............................      4,382,063      3,547,005
       55,900   Pfizer, Inc. (with rights)...................      2,035,316      2,238,795
       91,100   Pharmacia Corp. (with rights)................      3,567,349      4,186,045
                                                                ------------   ------------
                                                                  20,476,106     22,225,118
                                                                ------------   ------------

--------------------------------------------------------------------------------

                                                                                  Market
     Shares                                                       Cost (b)      Value (c)
   -----------                                                  ------------   ------------
                HEALTH CARE-SCIENTIFIC RESEARCH AND
                DEVELOPMENT SERVICES-0.82%
      120,000   Immunex Corp. (a)............................   $  1,793,144   $  2,130,000
                                                                ------------   ------------
                INFORMATION-OTHER INFORMATION SERVICES-1.80%
       88,600   AOL Time Warner, Inc. (a)....................      3,179,661      4,695,800
                                                                ------------   ------------
                INFORMATION-OTHER TELECOMMUNICATIONS-3.14%
      102,200   Qwest Communications International, Inc......      3,145,145      3,257,114
       56,600   Sonus Networks, Inc. (a).....................        794,581      1,322,176
       31,600   Tekelec (a)..................................        586,271        856,360
      194,200   WorldCom, Inc.-WorldCom Group................      3,304,637      2,757,640
                                                                ------------   ------------
                                                                   7,830,634      8,193,290
                                                                ------------   ------------
                INFORMATION-SOFTWARE PUBLISHERS-7.07%
       40,200   Intuit, Inc. (a).............................      1,346,599      1,607,598
      170,300   Microsoft Corp. (a)..........................     10,307,233     12,431,900
       83,200   Oracle Corp. (a).............................      1,181,920      1,580,800
       53,600   Rational Software Corp. (a)..................        793,066      1,503,480
       21,900   VeriSign, Inc. (a)...........................        680,227      1,314,219
                                                                ------------   ------------
                                                                  14,309,045     18,437,997
                                                                ------------   ------------
                INFORMATION-WIRED TELECOMMUNICATIONS
                CARRIERS-2.46%
      120,100   Verizon Communications, Inc..................      5,866,356      6,425,350
                                                                ------------   ------------
                MACHINERY MANUFACTURING-INDUSTRIAL
                MACHINERY-0.43%
       34,200   Teradyne, Inc. (a)...........................        930,611      1,132,020
                                                                ------------   ------------
                MANUFACTURING-SOAP, CLEANING COMPOUND,
                TOILET-0.99%
       40,400   Procter & Gamble Co..........................      2,453,724      2,577,520
                                                                ------------   ------------
                MINING-METAL ORE-0.46%
      118,800   Freeport-McMoran Copper & Gold, Inc.
                  Class A (a)................................      1,464,610      1,191,564
                                                                ------------   ------------
                PAPER (CONVERTED) PRODUCT MANUFACTURING-0.67%
       31,500   Kimberly-Clark Corp..........................      2,094,503      1,760,850
                                                                ------------   ------------
                PAPER, PULP AND PAPERBOARD MILLS-0.41%
       24,000   Bowater, Inc.................................      1,160,027      1,073,760
                                                                ------------   ------------
                PETROLEUM AND COAL-MINING SUPPORT
                ACTIVITIES-0.88%
       41,700   Helmerich & Payne, Inc.......................      1,893,590      1,292,283
       45,000   Rowan Companies, Inc. (a)....................      1,175,993        994,500
                                                                ------------   ------------
                                                                   3,069,583      2,286,783
                                                                ------------   ------------
                PETROLEUM AND COAL-PRODUCTS
                MANUFACTURING-6.06%
       28,400   Chevron Corp.................................      2,513,208      2,570,200
       48,000   Conoco, Inc. Class B.........................      1,343,755      1,387,200
      109,600   Exxon Mobil Corp.............................      8,680,864      9,573,560
       22,800   Royal Dutch Petroleum Co. NY Shares                1,392,585      1,328,556
       14,300   Texaco, Inc..................................        943,191        952,380
                                                                ------------   ------------
                                                                  14,873,603     15,811,896
                                                                ------------   ------------

                                                                                  Market
     Shares                                                       Cost (b)      Value (c)
   -----------                                                  ------------   ------------
                PIPELINE-TRANSPORTATION OF NATURAL GAS-0.72%
       35,605   El Paso Corp.................................   $  2,048,856   $  1,870,687
                                                                ------------   ------------
                PRIMARY METAL MANUFACTURING-ALUMINA AND
                ALUMINUM PRODUCTION-0.32%
       21,300   Alcoa, Inc...................................        761,348        839,220
                                                                ------------   ------------
                PRIMARY METAL MANUFACTURING-NONFERROUS METAL
                (EXCEPT ALUMINUM)-0.46%
       46,400   Engelhard Corp...............................      1,209,822      1,196,656
                                                                ------------   ------------
                PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
                AND RELATED-0.67%
       73,000   Exodus Communications, Inc. (a)..............        481,236        150,380
       80,500   i2 Technologies, Inc. (a)....................      1,450,210      1,593,900
                                                                ------------   ------------
                                                                   1,931,446      1,744,280
                                                                ------------   ------------
                RETAIL-BUILDING MATERIALS AND SUPPLIES
                DEALERS-1.79%
       55,400   Home Depot, Inc..............................      2,362,422      2,578,870
       28,800   Lowe's Companies, Inc........................      2,074,087      2,089,440
                                                                ------------   ------------
                                                                   4,436,509      4,668,310
                                                                ------------   ------------
                RETAIL-GROCERY STORES-1.76%
       55,000   Kroger Co. (a)...............................      1,339,582      1,375,000
       66,900   Safeway, Inc. (a)............................      3,671,724      3,211,200
                                                                ------------   ------------
                                                                   5,011,306      4,586,200
                                                                ------------   ------------
                RETAIL-HOME FURNISHINGS STORES-1.01%
       84,900   Bed Bath & Beyond, Inc. (a)..................      2,170,239      2,648,880
                                                                ------------   ------------
                RETAIL-OFFICE SUPPLIES, STATIONERY AND GIFT
                STORES-1.10%
      178,900   Staples, Inc. (a)............................      2,667,023      2,860,611
                                                                ------------   ------------
                RETAIL-OTHER GENERAL MERCHANDISE STORES-2.13%
      125,900   Dollar General Corp..........................      2,543,869      2,455,050
       63,400   Wal-Mart Stores, Inc.........................      3,468,272      3,093,920
                                                                ------------   ------------
                                                                   6,012,141      5,548,970
                                                                ------------   ------------
                TOBACCO MANUFACTURING-2.68%
      101,400   Philip Morris Companies, Inc.................      3,763,126      5,146,050
       33,800   R.J. Reynolds Tobacco Holdings, Inc.               1,869,688      1,845,480
                                                                ------------   ------------
                                                                   5,632,814      6,991,530
                                                                ------------   ------------
                TRANSPORTATION-AIR SCHEDULED-0.91%
       54,000   Delta Air Lines, Inc.........................      2,326,210      2,380,320
                                                                ------------   ------------
                UTILITIES-ELECTRIC GENERATION, TRANSMISSION
                AND DISTRIBUTION-3.10%
       57,300   Calpine Corp. (a)............................      3,012,981      2,165,940
       40,800   Constellation Energy Group, Inc..............      1,809,776      1,738,080
       65,300   Exelon Corp..................................      4,379,867      4,187,036
                                                                ------------   ------------
                                                                   9,202,624      8,091,056
                                                                ------------   ------------
                TOTAL COMMON STOCKS..........................   $235,919,412   $256,947,629
                                                                ============   ============

FORTIS SERIES FUND, INC.
GROWTH & INCOME SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

SHORT-TERM INVESTMENTS-1.42%
--------------------------------------------------------------------------------

    Principal                                                      Market
     Amount                                                      Value (c)
   -----------                                                  ------------
                FINANCE-DEPOSITORY CREDIT BANKING-1.19%
   $3,115,802   U.S. Bank N.A. Money Market Variable Rate
                  Time Deposit, Current rate -- 3.86%........   $  3,115,802
                                                                ------------
                U.S. TREASURY BILLS-0.23%
      300,000   U.S. Treasury Bill, 3.46%, 12-20-2001(e).....        294,970
      300,000   U.S. Treasury Bill, 3.96%, 7-5-2001(e).......        296,997
                                                                ------------
                                                                     591,967
                                                                ------------
                TOTAL SHORT-TERM INVESTMENTS.................      3,707,769
                                                                ------------
                TOTAL INVESTMENTS IN SECURITIES (COST:
                  $239,627,181) (b)..........................   $260,655,398
                                                                ============

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $239,836,767 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $29,518,452
Unrealized depreciation.....................................   (8,699,821)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $20,818,631
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.92% of total net assets as of June 30, 2001.
 (e) Security pledged as initial margin deposit for open financial futures position detailed below:

      FINANCIAL FUTURES-LONG
                                                                                             Unrealized
                                                             Market Value                  Appreciation/
                                                 Number of    Covered by                   (Depreciation)
      Issuer                                    Contract(s)  Contract(s)     Expiration      at 6/30/01
      ------                                    -----------  ------------    ----------    --------------
      Standard & Poor's 500                          9        $2,771,325   September 2001    $(116,954)

FORTIS SERIES FUND, INC.
S & P 500 INDEX SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-99.77%
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             BASIC INDUSTRY-3.60%
      7,300  Air Products and Chemicals, Inc..............   $    282,722   $    333,975
      4,000  Allegheny Energy, Inc........................        169,433        193,000
      6,400  American Power Conversion Corp. (a)                  227,219        100,800
      2,200  Ashland, Inc.................................        101,962         88,220
      3,500  Avery Dennison Corp..........................        178,628        178,675
      1,700  Bemis Co., Inc...............................         65,732         68,289
      1,800  Boise Cascade Corp...........................         60,296         63,306
      1,900  Centex Corp..................................         54,090         77,425
     28,749  Dow Chemical Co..............................        914,151        955,904
     33,384  Du Pont (E.I.) De Nemours & Co...............      2,097,563      1,610,444
      2,500  Eastman Chemical Co..........................        140,075        119,075
      4,100  Ecolab, Inc..................................        122,850        167,977
      4,200  Engelhard Corp...............................         82,505        108,318
      1,000  FMC Corp. (a)................................         70,894         68,560
      7,198  Georgia-Pacific Group........................        235,255        243,652
      1,600  Great Lakes Chemical Corp. (with rights).....         65,872         49,360
      3,600  Hercules, Inc. (a)...........................        139,411         40,680
      9,700  Illinois Tool Works, Inc.....................        582,485        614,010
     15,433  International Paper Co.......................        636,861        550,958
      1,400  KB Home......................................         29,404         42,238
      3,033  Kerr-McGee Corp..............................        166,083        200,997
     17,000  Kimberly-Clark Corp..........................        873,578        950,300
      3,500  Louisiana-Pacific Corp.......................         67,423         41,055
     14,700  Masco Corp...................................        397,982        366,912
      3,300  Mead Corp....................................        108,806         89,562
     12,700  Minnesota Mining and Manufacturing Co........      1,106,096      1,449,070
      5,200  Pactiv Corp. (a).............................        169,794         69,680
     41,644  Pharmacia Corp. (with rights)................      1,755,125      1,913,542
        900  Potlatch Corp................................         40,976         30,969
      5,400  PPG Industries, Inc..........................        324,673        283,878
      5,100  Praxair, Inc.................................        230,974        239,700
      1,400  Pulte Homes, Inc.............................         33,069         59,682
      7,064  Rohm & Haas Co...............................        241,615        232,406
      2,643  Sealed Air Corp. (a).........................        141,715         98,452
      5,000  Sherwin-Williams Co..........................        145,738        111,000
      1,600  Temple-Inland, Inc...........................         99,839         85,264
      3,200  Vulcan Materials Co..........................        152,844        172,000
      3,300  Westvaco Corp................................         97,093         80,157
      6,900  Weyerhaeuser Co..............................        377,485        379,293
      3,500  Williamette Industries, Inc..................        130,715        173,250
      2,900  Worthington Industries, Inc..................         49,062         39,440
                                                             ------------   ------------
                                                               12,968,093     12,741,475
                                                             ------------   ------------
             CAPITAL SPENDING-25.64%
     25,200  ADC Telecommunications, Inc. (with
               rights) (a)................................        431,321        166,320
      7,700  Adobe Systems, Inc...........................        122,963        361,900
     11,100  Advanced Micro Devices, Inc. (a).............        165,778        320,568
     14,700  Agilent Technologies, Inc. (a)...............        673,815        477,750
     12,400  Altera Corp. (a).............................        525,525        359,600
     11,500  Analog Devices, Inc. (a).....................        354,007        497,375
      2,600  Andrew Corp. (with rights) (a)...............         62,037         47,970
    141,950  AOL Time Warner, Inc.........................      5,802,818      7,523,350
     11,100  Apple Computer, Inc. (a).....................        209,868        258,075
      6,800  Applied Biosystems Group-Applera Corp........        137,460        181,900

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
     26,000  Applied Materials, Inc. (a)..................   $    742,005   $  1,276,600
      9,600  Applied Micro Circuits Corp. (a).............        719,850        165,120
      1,700  Autodesk, Inc................................         56,839         63,410
     20,000  Automatic Data Processing, Inc...............        671,830        994,000
      9,178  Avaya, Inc. (a)..............................        259,309        125,739
      7,800  BMC Software, Inc. (a).......................        415,591        175,812
     27,906  Boeing Co....................................      1,250,332      1,551,574
      8,300  Broadcom Corp. Class A (a)...................      1,605,164        354,908
      8,900  BroadVision, Inc. (a)........................        317,548         44,500
      6,100  Cabletron Systems, Inc. (a)..................        114,156        139,385
     11,000  Caterpillar, Inc.............................        571,316        550,550
    234,300  Cisco Systems, Inc. (a)......................      5,446,081      4,264,260
      5,900  Citrix Systems, Inc. (a).....................        271,781        205,910
     54,205  Compaq Computer Corp.........................      1,530,006        839,635
     18,500  Computer Associates International, Inc.......        842,538        666,000
      5,400  Computer Sciences Corp. (a)..................        287,172        186,840
     12,000  Compuware Corp. (a)..........................        431,346        167,880
      5,500  Comverse Technology, Inc. (a)................        340,000        316,910
      7,900  Conexant Systems, Inc. (a)...................        626,681         70,705
      5,600  Convergys Corp. (a)..........................        255,922        169,400
      3,000  Cooper Industries, Inc.......................        159,911        118,770
     29,800  Corning, Inc.................................        929,160        497,958
      1,975  Crane Co.....................................         57,680         61,225
      1,300  Cummins, Inc.................................         63,307         50,310
      4,600  Danaher Corp.................................        222,972        257,600
      7,500  Deere & Co...................................        353,961        283,875
     83,300  Dell Computer Corp. (a)......................      1,987,308      2,178,295
      6,500  Dover Corp...................................        218,528        244,725
      2,200  Eaton Corp...................................        154,338        154,220
     15,000  Electronic Data Systems Corp.................        674,555        937,500
     70,600  EMC Corp. (a)................................      1,449,094      2,050,930
     13,700  Emerson Electric Co..........................        805,410        828,850
     12,500  First Data Corp..............................        446,781        803,125
      4,000  Fiserv, Inc. (a).............................        178,688        255,920
      2,500  Fluor Corp...................................         87,209        112,875
     10,500  Gateway, Inc. (a)............................        346,131        172,725
      6,400  General Dynamics Corp........................        363,838        497,984
      5,550  Genuine Parts Co.............................        178,779        174,825
      3,300  Goodrich (B.F.) Co...........................        134,561        125,334
     62,200  Hewlett-Packard Co...........................      1,672,655      1,778,920
     25,862  Honeywell International, Inc.................      1,133,508        904,911
      5,150  Ingersoll-Rand Co............................        237,970        212,180
    215,400  Intel Corp...................................      5,773,679      6,300,450
     55,700  International Business Machines Corp.........      4,242,125      6,294,100
     12,000  Interpublic Group of Companies, Inc.                 370,436        352,200
      6,600  Intuit, Inc. (a).............................        323,812        263,934
      2,800  ITT Industries, Inc..........................         99,710        123,900
     41,900  JDS Uniphase Corp. (a).......................      4,550,547        534,225
      2,800  Johnson Controls, Inc........................        150,045        202,916
      5,900  KLA-Tencor Corp. (a)........................         167,631        344,973
      4,100  Lexmark International, Inc. (a)..............        275,706        275,725
     10,200  Linear Technology Corp.......................        562,278        451,044
     13,800  Lockheed Martin Corp.........................        607,129        511,290
     11,500  LSI Logic Corp. (a)..........................        213,198        216,200
    109,344  Lucent Technologies, Inc.....................      4,134,468        677,933
     10,500  Maxim Integrated Products, Inc. (a)..........        638,300        464,205
      2,000  McDermott International, Inc. (a)............         56,108         23,300

FORTIS SERIES FUND, INC.
S & P 500 INDEX SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
      2,600  Mercury Interactive Corp. (a)................   $    245,803   $    155,740
     19,100  Micron Technology, Inc. (a)..................        534,780        785,010
    172,400  Microsoft Corp. (a)..........................      9,715,130     12,585,200
      1,500  Millipore Corp...............................         56,648         92,970
      6,225  Molex, Inc...................................        252,974        227,399
      5,000  Moody's Corp.................................        108,749        167,500
     70,376  Motorola, Inc................................      1,546,610      1,165,427
      5,600  National Semiconductor Corp. (a).............        140,086        163,072
      3,100  NCR Corp. (a)................................        119,375        145,700
     10,300  Network Appliance, Inc. (a)..................        196,252        141,110
    102,080  Nortel Networks Corp.........................      2,191,587        927,907
      2,700  Northrop Grumman Corp........................        235,582        216,270
     10,700  Novell, Inc. (a).............................        144,258         60,883
      4,600  Novellus Systems, Inc. (a)...................        247,740        261,234
      5,900  Omnicom Group, Inc...........................        320,117        507,400
    179,800  Oracle Corp. (a).............................      1,285,803      3,416,200
      4,000  Pall Corp....................................         87,800         94,120
     18,201  Palm, Inc. (a)...............................        376,990        110,480
      8,500  Parametric Technology Corp. (a)..............        176,469        118,915
      3,700  Parker-Hannifin Corp.........................        145,604        157,028
     11,925  Paychex, Inc.................................        271,850        477,000
      9,400  PeopleSoft, Inc. (a).........................        243,769        462,762
      3,200  PerkinElmer, Inc.............................         46,528         88,096
      7,900  Pitney Bowes, Inc............................        396,697        332,748
      2,600  Power-One, Inc. (a)..........................        215,626         43,264
      3,000  QLogic Corp. (a).............................        356,550        193,350
     24,300  QUALCOMM, Inc. (a)...........................      1,298,809      1,421,064
      3,800  Quintiles Transnational Corp. (a)............         82,816         95,950
     11,400  Raytheon Co..................................        610,731        302,670
      5,600  Robert Half International, Inc. (a)..........        179,090        139,384
      5,900  Rockwell International Corp..................        271,117        224,908
      4,213  Sabre Holdings Corp. (a).....................        201,553        210,650
     10,200  Sanmina Corp. (a)............................        423,496        238,782
      3,900  Sapient Corp. (a)............................        199,882         38,025
      5,200  Scientific-Atlanta, Inc......................         80,085        211,120
     14,500  Siebel Systems, Inc. (a).....................        960,793        680,050
      1,900  Snap-On, Inc.................................         71,887         45,904
     20,700  Solectron Corp. (a)..........................        573,451        378,810
      2,700  Stanley Works................................        100,758        113,049
    104,300  Sun Microsystems, Inc. (a)...................      1,138,245      1,639,596
      7,250  Symbol Technologies, Inc.....................        175,705        160,950
      3,100  Tektronix, Inc. (a)..........................         57,716         84,165
     13,200  Tellabs, Inc. (a)............................        520,280        255,816
      5,600  Teradyne, Inc. (a)...........................        275,611        185,360
     55,600  Texas Instruments, Inc.......................      1,342,776      1,751,400
      4,500  Textron, Inc.................................        309,332        247,680
      5,900  Thermo Electron Corp.........................        152,211        129,918
      1,900  Thomas & Betts Corp..........................         86,882         41,933
      2,000  Timken (The) Co..............................         48,568         33,880
      4,000  TRW, Inc.....................................        212,563        164,000
     62,040  Tyco International Ltd.......................      2,078,420      3,381,180
     10,200  Unisys Corp. (a).............................        271,180        150,042
     15,100  United Technologies Corp.....................        751,096      1,106,226
     12,693  VERITAS Software Corp. (a)...................      1,446,955        844,465
      5,900  Vitesse Semiconductor Corp. (a)..............        371,516        124,136
     22,200  Xerox Corp...................................        956,810        212,454
     10,700  Xilinx, Inc. (a).............................        486,089        441,268
     18,200  Yahoo!, Inc. (a).............................      3,021,392        363,818
                                                             ------------   ------------
                                                               97,679,767     90,778,836
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             CONSUMER CYCLICAL-8.68%
     13,055  Albertson's, Inc.............................   $    594,511   $    391,519
      3,600  AutoZone, Inc. (a)...........................        107,753        135,000
      9,200  Bed Bath & Beyond, Inc. (a)..................        160,244        287,040
      6,700  Best Buy Co., Inc. (a).......................        441,426        425,584
      3,700  Big Lots, Inc. (a)...........................        123,913         50,616
      2,600  Black & Decker Corp..........................        135,274        102,596
      2,800  Brunswick Corp...............................         73,792         67,284
      5,400  Cintas Corp..................................        194,147        249,750
      6,800  Circuit City Stores -- CIRCUIT CITY GROUP....        171,440        122,400
      2,500  Cooper Tire & Rubber Co......................         53,587         35,500
     14,400  Costco Wholesale Corp. (a)...................        401,526        591,552
     12,600  CVS Corp.....................................        479,801        486,360
      4,822  Dana Corp....................................        214,589        112,545
      3,900  Darden Restaurants, Inc......................         56,135        108,810
     17,999  Delphi Automotive Systems Corp...............        299,558        286,724
      2,800  Dillard's, Inc. Class A......................         93,465         42,756
     10,545  Dollar General Corp..........................        211,334        205,627
      9,300  Eastman Kodak Co.............................        666,300        434,124
      6,300  Federated Department Stores, Inc. (a)                277,986        267,750
     58,575  Ford Motor Co................................      1,534,044      1,438,016
     27,562  Gap, Inc.....................................        686,448        799,298
     17,600  General Motors Corp..........................      1,039,725      1,132,560
      3,000  Grainger (W.W.), Inc.........................        135,304        123,480
      9,700  Harley-Davidson, Inc.........................        344,257        456,676
      3,700  Harrah's Entertainment, Inc. (a).............         73,392        130,610
      5,700  Hasbro, Inc..................................        132,029         82,365
     12,000  Hilton Hotels Corp...........................        178,129        139,200
     74,750  Home Depot, Inc..............................      2,243,271      3,479,613
      6,200  Jabil Circuit, Inc. (a)......................        224,812        191,332
     15,800  Kmart Corp. (a)..............................        229,055        181,226
     10,700  Kohl's Corp. (a).............................        334,217        671,211
     26,000  Kroger Co. (a)...............................        605,163        650,000
     13,700  Limited (The), Inc...........................        194,729        226,324
      1,700  Liz Claiborne, Inc...........................         74,006         85,765
     12,300  Lowe's Companies, Inc........................        466,675        892,365
      7,800  Marriott International, Inc. Class A.........        263,883        369,252
     13,700  Mattel, Inc..................................        408,831        259,204
      9,600  May Department Stores Co.....................        366,060        328,896
      2,500  Maytag Corp..................................        112,494         73,150
     41,400  McDonald's Corp..............................      1,322,306      1,120,284
      1,900  Navistar International Corp. (a).............         58,269         53,447
      8,700  Nike, Inc. Class B...........................        447,357        365,313
      4,200  Nordstrom, Inc...............................        125,842         77,910
      9,700  Office Depot, Inc. (a).......................        209,544        100,686
      2,500  PACCAR, Inc..................................        115,783        128,550
      8,500  Penney (J.C.) Co., Inc.......................        447,502        224,060
      6,000  RadioShack Corp..............................        146,289        183,000
      1,900  Reebok International Ltd. (a)................         45,752         60,705
     16,200  Safeway, Inc. (a)............................        856,478        777,600
     10,500  Sears, Roebuck & Co..........................        517,696        444,255
     14,500  Staples, Inc. (a)............................        315,271        231,855
     12,200  Starbucks Corp. (a)..........................        211,466        280,600
      6,400  Starwood Hotels & Resorts Worldwide, Inc.....        211,274        238,592
     28,800  Target Corp..................................        647,670        996,480
      4,700  Tiffany & Co.................................        151,231        170,234
      9,000  TJX Companies, Inc...........................        230,671        286,830

--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
      6,300  Toys 'R' Us, Inc. (a)........................   $    155,001   $    155,925
      4,700  Tricon Global Restaurants, Inc. (a)..........        182,497        206,330
      4,315  Visteon Corp.................................         62,317         79,310
    143,200  Wal-Mart Stores, Inc.........................      4,308,524      6,988,160
     32,600  Walgreen Co..................................        651,166      1,113,290
      3,700  Wendy's International, Inc...................         88,298         94,498
      2,100  Whirlpool Corp...............................        121,532        131,250
      4,600  Winn-Dixie Stores, Inc.......................        182,428        120,198
                                                             ------------   ------------
                                                               26,215,469     30,743,442
                                                             ------------   ------------
             CONSUMER DISCRETIONARY-3.49%
      6,300  Allied Waste Industries, Inc. (a)............        110,051        117,684
     10,000  ALLTEL Corp..................................        529,808        612,600
      2,100  American Greetings Corp. Class A.............         76,095         23,100
     18,800  Carnival Corp................................        823,908        577,160
     30,300  Comcast Corp. Special Class A (a)............        887,284      1,315,020
      2,400  Deluxe Corp..................................         65,194         69,360
      3,800  Donnelley (R.R.) & Sons Co...................        142,337        112,860
      2,800  Dow Jones & Co., Inc.........................        134,240        167,188
      8,500  Gannett Co., Inc.............................        509,364        560,150
      5,100  Goodyear Tire & Rubber Co....................        293,071        142,800
      2,300  Knight-Ridder, Inc...........................        125,012        136,390
      6,400  Leggett & Platt, Inc.........................        140,573        140,992
      6,300  McGraw-Hill Companies, Inc...................        252,611        416,745
      1,600  Meredith Corp................................         54,227         57,296
      5,100  New York Times Co. Class A...................        156,600        214,200
     24,500  Nextel Communications, Inc. Class A (a)......        609,690        428,750
      1,900  Ryder System, Inc............................         55,162         37,240
     29,900  Sprint Corp. (PCS Group) (a).................        524,486        722,085
      3,400  TMP Worldwide, Inc. (a)......................        205,816        200,974
      9,600  Tribune Co...................................        282,493        384,096
      6,700  Univision Communications, Inc.
               Class A (a)................................        286,049        286,626
      3,600  V.F. Corp....................................        164,158        130,968
     56,989  Viacom, Inc. Class B (a).....................      1,875,882      2,949,181
     66,800  Walt Disney Co...............................      2,069,788      1,929,852
     20,005  Waste Management, Inc........................        903,404        616,554
                                                             ------------   ------------
                                                               11,277,303     12,349,871
                                                             ------------   ------------
             CONSUMER STAPLES-6.77%
      1,800  Alberto-Culver Co. Class B...................         49,695         75,672
     28,700  Anheuser-Busch Companies, Inc................        778,843      1,182,440
     20,289  Archer-Daniels-Midland Co....................        330,384        263,757
      7,600  Avon Products, Inc...........................        290,514        351,728
      2,200  Brown-Forman Corp. Class B...................        124,435        140,668
     13,100  Campbell Soup Co.............................        635,037        337,325
     18,800  Clear Channel Communications, Inc. (a).......      1,205,335      1,178,760
      7,600  Clorox Co....................................        346,753        257,260
     79,700  Coca-Cola Co.................................      5,226,685      3,586,500
     13,400  Coca-Cola Enterprises, Inc...................        406,664        219,090
     18,000  Colgate-Palmolive Co.........................        724,975      1,061,820
     17,200  ConAgra Foods, Inc...........................        493,870        340,732
      1,200  Coors (Adolph) Co. Class B...................         55,173         60,216
      4,900  Fortune Brands, Inc..........................        175,956        187,964
      9,100  General Mills, Inc...........................        329,553        398,398
     33,800  Gillette Co..................................      1,646,523        979,862
     11,200  Heinz (H.J.) Co..............................        558,653        457,968
      4,400  Hershey Foods Corp...........................        263,795        271,524
      3,200  International Flavors & Fragrances, Inc......        142,806         80,416

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
     13,000  Kellogg Co...................................   $    497,050   $    377,000
      1,300  National Service Industries, Inc.............         50,025         29,341
      8,689  Newell Rubbermaid, Inc.......................        349,538        218,094
      4,500  Pepsi Bottling Group, Inc....................        199,080        180,450
     46,900  Pepsico, Inc.................................      1,691,236      2,072,980
     70,500  Philip Morris Companies, Inc.................      2,912,816      3,577,875
     41,500  Procter & Gamble Co..........................      3,353,018      2,647,700
      4,200  Quaker Oats Co...............................        220,905        383,250
      9,900  Ralston Purina Co............................        217,112        297,198
     25,300  Sara Lee Corp................................        643,425        479,182
      4,200  Supervalu, Inc...............................         88,602         73,710
     21,500  SYSCO Corp...................................        264,264        583,725
      1,900  Tupperware Corp..............................         55,559         44,517
     18,296  Unilever N.V. NY Shares......................      1,271,570      1,089,893
      5,300  UST, Inc.....................................        160,528        152,958
      7,200  Wrigley (Wm.) Jr. Co. (with rights)..........        279,825        337,320
                                                             ------------   ------------
                                                               26,040,202     23,977,293
                                                             ------------   ------------
             ENERGY & RELATED-7.68%
      2,900  Amerada Hess Corp............................        161,644        234,320
      8,063  Anadarko Petroleum Corp......................        312,639        435,644
      4,000  Apache Corp..................................        142,166        203,000
     10,700  Baker Hughes, Inc............................        301,880        358,450
      6,805  Burlington Resources, Inc....................        280,675        271,860
     20,500  Chevron Corp.................................      1,667,347      1,855,250
      4,200  CMS Energy Corp..............................        174,464        116,970
     20,002  Conoco, Inc. Class B.........................        521,341        578,058
      4,100  Devon Energy Corp............................        249,331        215,250
     24,606  Duke Energy Corp.............................        676,432        959,880
     16,333  El Paso Corp.................................        549,179        858,136
     23,900  Enron Corp...................................        714,706      1,171,100
      3,700  EOG Resources, Inc...........................        156,644        131,535
    110,548  Exxon Mobil Corp.............................      7,245,457      9,656,368
     13,700  Halliburton Co...............................        551,495        487,720
      4,300  KeySpan Corp.................................        149,737        156,864
      3,700  Kinder Morgan, Inc...........................        176,063        185,925
      4,700  Nabors Industries, Inc. (a)..................        250,998        174,840
      1,500  NICOR, Inc...................................         57,154         58,470
      6,600  NiSource, Inc................................        164,409        180,378
      4,300  Noble Drilling Corp. (a).....................        179,837        140,825
     12,000  Occidental Petroleum Corp....................        278,565        319,080
      1,800  ONEOK, Inc...................................         29,012         35,460
      1,100  Peoples Energy Corp..........................         39,616         44,220
      8,200  Phillips Petroleum Co........................        370,515        467,400
      3,100  Rowan Companies, Inc. (a)....................         64,953         68,510
     68,700  Royal Dutch Petroleum Co. NY Shares                3,591,784      4,003,149
     18,400  Schlumberger Ltd.............................      1,055,879        968,760
      2,700  Sunoco, Inc..................................         96,663         98,901
     17,600  Texaco, Inc..................................      1,006,734      1,172,160
      4,900  Tosco Corp...................................        136,630        215,845
      7,800  Unocal Corp..................................        290,929        266,370
      9,900  USX-Marathon Group, Inc. (with rights).......        302,457        292,149
     15,500  Williams Companies, Inc......................        465,538        510,725
     10,945  Xcel Energy, Inc.............................        301,983        311,385
                                                             ------------   ------------
                                                               22,714,856     27,204,957
                                                             ------------   ------------
             FINANCE-22.79%
      4,644  Aetna, Inc. (a)..............................        127,150        120,140
     16,800  Aflac, Inc...................................        430,277        529,032
     27,200  Allstate Corp................................      1,095,600      1,196,528
      3,350  Ambac Financial Group, Inc...................        188,281        194,970

FORTIS SERIES FUND, INC.
S & P 500 INDEX SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
     42,400  American Express Co..........................   $  1,371,228   $  1,645,120
     16,020  American General Corp........................        490,385        744,129
     78,972  American International Group, Inc............      3,782,135      6,791,592
     12,000  AmSouth Bancorp..............................        317,539        221,880
      8,425  Aon Corp.....................................        321,931        294,875
     51,294  Bank of America Corp.........................      3,344,573      3,079,179
     23,600  Bank of New York Co., Inc....................        707,557      1,132,800
     37,332  Bank One Corp................................      1,839,664      1,336,486
     12,900  BB&T Corp....................................        422,491        473,430
      3,347  Bear Stearns Companies, Inc..................        152,030        197,373
      6,700  Capital One Financial Corp...................        294,613        402,000
     27,236  Cendant Corp. (a)............................        600,552        531,102
      6,650  Charter One Financial, Inc...................        154,587        212,135
      5,600  Chubb Corp. (with rights)....................        371,525        433,608
      4,800  CIGNA Corp...................................        344,617        459,936
      5,100  Cincinnati Financial Corp....................        211,944        201,450
    161,058  Citigroup, Inc...............................      4,731,227      8,510,305
      5,750  Comerica, Inc................................        327,427        331,200
      7,700  Concord EFS, Inc. (a)........................        322,353        400,477
     10,582  Conseco, Inc. (a)............................        393,480        144,444
      3,800  Countrywide Credit Industries, Inc...........        156,846        174,344
      4,500  Equifax, Inc.................................        155,158        165,060
     32,000  Fannie Mae...................................      1,871,479      2,724,800
     18,407  Fifth Third Bancorp..........................        752,191      1,105,340
     31,370  First Union Corp.............................      1,565,353      1,096,068
     34,739  FleetBoston Financial Corp...................      1,346,020      1,370,454
      8,500  Franklin Resources, Inc......................        387,210        389,045
     22,200  Freddie Mac..................................      1,018,065      1,554,000
    318,200  General Electric Co..........................      9,252,022     15,512,250
      5,100  Golden West Financial Corp...................        150,036        327,624
      2,900  H & R Block, Inc.............................        124,529        187,195
     14,873  Household International, Inc.................        601,307        992,029
      8,090  Huntington Bancshares, Inc...................        211,106        132,272
      4,875  Jefferson-Pilot Corp.........................        188,971        235,560
      9,900  John Hancock Financial Services, Inc.                395,307        398,574
     63,560  JP Morgan Chase & Co.........................      2,678,997      2,834,776
     13,700  KeyCorp......................................        436,724        356,885
      7,900  Lehman Brothers Holdings, Inc................        246,349        614,225
      6,000  Lincoln National Corp........................        245,696        310,500
      6,300  Loews Corp...................................        291,589        405,909
      8,850  Marsh & McLennan Companies, Inc.                     542,526        893,850
      4,700  MBIA, Inc....................................        197,914        261,696
     27,275  MBNA Corp....................................        613,423        898,711
     15,300  Mellon Financial Corp........................        468,642        703,800
     26,900  Merrill Lynch & Co., Inc.....................      1,073,040      1,593,825
     24,000  Metlife, Inc.................................        870,720        743,520
      3,400  MGIC Investment Corp.........................        164,092        246,976
     35,630  Morgan Stanley Dean Witter & Co..............      1,336,301      2,288,515
     19,200  National City Corp...........................        633,049        590,976
      7,100  Northern Trust Corp..........................        278,418        443,750
      9,300  PNC Financial Services Group, Inc............        474,613        611,847
      3,900  Price (T. Rowe) Associates, Inc..............        125,588        145,821
      2,400  Progressive Corp.............................        292,510        324,456
      9,100  Providian Financial Corp.....................        262,607        538,720
      7,300  Regions Financial Corp.......................        256,498        233,600
      4,200  SAFECO Corp..................................        187,862        123,900
     44,400  Schwab (Charles) Corp........................        742,088        679,320
     10,800  SouthTrust Corp..............................        213,400        280,800
      6,858  St. Paul Companies, Inc......................        259,724        347,632
     10,400  State Street Corp............................        336,348        514,696
      7,000  Stilwell Financial, Inc......................        184,678        234,920
      9,400  SunTrust Banks, Inc..........................        665,526        608,932

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
      9,250  Synovus Financial Corp. (with rights)           $    199,178   $    290,265
      4,000  Torchmark Corp...............................        134,578        160,840
     61,055  U.S. Bancorp.................................      1,712,837      1,391,443
      4,400  Union Planters Corp..........................        210,373        191,840
      7,666  UnumProvident Corp...........................        369,294        246,232
      5,200  USA Education, Inc...........................        246,774        379,600
      6,700  Wachovia Corp................................        525,673        476,705
     28,008  Washington Mutual, Inc.......................        769,391      1,051,700
     55,000  Wells Fargo & Co.............................      1,975,316      2,553,650
      3,000  Zions Bancorporation.........................        172,620        177,000
                                                             ------------   ------------
                                                               60,913,722     80,700,639
                                                             ------------   ------------
             HEALTH CARE-12.14%
     49,600  Abbott Laboratories..........................      1,912,682      2,381,296
      4,200  Allergan, Inc................................        121,361        359,100
     42,100  American Home Products Corp..................      1,964,923      2,460,324
     33,400  Amgen, Inc. (with rights) (a)................        755,340      2,026,712
      1,600  Bard (C.R.), Inc.............................         63,040         91,120
      1,700  Bausch & Lomb, Inc...........................         86,490         61,608
     19,000  Baxter International, Inc. (with rights)             538,872        931,000
      8,200  Becton Dickinson & Co........................        248,027        293,478
      4,800  Biogen, Inc. (a).............................        438,532        260,928
      5,700  Biomet, Inc..................................        114,578        273,942
     13,000  Boston Scientific Corp. (a)..................        398,344        221,000
     62,300  Bristol-Myers Squibb Co......................      3,286,227      3,258,290
     14,300  Cardinal Health, Inc.........................        665,460        986,700
      6,100  Chiron Corp. (a).............................        267,903        311,100
      5,600  Forest Laboratories, Inc. (a)................        374,415        397,600
      9,800  Guidant Corp. (a)............................        373,104        352,800
     17,250  HCA -- THE HEALTHCARE CO.....................        450,559        779,528
     12,600  HealthSouth Corp. (a)........................        258,351        201,222
      5,600  Humana, Inc. (a).............................        104,437         55,160
      9,400  IMS Health, Inc..............................        208,730        267,900
     96,948  Johnson & Johnson............................      3,569,424      4,847,400
      5,500  King Pharmaceuticals, Inc. (a)...............        200,214        295,625
     36,000  Lilly (Eli) & Co.............................      2,448,237      2,664,000
      3,300  Manor Care, Inc. (a).........................         97,816        104,775
      9,118  McKesson HBOC, Inc...........................        597,729        338,460
      6,800  MedImmune, Inc. (a)..........................        447,525        320,960
     38,700  Medtronic, Inc. (with rights)................      1,207,011      1,780,587
     73,400  Merck & Co., Inc.............................      4,651,209      4,690,994
    202,200  Pfizer, Inc. (with rights)...................      5,590,915      8,098,110
     46,900  Schering-Plough Corp.........................      1,843,144      1,699,656
      2,400  Sigma-Aldrich Corp...........................         80,905         92,688
      2,700  St. Jude Medical, Inc. (a)...................         89,837        162,000
      6,300  Stryker Corp.................................        329,238        345,555
     10,400  Tenet Healthcare Corp. (a)...................        282,430        536,536
     10,200  UnitedHealth Group, Inc......................        269,218        629,850
      3,400  Watson Pharmaceuticals, Inc. (a).............        153,544        209,576
      2,000  Wellpoint Health Networks, Inc. (a)..........        172,525        188,480
                                                             ------------   ------------
                                                               34,662,296     42,976,060
                                                             ------------   ------------
             METAL & MINING-0.83%
     10,200  Alcan Aluminium Ltd..........................        309,454        428,604
     27,652  Alcoa, Inc...................................        615,106      1,089,489
      2,646  Allegheny Technologies, Inc..................        111,543         47,866
        900  Ball Corp....................................         36,067         42,804
     12,700  Barrick Gold Corp............................        256,142        192,405
      4,800  Freeport-McMoRan Copper & Gold, Inc.
               Class B (a)................................         91,127         53,040
      8,700  Homestake Mining Co..........................         93,157         67,425
      5,900  Inco Ltd. (a)................................        111,866        101,834

--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
      6,201  Newmont Mining Corp..........................   $    159,802   $    115,401
      2,500  Nucor Corp...................................        122,867        122,225
      2,460  Phelps Dodge Corp............................        138,781        102,090
     10,700  Placer Dome, Inc.............................        144,428        104,860
     10,200  Transocean Sedco Forex, Inc..................        394,663        420,750
      2,900  USX-U.S. Steel Group, Inc....................         85,306         58,435
                                                             ------------   ------------
                                                                2,670,309      2,947,228
                                                             ------------   ------------
             TRANSPORTATION -0.72%
      4,800  AMR Corp. (a)................................        137,129        173,424
     12,600  Burlington Northern Santa Fe Corp............        405,866        380,142
      6,800  CSX Corp.....................................        322,574        246,432
      3,900  Delta Air Lines, Inc.........................        223,377        171,912
      9,860  FedEx Corp. (a)..............................        359,079        396,372
     12,300  Norfolk Southern Corp........................        378,488        254,610
     24,305  Southwest Airlines Co........................        215,210        449,399
      7,900  Union Pacific Corp...........................        445,125        433,789
      2,200  US Airways Group, Inc. (a)...................        124,762         53,460
                                                             ------------   ------------
                                                                2,611,610      2,559,540
                                                             ------------   ------------
             UTILITIES-7.43%
     17,000  AES Corp. (a)................................        494,975        731,850
      4,400  Ameren Corp..................................        170,048        187,880
     10,300  American Electric Power Co., Inc.............        438,954        475,551
    110,480  AT&T Corp....................................      4,277,120      2,430,560
     60,000  BellSouth Corp...............................      2,024,190      2,416,200
      9,500  Calpine Corp. (a)............................        347,783        359,100
      4,600  CenturyTel, Inc..............................        203,655        139,380
      5,100  Cinergy Corp.................................        168,296        178,245
      9,100  Citizens Communications Co. (a)..............        140,631        109,473
      6,800  Consolidated Edison, Inc.....................        278,197        270,640
      5,200  Constellation Energy Group, Inc..............        155,351        221,520

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
      7,894  Dominion Resources, Inc......................   $    306,333   $    474,666
      5,300  DTE Energy Co................................        201,039        246,132
     10,400  Dynegy, Inc. Class A.........................        550,571        483,600
     10,400  Edison International.........................        270,148        115,960
      7,100  Entergy Corp.................................        197,753        272,569
     10,275  Exelon Corp..................................        357,219        658,833
      7,200  FirstEnergy Corp.............................        200,411        231,552
      5,600  FPL Group, Inc...............................        308,486        337,176
     28,390  Global Crossing Ltd. (a).....................        688,511        245,290
      3,800  GPU, Inc.....................................        144,701        133,570
     10,828  Mirant Corp. (a).............................        291,203        372,483
      5,200  Niagara Mohawk Holdings, Inc. (a)............         72,678         91,988
     12,600  PG&E Corp. (a)...............................        361,716        141,120
      2,700  Pinnacle West Capital Corp...................        100,719        127,980
      4,700  PPL Corp.....................................        117,086        258,500
      6,572  Progress Energy, Inc.........................        248,189        295,214
      6,700  Public Service Enterprise Group, Inc.                221,052        327,630
     53,204  Qwest Communications International,
               Inc. (a)...................................      2,306,584      1,695,611
      9,474  Reliant Energy, Inc..........................        247,554        305,158
    107,836  SBC Communications, Inc......................      4,205,235      4,319,910
      6,655  Sempra Energy................................        168,379        181,948
     21,900  Southern Co..................................        339,472        509,175
     28,400  Sprint Corp..................................        963,447        606,624
      8,202  TXU Corp.....................................        332,701        395,254
     86,646  Verizon Communications, Inc..................      4,049,979      4,635,561
     92,436  WorldCom, Inc. -- WORLDCOM GROUP.............      3,265,276      1,312,591
                                                             ------------   ------------
                                                               29,215,642     26,296,494
                                                             ------------   ------------
             TOTAL COMMON STOCKS..........................   $326,969,269   $353,275,835
                                                             ============   ============

SHORT-TERM INVESTMENTS-0.21%
--------------------------------------------------------------------------------

   Principal                                                     Market
    Amount                                                     Value (c)
   ---------                                                  ------------
              FINANCE-DEPOSITORY CREDIT BANKING-0.16%
   $556,556   U.S. Bank N.A. Money Market Variable Rate
                Time Deposit...............................   $    556,556
                                                              ------------
              U.S. TREASURY BILLS -0.05%
    200,000   US Treasury Bill, 3.37%, 9-27-2001(e)........        198,334
                                                              ------------
              TOTAL SHORT-TERM INVESTMENTS.................        754,890
                                                              ------------
              TOTAL INVESTMENTS IN SECURITIES (COST:
                $327,724,159)(B)...........................   $354,030,725
                                                              ============

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $328,089,491 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 80,561,686
Unrealized depreciation.....................................   (54,620,452)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 25,941,234
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 2.96% of total net assets as of June 30, 2001.
 (e) Security pledged as initial margin deposit for open financial futures position detailed below:

      FINANCIAL FUTURES-LONG
                                                                                             Unrealized
                                                             Market Value                  Appreciation/
                                                 Number of    Covered by                   (Depreciation)
      Issuer                                    Contract(s)  Contract(s)     Expiration     at 6/30/2001
      ------                                    -----------  ------------    ----------    --------------
      Standard & Poor's 500                          3         $923,775    September 2001     $(1,500)

FORTIS SERIES FUND, INC.
BLUE CHIP STOCK SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-98.25%
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             ACCOMMODATION AND FOOD SERVICE-
             TRAVELER-0.33%
     28,700  MGM Mirage, Inc..............................   $    760,550   $    859,852
                                                             ------------   ------------
             AEROSPACE PRODUCT AND PARTS
             MANUFACTURING-0.57%
     23,200  Honeywell International, Inc.................        886,621        811,768
      9,500  United Technologies Corp.....................        755,135        695,970
                                                             ------------   ------------
                                                                1,641,756      1,507,738
                                                             ------------   ------------
             BEVERAGE MANUFACTURING-2.24%
     55,600  Coca-Cola Co.................................      3,081,228      2,502,000
     76,400  PepsiCo, Inc.................................      2,887,441      3,376,880
                                                             ------------   ------------
                                                                5,968,669      5,878,880
                                                             ------------   ------------
             COMPUTER MANUFACTURING-COMMUNICATIONS
             EQUIPMENT-2.22%
    170,600  Cisco Systems, Inc. (a)......................      6,923,638      3,104,920
     77,500  Nokia Oyj Corp. ADR..........................      2,070,266      1,708,100
     17,400  QUALCOMM, Inc. (a)...........................        933,876      1,017,552
                                                             ------------   ------------
                                                                9,927,780      5,830,572
                                                             ------------   ------------
             COMPUTER MANUFACTURING-COMPUTER AND
             PERIPHERAL EQUIPMENT-1.89%
     46,400  Dell Computer Corp. (a)......................      1,824,037      1,213,360
     50,600  EMC Corp. (a)................................      3,248,898      1,469,930
      3,600  International Business Machines Corp.........        408,528        406,800
     20,850  Symbol Technologies, Inc.....................        526,338        462,870
     21,150  VERITAS Software Corp. (a)...................      1,833,715      1,407,110
                                                             ------------   ------------
                                                                7,841,516      4,960,070
                                                             ------------   ------------
             COMPUTER MANUFACTURING-NAVIGATIONAL,
             MEASURING AND CONTROL INSTRUMENTS-0.24%
     11,200  Danaher Corp.................................        523,303        627,200
                                                             ------------   ------------
             COMPUTER MANUFACTURING-SEMICONDUCTOR,
             ELECTRONIC COMPONENT-5.68%
     37,600  Altera Corp. (a).............................      1,266,720      1,090,400
     45,200  Analog Devices, Inc. (a).....................      2,842,176      1,954,900
     31,800  Applied Materials, Inc. (a)..................      1,588,457      1,561,380
      3,800  Applied Micro Circuits Corp. (a).............         83,448         65,360
    111,600  Flextronics International Ltd. (a)...........      3,092,171      2,913,876
     33,100  Intel Corp...................................      1,705,349        968,175
     16,200  Jabil Circuit, Inc. (a)......................        389,928        499,932
     18,760  JDS Uniphase Corp. (a).......................      1,115,561        239,190
      3,800  LSI Logic Corp. (a)..........................        114,727         71,440
     38,600  Maxim Integrated Products, Inc. (a)..........      1,464,001      1,706,506
      2,600  QLogic Corp. (a).............................        161,314        167,570
     11,300  Texas Instruments, Inc.......................        601,616        355,950
     50,072  Tyco International Ltd.......................      2,202,525      2,728,924
     15,000  Xilinx, Inc. (a).............................        677,406        618,600
                                                             ------------   ------------
                                                               17,305,399     14,942,203
                                                             ------------   ------------
             ELECTRICAL EQUIPMENT MANUFACTURING-3.82%
    206,000  General Electric Co..........................      7,953,147     10,042,500
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             ELECTRICAL EQUIPMENT MANUFACTURING-COMPONENT
             OTHER-0.42%
     24,000  CIENA Corp. (a)..............................   $  1,483,164   $    912,000
     11,300  Corning, Inc. (a)............................        511,516        188,823
                                                             ------------   ------------
                                                                1,994,680      1,100,823
                                                             ------------   ------------
             ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
             PROGRAMMING-0.84%
     51,100  Comcast Corp. Special Class A (a)............      2,046,947      2,217,740
                                                             ------------   ------------
             ENTERTAINMENT-DATA PROCESSING, HOSTING AND
             RELATED SERVICES-2.01%
     82,300  First Data Corp..............................      3,780,184      5,287,775
                                                             ------------   ------------
             ENTERTAINMENT-MOTION PICTURE AND VIDEO
             INDUSTRIES-4.12%
     80,000  AT&T Corp.-Liberty Media Corp.
               Class A (a)................................      1,642,061      1,399,200
     53,800  Clear Channel Communications, Inc. (a).......      3,359,555      3,373,260
     28,600  Fox Entertainment Group, Inc.
               Class A (a)................................        675,111        797,940
    101,831  Viacom, Inc. Class B (a).....................      3,700,165      5,269,754
                                                             ------------   ------------
                                                                9,376,892     10,840,154
                                                             ------------   ------------
             ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
             DATABASE PUBLISHERS-0.58%
     23,000  McGraw-Hill Companies, Inc...................      1,369,019      1,521,450
                                                             ------------   ------------
             FINANCE-ACTIVITIES RELATED TO CREDIT
             BANKING-1.04%
     52,500  Concord EFS, Inc. (a)........................      2,294,520      2,730,525
                                                             ------------   ------------
             FINANCE-AGENCIES, BROKERAGE AND OTHER
             INSURANCE ACTIVITIES-1.19%
     31,000  Marsh & McLennan Companies, Inc.                   2,466,398      3,131,000
                                                             ------------   ------------
             FINANCE-CONSUMER LENDING-0.05%
      1,900  Household International, Inc.................        125,284        126,730
                                                             ------------   ------------
             FINANCE-DEPOSITORY CREDIT BANKING-9.27%
     24,200  Bank of America Corp.........................      1,369,480      1,452,726
     46,500  Bank of New York Co., Inc....................      1,703,786      2,232,000
    212,760  Citigroup, Inc...............................      6,706,076     11,242,239
     37,400  Fifth Third Bancorp..........................      2,098,081      2,245,870
     18,750  JP Morgan Chase & Co.........................        808,164        836,250
     82,400  Mellon Financial Corp........................      2,767,340      3,790,400
     55,400  Wells Fargo & Co.............................      2,002,851      2,572,222
                                                             ------------   ------------
                                                               17,455,778     24,371,707
                                                             ------------   ------------
             FINANCE-INSURANCE CARRIERS-6.54%
     80,700  ACE Ltd......................................      2,306,512      3,154,563
     39,400  American International Group, Inc. (a)             2,996,313      3,388,400
     11,300  CIGNA Corp...................................      1,016,371      1,082,766
     10,500  Loews Corp...................................        580,188        676,515
     10,900  Progressive Corp.............................      1,060,155      1,473,571
     83,400  UnitedHealth Group, Inc......................      2,801,170      5,149,950
     23,900  Wellpoint Health Networks, Inc. (a)..........      1,907,475      2,252,336
                                                             ------------   ------------
                                                               12,668,184     17,178,101
                                                             ------------   ------------

--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             FINANCE-NONDEPOSITORY CREDIT BANKING-7.50%
     39,800  American Express Co..........................   $  1,593,844   $  1,544,240
     23,800  Capital One Financial Corp...................      1,074,484      1,428,000
     51,000  Fannie Mae...................................      3,207,535      4,342,650
    133,900  Freddie Mac..................................      6,935,224      9,373,000
     51,100  Providian Financial Corp.....................      2,468,911      3,025,120
                                                             ------------   ------------
                                                               15,279,998     19,713,010
                                                             ------------   ------------
             FINANCE-OTHER FINANCIAL INVESTMENT
             ACTIVITIES-1.28%
     15,400  Franklin Resources, Inc......................        658,406        704,858
     53,700  State Street Corp............................      2,182,009      2,657,613
                                                             ------------   ------------
                                                                2,840,415      3,362,471
                                                             ------------   ------------
             FINANCE-SECURITIES AND COMMODITY CONTRACTS
             AND BROKERAGE-1.42%
     11,300  Goldman Sachs Group, Inc.....................        913,560        969,540
      3,800  Lehman Brothers Holdings, Inc................        295,246        295,450
     30,100  Morgan Stanley Dean Witter & Co..............      1,411,588      1,933,323
     34,850  Schwab (Charles) Corp........................        893,495        533,205
                                                             ------------   ------------
                                                                3,513,889      3,731,518
                                                             ------------   ------------
             HEALTH CARE-DRUGS & DRUGGISTS SUNDRIES
             WHOLESALERS-0.25%
      9,400  Cardinal Health, Inc.........................        605,978        648,600
                                                             ------------   ------------
             HEALTH CARE-ELECTROMEDICAL
             MANUFACTURING-0.71%
     13,000  Medtronic, Inc. (with rights)................        646,057        598,130
     45,700  Waters Corp. (a).............................      1,677,658      1,261,777
                                                             ------------   ------------
                                                                2,323,715      1,859,907
                                                             ------------   ------------
             HEALTH CARE-GENERAL MEDICAL AND SURGICAL
             HOSPITALS-0.52%
     30,000  HCA, Inc.....................................      1,194,567      1,355,700
                                                             ------------   ------------
             HEALTH CARE-HEALTH AND PERSONAL CARE
             STORES-0.30%
     20,542  CVS Corp.....................................        817,767        792,921
                                                             ------------   ------------
             HEALTH CARE-MEDICAL AND DIAGNOSTIC
             LABORATORIES-0.24%
      8,200  Laboratory Corporation of America
               Holdings (a)...............................        585,633        630,580
                                                             ------------   ------------
             HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
             MANUFACTURING-3.07%
     71,300  Baxter International, Inc. (with rights)           2,584,765      3,493,700
     91,300  Johnson & Johnson............................      4,340,688      4,565,000
                                                             ------------   ------------
                                                                6,925,453      8,058,700
                                                             ------------   ------------
             HEALTH CARE-PHARMACEUTICAL AND MEDICINE
             MANUFACTURING-10.62%
     33,900  Abbott Laboratories..........................      1,617,715      1,627,539
     24,700  Allergan, Inc................................      1,934,123      2,111,850
     85,500  American Home Products Corp..................      4,500,594      4,996,620
     22,400  Amgen, Inc. (with rights) (a)................        963,146      1,359,232
      5,200  Forest Laboratories, Inc. (a)................        317,242        369,200
     15,000  King Pharmaceuticals, Inc. (a)...............        688,891        806,250
     42,700  MedImmune, Inc. (a)..........................      2,029,611      2,015,440
    254,300  Pfizer, Inc. (with rights)...................      7,781,707     10,184,715
     57,157  Pharmacia Corp. (with rights)................      2,767,586      2,626,364

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
     49,900  Schering-Plough Corp.........................   $  2,404,240   $  1,808,376
                                                             ------------   ------------
                                                               25,004,855     27,905,586
                                                             ------------   ------------
             HEALTH CARE-SCIENTIFIC RESEARCH AND
             DEVELOPMENT SERVICES-1.01%
     24,600  Genentech, Inc. (a)..........................      1,011,742      1,355,460
     19,000  IDEC Pharmaceuticals Corp. (a)...............      1,059,708      1,286,110
                                                             ------------   ------------
                                                                2,071,450      2,641,570
                                                             ------------   ------------
             INFORMATION-OTHER INFORMATION SERVICES-2.75%
    136,400  AOL Time Warner, Inc. (a)....................      6,584,537      7,229,200
        300  Juniper Networks, Inc. (a)...................         18,597          9,330
                                                             ------------   ------------
                                                                6,603,134      7,238,530
                                                             ------------   ------------
             INFORMATION-OTHER TELECOMMUNICATIONS-1.36%
     40,400  Crown Castle International Corp. (a).........      1,053,095        662,560
     20,600  Nextel Communications, Inc. Class A (a)......        344,514        360,500
    105,500  Sprint Corp. (PCS Group) (a).................      2,913,620      2,547,825
                                                             ------------   ------------
                                                                4,311,229      3,570,885
                                                             ------------   ------------
             INFORMATION-SOFTWARE PUBLISHERS-5.38%
     24,000  Adobe Systems, Inc...........................        783,303      1,128,000
    104,100  Microsoft Corp. (a)..........................      7,940,593      7,599,300
      9,400  Openwave Systems, Inc.
               (with rights) (a)..........................        320,290        326,180
     57,000  Oracle Corp. (a).............................        942,135      1,083,000
      8,500  Peregrine Systems, Inc. (a)..................        316,149        246,500
     27,300  Siebel Systems, Inc. (a).....................      1,574,639      1,280,370
     41,400  VeriSign, Inc. (a)...........................      2,342,301      2,484,414
                                                             ------------   ------------
                                                               14,219,410     14,147,764
                                                             ------------   ------------
             INFORMATION-WIRELESS TELECOMMUNICATIONS
             CARRIERS-1.12%
     15,200  China Mobile (Hong Kong) Ltd. ADR (a)........        466,362        407,208
          4  NTT DoCoMo, Inc..............................         71,911         69,596
    110,000  Vodafone Group plc ADR.......................      4,086,598      2,458,500
                                                             ------------   ------------
                                                                4,624,871      2,935,304
                                                             ------------   ------------
             MACHINERY MANUFACTURING-INDUSTRIAL
             MACHINERY-0.27%
     12,300  KLA-Tencor Corp. (a)........................         457,923        719,181
                                                             ------------   ------------
             MANAGEMENT, SCIENTIFIC AND TECH CONSULTING
             SERVICES-0.60%
     26,800  TMP Worldwide, Inc. (a)......................      1,295,338      1,584,148
                                                             ------------   ------------
             OTHER SERVICES-PERSONAL SERVICES-0.26%
     35,600  Cendant Corp. (a)............................        683,814        694,200
                                                             ------------   ------------
             PETROLEUM AND COAL-MINING SUPPORT
             ACTIVITIES-1.58%
     77,700  Baker Hughes, Inc............................      2,585,763      2,602,950
     34,100  BJ Services Co. (a)..........................      1,013,581        967,758
     14,100  Transocean Sedco Forex, Inc..................        589,813        581,625
                                                             ------------   ------------
                                                                4,189,157      4,152,333
                                                             ------------   ------------

FORTIS SERIES FUND, INC.
BLUE CHIP STOCK SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             PETROLEUM AND COAL-PRODUCTS
             MANUFACTURING-5.10%
     17,600  Amerada Hess Corp............................   $  1,173,310   $  1,422,080
     25,600  BP plc ADR...................................      1,335,408      1,276,160
     43,300  Chevron Corp.................................      3,808,258      3,918,650
     60,380  Exxon Mobil Corp.............................      4,164,330      5,274,193
     25,900  Royal Dutch Petroleum Co. NY Shares                1,523,196      1,509,193
                                                             ------------   ------------
                                                               12,004,502     13,400,276
                                                             ------------   ------------
             PIPELINE-TRANSPORTATION OF NATURAL GAS-0.28%
     14,000  El Paso Corp.................................        932,153        735,560
                                                             ------------   ------------
             PROFESSIONAL SERVICES-ADVERTISING AND RELATED
             SERVICES-0.76%
     23,300  Omnicom Group, Inc...........................      1,537,955      2,003,800
                                                             ------------   ------------
             PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
             AND RELATED-1.23%
     41,200  Automatic Data Processing, Inc...............      1,631,113      2,047,640
     12,300  Brocade Communications Systems, Inc. (a).....        401,410        541,077
      3,700  Electronic Data Systems Corp.................        234,200        231,250
     13,700  Sun Microsystems, Inc. (a)...................        369,265        215,364
      3,800  Check Point Software Technologies
               Ltd. (a)...................................        234,946        192,166
                                                             ------------   ------------
                                                                2,870,934      3,227,497
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             PUBLIC-ADMINISTRATION OF ENVIRONMENTAL
             QUALITY PROGRAMS-0.36%
     30,500  Waste Management, Inc........................   $    855,179   $    940,010
                                                             ------------   ------------
             RETAIL-BUILDING MATERIALS AND SUPPLIES
             DEALERS-0.92%
     51,800  Home Depot, Inc..............................      2,287,692      2,411,290
                                                             ------------   ------------
             RETAIL-DEPARTMENT STORES-0.70%
     53,400  Target Corp..................................      1,729,553      1,847,640
                                                             ------------   ------------
             RETAIL-GROCERY STORES-2.29%
    101,200  Kroger Co. (a)...............................      2,509,938      2,530,000
     72,900  Safeway, Inc. (a)............................      3,177,823      3,499,200
                                                             ------------   ------------
                                                                5,687,761      6,029,200
                                                             ------------   ------------
             RETAIL-OTHER GENERAL MERCHANDISE STORES-1.13%
     61,100  Wal-Mart Stores, Inc.........................      2,594,821      2,981,680
                                                             ------------   ------------
             TOBACCO MANUFACTURING -1.91%
     99,100  Philip Morris Companies, Inc.................      3,962,419      5,029,325
                                                             ------------   ------------
             UTILITIES-ELECTRIC GENERATION, TRANSMISSION
             AND DISTRIBUTION-0.28%
      2,000  Calpine Corp. (a)............................         93,292         75,600
     11,100  Duke Energy Corp.............................        455,305        433,011
      3,700  Exelon Corp..................................        243,036        237,244
                                                             ------------   ------------
                                                                  791,633        745,855
                                                             ------------   ------------
             TOTAL COMMON STOCKS..........................   $238,303,204   $258,250,061
                                                             ============   ============

SHORT-TERM INVESTMENTS-1.83%
--------------------------------------------------------------------------------

   Principal                                                      Market
    Amount                                                      Value (c)
  -----------                                                  ------------
               FINANCE-OTHER INVESTMENT POOLS AND
               FUNDS-1.83%
  $2,295,759   First American Prime Obligation Fund, Current
                 rate -- 3.72%..............................   $  2,295,759
   2,514,483   T Rowe Price Reserve Money Market Mutual
                 Fund-Current Rate -- 4.32%.................      2,514,483
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................      4,810,242
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $243,113,446) (b)..........................   $263,060,303
                                                               ============

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $244,427,430 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 36,172,972
Unrealized depreciation.....................................   (17,540,099)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 18,632,873
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.09% of total net assets as of June 30, 2001.

FORTIS SERIES FUND, INC.
BLUE CHIP STOCK SERIES II
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-93.58%
--------------------------------------------------------------------------------

                                                                            Market
   Shares                                                    Cost (b)      Value (c)
   -------                                                  -----------   -----------
            AEROSPACE PRODUCT AND PARTS
            MANUFACTURING-1.06%
     2,900  United Technologies Corp.....................   $   193,225   $   212,454
                                                            -----------   -----------
            BEVERAGE MANUFACTURING-0.43%
     1,900  Coca-Cola Co.................................       101,050        85,500
                                                            -----------   -----------
            CHEMICAL MANUFACTURING-BASIC CHEMICAL
            MANUFACTURING-0.59%
     2,600  Air Products and Chemicals, Inc..............        94,893       118,950
                                                            -----------   -----------
            COMPUTER MANUFACTURING-COMMUNICATIONS
            EQUIPMENT-3.70%
    21,400  Cisco Systems, Inc. (a)......................       960,041       389,480
     3,200  Comverse Technology, Inc. (a)................       271,810       184,384
     7,600  Nokia Oyj Corp. ADR..........................       293,130       167,504
                                                            -----------   -----------
                                                              1,524,981       741,368
                                                            -----------   -----------
            COMPUTER MANUFACTURING-COMPUTER AND
            PERIPHERAL EQUIPMENT-4.09%
     8,700  EMC Corp. (a)................................       598,177       252,735
     1,600  International Business Machines Corp.........       182,045       180,800
     5,800  VERITAS Software Corp. (a)...................       533,855       385,874
                                                            -----------   -----------
                                                              1,314,077       819,409
                                                            -----------   -----------
            COMPUTER MANUFACTURING-SEMICONDUCTOR,
            ELECTRONIC COMPONENT-7.84%
     2,600  Analog Devices, Inc. (a).....................       138,479       112,450
     4,400  Applied Materials, Inc. (a)..................       260,619       216,040
     5,300  Intel Corp...................................       260,507       155,025
     9,500  Sanmina Corp. (with rights) (a)..............       328,704       222,395
     2,900  Texas Instruments, Inc.......................       142,446        91,350
    11,400  Tyco International Ltd.......................       583,651       621,300
     3,700  Xilinx, Inc. (a).............................       222,336       152,588
                                                            -----------   -----------
                                                              1,936,742     1,571,148
                                                            -----------   -----------
            ELECTRICAL EQUIPMENT MANUFACTURING-5.28%
    21,700  General Electric Co..........................     1,107,829     1,057,875
                                                            -----------   -----------
            ENTERTAINMENT-DATA PROCESSING, HOSTING AND
            RELATED SERVICES-2.47%
     4,500  First Data Corp..............................       236,731       289,125
     3,200  Fiserv, Inc. (a).............................       154,200       204,736
                                                            -----------   -----------
                                                                390,931       493,861
                                                            -----------   -----------
            ENTERTAINMENT-MOTION PICTURE AND VIDEO
            INDUSTRIES-1.76%
     7,700  AT&T Corp.-Liberty Media Corp. (a)...........       157,003       134,673
     4,200  Viacom, Inc. Class B (a).....................       243,392       217,350
                                                            -----------   -----------
                                                                400,395       352,023
                                                            -----------   -----------
            FINANCE-DEPOSITORY CREDIT BANKING-7.05%
    14,500  Citigroup, Inc...............................       740,140       766,180
     4,000  Fifth Third Bancorp..........................       201,739       240,200
     9,100  JP Morgan Chase & Co.........................       443,260       405,860
                                                            -----------   -----------
                                                              1,385,139     1,412,240
                                                            -----------   -----------

                                                                            Market
   Shares                                                    Cost (b)      Value (c)
   -------                                                  -----------   -----------
            FINANCE-INSURANCE CARRIERS-3.65%
     6,200  American International Group, Inc. (a).......   $   516,447   $   533,200
     3,200  UnitedHealth Group, Inc......................       187,054       197,600
                                                            -----------   -----------
                                                                703,501       730,800
                                                            -----------   -----------
            FINANCE-NONDEPOSITORY CREDIT BANKING-4.97%
     6,500  American Express Co..........................       335,305       252,200
     4,700  Fannie Mae...................................       329,226       400,205
     4,900  Freddie Mac..................................       283,932       343,000
                                                            -----------   -----------
                                                                948,463       995,405
                                                            -----------   -----------
            FINANCE-SECURITIES AND COMMODITY CONTRACTS
            AND BROKERAGE-3.43%
     5,100  Merrill Lynch & Co., Inc.....................       306,308       302,175
     6,000  Morgan Stanley Dean Witter & Co..............       449,662       385,380
                                                            -----------   -----------
                                                                755,970       687,555
                                                            -----------   -----------
            HEALTH CARE-DRUGS & DRUGGISTS SUNDRIES
            WHOLESALERS-0.72%
     2,100  Cardinal Health, Inc.........................       137,949       144,900
                                                            -----------   -----------
            HEALTH CARE-ELECTROMEDICAL
            MANUFACTURING-1.38%
     6,000  Medtronic, Inc. (with rights)................       308,914       276,060
                                                            -----------   -----------
            HEALTH CARE-GENERAL MEDICAL AND SURGICAL
            HOSPITALS-0.81%
     3,600  HCA, Inc.....................................       137,853       162,684
                                                            -----------   -----------
            HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
            MANUFACTURING-0.80%
     3,200  Johnson & Johnson............................       149,193       160,000
                                                            -----------   -----------
            HEALTH CARE-PHARMACEUTICAL AND MEDICINE
            MANUFACTURING-12.25%
     4,100  Allergan, Inc................................       315,232       350,550
     4,400  American Home Products Corp..................       252,964       257,136
     5,500  Amgen, Inc. (with rights) (a)................       360,310       333,740
     1,800  Bristol-Myers Squibb Co......................       100,967        94,140
     3,000  Merck & Co., Inc.............................       255,103       191,730
    17,400  Pfizer, Inc. (with rights)...................       742,503       696,870
     6,700  Pharmacia Corp. (with rights)................       369,903       307,865
     6,100  Schering-Plough Corp.........................       277,150       221,064
                                                            -----------   -----------
                                                              2,674,132     2,453,095
                                                            -----------   -----------
            INFORMATION-OTHER INFORMATION SERVICES-2.83%
    10,700  AOL Time Warner, Inc. (a)....................       542,806       567,100
                                                            -----------   -----------
            INFORMATION-OTHER TELECOMMUNICATIONS-1.95%
    12,100  Nortel Networks Corp.........................       582,606       109,989
     7,000  SBC Communications, Inc......................       332,508       280,420
                                                            -----------   -----------
                                                                915,114       390,409
                                                            -----------   -----------
            INFORMATION-SOFTWARE PUBLISHERS-3.48%
     6,100  Microsoft Corp. (a)..........................       429,305       445,300
    13,300  Oracle Corp. (a).............................       430,444       252,700
                                                            -----------   -----------
                                                                859,749       698,000
                                                            -----------   -----------

FORTIS SERIES FUND, INC.
BLUE CHIP STOCK SERIES II (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                            Market
   Shares                                                    Cost (b)      Value (c)
   -------                                                  -----------   -----------
            INFORMATION-WIRED TELECOMMUNICATIONS
            CARRIERS-0.50%
     2,500  BellSouth Corp...............................   $   107,025   $   100,675
                                                            -----------   -----------
            INFORMATION-WIRELESS TELECOMMUNICATIONS
            CARRIERS-0.86%
     7,700  Vodafone Group plc ADR.......................       275,464       172,095
                                                            -----------   -----------
            MACHINERY MANUFACTURING-INDUSTRIAL
            MACHINERY-0.73%
     2,500  KLA-Tencor Corp. (a).........................       128,618       146,175
                                                            -----------   -----------
            MANUFACTURING-SOAP, CLEANING COMPOUND,
            TOILET-0.91%
     3,100  Colgate-Palmolive Co.........................       172,606       182,869
                                                            -----------   -----------
            PETROLEUM AND COAL-MINING SUPPORT
            ACTIVITIES-1.82%
     3,300  ENSCO International, Inc.....................       120,293        77,220
     3,200  Halliburton Co...............................       137,874       113,920
     1,800  Schlumberger Ltd.............................       129,573        94,770
     1,900  Transocean Sedco Forex, Inc..................        91,554        78,375
                                                            -----------   -----------
                                                                479,294       364,285
                                                            -----------   -----------
            PETROLEUM AND COAL-NATURAL GAS
            DISTRIBUTION-0.88%
     3,600  Enron Corp...................................       247,198       176,400
                                                            -----------   -----------
            PETROLEUM AND COAL-PRODUCTS
            MANUFACTURING-3.79%
     7,500  Exxon Mobil Corp.............................       630,706       655,125
     1,800  Royal Dutch Petroleum Co. NY Shares..........       107,107       104,886
                                                            -----------   -----------
                                                                737,813       760,011
                                                            -----------   -----------
            PIPELINE-TRANSPORTATION OF NATURAL GAS-1.44%
     2,600  Dynegy, Inc. Class A.........................       131,096       120,900
     3,200  El Paso Corp.................................       187,256       168,128
                                                            -----------   -----------
                                                                318,352       289,028
                                                            -----------   -----------
            PRIMARY METAL MANUFACTURING-ALUMINA AND
            ALUMINUM PRODUCTION-0.61%
     3,100  Alcoa, Inc...................................       116,820       122,140
                                                            -----------   -----------

                                                                            Market
   Shares                                                    Cost (b)      Value (c)
   -------                                                  -----------   -----------
            PROFESSIONAL SERVICES-ADVERTISING AND RELATED
            SERVICES-0.56%
     3,800  Interpublic Group of Companies, Inc..........   $   149,533   $   111,530
                                                            -----------   -----------
            PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
            AND RELATED-1.25%
     1,900  Check Point Software Technologies
              Ltd. (a)...................................       155,053        96,083
     9,800  Sun Microsystems, Inc. (a)...................       426,304       154,056
                                                            -----------   -----------
                                                                581,357       250,139
                                                            -----------   -----------
            RETAIL-BUILDING MATERIALS AND SUPPLIES
            DEALERS-2.05%
     8,800  Home Depot, Inc..............................       439,833       409,640
                                                            -----------   -----------
            RETAIL-DEPARTMENT STORES-1.21%
     7,000  Target Corp..................................       231,882       242,200
                                                            -----------   -----------
            RETAIL-GROCERY STORES-1.32%
     5,500  Safeway, Inc. (a)............................       271,954       264,000
                                                            -----------   -----------
            RETAIL-OTHER GENERAL MERCHANDISE STORES-2.36%
     2,600  Costco Wholesale Corp. (a)...................       103,516       106,808
     7,500  Wal-Mart Stores, Inc.........................       399,131       366,000
                                                            -----------   -----------
                                                                502,647       472,808
                                                            -----------   -----------
            TRANSIT-URBAN TRANSIT SYSTEMS-0.42%
     2,100  Canadian National Railway Co.................        69,316        85,050
                                                            -----------   -----------
            UTILITIES-ELECTRIC GENERATION, TRANSMISSION
            AND DISTRIBUTION-1.38%
     3,000  Calpine Corp. (a)............................       131,657       113,400
     4,200  Duke Energy Corp.............................       168,101       163,842
                                                            -----------   -----------
                                                                299,758       277,242
                                                            -----------   -----------
            WHOLESALERS-GROCERY AND RELATED
            PRODUCTS-0.95%
     7,000  SYSCO Corp...................................       185,531       190,050
                                                            -----------   -----------
            TOTAL COMMON STOCKS..........................   $21,897,907   $18,747,173
                                                            ===========   ===========

SHORT-TERM INVESTMENTS-6.54%
--------------------------------------------------------------------------------

   Principal                                                     Market
    Amount                                                      Value (c)
  -----------                                                  -----------
               FINANCE-DEPOSITORY CREDIT BANKING-0.26%
  $   51,255   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 3.86%........   $    51,255
                                                               -----------
               OTHER DIRECT FEDERAL OBLIGATIONS-5.04%
   1,011,000   Student Loan Marketing Association, 4.00%,
                 7-2-2001...................................     1,010,779
                                                               -----------
               U.S. TREASURY BILLS-1.24%
     250,000   US Treasury Bill, 3.48%, 9-20-2001 (e).......       248,064
                                                               -----------
               TOTAL SHORT-TERM INVESTMENTS.................     1,310,098
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $23,208,005) (b)...........................   $20,057,271
                                                               ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $23,291,272 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $   858,105
Unrealized depreciation.....................................   (4,092,106)
-------------------------------------------------------------------------
Net unrealized depreciation.................................  $(3,234,001)
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 3.67% of total net assets as of June 30, 2001.
 (e) Security pledged as initial margin deposit for open financial futures position detailed below:

FINANCIAL FUTURES-LONG
                                                                                                           Unrealized
                                                                           Market Value                  Appreciation/
                                                               Number of    Covered by                   (Depreciation)
Issuer                                                        Contract(s)  Contract(s)     Expiration     at 6/30/2001
------                                                        -----------  ------------    ----------    --------------
Standard & Poor's 500                                              9         $554,265    September 2001       $2,944

FORTIS SERIES FUND, INC.
INTERNATIONAL STOCK SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-97.67%
--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               DENMARK-0.82%
      28,500   TDC A/S -- INFORMATION-WIRED
                 TELECOMMUNICATIONS CARRIERS................   $  1,876,819   $  1,027,348
                                                               ------------   ------------
               FINLAND-0.99%
      43,600   UPM-Kymmene Oyj -- PAPER, PULP AND PAPERBOARD
                 MILLS......................................      1,281,785      1,232,484
                                                               ------------   ------------
               FRANCE-14.41%
      26,200   Alcatel S.A. -- COMPUTER
                 MANUFACTURING-COMMUNICATIONS EQUIPMENT.....        667,266        547,869
      46,900   Alstom -- MANUFACTURING-MISCELLANEOUS........      1,328,038      1,304,724
      20,794   Aventis S.A. -- CHEMICAL MANUFACTURING-OTHER
                 CHEMICAL AND PREPARATION...................      1,296,427      1,660,077
      74,060   Axa -- FINANCE-INSURANCE CARRIERS............      1,972,996      2,109,829
      21,600   BNP Paribas S.A. -- FINANCE-INTERNATIONAL
                 TRADE FINANCING............................      1,653,355      1,879,859
       6,210   Compagnie de
               Saint-Gobain -- MANUFACTURING-MISCELLANEOUS...       887,494        843,811
      38,900   Lagardere S.C.A. -- MANAGEMENT OF COMPANIES
                 AND ENTERPRISES............................      2,561,193      1,831,061
      90,500   Suez S.A. -- UTILITIES-WATER, SEWAGE AND
                 OTHER SYSTEMS..............................      2,738,596      2,911,458
      20,407   TotalFinaElf S.A. -- PETROLEUM AND
                 COAL-PRODUCTS MANUFACTURING................      1,867,001      2,857,545
      34,954   Vivendi Universal S.A. -- OTHER
                 SERVICES-COMMERCIAL AND INDUSTRIAL
                 MACHINERY AND EQUIPMENT....................      2,050,137      2,037,414
                                                               ------------   ------------
                                                                 17,022,503     17,983,647
                                                               ------------   ------------
               GERMANY-6.42%
      11,134   Allianz AG -- FINANCE-INSURANCE CARRIERS.....      3,756,463      3,268,011
      53,300   Bayerische Hypo-und Vereinsbank
                 AG -- FINANCE-INTERNATIONAL TRADE
                 FINANCING..................................      3,420,444      2,603,643
      27,100   E.On AG -- MANUFACTURING-MISCELLANEOUS.......      1,493,686      1,408,692
      56,400   ThyssenKrupp AG -- PRIMARY METAL
                 MANUFACTURING-IRON, STEEL MILLS AND
                 FERROALLY..................................      1,008,305        740,098
                                                               ------------   ------------
                                                                  9,678,898      8,020,444
                                                               ------------   ------------
               HONG KONG-0.57%
      71,000   Hutchison Whampoa Ltd. -- REAL ESTATE, RENTAL
                 AND LEASING-ACTIVITIES RELATED TO REAL
                 ESTATE.....................................        767,415        716,836
                                                               ------------   ------------
               IRELAND-1.27%
      26,000   Elan Corp. plc ADR (a) -- HEALTH
                 CARE-PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................      1,349,262      1,586,000
                                                               ------------   ------------
               ITALY-4.02%
      91,711   Alleanza Assicurazioni
                 S.p.A. -- FINANCE-INSURANCE AND EMPLOYEE
                 BENEFIT FUNDS..............................      1,238,570        967,426
     213,700   ENI S.p.A. -- PETROLEUM AND COAL-OIL AND GAS
                 EXTRACTION.................................      2,507,160      2,605,226
     112,500   San Paolo-IMI S.p.A. -- FINANCE-DEPOSITORY
                 CREDIT BANKING.............................      1,686,488      1,441,972
                                                               ------------   ------------
                                                                  5,432,218      5,014,624
                                                               ------------   ------------
               JAPAN-23.89%
       9,500   Acom Co. Ltd. -- FINANCE-OTHER FINANCIAL
                 INVESTMENT ACTIVITIES......................        996,634        838,639
      41,000   Canon, Inc. -- COMPUTER
                 MANUFACTURING-SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................      1,246,246      1,656,831
         139   East Japan Railway Co. -- TRANSIT-OTHER
                 TRANSIT AND GROUND PASSENGER
                 TRANSPORTATION.............................        786,158        802,437
     225,000   Fujitsu Ltd. -- COMPUTER
                 MANUFACTURING-SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................      4,716,137      2,363,294
     244,000   Hitachi Ltd. -- COMPUTER
                 MANUFACTURING-COMMUNICATIONS EQUIPMENT.....      2,674,808      2,396,568
          11   Japan Tobacco, Inc. -- TOBACCO
                 MANUFACTURING..............................         74,499         75,850
      71,000   Kao Corp. -- RETAIL-OTHER GENERAL MERCHANDISE
                 STORES.....................................      1,640,693      1,764,753
       7,000   Kyocera Corp. -- COMPUTER
                 MANUFACTURING-COMMUNICATIONS EQUIPMENT.....        680,642        617,383
         330   Mizuho Holdings, Inc. -- FINANCE-DEPOSITORY
                 CREDIT BANKING.............................      2,855,744      1,534,638
     313,000   Nikko Securities Co.
                 Ltd. -- FINANCE-INSURANCE AND EMPLOYEE
                 BENEFIT FUNDS..............................      2,709,350      2,507,112
     392,000   Nissan Motor Co. Ltd. -- MANUFACTURING-MOTOR
                 VEHICLE....................................      1,812,663      2,706,158
         102   NTT DoCoMo, Inc. -- INFORMATION-WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      1,245,784      1,774,695
      15,900   Orix Corp. -- REAL ESTATE, RENTAL AND
                 LEASING-ACTIVITIES RELATED TO REAL
                 ESTATE.....................................        863,159      1,546,400
      38,300   Sony Corp. -- COMPUTER
                 MANUFACTURING-COMMUNICATIONS EQUIPMENT.....      2,493,373      2,518,121
     284,000   Sumitomo Mitsui Banking
                 Corp. -- FINANCE-DEPOSITORY CREDIT
                 BANKING....................................      2,782,026      2,345,414
     212,000   Sumitomo Trust & Banking Co.
                 Ltd. -- FINANCE-INTERNATIONAL TRADE
                 FINANCING..................................        814,416      1,334,349
      25,700   Toyota Motor Corp. -- MANUFACTURING-MOTOR
                 VEHICLE....................................        899,499        904,610
      76,000   Yamanouchi Pharmaceutical Co. Ltd. -- HEALTH
                 CARE-PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................      2,535,781      2,132,777
                                                               ------------   ------------
                                                                 31,827,612     29,820,029
                                                               ------------   ------------
               NETHERLANDS-12.68%
     172,800   ABN-AMRO Holding
                 N.V. -- FINANCE-INTERNATIONAL TRADE
                 FINANCING..................................      4,048,406      3,246,231
      65,800   Akzo Nobel N.V. -- CHEMICAL
                 MANUFACTURING-BASIC CHEMICAL
                 MANUFACTURING..............................      2,805,956      2,785,315
     114,900   Getronics N.V. -- PROFESSIONAL
                 SERVICES-COMPUTER SYSTEMS DESIGN AND
                 RELATED....................................      2,418,301        476,644
      48,363   Heineken N.V. -- BEVERAGE MANUFACTURING......      1,591,968      1,950,149
      44,300   ING Groep N.V. -- FINANCE-INTERNATIONAL TRADE
                 FINANCING..................................      2,631,421      2,895,339
     110,604   Koninklijke (Royal) Philips Electronics
                 N.V.-Electrical Equipment
                 Manufacturing -- COMPONENT OTHER...........      3,241,220      2,931,783

--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
      57,500   Wolters Kluwer
                 N.V. -- ENTERTAINMENT-NEWSPAPER,
                 PERIODICAL, BOOK AND DATABASE PUBLISHERS...   $  1,374,613   $  1,545,575
                                                               ------------   ------------
                                                                 18,111,885     15,831,036
                                                               ------------   ------------
               PORTUGAL-0.97%
     173,400   Portugal Telecom, S.G.P.S., S.A. (with
                 rights) -- INFORMATION-WIRED
                 TELECOMMUNICATIONS CARRIERS................      1,877,180      1,209,636
                                                               ------------   ------------
               SINGAPORE-2.75%
     201,000   Oversea-Chinese Banking Corp.
                 Ltd. -- FINANCE-DEPOSITORY CREDIT
                 BANKING....................................      1,441,506      1,312,788
     336,304   United Overseas Bank
                 Ltd. -- FINANCE-DEPOSITORY CREDIT
                 BANKING....................................      2,052,248      2,122,665
                                                               ------------   ------------
                                                                  3,493,754      3,435,453
                                                               ------------   ------------
               SPAIN-3.03%
     135,700   Endesa S.A. -- UTILITIES-ELECTRIC GENERATION,
                 TRANSMISSION AND DISTRIBUTION..............      2,990,126      2,164,408
     131,548   Telefonica
                 S.A. (a) -- INFORMATION-TELECOMMUNICATIONS
                 RESELLERS..................................      1,837,086      1,621,526
                                                               ------------   ------------
                                                                  4,827,212      3,785,934
                                                               ------------   ------------
               SWEDEN-3.06%
     100,600   Electrolux AB Class B -- ELECTRICAL EQUIPMENT
                 MANUFACTURING-HOUSEHOLD APPLIANCE..........      1,605,320      1,390,881
     190,500   Investor AB Class B -- FINANCE-OTHER
                 INVESTMENT POOLS AND FUNDS.................      2,712,758      2,423,820
                                                               ------------   ------------
                                                                  4,318,078      3,814,701
                                                               ------------   ------------
               SWITZERLAND-2.80%
      53,056   ABB Ltd. -- ELECTRICAL EQUIPMENT
                 MANUFACTURING..............................      1,426,605        802,850
      20,400   Roche Holding AG -- HEALTH
                 CARE-PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................      2,301,400      1,469,708
       3,600   Zurich Financial Services
                 AG -- FINANCE-INSURANCE CARRIERS...........      1,710,127      1,227,705
                                                               ------------   ------------
                                                                  5,438,132      3,500,263
                                                               ------------   ------------
               UNITED KINGDOM-19.99%
     300,232   BAE Systems plc -- AEROSPACE PRODUCT AND
                 PARTS MANUFACTURING........................      1,605,001      1,436,694
     357,400   BP plc -- PETROLEUM AND COAL-OIL AND GAS
                 EXTRACTION.................................      2,930,328      2,937,975
     379,340   British Telecommunications
                 plc -- INFORMATION-WIRED TELECOMMUNICATIONS
                 CARRIERS...................................      3,791,644      2,382,095
     253,520   Cadbury Schweppes plc -- BEVERAGE
                 MANUFACTURING..............................      1,544,376      1,709,660
     235,514   Diageo plc -- BEVERAGE MANUFACTURING.........      2,013,441      2,580,258
      70,250   GlaxoSmithKline plc -- HEALTH CARE-MEDICAL
                 AND DIAGNOSTIC LABORATORIES................      2,006,489      1,975,993
     203,780   Great Universal Stores
                 plc -- RETAIL-ELECTRONIC SHOPPING AND
                 MAIL-ORDER HOUSES..........................      1,345,423      1,741,073
     292,115   HSBC Holdings plc -- FINANCE-DEPOSITORY
                 CREDIT BANKING.............................      3,417,016      3,461,249
   1,027,300   Invensys
                 plc -- MANUFACTURING-MISCELLANEOUS.........      3,449,194      1,943,250
     185,000   National Grid Group plc -- UTILITIES-ELECTRIC
                 GENERATION, TRANSMISSION AND
                 DISTRIBUTION...............................      1,581,779      1,363,365
     436,900   Tesco plc -- RETAIL-OTHER GENERAL MERCHANDISE
                 STORES.....................................      1,402,182      1,582,225
     830,600   Vodafone Group plc -- INFORMATION-WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      3,712,842      1,839,846
                                                               ------------   ------------
                                                                 28,799,715     24,953,683
                                                               ------------   ------------
               TOTAL COMMON STOCKS..........................   $136,102,468   $121,932,118
                                                               ============   ============

SHORT-TERM INVESTMENTS-2.11%
--------------------------------------------------------------------------------

   Principal                                                      Market
     Amount                                                     Value (c)
   ----------                                                  ------------
               FINANCE-DEPOSITORY CREDIT BANKING-2.11%
   $2,629,711  U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 3.86%........   $  2,629,711
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $138,732,179) (b)..........................   $124,561,829
                                                               ============

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $139,182,061 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  7,206,181
Unrealized depreciation.....................................   (21,826,413)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $(14,620,232)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

FORTIS SERIES FUND, INC.
INTERNATIONAL STOCK SERIES II
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-95.56%
--------------------------------------------------------------------------------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                 ------------   -----------
             AUSTRALIA-1.35%
     5,000   Brambles Industries
               Ltd. -- TRANSPORTATION -- OTHER SUPPORT
               ACTIVITIES.................................  $   137,386    $   121,944
    36,000   News Corp. Ltd. -- ENTERTAINMENT -- MOTION
               PICTURE AND VIDEO INDUSTRIES...............      404,619        288,458
    19,000   Publishing & Broadcasting
               Ltd. -- ENTERTAINMENT -- RADIO AND
               TELEVISION BROADCASTING....................      153,072         87,657
                                                            -----------    -----------
                                                                695,077        498,059
                                                            -----------    -----------
             BELGIUM-0.40%
     7,800   Dexia -- FINANCE -- DEPOSITORY CREDIT
               BANKING....................................      106,091        123,749
       630   UCB S.A. -- HEALTH CARE -- PHARMACEUTICAL AND
               MEDICINE MANUFACTURING.....................       21,635         21,894
                                                            -----------    -----------
                                                                127,726        145,643
                                                            -----------    -----------
             BRAZIL-0.31%
     2,700   Companhai Braasileira de Distribuicao Grupo
               Pao de Acucar ADR -- RETAIL -- OTHER
               GENERAL MERCHANDISE STORES.................       70,662         62,667
     2,000   Uniao de Bancos Brasileiros S.A.
               GDR -- FINANCE -- OTHER FINANCIAL
               INVESTMENT ACTIVITIES......................       67,370         50,900
                                                            -----------    -----------
                                                                138,032        113,567
                                                            -----------    -----------
             CANADA-1.15%
     1,370   Alcan, Inc. -- PRIMARY METAL
               MANUFACTURING -- ALUMINA AND ALUMINUM
               PRODUCTION.................................       43,187         57,595
     5,696   Celestica, Inc. (a) -- COMPUTER
               MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
               COMPONENT..................................      490,836        293,344
     2,280   Royal Bank of Canada -- FINANCE -- DEPOSITORY
               CREDIT BANKING.............................       68,979         72,970
                                                            -----------    -----------
                                                                603,002        423,909
                                                            -----------    -----------
             DENMARK-0.07%
       680   TDC A/S -- INFORMATION -- WIRED
               TELECOMMUNICATIONS CARRIERS................       37,678         24,512
                                                            -----------    -----------
             FINLAND-1.51%
    24,539   Nokia Oyj -- COMPUTER
               MANUFACTURING -- COMMUNICATIONS
               EQUIPMENT..................................    1,184,950        556,139
                                                            -----------    -----------
             FRANCE-13.75%
     5,031   Alcatel S.A. -- COMPUTER
               MANUFACTURING -- COMMUNICATIONS
               EQUIPMENT..................................      363,282        105,203
       560   Altran Technologies
               S.A. -- CONSTRUCTION -- OTHER HEAVY AND
               CIVIL ENGINEERING..........................       40,619         26,075
     9,840   Aventis S.A. -- HEALTH CARE -- PHARMACEUTICAL
               AND MEDICINE MANUFACTURING.................      510,145        783,803
    14,700   Axa -- FINANCE -- INSURANCE CARRIERS.........      537,402        418,775
     5,084   BNP Paribas S.A. -- FINANCE -- INTERNATIONAL
               TRADE FINANCING............................      460,081        442,463
       290   Canal Plus -- INFORMATION -- CABLE AND OTHER
               PROGRAM DISTRIBUTION.......................          911            867
       900   Cap Gemini S.A. -- PROFESSIONAL
               SERVICES -- COMPUTER SYSTEMS DESIGN AND
               RELATED....................................      169,123         65,527
     1,300   Compagnie de
             Saint-Gobain -- MANUFACTURING -- MISCELLANEOUS...     180,591     176,643
       870   Equant N.V. (a) -- ENTERTAINMENT -- DATA
               PROCESSING, HOSTING AND RELATED SERVICES...       21,418         15,644
       870   France Telecom-CVG Equant
               Rights -- ENTERTAINMENT -- DATA PROCESSING,
               HOSTING AND RELATED SERVICES...............       10,967          7,829
       720   Groupe Danone -- FOOD
               MANUFACTURING -- OTHER.....................       87,035         98,808
       640   Hermes International -- APPAREL
               MANUFACTURING -- ACCESSORIES AND OTHER.....       91,147         88,317
       337   LaFarge S.A. -- NONMETALLIC
               MANUFACTURING -- CEMENT AND CONCRETE
               PRODUCT....................................       26,867         28,816
       790   Legrand S.A. -- WHOLESALERS -- ELECTRICAL &
               ELECTRONIC GOODS MERCHANT..................      143,043        150,885
       750   L'Oreal S.A. -- WHOLESALERS -- MISCELLANEOUS
               NONDURABLE GOODS MERCHANT..................       56,866         48,415
       820   LVMN (Louis Vuitton Moet
               Hennessy) -- WHOLESALERS -- BEER, WINE,
               DISTILLED ALOCHOLIC BEVERAGE...............       63,576         41,306
    16,010   Orange S.A. (a) -- INFORMATION -- WIRELESS
               TELECOMMUNICATIONS CARRIERS................      147,500        130,119
     7,340   Sanofi-Synthelabo S.A. -- HEALTH
               CARE -- PHARMACEUTICAL AND MEDICINE
               MANUFACTURING..............................      372,005        481,589
       940   Schneider Electric
               S.A. -- WHOLESALERS -- MACHINERY,
               EQUIPMENT, SUPPLIES MERCHANT...............       64,040         51,966
     1,500   Societe Generale -- FINANCE -- COMMERCIAL
               BANKING....................................       93,551         88,830
     6,820   Societe Television Francaise
               1 -- ENTERTAINMENT -- RADIO AND TELEVISION
               BROADCASTING...............................      472,743        198,966
     5,336   Sodexho Alliance -- ACCOMMODATION AND FOOD
               SERVICE -- SPECIAL FOOD SERVICES...........      230,913        249,138
     6,743   TotalFinaElf S.A. -- PETROLEUM AND
               COAL -- PRODUCTS MANUFACTURING.............      779,184        944,207
     7,150   Vivendi Universal S.A. -- OTHER
               SERVICES -- COMMERCIAL AND INDUSTRIAL
               MACHINERY AND EQUIPMENT....................      570,477        416,762
                                                            -----------    -----------
                                                              5,493,486      5,060,953
                                                            -----------    -----------
             GERMANY-3.99%
     1,352   Allianz AG -- FINANCE -- INSURANCE
               CARRIERS...................................      458,636        396,834
     1,670   Bayer AG -- CHEMICAL MANUFACTURING -- BASIC
               CHEMICAL MANUFACTURING.....................       68,440         65,036
     2,669   Bayerische Hypo- und Vereinsbank
               AG -- FINANCE -- INTERNATIONAL TRADE
               FINANCING..................................      150,341        130,378
     4,691   Deutsche Bank AG -- FINANCE -- DEPOSITORY
               CREDIT BANKING.............................      394,897        335,186
     1,260   Deutsche Telekom
               AG -- INFORMATION -- TELECOMMUNICATIONS
               RESELLERS..................................       42,248         28,439

--------------------------------------------------------------------------------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                 ------------   -----------
     3,410   E.On AG -- MANUFACTURING -- MISCELLANEOUS....  $   161,508    $   177,256
     2,570   Gehe AG -- HEALTH CARE -- DRUGS & DRUGGISTS
               SUNDRIES WHOLESALERS.......................       89,838        100,085
       940   Rhoen-Klinikum AG -- HEALTH CARE -- GENERAL
               MEDICAL AND SURGICAL HOSPITALS.............       42,736         43,769
     1,000   SAP AG -- INFORMATION -- SOFTWARE
               PUBLISHERS.................................      199,075        137,911
       900   Siemens AG -- COMPUTER
               MANUFACTURING -- NAVIGATIONAL, MEASURING
               AND CONTROL INSTRUMENTS....................       93,252         54,479
                                                            -----------    -----------
                                                              1,700,971      1,469,373
                                                            -----------    -----------
             HONG KONG-2.39%
    20,000   Cheung Kong (Holdings) Ltd. -- REAL ESTATE,
               RENTAL AND LEASING -- ACTIVITIES RELATED TO
               REAL ESTATE................................      256,599        217,952
    55,000   China Mobile (Hong Kong)
               Ltd. (a) -- INFORMATION -- WIRELESS
               TELECOMMUNICATIONS CARRIERS................      396,819        290,517
    13,000   Henderson Land Development Co. Ltd. -- REAL
               ESTATE, RENTAL AND LEASING -- ACTIVITIES
               RELATED TO REAL ESTATE.....................       58,495         57,667
    31,000   Hutchison Whampoa Ltd. -- REAL ESTATE, RENTAL
               AND LEASING -- ACTIVITIES RELATED TO REAL
               ESTATE.....................................      427,545        312,985
                                                            -----------    -----------
                                                              1,139,458        879,121
                                                            -----------    -----------
             INDIA-0.55%
    10,000   ICICI Limited ADR -- FINANCE -- OTHER
               FINANCIAL INVESTMENT ACTIVITIES............      121,302         92,000
     7,000   Reliance Industries GDR -- TEXTILE -- OTHER
               TEXTILE PRODUCT MILLS......................       99,108        109,974
                                                            -----------    -----------
                                                                220,410        201,974
                                                            -----------    -----------
             ISRAEL-0.12%
       887   Check Point Software Technologies
               Ltd. (a) -- PROFESSIONAL
               SERVICES -- COMPUTER SYSTEMS DESIGN AND
               RELATED....................................       48,743         44,863
                                                            -----------    -----------
             ITALY-5.45%
    16,660   Alleanza Assicurazioni
               S.p.A. -- FINANCE -- INSURANCE AND EMPLOYEE
               BENEFIT FUNDS..............................      218,665        175,740
     3,200   Assicurazioni
               Generali -- FINANCE -- INSURANCE AND
               EMPLOYEE BENEFIT FUNDS.....................      102,741         96,174
   142,740   Banca Intesa S.p.A. -- FINANCE -- INSURANCE
               CARRIERS...................................      558,135        503,918
    12,000   Banca Nazionale del
               Lavoro (a) -- FINANCE -- COMMERCIAL
               BANKING....................................       39,869         37,589
    14,840   Bipop-Carire S.p.A. -- FINANCE -- DEPOSITORY
               CREDIT BANKING.............................      135,467         55,782
    24,950   ENI S.p.A. -- PETROLEUM AND COAL -- OIL AND
               GAS EXTRACTION.............................      271,937        304,167
     4,000   Mediaset S.p.A. -- ENTERTAINMENT -- RADIO AND
               TELEVISION BROADCASTING....................       68,578         33,661
     8,000   Mediolanum S.p.A. -- FINANCE -- INSURANCE
               CARRIERS...................................      132,590         80,596
   106,000   Olivetti S.p.A. -- INFORMATION -- OTHER
               TELECOMMUNICATIONS.........................      309,426        187,556
     2,000   San Paolo-IMI S.p.A. -- FINANCE -- DEPOSITORY
               CREDIT BANKING.............................       32,568         25,635
    41,000   Telecom Italia Mobile
               S.p.A. (T.I.M.) -- INFORMATION -- WIRELESS
               TELECOMMUNICATIONS CARRIERS................      353,619        208,958
    69,000   UniCredito Italiano
               S.p.A. -- FINANCE -- COMMERCIAL BANKING....      349,046        296,166
                                                            -----------    -----------
                                                              2,572,641      2,005,942
                                                            -----------    -----------
             JAPAN-17.50%
    17,000   Canon, Inc. -- COMPUTER
               MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
               COMPONENT..................................      729,615        686,979
     2,100   Fanuc Ltd. -- ELECTRICAL EQUIPMENT
               MANUFACTURING -- COMPONENT OTHER...........      224,727        104,562
        19   Fuji Television Network,
               Inc. -- ENTERTAINMENT -- RADIO AND
               TELEVISION BROADCASTING....................      263,158        109,229
     2,000   Fujisawa Pharmaceutical Co. Ltd. -- HEALTH
               CARE -- PHARMACEUTICAL AND MEDICINE
               MANUFACTURING..............................       45,304         45,221
     8,000   Fujitsu Ltd. -- COMPUTER
               MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
               COMPONENT..................................      220,080         84,028
     7,000   Hitachi Ltd. -- COMPUTER
               MANUFACTURING -- COMMUNICATIONS
               EQUIPMENT..................................       81,051         68,754
     2,000   Ito-Yokado Co. Ltd. -- RETAIL -- OTHER
               GENERAL MERCHANDISE STORES.................       97,308         92,207
     3,000   Kao Corp. -- RETAIL -- OTHER GENERAL
               MERCHANDISE STORES.........................       79,314         74,567
         9   KDDI Corp. -- INFORMATION -- OTHER
               TELECOMMUNICATIONS.........................       42,585         41,998
     2,000   Kyocera Corp. -- COMPUTER
               MANUFACTURING -- COMMUNICATIONS
               EQUIPMENT..................................      327,948        176,395
    12,000   Marui Co. Ltd. -- RETAIL -- DEPARTMENT
               STORES.....................................      174,985        173,188
     2,000   Matsushita Communication Industrial Co.
               Ltd. -- INFORMATION -- TELECOMMUNICATIONS
               RESELLERS..................................      254,526         91,084
    17,000   Matsushita Electric Industrial Co.
               Ltd. -- COMPUTER
               MANUFACTURING -- COMMUNICATIONS
               EQUIPMENT..................................      439,318        266,068
    20,000   Mitsui Fudosan Co. Ltd. -- REAL ESTATE,
               RENTAL AND LEASING -- ACTIVITIES RELATED TO
               REAL ESTATE................................      220,690        215,523
        69   Mizuho Holdings,
               Inc. -- FINANCE -- DEPOSITORY CREDIT
               BANKING....................................      483,624        320,879
     4,100   Murata Manufacturing Co. Ltd. -- ELECTRICAL
               EQUIPMENT MANUFACTURING -- COMPONENT
               OTHER......................................      628,377        272,522
    25,000   NEC Corp. -- COMPUTER
               MANUFACTURING -- COMPUTER AND PERIPHERAL
               EQUIPMENT..................................      657,184        337,757
        39   Nippon Telegraph and Telephone
               Corp. -- INFORMATION -- WIRED
               TELECOMMUNICATIONS CARRIERS................      377,690        203,255
    18,000   Nomura Securities Co.
               Ltd. -- FINANCE -- OTHER FINANCIAL
               INVESTMENT ACTIVITIES......................      406,875        344,933
        36   NTT DoCoMo, Inc. -- INFORMATION -- WIRELESS
               TELECOMMUNICATIONS CARRIERS................      817,685        626,363
     7,000   Sankyo Co. Ltd. -- HEALTH
               CARE -- PHARMACEUTICAL AND MEDICINE
               MANUFACTURING..............................      165,698        126,283
     3,000   Seven-Eleven Japan Co.
               Ltd. -- RETAIL -- OTHER GENERAL MERCHANDISE
               STORES.....................................      183,748        117,142
     5,000   Shin-Etsu Chemical Co. Ltd. -- CHEMICAL
               MANUFACTURING -- RESIN, SYNTHETIC RUBBER
               AND FILAMENTS..............................      220,122        183,611

FORTIS SERIES FUND, INC.
INTERNATIONAL STOCK SERIES II (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                 ------------   -----------
     7,000   Shiseido Co. Ltd. -- HEALTH CARE -- HEALTH
               AND PERSONAL CARE STORES...................  $    81,147    $    65,667
     8,700   Sony Corp. -- COMPUTER
               MANUFACTURING -- COMMUNICATIONS
               EQUIPMENT..................................      918,094        572,001
    13,000   Sumitomo Corp. -- TRANSPORTATION -- DEEP SEA,
               COASTAL, GREAT LAKES WATER.................      112,194         90,996
    31,000   Sumitomo Mitsui Banking
               Corp. -- FINANCE -- DEPOSITORY CREDIT
               BANKING....................................      368,065        256,014
     1,500   TDK Corp. -- COMPUTER
               MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
               COMPONENT..................................      206,463         69,877
     2,300   Tokyo Electron Ltd. -- MACHINERY
               MANUFACTURING -- INDUSTRIAL MACHINERY......      186,656        139,232
    46,000   Toshiba Corp. -- COMPUTER
               MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
               COMPONENT..................................      398,144        243,056
        13   UFJ Holdings, Inc. (a) -- FINANCE -- OTHER
               FINANCIAL INVESTMENT ACTIVITIES............       93,912         69,941
     6,000   Yamanouchi Pharmaceutical Co. Ltd. -- HEALTH
               CARE -- PHARMACEUTICAL AND MEDICINE
               MANUFACTURING..............................      276,490        168,377
                                                            -----------    -----------
                                                              9,782,777      6,437,709
                                                            -----------    -----------
             LUXEMBOURG-0.09%
       249   Societe Europeene des Satellites
             FDR (a) -- INFORMATION -- TELECOMMUNICATIONS
               SATELLITE..................................       37,014         32,675
                                                            -----------    -----------
             MEXICO-1.43%
    40,000   Fomento Economico Mexicano, S.A. de
               C.V. -- BEVERAGE MANUFACTURING.............      175,276        172,721
    19,000   Grupo Financiero Banamex Accival
               S.A. -- MANAGEMENT OF COMPANIES AND
               ENTERPRISES................................       36,573         48,736
     4,000   Grupo Iusacell S.A. de C.V.
               ADR (a) -- INFORMATION -- WIRELESS
               TELECOMMUNICATIONS CARRIERS................       53,740         27,640
     6,102   Grupo Televisa S.A.
               GDR (a) -- ENTERTAINMENT -- RADIO AND
               TELEVISION BROADCASTING....................      397,545        244,141
       912   Telefonos de Mexico S.A. ADR
             Class L -- INFORMATION -- TELECOMMUNICATIONS
               RESELLERS..................................       31,814         32,002
                                                            -----------    -----------
                                                                694,948        525,240
                                                            -----------    -----------
             NETHERLANDS-7.02%
     2,860   ABN-AMRO Holding
               N.V. -- FINANCE -- INTERNATIONAL TRADE
               FINANCING..................................       60,159         53,728
       480   Akzo Nobel N.V. -- CHEMICAL
               MANUFACTURING -- BASIC CHEMICAL
               MANUFACTURING..............................       20,312         20,318
     8,830   ASML Holding N.V. -- MACHINERY
               MANUFACTURING -- OTHER GENERAL PURPOSE.....      341,844        198,026
     5,160   Elsevier N.V. -- ENTERTAINMENT -- NEWSPAPER,
               PERIODICAL, BOOK AND DATABASE PUBLISHERS...       65,131         64,216
    11,420   ING Groep N.V. -- FINANCE -- INTERNATIONAL
               TRADE FINANCING............................      628,719        746,383
    15,692   Koninklijke (Royal) Philips Electronics
               N.V. -- ELECTRICAL EQUIPMENT
               MANUFACTURING -- COMPONENT OTHER...........      526,500        415,949
     1,117   KPN N.V. -- INFORMATION -- WIRED
               TELECOMMUNICATIONS CARRIERS................       27,115          6,337
     6,920   Royal Dutch Petroleum Co. -- PETROLEUM AND
               COAL -- PRODUCTS MANUFACTURING.............      428,361        398,259
    14,860   VNU N.V. -- ENTERTAINMENT -- NEWSPAPER,
               PERIODICAL, BOOK AND DATABASE PUBLISHERS...      769,760        503,219
     6,590   Wolters Kluwer
               N.V. -- ENTERTAINMENT -- NEWSPAPER,
               PERIODICAL, BOOK AND DATABASE PUBLISHERS...      131,375        177,136
                                                            -----------    -----------
                                                              2,999,276      2,583,571
                                                            -----------    -----------
             NORWAY-0.38%
     6,180   Orkla ASA -- FOOD MANUFACTURING -- OTHER.....      121,996        111,871
     3,720   Statoil ASA (a) -- PETROLEUM AND COAL -- OIL
               AND GAS EXTRACTION.........................       27,856         27,494
                                                            -----------    -----------
                                                                149,852        139,365
                                                            -----------    -----------
             PORTUGAL-0.38%
     3,910   Jeronimo Martins, S.G.P.S.,
               S.A. -- WHOLESALERS -- GROCERY AND RELATED
               PRODUCT MERCHANT...........................       41,751         25,158
    16,312   Portugal Telecom, S.G.P.S., S.A. (with
               rights) -- INFORMATION -- WIRED
               TELECOMMUNICATIONS CARRIERS................      143,838        113,792
                                                            -----------    -----------
                                                                185,589        138,950
                                                            -----------    -----------
             SINGAPORE-0.65%
     2,907   Flextronics International
               Ltd. (a) -- COMPUTER
               MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
               COMPONENT..................................       96,445         75,902
    26,000   United Overseas Bank
               Ltd. -- FINANCE -- DEPOSITORY CREDIT
               BANKING....................................      169,494        164,105
                                                            -----------    -----------
                                                                265,939        240,007
                                                            -----------    -----------
             SOUTH KOREA-0.27%
     2,013   Korea Telecom Corp.
               ADR -- INFORMATION -- OTHER
               TELECOMMUNICATIONS.........................       74,719         44,246
     2,700   Pohang Iron & Steel Co. Ltd. ADR -- PRIMARY
               METAL MANUFACTURING -- IRON, STEEL MILLS
               AND FERROALLY..............................       49,442         53,244
                                                            -----------    -----------
                                                                124,161         97,490
                                                            -----------    -----------
             SPAIN-2.79%
    28,810   Banco Bilbao Vizcaya Argentaria
               S.A. -- FINANCE -- DEPOSITORY CREDIT
               BANKING....................................      420,347        372,688
    23,063   Banco Santander Central Hispano
               S.A. -- FINANCE -- COMMERCIAL BANKING......      251,400        208,919
     7,819   Endesa S.A. -- UTILITIES -- ELECTRIC
               GENERATION, TRANSMISSION AND
               DISTRIBUTION...............................      151,345        124,713
     4,232   Repsol YPF S.A. -- PETROLEUM AND COAL -- OIL
               AND GAS EXTRACTION.........................       84,922         69,865
    13,729   Telefonica
             S.A. (a) -- INFORMATION -- TELECOMMUNICATIONS
               RESELLERS..................................      222,539        169,231

--------------------------------------------------------------------------------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                 ------------   -----------
     2,163   Telefonica S.A.
             ADR (a) -- INFORMATION -- TELECOMMUNICATIONS
               RESELLERS..................................  $   129,080    $    80,550
                                                            -----------    -----------
                                                              1,259,633      1,025,966
                                                            -----------    -----------
             SWEDEN-3.11%
     5,680   Electrolux AB Class B -- ELECTRICAL EQUIPMENT
               MANUFACTURING -- HOUSEHOLD APPLIANCE.......       72,709         78,531
     8,210   Hennes & Mauritz AB -- TEXTILE -- FABRIC
               FINISHING AND FABRIC COATING MILLS.........      142,531        140,662
    54,840   Nordic Baltic Holding AB -- FINANCE -- OTHER
               FINANCIAL INVESTMENT ACTIVITIES............      273,408        312,352
     1,680   Sandvik AB -- MACHINERY
               MANUFACTURING -- METALWORKING..............       32,455         33,799
    22,220   Securitas AB -- WASTE MANAGEMENT,
               ADMINISTRATIVE -- INVESTIGATION AND
               SECURITY SERVICES..........................      496,571        388,861
    34,920   Telefonaktiebolaget LM Ericsson
               AB -- COMPUTER
               MANUFACTURING -- COMMUNICATIONS
               EQUIPMENT..................................      640,428        190,874
                                                            -----------    -----------
                                                              1,658,102      1,145,079
                                                            -----------    -----------
             SWITZERLAND-5.11%
     4,480   ABB Ltd. -- ELECTRICAL EQUIPMENT
               MANUFACTURING..............................      116,362         67,792
     7,290   Adecco S.A. -- WASTE MANAGEMENT,
               ADMINISTRATIVE -- EMPLOYMENT SERVICES......      496,772        343,107
       450   Credit Suisse
               Group -- REG -- FINANCE -- COMMERCIAL
               BANKING....................................       93,771         73,978
     3,290   Nestle S.A. -- FOOD MANUFACTURING -- OTHER...      649,015        699,182
     2,740   Roche Holding AG -- HEALTH
               CARE -- PHARMACEUTICAL AND MEDICINE
               MANUFACTURING..............................      231,426        197,402
     4,370   STMicroelectronics N.V. -- COMPUTER
               MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
               COMPONENT..................................      249,753        151,685
     2,430   UBS AG -- FINANCE -- INTERNATIONAL TRADE
               FINANCING..................................      337,733        348,109
                                                            -----------    -----------
                                                              2,174,832      1,881,255
                                                            -----------    -----------
             UNITED KINGDOM-25.79%
     4,000   Abbey National plc -- FINANCE -- REAL ESTATE
               CREDIT (MORTGAGE BANKING)..................       47,536         70,039
    10,486   AstraZeneca plc -- HEALTH
               CARE -- PHARMACEUTICAL AND MEDICINE
               MANUFACTURING..............................      460,978        487,405
     7,000   BG Group plc -- WHOLESALERS -- PETROLEUM AND
               PETROLEUM PRODUCTS.........................       29,684         27,590
    26,000   BP plc -- PETROLEUM AND COAL -- OIL AND GAS
               EXTRACTION.................................      242,810        213,731
     9,000   British Telecommunications
               plc -- INFORMATION -- WIRED
               TELECOMMUNICATIONS CARRIERS................       52,495         56,516
    16,358   Cable & Wireless plc -- INFORMATION -- WIRED
               TELECOMMUNICATIONS CARRIERS................      276,831         96,222
    25,700   Cadbury Schweppes plc -- BEVERAGE
               MANUFACTURING..............................      159,161        173,313
     7,000   Celltech Group plc (a) -- HEALTH
               CARE -- MEDICAL AND DIAGNOSTIC
               LABORATORIES...............................      139,735        117,941
    18,000   Centrica plc -- WHOLESALERS -- PETROLEUM AND
               PETROLEUM PRODUCTS MERCHANT................       56,703         57,529
    72,019   Compass Group plc -- ACCOMMODATION AND FOOD
               SERVICE -- SPECIAL FOOD SERVICES...........      569,701        576,326
    10,000   David S. Smith (Holdings)
               plc -- PAPER (CONVERTED) PRODUCT
               MANUFACTURING..............................       21,738         19,830
    41,400   Diageo plc -- BEVERAGE MANUFACTURING.........      293,082        453,573
     5,000   Dimension Data Holdings
               plc -- INFORMATION -- OTHER INFORMATION
               SERVICES...................................       47,196         18,986
    12,640   Electrocomponents plc -- ELECTRICAL EQUIPMENT
               MANUFACTURING -- COMPONENT OTHER...........      126,122         95,640
    12,100   GKN plc -- MANUFACTURING -- MOTOR VEHICLE
               PARTS......................................      153,956        116,484
    58,029   GlaxoSmithKline plc -- HEALTH CARE -- MEDICAL
               AND DIAGNOSTIC LABORATORIES................    1,616,561      1,632,240
    68,958   Granada plc -- RECREATION -- OTHER AMUSEMENT
               AND RECREATION INDUSTRIES..................      237,092        144,747
    18,686   Hays plc -- WASTE MANAGEMENT,
               ADMINISTRATIVE -- BUSINESS SUPPORT
               SERVICES...................................      106,566         48,158
    13,000   Hilton Group plc -- RECREATION -- GAMBLING
               INDUSTRIES.................................       37,798         43,697
     8,000   HSBC Holdings plc -- FINANCE -- DEPOSITORY
               CREDIT BANKING.............................      116,480         94,617
    22,000   Kingfisher plc -- RETAIL -- OTHER GENERAL
               MERCHANDISE STORES.........................      139,904        119,045
    17,000   Lattice Group plc -- PETROLEUM AND
               COAL -- NATURAL GAS DISTRIBUTION...........       34,713         37,955
    32,742   Reckitt Benckiser
               plc -- MANUFACTURING -- SOAP, CLEANING
               COMPOUND, TOILET...........................      367,631        471,535
    75,000   Reed International
               plc -- ENTERTAINMENT -- NEWSPAPER,
               PERIODICAL, BOOK AND DATABASE PUBLISHERS...      666,590        664,524
    20,735   Rio Tinto plc -- PETROLEUM AND COAL -- MINING
               SUPPORT ACTIVITIES.........................      349,078        368,021
    35,696   Royal Bank of Scotland Group
               plc -- FINANCE -- DEPOSITORY CREDIT
               BANKING....................................      678,526        786,679
       680   Sainsbury (J) plc -- RETAIL -- GROCERY
               STORES.....................................        3,940          4,239
    95,211   Shell Transport & Trading
               Company -- PETROLEUM AND COAL -- OIL AND
               GAS EXTRACTION.............................      835,648        791,377
    15,000   Standard Charter plc -- FINANCE -- DEPOSITORY
               CREDIT BANKING.............................      218,628        192,185
    51,500   Tesco plc -- RETAIL -- OTHER GENERAL
               MERCHANDISE STORES.........................      167,237        186,506
    48,000   Tomkins plc -- MACHINERY
               MANUFACTURING -- INDUSTRIAL MACHINERY......      136,834        123,538
    18,000   Unilever plc -- WHOLESALERS -- MISCELLANEOUS
               NONDURABLE GOODS...........................      107,464        151,638
     5,273   United Business Media
               plc -- ENTERTAINMENT -- NEWSPAPER,
               PERIODICAL, BOOK AND DATABASE PUBLISHERS...       69,073         42,862
   276,740   Vodafone Group plc -- INFORMATION -- WIRELESS
               TELECOMMUNICATIONS CARRIERS................    1,134,846        613,002

FORTIS SERIES FUND, INC.
INTERNATIONAL STOCK SERIES II (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                 ------------   -----------
    39,710   WPP Group plc -- PROFESSIONAL
               SERVICES -- ADVERTISING AND RELATED
               SERVICES...................................  $   382,609    $   390,937
                                                            -----------    -----------
                                                             10,084,946      9,488,627
                                                            -----------    -----------
             TOTAL COMMON STOCKS..........................  $43,379,243    $35,159,989
                                                            ===========    ===========

PREFERRED STOCKS-0.22%
--------------------------------------------------------------------------------

                                                                           Market
   Shares                                                   Cost (b)      Value (c)
   ------                                                 ------------   -----------
           BRAZIL-0.22%
   1,720   Telecomunicacoes Brasileiras S.A. ADR
             Preferred  -- INFORMATION -- OTHER
             TELECOMMUNICATIONS.........................  $   149,308    $    80,410
                                                          -----------    -----------
           TOTAL LONG-TERM INVESTMENTS..................  $43,528,551    $35,240,399
                                                          ===========    ===========

SHORT-TERM INVESTMENTS-0.72%
--------------------------------------------------------------------------------

   Principal                                                    Market
    Amount                                                     Value (c)
   ---------                                                  -----------
              FINANCE-DEPOSITORY CREDIT BANKING-0.72%
   $264,915   U.S. Bank N.A. Money Market Variable Rate
                Time Deposit, Current rate -- 3.86%........   $   264,915
                                                              -----------
              TOTAL INVESTMENTS IN SECURITIES (COST:
                $43,793,466) (b)...........................   $35,505,314
                                                              ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $43,927,513 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  1,409,630
Unrealized depreciation.....................................    (9,831,829)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $ (8,422,199)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

FORTIS SERIES FUND, INC.
MID CAP STOCK SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-96.98%
--------------------------------------------------------------------------------

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
           BASIC INDUSTRY-10.75%
   8,800   Albany International Corp. Class A...........   $   178,292   $   166,320
   6,100   Alexander & Baldwin, Inc.....................       166,966       157,075
   6,100   American Standard Companies, Inc. (a)........       293,478       366,610
  12,000   Apogent Technologies, Inc. (a)...............       284,446       295,200
   3,600   Ashland, Inc.................................       146,945       144,360
   3,900   Bemis Co., Inc...............................       136,788       156,663
   4,700   Bowater, Inc.................................       231,765       210,278
   4,700   C&D Technologies, Inc........................       223,714       145,700
   8,600   Cytec Industries, Inc. (a)...................       260,183       326,800
   5,000   Engelhard Corp...............................        94,896       128,950
   3,600   H.B. Fuller Co...............................       150,747       179,640
   5,600   Harsco Corp..................................       153,260       151,928
   3,000   Kennametal, Inc..............................        91,597       110,700
   6,400   Lennar Corp..................................       211,244       266,880
  12,500   Lyondell Chemical Co.........................       213,369       192,250
   3,000   Macrovision Corp. (a)........................       193,634       205,500
   4,400   Parker-Hannifin Corp.........................       170,227       186,736
   6,100   Precision Castparts Corp.....................       228,808       228,262
   3,900   R.J. Reynolds Tobacco Holdings, Inc..........       198,102       212,940
   7,700   Sonoco Products Co...........................       187,491       191,576
   3,600   Teekay Shipping Corp.........................       166,185       144,072
  12,500   Viad Corp....................................       339,968       330,000
   4,700   York International Corp......................       142,186       164,594
                                                           -----------   -----------
                                                             4,464,291     4,663,034
                                                           -----------   -----------
           CAPITAL SPENDING-26.21%
   5,100   Administaff, Inc. (a)........................       200,389       132,600
   2,900   Advent Software, Inc. (a)....................       159,409       184,150
   8,700   Apollo Group, Inc. Class A (a)...............       322,549       369,315
  12,800   Arrow Electronics, Inc. (a)..................       333,947       310,912
  10,100   Atmel Corp. (a)..............................       204,995       136,249
  10,000   Belo Corp. Class A...........................       191,500       188,400
   3,000   Black Box Corp. (a)..........................       182,553       202,080
   4,400   Cabot Microelectronics Corp. (a).............       218,071       272,800
  15,300   Cadence Design Systems, Inc. (a).............       360,186       285,039
   6,200   CommScope, Inc. (a)..........................       153,133       145,700
  12,400   D.R. Horton, Inc.............................       254,058       281,480
   5,000   Diebold, Inc.................................       138,295       160,750
   8,100   DST Systems, Inc. (a)........................       321,843       426,870
   3,800   Dupont Photomasks, Inc. (a)..................       198,474       183,350
   3,900   Electro Scientific Industries, Inc. (a)......       158,703       148,590
   2,900   Electronic Arts, Inc. (a)....................       154,054       167,910
   2,500   Entercom Communications Corp. (a)............        93,502       134,025
   6,700   Federal Signal Corp..........................       158,419       157,249
   6,900   Hanover Compressor Co. (a)...................       256,051       228,321
   7,200   Henry (Jack) & Associates, Inc...............       164,529       223,200
   4,400   InFocus Corp. (a)............................        96,176        89,716
   5,000   International Rectifier Corp. (a)............       259,713       170,500
   3,000   L-3 Communications Holdings, Inc. (a)........       250,319       228,900
   5,300   Lattice Semiconductor Corp. (a)..............       137,828       129,320
  11,300   Macromedia, Inc. (a).........................       297,631       203,400
   6,500   Mentor Graphics Corp. (a)....................       154,245       113,750
   1,400   Mercury Interactive Corp. (a)................       184,149        83,860
   6,400   Microchip Technology, Inc. (a)...............       236,839       219,200
   6,100   National Instruments Corp. (a)...............       220,527       197,945
   4,200   Novellus Systems, Inc. (a)...................       201,821       238,518
   4,500   NVIDIA Corp. (a).............................       326,800       417,375
   2,800   PerkinElmer, Inc.............................       159,728        77,084

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
   8,200   Polycom, Inc. (a)............................   $   327,014   $   189,338
   9,300   Rational Software Corp. (a)..................       385,728       260,865
   5,000   Republic Services, Inc. (a)..................        92,790        99,250
   8,100   Reynolds & Reynolds Co. Class A..............       179,106       177,795
   5,600   Scholastic Corp. (a).........................       194,413       235,760
   7,200   SEI Investments Co...........................       276,870       341,280
   7,400   Semtech Corp. (a)............................       279,478       222,000
   2,900   SPX Corp. (a)................................       312,398       363,022
  24,000   SunGard Data Systems, Inc. (with rights) (a)        438,313       720,240
  10,400   Sybase, Inc. (a).............................       227,128       171,080
   7,200   Symantec Corp. (a)...........................       398,950       314,568
   2,000   Telephone & Data Systems, Inc................       214,063       217,500
   1,900   THQ, Inc. (a)................................        83,445       113,297
   2,200   U.S. Cellular Corp. (a)......................       131,796       126,830
   6,700   United Rentals, Inc. (a).....................       136,597       173,865
   5,600   Valassis Communications, Inc. (a)............       175,868       200,480
  12,500   Vishay Intertechnology, Inc. (a).............       448,795       287,500
     500   Washington Post Co. Class B..................       304,923       287,000
   9,700   Westwood One, Inc. (a).......................       193,979       357,445
                                                           -----------   -----------
                                                            11,552,090    11,367,673
                                                           -----------   -----------
           CONSUMER CYCLICAL-10.90%
   7,900   American Eagle Outfitters, Inc. (a)..........       179,582       278,396
   6,900   Atlas Air Worldwide Holdings, Inc. (with
             rights) (a)................................       204,033        97,704
   8,100   Avnet, Inc...................................       268,224       181,602
  10,600   BJ's Wholesale Club, Inc. (a)................       369,890       564,556
  12,000   Brinker International, Inc. (a)..............       246,437       310,200
   5,900   Callaway Golf Co.............................       132,339        93,220
   7,800   Cox Radio, Inc. Class A (a)..................       166,430       217,230
   8,100   Darden Restaurants, Inc......................       148,664       225,990
   7,200   Herman Miller, Inc...........................       184,727       174,240
   5,900   International Game Technology (a)............       328,335       369,281
   2,700   Johnson Controls, Inc........................       165,005       195,669
   8,900   Jones Apparel Group, Inc. (a)................       349,973       384,480
   2,800   Lear Corp. (a)...............................        92,810        97,720
   7,400   MGM Mirage, Inc..............................       206,254       221,704
   4,200   Mohawk Industries, Inc. (a)..................       129,606       147,840
   4,400   Neiman Marcus Group, Inc. (The) Class A (a)         172,599       136,400
   3,900   Payless ShoeSource, Inc. (a).................       235,428       252,330
   7,200   Tech Data Corp. (a)..........................       276,050       240,192
   6,900   Williams-Sonoma, Inc. (a)....................       184,326       267,858
   8,100   Zale Corp. (a)...............................       283,382       272,970
                                                           -----------   -----------
                                                             4,324,094     4,729,582
                                                           -----------   -----------
           CONSUMER STAPLES-3.39%
   3,600   Alberto-Culver Co. Class B...................       120,228       151,344
   3,900   Dean Foods Co................................       140,786       156,780
   8,900   Energizer Holdings, Inc. (a).................       224,771       204,255
   5,900   McCormick & Company, Inc.....................       198,979       247,918
   3,400   Pepsi Bottling Group, Inc....................       105,446       136,340
   4,800   Smithfield Foods, Inc. (a)...................       164,550       193,440
   4,200   Suiza Foods Corp. (a)........................       190,761       223,020
  17,000   Tyson Foods, Inc. Class A....................       216,832       156,570
                                                           -----------   -----------
                                                             1,362,353     1,469,667
                                                           -----------   -----------
           ENERGY & RELATED-7.91%
  15,600   BJ Services Co. (a)..........................       433,515       442,728
   5,200   Energen Corp.................................       156,870       143,520
  14,200   ENSCO International, Inc.....................       418,147       332,280

FORTIS SERIES FUND, INC.
MID CAP STOCK SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
   6,800   Equitable Resources, Inc.....................   $   176,239   $   226,508
   5,600   Louis Dreyfus Natural Gas Corp. (a)..........       188,202       195,160
  10,600   Marine Drilling Companies, Inc. (a)..........       320,090       202,566
   4,800   Murphy Oil Corp..............................       292,028       353,280
   3,900   Nabors Industries, Inc. (a)..................       174,510       145,080
   2,700   Noble Affiliates, Inc........................       102,964        95,445
  10,000   Questar Corp.................................       207,706       247,600
   9,100   Rowan Companies, Inc. (a)....................       274,381       201,110
   8,500   Tidewater, Inc...............................       382,908       320,450
  11,100   Ultramar Diamond Shamrock Corp...............       305,714       524,475
                                                           -----------   -----------
                                                             3,433,274     3,430,202
                                                           -----------   -----------
           FINANCE-17.79%
   5,400   AmeriCredit Corp. (a)........................       195,793       280,530
   9,400   Associated Banc-Corp.........................       295,316       338,306
   8,300   Banknorth Group, Inc.........................       165,241       187,995
   5,000   City National Corp...........................       178,026       221,450
  15,500   Compass Bancshares, Inc......................       326,550       410,750
  13,600   Dime Bancorp, Inc............................       260,641       506,600
  11,800   Dime Bancorp, Inc. (Warrants) (a)............            --         3,304
   4,600   Everest Re Group Ltd.........................       305,428       344,080
   7,200   Federated Investors, Inc. Class B............       213,710       231,840
  10,800   First Tennessee National Corp................       335,212       374,868
  12,300   Gallagher (Arthur J.) & Co...................       242,030       319,800
   8,500   Golden State Bancorp, Inc....................       257,461       261,800
   6,900   Greenpoint Financial Corp....................       249,026       264,960
   5,900   Heller Financial, Inc. Class A...............       168,601       236,000
   4,900   Investment Technology Group, Inc. (a)........       263,886       246,421
   6,000   LaBranche & Co., Inc. (a)....................       283,078       174,000
   5,600   M&T Bank Corp................................       323,207       422,800
   7,200   Mercantile Bankshares Corp...................       242,275       281,736
   7,800   Metris Companies, Inc........................       183,296       262,938
   5,900   Nationwide Financial Services, Inc. Class A         231,400       257,535
  17,000   North Fork Bancorporation, Inc...............       420,771       527,000
   9,100   Old Republic International Corp..............       246,299       263,900
   4,700   PMI Group, Inc. (The)........................       230,031       336,802
   8,000   Radian Group, Inc............................       223,528       323,600
   6,100   Silicon Valley Bancshares (a)................       294,110       134,200
   5,600   TCF Financial Corp...........................       213,851       259,336

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
   5,600   Union Planters Corp..........................   $   197,563   $   244,160
                                                           -----------   -----------
                                                             6,546,330     7,716,711
                                                           -----------   -----------
           HEALTH CARE-13.60%
   5,000   AmeriSource Health Corp. (a).................       235,978       276,500
   3,000   Barr Laboratories, Inc. (a)..................       201,617       211,230
   4,700   Beckman Coulter, Inc.........................       187,583       191,760
  11,600   Bergen Brunswig Corp. Class A................       221,200       222,952
   7,400   Edwards Lifesciences Corp. (a)...............       168,347       195,064
   4,400   Express Scripts, Inc. (a)....................       233,816       242,132
  16,400   Genzyme Corp.-General Division (a)...........       694,119     1,000,400
  13,000   Health Net, Inc. (a).........................       239,551       226,200
  11,500   Idec Pharmaceuticals Corp. (a)...............       654,189       778,435
  14,325   IVAX Corp. (a)...............................       431,999       558,675
   3,000   King Pharmaceuticals, Inc. (a)...............       104,630       161,250
   5,100   Millennium Pharmaceuticals, Inc. (a).........       209,304       181,458
   7,200   Mylan Laboratories, Inc......................       164,450       202,536
  12,000   Oxford Health Plans, Inc. (a)................       350,646       343,200
   3,800   Protein Design Labs, Inc. (a)................       401,475       329,688
   3,600   Quest Diagnostics, Inc. (a)..................       184,628       269,460
   4,700   Trigon Healthcare, Inc. (a)..................       254,606       304,795
   7,400   Waters Corp. (a).............................       384,470       204,314
                                                           -----------   -----------
                                                             5,322,608     5,900,049
                                                           -----------   -----------
           UTILITIES-6.43%
   8,100   Alliant Energy Corp..........................       263,574       236,115
   5,300   Black Hills Corp.............................       299,050       213,219
   8,600   Conectiv.....................................       166,741       185,760
   5,900   Dycom Industries, Inc. (a)...................       161,500       135,287
   6,900   IDACORP, Inc.................................       270,818       240,672
   6,700   Kansas City Power & Light Co.................       173,197       164,485
   7,100   NRG Energy, Inc. (a).........................       194,373       156,768
   5,200   Pinnacle West Capital Corp...................       209,233       246,480
   6,400   Public Service Co. of New Mexico.............       219,627       205,440
   8,600   Puget Energy, Inc............................       197,352       225,320
   6,800   Scana Corp...................................       192,204       193,120
   6,700   TECO Energy, Inc.............................       168,395       204,350
  12,500   UtiliCorp United, Inc........................       381,956       383,875
                                                           -----------   -----------
                                                             2,898,020     2,790,891
                                                           -----------   -----------
           TOTAL COMMON STOCKS..........................   $39,903,060   $42,067,809
                                                           ===========   ===========

SHORT-TERM INVESTMENTS-3.04%
--------------------------------------------------------------------------------

   Principal                                                     Market
    Amount                                                      Value (c)
  -----------                                                  -----------
               FINANCE-2.64%
  $1,144,055   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit...............................   $ 1,144,055
                                                               -----------
               U.S. TREASURY BILLS-0.40%
     175,000   US Treasury Bill, 3.37%, 9-27-2001(e)........       173,542
                                                               -----------
               TOTAL SHORT-TERM INVESTMENTS.................     1,317,597
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $41,220,657) (B)...........................   $43,385,406
                                                               ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $41,245,921 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 5,662,200
Unrealized depreciation.....................................   (3,522,715)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 2,139,485
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.13% of total net assets as of June 30, 2001.
 (e) Security pledged as initial margin deposit for open financial futures position detailed below:

FINANCIAL FUTURES-LONG
                                                                                                           Unrealized
                                                                           Market Value                  Appreciation/
                                                               Number of    Covered by                   (Depreciation)
Issuer                                                        Contract(s)  Contract(s)     Expiration     at 6/30/2001
------                                                        -----------  ------------    ----------    --------------
Standard & Poor's Midcap 400                                       5        $1,306,250   September 2001     $10,675

FORTIS SERIES FUND, INC.
SMALL CAP VALUE SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-88.69%
--------------------------------------------------------------------------------

                                                                            Market
   Shares                                                    Cost (b)      Value (c)
   -------                                                  -----------   -----------
            CHEMICAL MANUFACTURING-OTHER CHEMICAL AND
            PREPARATION-0.98%
    65,000  A. Schulman, Inc.............................   $   935,412   $   877,500
                                                            -----------   -----------
            CHEMICAL MANUFACTURING-PAINT, COATING AND
            ADHESIVE-0.72%
    70,500  RPM, Inc.....................................       715,282       648,600
                                                            -----------   -----------
            COMPUTER MANUFACTURING-COMMUNICATIONS
            EQUIPMENT-1.45%
   105,000  REMEC, Inc. (with rights) (a)................       956,369     1,302,000
                                                            -----------   -----------
            COMPUTER MANUFACTURING-COMPUTER AND
            PERIPHERAL EQUIPMENT-1.15%
    60,000  Advanced Digital Information Corp. (a).......       938,659     1,038,000
                                                            -----------   -----------
            COMPUTER MANUFACTURING-SEMICONDUCTOR,
            ELECTRONIC COMPONENT-2.21%
    85,000  C-COR.net Corp. (a)..........................       908,187     1,020,000
    70,000  Integrated Silicon Solutions, Inc. (a).......       974,810       973,000
                                                            -----------   -----------
                                                              1,882,997     1,993,000
                                                            -----------   -----------
            CONSTRUCTION-OTHER HEAVY CONSTRUCTION-2.33%
    91,540  Dycom Industries, Inc. (a)...................     1,426,763     2,099,012
                                                            -----------   -----------
            CONSTRUCTION-RESIDENTIAL BUILDING-1.92%
    25,000  Pulte Corp...................................       638,901     1,065,750
     3,100  Ryland Group, Inc............................       137,265       156,860
    22,000  Standard Pacific Corp........................       469,315       509,300
                                                            -----------   -----------
                                                              1,245,481     1,731,910
                                                            -----------   -----------
            FABRICATED METAL MANUFACTURING-OTHER-3.08%
    22,000  AptarGroup, Inc..............................       490,248       713,460
    44,730  Kaydon Corp..................................     1,031,248     1,147,325
    53,830  Watts Industries, Inc. Class A...............       603,819       912,418
                                                            -----------   -----------
                                                              2,125,315     2,773,203
                                                            -----------   -----------
            FINANCE-DEPOSITORY CREDIT BANKING-4.78%
    30,450  FNB Corp.....................................       696,070       813,015
    45,000  Greater Bay Bancorp..........................     1,165,729     1,124,100
    50,000  Seacoast Financial Services Corp.............       519,252       812,500
    14,040  Susquehanna Bancshares, Inc..................       259,667       285,714
    50,000  Warren Bancorp, Inc..........................       473,338       451,000
    25,000  Webster Financial Corp.......................       626,269       819,500
                                                            -----------   -----------
                                                              3,740,325     4,305,829
                                                            -----------   -----------
            FINANCE-INSURANCE CARRIERS-3.69%
    48,000  Horace Mann Educators Corp...................       755,368     1,034,400
    55,000  IPC Holdings Ltd.............................     1,032,782     1,301,300
    34,000  Old Republic International Corp..............       428,968       986,000
                                                            -----------   -----------
                                                              2,217,118     3,321,700
                                                            -----------   -----------
            FINANCE-OTHER INVESTMENT POOLS AND
            FUNDS-1.37%
    55,000  Brandywine Realty Trust......................     1,066,158     1,234,750
                                                            -----------   -----------
            FINANCE-REAL ESTATE INVESTMENT TRUST-7.57%
    31,260  Gables Residential Trust.....................       784,193       936,237
    35,000  Highwoods Properties, Inc....................       842,785       932,750

                                                                            Market
   Shares                                                    Cost (b)      Value (c)
   -------                                                  -----------   -----------
    60,000  Home Properties of New York, Inc.............   $ 1,657,516   $ 1,806,000
    90,000  JDN Realty Corp..............................     1,045,837     1,206,000
    25,000  Parkway Properties, Inc......................       745,930       881,250
    40,000  Prentiss Properties Trust....................       942,592     1,052,000
                                                            -----------   -----------
                                                              6,018,853     6,814,237
                                                            -----------   -----------
            FOOTWEAR MANUFACTURING-1.89%
    95,000  Wolverine World Wide, Inc....................     1,063,918     1,697,650
                                                            -----------   -----------
            FURNITURE-OFFICE FURNITURE
            MANUFACTURING-0.94%
    35,000  Hon Industries, Inc..........................       693,770       847,700
                                                            -----------   -----------
            FURNITURE-HOUSEHOLD, INSTITUTIONAL FURNITURE,
            KITCHEN CABINETS-2.16%
   105,000  La-Z-Boy, Inc................................     1,649,472     1,942,500
                                                            -----------   -----------
            HEALTH CARE-HEALTH AND PERSONAL CARE
            STORES-0.67%
    30,000  Omnicare, Inc................................       285,413       606,000
                                                            -----------   -----------
            HEALTH CARE-NURSING CARE FACILITIES-2.12%
    60,000  Manor Care, Inc. (a).........................       560,545     1,905,000
                                                            -----------   -----------
            HEALTH CARE-PHARMACEUTICAL AND MEDICINE
            MANUFACTURING-2.53%
    50,000  Alpharma, Inc. Class A.......................     1,284,753     1,362,500
    55,000  Perrigo Co. (a)..............................       409,857       917,950
                                                            -----------   -----------
                                                              1,694,610     2,280,450
                                                            -----------   -----------
            INFORMATION-OTHER TELECOMMUNICATIONS-0.51%
    45,540  DMC Stratex Networks, Inc. (a)...............       315,891       455,400
                                                            -----------   -----------
            INFORMATION-SOFTWARE PUBLISHERS-5.22%
    75,000  Filenet Corp. (a)............................       932,378     1,110,000
    65,000  Hyperion Solutions Corp. (a).................     1,000,632       975,000
    61,560  Progress Software Corp. (a)..................       861,081       997,272
    10,000  Remedy Corp. (a).............................       166,965       348,000
    23,890  Structural Dynamics Research Corp. (a).......       252,373       585,305
    44,340  Transaction Systems Architects, Inc. (a).....       648,781       687,270
                                                            -----------   -----------
                                                              3,862,210     4,702,847
                                                            -----------   -----------
            MACHINERY MANUFACTURING-ENGINE, TURBINE AND
            POWER TRANSMISSION EQUIPMENT-2.95%
    63,000  Briggs & Stratton Corp.......................     2,437,477     2,652,300
                                                            -----------   -----------
            MACHINERY MANUFACTURING-HEATING, AIR-
            CONDITIONING, COMMERCIAL REFRIGERATION-1.92%
    35,000  Tecumseh Products Co. Class A................     1,520,745     1,732,500
                                                            -----------   -----------
            MACHINERY MANUFACTURING-INDUSTRIAL
            MACHINERY-1.12%
    74,330  Asyst Technologies, Inc. (a).................     1,200,008     1,003,455
                                                            -----------   -----------
            MACHINERY MANUFACTURING-OTHER GENERAL
            PURPOSE-2.16%
    66,000  The Manitowoc Company, Inc...................     1,569,628     1,947,000
                                                            -----------   -----------
            MANUFACTURING-MOTOR VEHICLE-1.04%
    39,920  Federal Signal Corp..........................       676,195       936,922
                                                            -----------   -----------

--------------------------------------------------------------------------------

                                                                            Market
   Shares                                                    Cost (b)      Value (c)
   -------                                                  -----------   -----------
            MANUFACTURING-MOTOR VEHICLE PARTS-0.80%
    40,210  A.O. Smith Corp..............................   $   613,575   $   719,759
                                                            -----------   -----------
            PAPER (CONVERTED) PRODUCT MANUFACTURING-1.49%
   109,000  Longview Fibre Co............................     1,406,449     1,342,880
                                                            -----------   -----------
            PETROLEUM AND COAL-MINING SUPPORT
            ACTIVITIES-2.70%
   160,000  Key Energy Services, Inc. (a)................     1,093,825     1,734,400
    63,000  Newpark Resources, Inc. (a)..................       508,005       699,300
                                                            -----------   -----------
                                                              1,601,830     2,433,700
                                                            -----------   -----------
            PETROLEUM AND COAL-OIL AND GAS
            EXTRACTION-5.26%
    50,000  Chieftain International, Inc. (a)............       980,042     1,437,000
    18,000  Mitchell Energy and Development Corp.
              Class A....................................       603,412       832,500
    47,000  Newfield Exploration Co. (a).................     1,657,768     1,506,820
    27,000  Noble Affiliates, Inc........................       729,246       954,450
                                                            -----------   -----------
                                                              3,970,468     4,730,770
                                                            -----------   -----------
            PLASTICS PRODUCT MANUFACTURING-2.24%
    22,000  Carlisle Companies, Inc......................       790,076       767,140
   120,000  PolyOne Corp.................................     1,054,874     1,249,200
                                                            -----------   -----------
                                                              1,844,950     2,016,340
                                                            -----------   -----------
            PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
            AND RELATED-2.78%
    90,000  Captaris, Inc. (a)...........................       796,025       187,200
    80,000  Computer Network Technology Corp. (a)             1,019,667       848,800
    41,500  Covansys Corp. (a)...........................       642,225       468,950
    60,000  JDA Software Group, Inc. (a).................       704,246       996,600
                                                            -----------   -----------
                                                              3,162,163     2,501,550
                                                            -----------   -----------
            REAL ESTATE, RENTAL AND LEASING-AUTOMOTIVE
            EQUIPMENT RENTAL AND LEASING-1.87%
    70,000  Dollar Thrifty Automotive Group (a)..........     1,343,007     1,680,000
                                                            -----------   -----------

                                                                            Market
   Shares                                                    Cost (b)      Value (c)
   -------                                                  -----------   -----------
            REAL ESTATE, RENTAL AND LEASING-INDUSTRIAL
            MACHINERY AND EQUIPMENT-0.72%
    93,000  NMS Communications Corp. (a).................   $   789,821   $   651,000
                                                            -----------   -----------
            RETAIL-CLOTHING STORES-2.86%
    25,000  AnnTaylor Stores Corp. (a)...................       570,773       895,000
    70,000  Ross Stores, Inc.............................     1,144,265     1,676,500
                                                            -----------   -----------
                                                              1,715,038     2,571,500
                                                            -----------   -----------
            TRANSPORTATION-AIR NONSCHEDULED-2.35%
    75,000  CNF, Inc.....................................     2,148,771     2,118,750
                                                            -----------   -----------
            TRANSPORTATION-RAIL-1.28%
    73,000  Kansas City Southern Industries, Inc. (a)....       486,457     1,153,400
                                                            -----------   -----------
            TRANSPORTATION EQUIPMENT MANUFACTURING-MOTOR
            VEHICLE BODY AND TRAILER-2.53%
   110,000  Fleetwood Enterprises........................     1,318,142     1,548,800
    60,000  Wabash National Corp.........................       699,812       726,000
                                                            -----------   -----------
                                                              2,017,954     2,274,800
                                                            -----------   -----------
            TRANSPORTATION EQUIPMENT
            MANUFACTURING-RAILROAD ROLLING STOCK-1.97%
    85,000  Trinity Industries, Inc......................     1,908,719     1,775,650
                                                            -----------   -----------
            WASTE MANAGEMENT, ADMINISTRATIVE-EMPLOYMENT
            SERVICES-1.04%
   105,000  Spherion Corp. (a)...........................     1,553,624       939,750
                                                            -----------   -----------
            WOOD PRODUCT MANUFACTURING-OTHER WOOD
            PRODUCT-2.32%
    45,000  Rayonier, Inc................................     1,802,417     2,090,250
                                                            -----------   -----------
            TOTAL COMMON STOCKS..........................   $67,163,857   $79,849,564
                                                            ===========   ===========

SHORT-TERM INVESTMENTS-11.80%
--------------------------------------------------------------------------------

    Principal                                                     Market
     Amount                                                      Value (c)
   -----------                                                  -----------
                FINANCE-DEPOSITORY CREDIT BANKING-9.45%
   $8,508,481   U.S. Bank N.A. Money Market Variable Rate
                  Time Deposit, Current rate -- 3.86%........   $ 8,508,481
                                                                -----------
                FINANCE-OTHER INVESTMENT POOLS AND
                FUNDS-2.35%
    2,112,029   First American Prime Obligation Fund, Current
                  rate -- 3.72%..............................     2,112,029
                                                                -----------
                TOTAL SHORT-TERM INVESTMENTS.................    10,620,510
                                                                -----------
                TOTAL INVESTMENTS IN SECURITIES (COST:
                  $77,784,367) (b)...........................   $90,470,074
                                                                ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $77,876,569 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $15,549,491
Unrealized depreciation.....................................   (2,955,986)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $12,593,505
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 1.45% of total net assets as of June 30, 2001.

FORTIS SERIES FUND, INC.
GLOBAL GROWTH SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-94.33%
--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               CANADA-0.82%
      60,400   Alcan, Inc. -- PRIMARY METAL
                 MANUFACTURING -- ALUMINA AND ALUMINUM
                 PRODUCTION.................................   $  2,206,714   $  2,538,008
                                                               ------------   ------------
               FINLAND-1.24%
     168,300   Nokia Oyj -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      2,398,442      3,814,265
                                                               ------------   ------------
               FRANCE-3.47%
      36,041   BNP Paribas S.A. -- FINANCE -- INTERNATIONAL
                 TRADE FINANCING............................      3,263,930      3,136,666
      52,700   Vivendi Environnement -- WASTE MANAGEMENT,
                 ADMINSTRATIVE -- WASTE TREATMENT AND
                 DISPOSAL...................................      2,253,232      2,217,853
      91,300   Vivendi Universal S.A. -- OTHER
                 SERVICES -- COMMERCIAL AND INDUSTRIAL
                 MACHINERY AND EQUIPMENT....................      5,470,926      5,321,733
                                                               ------------   ------------
                                                                 10,988,088     10,676,252
                                                               ------------   ------------
               GERMANY-3.97%
      66,800   Adidas-Salomon AG -- FOOTWEAR
                 MANUFACTURING..............................      3,679,499      4,049,187
      39,800   Bayerische Motoren Werke
                 AG -- MANUFACTURING -- MOTOR VEHICLE.......      1,229,884      1,310,723
     100,300   Deutsche Telekom
                 AG -- INFORMATION -- TELECOMMUNICATIONS
                 RESELLERS..................................      2,432,552      2,263,807
      33,200   SAP AG -- INFORMATION -- SOFTWARE
                 PUBLISHERS.................................      4,820,225      4,578,651
                                                               ------------   ------------
                                                                 12,162,160     12,202,368
                                                               ------------   ------------
               HONG KONG-1.40%
     813,500   China Mobile (Hong Kong)
                 Ltd. (a) -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................      4,241,872      4,297,004
                                                               ------------   ------------
               IRELAND-1.58%
      64,500   CRH plc -- NONMETALLIC
                 MANUFACTURING -- CEMENT AND CONCRETE
                 PRODUCT....................................      1,325,776      1,097,575
      61,600   Elan Corp. plc ADR (a) -- HEALTH
                 CARE -- PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................      3,606,380      3,757,600
                                                               ------------   ------------
                                                                  4,932,156      4,855,175
                                                               ------------   ------------
               JAPAN-1.45%
       4,300   Advantest Corp. -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................        397,232        368,562
      33,300   Kyocera Corp. -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      3,039,334      2,936,979
      19,200   Tokyo Electron Ltd. -- MACHINERY
                 MANUFACTURING -- INDUSTRIAL MACHINERY......      1,493,301      1,162,284
                                                               ------------   ------------
                                                                  4,929,867      4,467,825
                                                               ------------   ------------
               NETHERLANDS-2.96%
      58,800   Royal Dutch Petroleum Co. -- PETROLEUM AND
                 COAL -- PRODUCTS MANUFACTURING.............      3,215,348      3,384,051
      96,000   Unilever N.V. NY
                 Shares -- WHOLESALERS -- GROCERY AND
                 RELATED PRODUCTS...........................      5,260,666      5,718,720
                                                               ------------   ------------
                                                                  8,476,014      9,102,771
                                                               ------------   ------------
               SOUTH KOREA-2.75%
     185,900   Pohang Iron & Steel Co. Ltd. ADR -- PRIMARY
                 METAL MANUFACTURING -- IRON, STEEL MILLS
                 AND FERROALLY..............................      3,280,205      3,665,948
      65,000   Samsung Electronics GDR -- COMPUTER
                 MANUFACTURING -- AUDIO AND VIDEO
                 EQUIPMENT (E)..............................      5,820,400      4,798,326
                                                               ------------   ------------
                                                                  9,100,605      8,464,274
                                                               ------------   ------------
               SPAIN-1.67%
     111,700   Banco Popular Espanol
                 S.A. -- FINANCE -- COMMERCIAL BANKING......      3,678,502      3,904,599
      77,821   Industria de Diseno Textil
                 S.A. -- WHOLESALERS -- APPAREL, PIECE
                 GOODS & NOTIONS MERCHANT (E)...............      1,220,010      1,241,900
                                                               ------------   ------------
                                                                  4,898,512      5,146,499
                                                               ------------   ------------
               SWEDEN-1.08%
     542,530   Gambro AB Class A -- HEALTH CARE -- MEDICAL
                 EQUIPMENT AND SUPPLIES MANUFACTURING.......      3,397,926      3,314,370
                                                               ------------   ------------
               SWITZERLAND-0.79%
      11,420   Nestle S.A. -- FOOD MANUFACTURING -- OTHER...      2,346,637      2,426,949
                                                               ------------   ------------
               UNITED KINGDOM-16.03%
      94,100   AstraZeneca plc -- HEALTH
                 CARE -- PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................      4,527,665      4,373,913
      69,100   Barclays plc -- FINANCE -- COMMERCIAL
                 BANKING....................................      2,085,711      2,118,574
     339,400   BP plc -- PETROLEUM AND COAL -- OIL AND GAS
                 EXTRACTION.................................      3,007,533      2,790,008
     429,100   British Airways plc -- TRANSPORTATION -- AIR
                 SCHEDULED..................................      1,962,799      2,075,993
     444,000   Capita Group plc -- PUBLIC -- ADMINISTRATION
                 OF HUMAN RESOURCE PROGRAMS.................      1,306,291      2,856,821
     850,400   COLT Telecom Group
                 plc (a) -- INFORMATION -- OTHER
                 TELECOMMUNICATIONS.........................      7,831,193      5,884,335
     488,400   Compass Group plc -- ACCOMMODATION AND FOOD
                 SERVICE -- SPECIAL FOOD SERVICES...........      3,751,674      3,908,381
     141,000   GlaxoSmithKline plc -- HEALTH CARE -- MEDICAL
                 AND DIAGNOSTIC LABORATORIES................      3,764,988      3,966,049

--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
     580,100   Lloyds TSB Group plc -- FINANCE -- OTHER
                 FINANCIAL INVESTMENT ACTIVITIES............   $  5,827,761   $  5,804,794
   1,159,600   Marks & Spencer plc -- RETAIL -- DEPARTMENT
                 STORES.....................................      4,135,790      4,272,859
     732,600   Reed International
                 plc -- ENTERTAINMENT -- NEWSPAPER,
                 PERIODICAL, BOOK AND DATABASE PUBLISHERS...      6,693,202      6,491,073
   1,269,100   Rentokil Initial plc -- WASTE MANAGEMENT,
                 ADMINISTRATIVE -- OTHER SUPPORT SERVICES...      3,595,517      4,301,520
     194,413   Vodafone Group plc -- INFORMATION -- WIRELESS
                 TELECOMMUNICATIONS CARRIERS................        471,970        430,641
                                                               ------------   ------------
                                                                 48,962,094     49,274,961
                                                               ------------   ------------
               UNITED STATES-55.12%
      93,000   Alcoa, Inc. -- PRIMARY METAL
                 MANUFACTURING -- ALUMINA AND ALUMINUM
                 PRODUCTION.................................      3,319,635      3,664,200
      86,400   American Home Products Corp. -- HEALTH
                 CARE -- PHARMACEUTICAL AND MEDICINE
                 MANUFACTURING..............................      5,098,127      5,049,216
      56,000   American International
                 Group -- FINANCE -- INSURANCE CARRIERS.....      4,647,208      4,816,000
      64,000   AOL Time Warner, Inc. (a) -- PROFESSIONAL
                 SERVICES -- ADVERTISING AND RELATED
                 SERVICES...................................      2,833,487      3,392,000
      75,700   AT&T Corp. -- LIBERTY MEDIA
                 CORP. (A) -- ENTERTAINMENT -- MOTION
                 PICTURE AND VIDEO INDUSTRIES...............      1,304,112      1,323,993
     112,900   Bank of America
                 Corp. -- FINANCE -- DEPOSITORY CREDIT
                 BANKING....................................      5,923,595      6,777,387
      98,100   Bank One Corp. -- FINANCE -- DEPOSITORY
                 CREDIT BANKING.............................      3,436,926      3,511,980
      62,900   Baxter International, Inc. (with
                 rights) -- HEALTH CARE -- MEDICAL EQUIPMENT
                 AND SUPPLIES MANUFACTURING.................      2,985,424      3,082,100
      20,200   Broadcom Corp. Class A (a) -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................        761,136        863,752
      35,200   Burlington Resources, Inc. -- PETROLEUM AND
                 COAL -- OIL AND GAS EXTRACTION.............      1,635,858      1,406,240
      42,632   Cardinal Health, Inc. -- HEALTH
                 CARE -- DRUGS & DRUGGISTS SUNDRIES
                 WHOLESALERS................................      2,982,469      2,941,608
     107,100   CIENA Corp. (a) -- ELECTRICAL EQUIPMENT
                 MANUFACTURING -- COMPONENT OTHER...........      4,201,747      4,069,800
     193,900   Cisco Systems, Inc. (a) -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      3,793,769      3,528,980
     123,200   Citigroup, Inc. -- FINANCE -- DEPOSITORY
                 CREDIT BANKING.............................      5,431,645      6,509,888
     131,400   Du Pont (E.I.) de Nemours & Co. -- CHEMICAL
                 MANUFACTURING -- BASIC CHEMICAL
                 MANUFACTURING..............................      5,760,097      6,338,736
      61,100   eBay, Inc. (a) -- RETAIL -- ELECTRONIC
                 SHOPPING AND MAIL-ORDER HOUSES.............      2,818,809      4,184,739
      45,600   EchoStar Communications Corp.
               Class A (a) -- INFORMATION -- TELECOMMUNICATIONS
                 SATELLITE..................................      1,572,617      1,478,352
      68,800   Exxon Mobil Corp. -- PETROLEUM AND
                 COAL -- PRODUCTS MANUFACTURING.............      5,374,451      6,009,680
      69,600   Fannie Mae -- FINANCE -- NONDEPOSITORY CREDIT
                 BANKING....................................      5,563,222      5,926,440
      68,100   FleetBoston Financial
                 Corp. -- FINANCE -- DEPOSITORY CREDIT
                 BANKING....................................      2,607,965      2,686,545
      80,500   General Electric Co. -- ELECTRICAL EQUIPMENT
                 MANUFACTURING..............................      3,580,196      3,924,375
      58,200   General Motors
                 Corp. -- MANUFACTURING -- MOTOR VEHICLE....      3,148,492      3,745,170
      56,700   Home Depot, Inc. -- RETAIL -- BUILDING
                 MATERIALS AND SUPPLIES DEALERS.............      2,489,401      2,639,385
     125,100   Intel Corp. -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................      3,492,412      3,659,175
      40,700   International Business Machines
                 Corp. -- COMPUTER MANUFACTURING -- COMPUTER
                 AND PERIPHERAL EQUIPMENT...................      4,749,428      4,599,100
      57,800   Johnson & Johnson -- HEALTH CARE -- MEDICAL
                 EQUIPMENT AND SUPPLIES MANUFACTURING.......      2,990,552      2,890,000
     134,400   Kellogg Co. -- FOOD MANUFACTURING -- GRAIN
                 AND OILSEED MILLING........................      3,648,288      3,897,600
      56,750   MBIA, Inc. -- FINANCE -- INSURANCE
                 CARRIERS...................................      3,058,157      3,159,840
     116,700   Microsoft
                 Corp. (a) -- INFORMATION -- SOFTWARE
                 PUBLISHERS.................................      6,848,367      8,519,100
      30,800   Minnesota Mining and Manufacturing
                 Co. -- PAPER (CONVERTED) PRODUCT
                 MANUFACTURING..............................      3,469,871      3,514,280
      61,200   Philip Morris Companies, Inc. -- TOBACCO
                 MANUFACTURING..............................      3,177,541      3,105,900
      75,200   QUALCOMM, Inc. (a) -- COMPUTER
                 MANUFACTURING -- COMMUNICATIONS
                 EQUIPMENT..................................      3,791,417      4,397,696
     462,500   Staples, Inc. (a) -- RETAIL -- OFFICE
                 SUPPLIES, STATIONARY AND GIFT STORES.......      6,729,976      7,395,375
      98,700   Texas Instruments, Inc. -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................      3,142,722      3,109,050
      55,600   Tyco International Ltd. -- COMPUTER
                 MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
                 COMPONENT..................................      3,170,938      3,030,200
      48,400   United Technologies Corp. -- AEROSPACE
                 PRODUCT AND PARTS MANUFACTURING............      3,618,868      3,545,784
     210,200   USA Networks,
                 Inc. (a) -- ENTERTAINMENT -- CABLE AND
                 OTHER SUBSCRIPTION PROGRAMMING.............      4,826,338      5,925,538
     104,000   VeriSign,
                 Inc. (a) -- INFORMATION -- SOFTWARE
                 PUBLISHERS.................................      5,832,944      6,241,040
      48,700   VERITAS Software Corp. (a) -- COMPUTER
                 MANUFACTURING -- COMPUTER AND PERIPHERAL
                 EQUIPMENT..................................      3,145,586      3,240,011
      56,300   Verizon
                 Communications -- INFORMATION -- WIRED
                 TELECOMMUNICATIONS CARRIERS................      2,924,236      3,012,050
      61,800   Wal-Mart Stores, Inc. -- RETAIL -- OTHER
                 GENERAL MERCHANDISE STORES.................      3,254,664      3,015,840
     174,600   Waste Management,
                 Inc. -- PUBLIC -- ADMINISTRATION OF
                 ENVIRONMENTAL QUALITY PROGRAMS.............      4,227,409      5,381,172
                                                               ------------   ------------
                                                                157,370,102    169,509,317
                                                               ------------   ------------
               TOTAL COMMON STOCKS..........................   $276,411,189   $290,090,038
                                                               ============   ============

FORTIS SERIES FUND, INC.
GLOBAL GROWTH SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

SHORT-TERM INVESTMENTS-4.96%
--------------------------------------------------------------------------------

   Principal                                                       Market
     Amount                                                      Value (c)
  ------------                                                  ------------
                FINANCE-CONSUMER LENDING-3.25%
  $10,000,000   Bear Stearns Corp. Master Variable Note,
                  Current rate -- 4.08%......................   $ 10,000,000
                                                                ------------
                FINANCE-DEPOSITORY CREDIT BANKING-1.71%
    5,266,821   U.S. Bank N.A. Money Market Variable Rate
                  Time Deposit, Current rate -- 3.86%........      5,266,821
                                                                ------------
                TOTAL SHORT-TERM INVESTMENTS.................   $ 15,266,821
                                                                ------------
                TOTAL INVESTMENTS IN SECURITIES (COST:
                  $291,678,010) (B)..........................   $305,356,859
                                                                ============

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $292,043,829 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $20,400,670
Unrealized depreciation.....................................   (7,087,640)
-------------------------------------------------------------------------
Net unrealized appreciation.................................  $13,313,030
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are deemed to be liquid. The aggregate value of these securities at June 30, 2001, was $6,040,226, which represents 1.96% of total net assets.

FORTIS SERIES FUND, INC.
GLOBAL EQUITY SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-95.67%
--------------------------------------------------------------------------------

                                                                            Market
   Shares                                                    Cost (b)     Value (c)
  --------                                                 ------------  ------------
            AUSTRALIA-1.50%
   28,241   QBE Insurance Group
              Ltd. -- FINANCE -- INSURANCE CARRIERS......  $   130,651   $   169,465
                                                           -----------   -----------
            BRAZIL-0.79%
    2,280   Empresa Brasileira de Aeronautica S.A.
              ADR -- AEROSPACE PRODUCT AND PARTS
              MANUFACTURING..............................       71,929        89,034
                                                           -----------   -----------
            CANADA-3.56%
    5,480   Anderson Exploration Ltd. (a) -- PETROLEUM
              AND COAL -- OIL AND GAS EXTRACTION.........      102,617       110,676
    1,130   AT&T Canada,
              Inc. (a) -- INFORMATION -- WIRED
              TELECOMMUNICATIONS CARRIERS................       39,336        34,047
    5,188   BCE,
              Inc. -- INFORMATION -- TELECOMMUNICATIONS
              RESELLERS..................................      155,448       139,143
    2,939   Canadian National Railway
              Co. -- TRANSIT -- URBAN TRANSIT SYSTEMS....       92,451       119,029
                                                           -----------   -----------
                                                               389,852       402,895
                                                           -----------   -----------
            DENMARK-1.03%
    6,460   Danske Bank -- FINANCE -- COMMERCIAL
              BANKING....................................      103,945       116,065
                                                           -----------   -----------
            FRANCE-9.68%
    2,690   Alstom -- MANUFACTURING -- MISCELLANEOUS.....       68,867        74,834
    1,060   Aventis S.A. -- HEALTH CARE -- PHARMACEUTICAL
              AND MEDICINE MANUFACTURING.................       70,150        84,624
    2,640   Bouygues S.A. -- MANAGEMENT OF COMPANIES AND
              ENTERPRISES................................      148,645        89,222
    1,170   Carrefour S.A. -- RETAIL -- GROCERY STORES...       64,929        61,908
      420   Coflexip S.A. -- CONSTRUCTION -- UTILITY
              SYSTEM.....................................       61,033        63,256
      755   Compagnie Francaise d'Etudes et de
              Construction S.A. -- CONSTRUCTION -- OTHER
              HEAVY CONSTRUCTION.........................       94,787       105,849
      860   Generale de Sante (a) -- HEALTH
              CARE -- GENERAL MEDICAL AND SURGICAL
              HOSPITALS..................................       14,895        14,015
      810   Groupe Danone -- FOOD
              MANUFACTURING -- OTHER.....................      101,943       111,159
    1,080   L' Air Liquide -- CHEMICAL
              MANUFACTURING -- OTHER CHEMICAL AND
              PREPARATION................................      149,358       155,162
    2,910   Sanofi-Synthelabo S.A. -- HEALTH
              CARE -- PHARMACEUTICAL AND MEDICINE
              MANUFACTURING..............................      139,528       190,930
    1,020   TotalFinaElf S.A. -- PETROLEUM AND
              COAL -- PRODUCTS MANUFACTURING.............      148,784       142,828
                                                           -----------   -----------
                                                             1,062,919     1,093,787
                                                           -----------   -----------
            GERMANY-0.75%
    2,020   Linde AG -- MACHINERY
              MANUFACTURING -- COMMERCIAL AND SERVICE
              INDUSTRY...................................       88,834        84,652
                                                           -----------   -----------
            ISRAEL-0.43%
      790   Check Point Software Technologies
              Ltd. (a) -- PROFESSIONAL
              SERVICES -- COMPUTER SYSTEMS DESIGN AND
              RELATED....................................       45,873        39,950
    1,910   Partner Communications Co. Ltd.
              ADR (a) -- INFORMATION -- WIRELESS
              TELECOMMUNICATIONS CARRIERS................       16,639         9,130
                                                           -----------   -----------
                                                                62,512        49,080
                                                           -----------   -----------
            JAPAN-11.58%
    1,000   Asahi Breweries Ltd. -- FOOD SERVICE.........       11,172        11,174
    6,000   Canon, Inc. -- COMPUTER
              MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
              COMPONENT..................................      239,744       242,463
    9,200   Chugai Pharmaceutical Co. Ltd. -- HEALTH
              CARE -- PHARMACEUTICAL AND MEDICINE
              MANUFACTURING..............................      160,861       139,933
      700   Fast Retailing Co. Ltd. -- RETAIL -- CLOTHING
              STORES.....................................      132,719       121,793
    8,000   Hitachi Ltd. -- COMPUTER
              MANUFACTURING -- COMMUNICATIONS
              EQUIPMENT..................................       93,993        78,576
    3,000   Honda Motor Co. Ltd. -- RETAIL -- OTHER MOTOR
              VEHICLE DEALERS............................      124,079       131,815
    5,000   Nikko Securities Co.
              Ltd. -- FINANCE -- INSURANCE AND EMPLOYEE
              BENEFIT FUNDS..............................       42,879        40,050
        7   NTT DoCoMo, Inc. -- INFORMATION -- WIRELESS
              TELECOMMUNICATIONS CARRIERS................      195,472       121,793
    2,000   Ono Pharmaceutical Co Ltd. -- HEALTH
              CARE -- PHARMACEUTICAL AND MEDICINE
              MANUFACTURING..............................       74,255        63,502
    5,000   Shionogi & Co. Ltd. -- HEALTH
              CARE -- PHARMACEUTICAL AND MEDICINE
              MANUFACTURING..............................       93,410       104,233
    1,400   Sony Corp. -- COMPUTER
              MANUFACTURING -- COMMUNICATIONS
              EQUIPMENT..................................      112,733        92,046
    4,000   Sumitomo Electric Industries Ltd. -- COMPUTER
              MANUFACTURING -- SEMICONDUCTOR, ELECTRONIC
              COMPONENT..................................       74,149        45,350
    6,000   Tokyo Broadcasting
              System -- ENTERTAINMENT -- RADIO AND
              TELEVISION BROADCASTING....................      196,892       115,459
                                                           -----------   -----------
                                                             1,552,358     1,308,187
                                                           -----------   -----------
            NETHERLANDS-6.67%
    6,450   Akzo Nobel N.V. -- CHEMICAL
              MANUFACTURING -- BASIC CHEMICAL
              MANUFACTURING..............................      280,196       273,029
   12,130   Elsevier N.V. -- ENTERTAINMENT -- NEWSPAPER,
              PERIODICAL, BOOK AND DATABASE PUBLISHERS...      159,259       150,958
      839   ING Groep N.V. -- FINANCE -- INTERNATIONAL
              TRADE FINANCING............................       53,990        54,835
    2,685   Koninklijke (Royal) Philips Electronics
              N.V. -- ELECTRICAL EQUIPMENT
              MANUFACTURING -- COMPONENT OTHER...........      109,915        71,171
    7,625   Libertel N.V. (a) -- INFORMATION -- WIRELESS
              TELECOMMUNICATIONS CARRIERS................       89,236        67,458

FORTIS SERIES FUND, INC.
GLOBAL EQUITY SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                            Market
   Shares                                                    Cost (b)     Value (c)
  --------                                                 ------------  ------------
    2,360   Royal Dutch Petroleum Co. -- PETROLEUM AND
              COAL -- PRODUCTS MANUFACTURING.............  $   141,371   $   135,822
                                                           -----------   -----------
                                                               833,967       753,273
                                                           -----------   -----------
            PORTUGAL-0.42%
    5,750   Telecel-Comunicacoes Pessoais
              S.A. -- INFORMATION -- WIRELESS
              TELECOMMUNICATIONS CARRIERS................       81,514        46,976
                                                           -----------   -----------
            SINGAPORE-1.84%
   12,000   DBS Group Holdings Ltd. -- FINANCE -- OTHER
              FINANCIAL INVESTMENT ACTIVITIES............      112,672        88,255
   23,000   Overseas Union Bank
              Ltd. -- FINANCE -- NONDEPOSITORY CREDIT
              BANKING....................................       99,633       119,292
                                                           -----------   -----------
                                                               212,305       207,547
                                                           -----------   -----------
            SOUTH KOREA-0.43%
    2,200   Korea Telecom Corp.
              ADR -- INFORMATION -- OTHER
              TELECOMMUNICATIONS.........................       44,440        48,356
                                                           -----------   -----------
            SPAIN-1.57%
    5,510   Centros Comerciales Carrefour
              S.A. -- RETAIL -- DEPARTMENT STORES........       77,295        73,703
    8,100   Iberdrola S.A. -- UTILITIES -- ELECTRIC
              GENERATION, TRANSMISSION AND
              DISTRIBUTION...............................      113,033       103,891
                                                           -----------   -----------
                                                               190,328       177,594
                                                           -----------   -----------
            SWEDEN-1.41%
   17,050   Saab AB -- AEROSPACE PRODUCT AND PARTS
              MANUFACTURING..............................      157,286       159,764
                                                           -----------   -----------
            SWITZERLAND-6.35%
      287   Nestle S.A. -- FOOD MANUFACTURING -- OTHER...       59,929        60,992
    7,500   Novartis AG -- HEALTH CARE -- PHARMACEUTICAL
              AND MEDICINE MANUFACTURING.................      278,803       271,419
    6,137   Syngenta AG (a) -- FARMING -- SUPPORT
              ACTIVITIES FOR CORP PRODUCTION.............      296,541       317,943
      110   Synthes-Stratec, Inc. (a) -- HEALTH
              CARE -- MEDICAL EQUIPMENT AND SUPPLIES
              MANUFACTURING (E)..........................       59,076        67,210
                                                           -----------   -----------
                                                               694,349       717,564
                                                           -----------   -----------
            THAILAND-0.39%
    4,200   Advanced Info Service Public Co.
              Ltd. -- INFORMATION -- WIRELESS
              TELECOMMUNICATIONS CARRIERS................       47,615        44,708
                                                           -----------   -----------
            UNITED KINGDOM-11.27%
    9,690   Bank of Scotland -- FINANCE -- OTHER
              FINANCIAL INVESTMENT ACTIVITIES............       99,472       109,433
    5,910   BOC Group plc -- CHEMICAL
              MANUFACTURING -- BASIC CHEMICAL
              MANUFACTURING..............................       88,653        86,443
    2,290   Capital Radio plc -- ENTERTAINMENT -- RADIO
              AND TELEVISION BROADCASTING................       45,455        21,498
    5,990   CGNU plc -- FINANCE -- INSURANCE CARRIERS....       87,123        82,559
   27,350   Diageo plc -- BEVERAGE MANUFACTURING.........      254,854       299,643
      100   NDS Group plc
              ADR (a) -- INFORMATION -- INTERNET
              PUBLISHING AND BROADCASTING................        4,262         3,390
   10,740   Next plc -- RETAIL -- ELECTRONIC SHOPPING AND
              MAIL-ORDER HOUSES..........................      110,134       140,474
   11,470   Reckitt Benckiser
              plc -- MANUFACTURING -- SOAP, CLEANING
              COMPOUND, TOILET...........................      137,200       165,186
    2,980   Royal Bank of
              Scotland -- FINANCE -- DEPOSITORY CREDIT
              BANKING....................................       53,535        56,941
    8,940   Standard Charter plc -- FINANCE -- DEPOSITORY
              CREDIT BANKING.............................      124,472       114,542
   87,258   Vodafone Group plc -- INFORMATION -- WIRELESS
              TELECOMMUNICATIONS CARRIERS................      358,906       193,284
                                                           -----------   -----------
                                                             1,364,066     1,273,393
                                                           -----------   -----------
            UNITED STATES-36.00%
    3,920   Air Products and Chemicals, Inc. -- CHEMICAL
              MANUFACTURING -- BASIC CHEMICAL
              MANUFACTURING..............................      161,594       179,340
    2,920   American Home Products Corp. -- HEALTH
              CARE -- PHARMACEUTICAL AND MEDICINE
              MANUFACTURING..............................      164,286       170,645
    1,140   BJ's Wholesale Club,
              Inc. (a) -- RETAIL -- OTHER GENERAL
              MERCHANDISE STORES.........................       37,330        60,716
    5,320   BMC Software,
              Inc. (a) -- INFORMATION -- SOFTWARE
              PUBLISHERS.................................      131,412       119,913
    1,830   Boeing Co. -- AEROSPACE PRODUCT AND PARTS
              MANUFACTURING..............................       93,784       101,748
    1,660   BroadWing, Inc. (a) -- INFORMATION -- WIRED
              TELECOMMUNICATIONS CARRIERS................       43,362        40,587
    2,280   Charter Communications, Inc.
              Class A (a) -- ENTERTAINMENT -- CABLE AND
              OTHER SUBSCRIPTION PROGRAMMING.............       48,849        53,238
    1,970   CIGNA Corp. -- FINANCE -- INSURANCE
              CARRIERS...................................      184,375       188,765
    7,390   Compaq Computer Corp. -- COMPUTER
              MANUFACTURING -- COMPUTER AND PERIPHERAL
              EQUIPMENT..................................      191,353       114,471
    1,020   Computer Associates International,
              Inc. -- INFORMATION -- SOFTWARE
              PUBLISHERS.................................       35,250        36,720
    1,100   Computer Sciences Corp. (a) -- PROFESSIONAL
              SERVICES -- COMPUTER SYSTEMS DESIGN AND
              RELATED....................................       71,892        38,060
    5,520   Conoco, Inc. Class A -- PETROLEUM AND
              COAL -- PRODUCTS MANUFACTURING.............      139,876       155,664
    1,890   CVS Corp. -- HEALTH CARE -- HEALTH AND
              PERSONAL CARE STORES.......................       84,619        72,954
    1,990   Deere & Co. -- MACHINERY
              MANUFACTURING -- AGRICULTURE, CONSTRUCTION
              AND MINING.................................       74,550        75,321
    1,750   EOG Resources, Inc. -- PETROLEUM AND
              COAL -- OIL AND GAS EXTRACTION.............       60,487        62,212
    2,280   FedEx Corp. (a) -- COURIERS..................       97,268        91,656

--------------------------------------------------------------------------------

                                                                            Market
   Shares                                                    Cost (b)     Value (c)
  --------                                                 ------------  ------------
    2,450   Fox Entertainment Group, Inc.
              Class A (a) -- ENTERTAINMENT -- MOTION
              PICTURE AND VIDEO INDUSTRIES...............  $    61,160   $    68,355
    2,030   Hewlett-Packard Co. -- COMPUTER
              MANUFACTURING -- COMPUTER AND PERIPHERAL
              EQUIPMENT..................................       96,991        58,058
    5,140   IMS Health, Inc. -- PROFESSIONAL
              SERVICES -- COMPUTER SYSTEMS DESIGN AND
              RELATED....................................      133,166       146,490
    1,600   International Business Machines
              Corp. -- COMPUTER MANUFACTURING -- COMPUTER
              AND PERIPHERAL EQUIPMENT...................      177,579       180,800
    1,400   John Hancock Financial Services,
              Inc. -- FINANCE -- INSURANCE CARRIERS......       48,647        56,364
    2,400   Lilly (Eli) & Co. -- HEALTH
              CARE -- PHARMACEUTICAL AND MEDICINE
              MANUFACTURING..............................      192,901       177,600
      450   Marsh & McLennan Companies,
              Inc. -- FINANCE -- AGENCIES, BROKERAGE AND
              OTHER INSURANCE ACTIVITIES.................       52,904        45,450
    3,720   Metlife, Inc. -- FINANCE -- INSURANCE
              CARRIERS...................................      100,986       115,246
    1,690   NTL, Inc. (a) -- INFORMATION -- OTHER
              TELECOMMUNICATIONS.........................       79,576        20,365
    3,660   Praxair, Inc. -- CHEMICAL
              MANUFACTURING -- BASIC CHEMICAL
              MANUFACTURING..............................      163,340       172,020
      720   Quaker Oats Co. -- FOOD
              MANUFACTURING -- GRAIN AND OILSEED
              MILLING....................................       68,377        65,700
    1,550   Rohm & Haas Co. -- CHEMICAL
              MANUFACTURING -- BASIC CHEMICAL
              MANUFACTURING..............................       53,428        50,995
    4,440   Safeway, Inc. (a) -- RETAIL -- GROCERY
              STORES.....................................      216,045       213,120
    2,660   Santa Fe International Corp. -- PETROLEUM AND
              COAL -- MINING SUPPORT ACTIVITIES..........      100,451        77,140
    2,800   Schlumberger Ltd. -- PETROLEUM AND COAL --
              MINING SUPPORT ACTIVITIES..................      182,448       147,420
    7,740   Sprint Corp. (PCS
              Group) (a) -- INFORMATION -- OTHER
              TELECOMMUNICATIONS.........................      257,553       186,921
    5,260   St. Paul Companies,
              Inc. -- FINANCE -- INSURANCE CARRIERS......      250,850       266,629
      270   United Parcel Service, Inc.
              Class B -- COURIERS........................       15,981        15,606
    2,480   UnumProvident Corp. -- FINANCE -- INSURANCE
              CARRIERS...................................       66,218        79,658
    1,904   Verizon Communications,
              Inc. -- INFORMATION -- WIRED
              TELECOMMUNICATIONS CARRIERS................       99,872       101,864
    3,790   Viacom, Inc.
              Class B (a) -- ENTERTAINMENT -- MOTION
              PICTURE AND VIDEO INDUSTRIES...............      199,210       196,132
    1,490   Western Wireless Corp. (a) -- COMPUTER
              MANUFACTURING -- COMMUNICATIONS
              EQUIPMENT..................................       61,054        64,070
                                                           -----------   -----------
                                                             4,299,024     4,068,013
                                                           -----------   -----------
            TOTAL COMMON STOCKS..........................  $11,387,894   $10,810,353
                                                           ===========   ===========

SHORT-TERM INVESTMENTS-8.97%
--------------------------------------------------------------------------------

  Principal                                                    Market
   Amount                                                    Value (c)
  ---------                                                 ------------
             FINANCE-DEPOSITORY CREDIT BANKING-4.88%
  $551,712   U.S. Bank N.A. Money Market Variable Rate
               Time Deposit, Current rate -- 3.86%........  $   551,712
                                                            -----------
             FINANCE-OTHER INVESTMENT POOLS AND
             FUNDS-4.09%
   462,166   First American Prime Obligation Fund, Current
               rate -- 3.72%..............................      462,166
                                                            -----------
             TOTAL SHORT-TERM INVESTMENTS.................    1,013,878
                                                            -----------
             TOTAL INVESTMENTS IN SECURITIES (COST:
               $12,401,772) (b)...........................  $11,824,231
                                                            ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $12,469,499 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $    502,969
Unrealized depreciation.....................................    (1,148,237)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $   (645,268)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (e) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 144A of the securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". This investment has been identified by portfolio management as an illiquid security.

Period Acquired   Shares/Par     Security                                               Cost Basis
---------------   ----------     --------                                               ----------
2000                      110    Synthes-Stratec, Inc. - 144A                            $  59,076

The aggregate value of this security at June 30, 2001, was $67,210, which represents .59% of total net assets.

FORTIS SERIES FUND, INC.
LARGE CAP GROWTH SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-97.11%
--------------------------------------------------------------------------------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                  -----------   -----------
             AEROSPACE PRODUCT AND PARTS
             MANUFACTURING-3.06%
     81,900  Honeywell International, Inc.................   $ 3,902,628   $ 2,865,681
                                                             -----------   -----------
             COMPUTER MANUFACTURING-COMMUNICATIONS
             EQUIPMENT-5.47%
    143,020  Cisco Systems, Inc. (a)......................     5,894,586     2,602,964
    114,100  Nokia Oyj Corp. ADR..........................     3,910,966     2,514,764
                                                             -----------   -----------
                                                               9,805,552     5,117,728
                                                             -----------   -----------
             COMPUTER MANUFACTURING-COMPUTER AND
             PERIPHERAL EQUIPMENT-1.67%
     30,100  EMC Corp. (a)................................     1,797,705       874,405
      2,700  International Business Machines Corp.........       310,079       305,100
      5,800  VERITAS Software Corp. (a)...................       336,469       385,874
                                                             -----------   -----------
                                                               2,444,253     1,565,379
                                                             -----------   -----------
             COMPUTER MANUFACTURING-SEMICONDUCTOR,
             ELECTRONIC COMPONENT-5.99%
     33,500  Intel Corp...................................     2,042,805       979,875
     19,100  JDS Uniphase Corp. (a).......................       809,417       243,525
      3,600  Maxim Integrated Products, Inc. (a)..........       192,780       159,156
     25,300  Micron Technology, Inc. (a)..................       990,683     1,039,830
     58,400  Tyco International Ltd.......................     1,964,264     3,182,800
                                                             -----------   -----------
                                                               5,999,949     5,605,186
                                                             -----------   -----------
             ELECTRICAL EQUIPMENT MANUFACTURING-1.55%
     29,700  General Electric Co..........................     1,292,032     1,447,875
                                                             -----------   -----------
             ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
             PROGRAMMING-2.12%
     45,700  Comcast Corp. Special Class A (a)............     1,991,010     1,983,380
                                                             -----------   -----------
             ENTERTAINMENT-MOTION PICTURE AND VIDEO
             INDUSTRIES-4.79%
     88,700  AT&T Corp.-Liberty Media Corp. (a)...........     1,845,941     1,551,363
     39,900  Viacom, Inc. Class B (a).....................     2,291,520     2,064,825
     30,000  Walt Disney Co...............................     1,057,995       866,700
                                                             -----------   -----------
                                                               5,195,456     4,482,888
                                                             -----------   -----------
             FINANCE-CONSUMER LENDING-1.38%
     19,300  Household International, Inc.................     1,020,252     1,287,310
                                                             -----------   -----------
             FINANCE-DEPOSITORY CREDIT BANKING-7.58%
    122,100  Citigroup, Inc...............................     4,987,960     6,451,764
     14,300  JP Morgan Chase & Co.........................       754,392       637,780
                                                             -----------   -----------
                                                               5,742,352     7,089,544
                                                             -----------   -----------
             FINANCE-INSURANCE CARRIERS-2.20%
     23,900  American International Group.................     2,028,516     2,055,400
                                                             -----------   -----------
             FINANCE-NONDEPOSITORY CREDIT BANKING-9.94%
      6,700  Fannie Mae...................................       421,998       570,505
     62,500  Freddie Mac..................................     3,475,367     4,375,000
    131,900  MBNA Corp....................................     3,959,486     4,346,105
                                                             -----------   -----------
                                                               7,856,851     9,291,610
                                                             -----------   -----------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                  -----------   -----------
             FINANCE-SECURITIES AND COMMODITY CONTRACTS
             AND BROKERAGE-1.09%
      6,900  Goldman Sachs Group, Inc.....................   $   661,733   $   592,020
      6,700  Morgan Stanley Dean Witter & Co..............       421,160       430,341
                                                             -----------   -----------
                                                               1,082,893     1,022,361
                                                             -----------   -----------
             HEALTH CARE-DRUGS & DRUGGISTS SUNDRIES
             WHOLESALERS-0.40%
      5,400  Cardinal Health, Inc.........................       340,870       372,600
                                                             -----------   -----------
             HEALTH CARE-ELECTROMEDICAL
             MANUFACTURING-1.88%
     38,300  Medtronic, Inc. (with rights)................     1,839,597     1,762,183
                                                             -----------   -----------
             HEALTH CARE-HEALTH AND PERSONAL CARE
             STORES-1.57%
     42,900  Walgreen Co..................................     1,487,476     1,465,035
                                                             -----------   -----------
             HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
             MANUFACTURING-1.11%
     20,800  Johnson & Johnson............................     1,017,716     1,040,000
                                                             -----------   -----------
             HEALTH CARE-PHARMACEUTICAL AND MEDICINE
             MANUFACTURING-12.18%
     11,200  Merck & Co., Inc.............................       910,851       715,792
    136,500  Pfizer, Inc. (with rights)...................     4,599,932     5,466,825
     64,100  Pharmacia Corp. (with rights)................     3,548,514     2,945,395
     62,400  Schering-Plough Corp.........................     2,893,932     2,261,376
                                                             -----------   -----------
                                                              11,953,229    11,389,388
                                                             -----------   -----------
             INFORMATION-OTHER TELECOMMUNICATIONS-3.28%
    187,532  AT&T Wireless Group (a)......................     4,132,437     3,066,148
                                                             -----------   -----------
             INFORMATION-SOFTWARE PUBLISHERS-3.90%
      2,000  BEA Systems, Inc. (a)........................        97,250        61,420
     47,100  Microsoft Corp. (a)..........................     3,243,134     3,438,300
      7,700  Oracle Corp. (a).............................       242,550       146,300
                                                             -----------   -----------
                                                               3,582,934     3,646,020
                                                             -----------   -----------
             INFORMATION-WIRED TELECOMMUNICATIONS
             CARRIERS-1.13%
     19,600  Amdocs Ltd. (a)..............................     1,117,381     1,055,460
                                                             -----------   -----------
             INFORMATION-WIRELESS TELECOMMUNICATIONS
             CARRIERS-2.81%
    117,700  Vodafone Group plc ADR.......................     5,566,773     2,630,595
                                                             -----------   -----------
             MANUFACTURING-SOAP, CLEANING COMPOUND,
             TOILET-0.47%
      7,500  Colgate-Palmolive Co.........................       397,290       442,425
                                                             -----------   -----------
             PETROLEUM AND COAL-MINING SUPPORT
             ACTIVITIES-1.60%
     22,900  Baker Hughes, Inc............................       860,171       767,150
     17,700  Transocean Sedco Forex, Inc..................       894,354       730,125
                                                             -----------   -----------
                                                               1,754,525     1,497,275
                                                             -----------   -----------
             PETROLEUM AND COAL-PRODUCTS
             MANUFACTURING-3.43%
     43,600  BP Amoco plc ADR.............................     2,272,193     2,173,460
     11,400  Chevron Corp.................................     1,085,050     1,031,700
                                                             -----------   -----------
                                                               3,357,243     3,205,160
                                                             -----------   -----------

--------------------------------------------------------------------------------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                  -----------   -----------
             PROFESSIONAL SERVICES-ADVERTISING AND RELATED
             SERVICES-5.33%
     94,100  AOL Time Warner, Inc. (a)....................   $ 4,683,654   $ 4,987,300
                                                             -----------   -----------
             PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
             AND RELATED-2.35%
      7,700  Check Point Software Technologies
               Ltd. (a)...................................       451,629       389,389
     20,300  Electronic Data Systems Corp.................     1,244,344     1,268,750
     34,400  Sun Microsystems, Inc. (a)...................     1,045,536       540,768
                                                             -----------   -----------
                                                               2,741,509     2,198,907
                                                             -----------   -----------
             RETAIL-BUILDING MATERIALS AND SUPPLIES
             DEALERS-2.55%
     51,200  Home Depot, Inc..............................     2,272,527     2,383,360
                                                             -----------   -----------

                                                                             Market
    Shares                                                    Cost (b)      Value (c)
   --------                                                  -----------   -----------
             RETAIL-DEPARTMENT STORES-4.74%
     70,700  Kohl's Corp. (a).............................   $ 3,923,870   $ 4,435,011
                                                             -----------   -----------
             RETAIL-OTHER GENERAL MERCHANDISE STORES-0.15%
      2,800  Wal-Mart Stores, Inc.........................       106,732       136,640
                                                             -----------   -----------
             TOBACCO MANUFACTURING-0.58%
     10,700  Philip Morris Companies, Inc.................       482,049       543,025
                                                             -----------   -----------
             TRANSPORTATION-AIR SCHEDULED-0.81%
     15,400  Continental Airlines, Inc. Class B (a).......       593,398       758,450
                                                             -----------   -----------
             TOTAL COMMON STOCKS..........................   $99,712,954   $90,829,324
                                                             ===========   ===========

SHORT-TERM INVESTMENTS-3.13%
--------------------------------------------------------------------------------

   Principal                                                     Market
     Amount                                                     Value (c)
   ----------                                                  -----------
               FINANCE-OTHER INVESTMENT POOLS AND
               FUNDS-3.13%
   $2,925,999  First American Prime Obligation Fund, Current
                 rate -- 3.72%..............................   $ 2,925,999
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $102,638,953)(B)...........................   $93,755,323
                                                               ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $103,583,838 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $  8,395,107
Unrealized depreciation.....................................   (18,223,622)
--------------------------------------------------------------------------
Net unrealized depreciation.................................  $ (9,828,515)
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 9.37% of total net assets as of June 30, 2001.

FORTIS SERIES FUND, INC.
INVESTORS GROWTH SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-92.73%
--------------------------------------------------------------------------------

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
           ACCOMMODATION AND FOOD SERVICE-
           TRAVELER-0.33%
   1,580   Starwood Hotels & Resorts Worldwide, Inc.       $    59,936   $    58,902
                                                           -----------   -----------
           AEROSPACE PRODUCT AND PARTS
           MANUFACTURING-1.23%
   1,340   General Dynamics Corp........................       101,105       104,265
   1,540   United Technologies Corp.....................       118,218       112,820
                                                           -----------   -----------
                                                               219,323       217,085
                                                           -----------   -----------
           BEVERAGE MANUFACTURING-0.86%
  13,890   Diageo plc...................................       145,185       152,177
                                                           -----------   -----------
           CHEMICAL MANUFACTURING-BASIC CHEMICAL
           MANUFACTURING-0.84%
   2,320   Air Products and Chemicals, Inc..............        99,845       106,140
     860   Praxair, Inc.................................        41,428        40,420
      40   Rohm & Haas Co...............................         1,361         1,316
                                                           -----------   -----------
                                                               142,634       147,876
                                                           -----------   -----------
           COMPUTER MANUFACTURING-AUDIO AND VIDEO
           EQUIPMENT-0.27%
   1,130   Gemstar-TV Guide International, Inc. (a).....        36,977        48,138
                                                           -----------   -----------
           COMPUTER MANUFACTURING-COMMUNICATIONS
           EQUIPMENT-3.86%
   6,950   Cisco Systems, Inc. (a)......................       145,687       126,490
   2,175   Comverse Technology, Inc. (a)................       137,277       125,323
   1,830   Extreme Networks, Inc. (a)...................        49,630        53,985
   2,050   General Motors Corp. Class H-Hughes
             Electronics Corp. (a)......................        48,087        41,512
   3,900   Motorola, Inc................................        62,574        64,584
   3,820   Nokia Oyj Corp. ADR..........................       112,309        84,193
   3,160   QUALCOMM, Inc. (a)...........................       175,457       184,797
                                                           -----------   -----------
                                                               731,021       680,884
                                                           -----------   -----------
           COMPUTER MANUFACTURING-COMPUTER AND
           PERIPHERAL EQUIPMENT-4.01%
   5,960   Dell Computer Corp. (a)......................       155,316       155,854
   6,320   EMC Corp. (a)................................       206,246       183,596
     560   International Business Machines Corp.........        63,235        63,280
   4,570   VERITAS Software Corp. (a)...................       275,425       304,042
                                                           -----------   -----------
                                                               700,222       706,772
                                                           -----------   -----------
           COMPUTER MANUFACTURING-NAVIGATIONAL,
           MEASURING AND CONTROL INSTRUMENTS-1.25%
   4,180   Applied Biosystems Group-Applera Corp.              132,757       111,815
   1,930   Danaher Corp.................................       110,956       108,080
                                                           -----------   -----------
                                                               243,713       219,895
                                                           -----------   -----------
           COMPUTER MANUFACTURING-SEMICONDUCTOR,
           ELECTRONIC COMPONENT-9.32%
   4,230   Advanced Micro Devices, Inc. (a).............       124,089       122,162
   1,300   Altera Corp. (a).............................        35,532        37,700
   4,840   Analog Devices, Inc. (a).....................       206,832       209,330
   1,290   Atmel Corp. (a)..............................        16,208        17,402
   2,010   Celestica, Inc. (a)..........................       103,580       103,515
   4,850   Flextronics International Ltd. (a)...........       104,890       126,633
   1,500   Intel Corp...................................        45,054        43,875
   1,430   JDS Uniphase Corp. (a).......................        19,982        18,232

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
   5,640   LSI Logic Corp. (a)..........................   $   110,919   $   106,032
   1,500   Micron Technology, Inc. (a)..................        64,532        61,650
   1,000   QLogic Corp. (a).............................        51,899        64,450
   3,050   Taiwan Semiconductor Manufacturing Co. Ltd.
             ADR (a)....................................        46,207        46,329
   2,510   Texas Instruments, Inc.......................        86,872        79,065
  11,131   Tyco International Ltd.......................       572,690       606,640
                                                           -----------   -----------
                                                             1,589,286     1,643,015
                                                           -----------   -----------
           COURIERS-0.25%
     750   United Parcel Service, Inc. Class B..........        44,696        43,350
                                                           -----------   -----------
           ELECTRICAL EQUIPMENT MANUFACTURING-1.41%
   5,080   General Electric Co..........................       228,049       247,650
                                                           -----------   -----------
           ELECTRICAL EQUIPMENT MANUFACTURING-COMPONENT
           OTHER-0.11%
     490   CIENA Corp. (a)..............................        29,533        18,620
                                                           -----------   -----------
           ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
           PROGRAMMING-1.22%
   5,970   Charter Communications, Inc. Class A (a)            129,508       139,400
   1,740   Comcast Corp. Special Class A (a)............        72,321        75,516
                                                           -----------   -----------
                                                               201,829       214,916
                                                           -----------   -----------
           ENTERTAINMENT-DATA PROCESSING, HOSTING AND
           RELATED SERVICES-0.66%
   1,820   First Data Corp..............................       110,115       116,935
                                                           -----------   -----------
           ENTERTAINMENT-MOTION PICTURE AND VIDEO
           INDUSTRIES-5.77%
   7,190   AT&T Corp.-Liberty Media Corp. (a)...........       122,846       125,753
   5,720   Clear Channel Communications, Inc. (a).......       343,476       358,644
  10,302   Viacom, Inc. Class B (a).....................       516,621       533,129
                                                           -----------   -----------
                                                               982,943     1,017,526
                                                           -----------   -----------
           ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
           DATABASE PUBLISHERS-0.74%
   1,550   McGraw-Hill Companies, Inc...................        98,192       102,533
   3,040   Reed International plc.......................        29,768        26,935
                                                           -----------   -----------
                                                               127,960       129,468
                                                           -----------   -----------
           FABRICATED METAL MANUFACTURING-CUTLERY AND
           HANDTOOL-0.58%
   3,500   Gillette Co..................................        99,384       101,465
                                                           -----------   -----------
           FINANCE-AGENCIES, BROKERAGE AND OTHER
           INSURANCE ACTIVITIES-0.46%
     800   Marsh & McLennan Companies, Inc..............        83,285        80,800
      50   Willis Group Holdings Ltd. (a)...............           675           888
                                                           -----------   -----------
                                                                83,960        81,688
                                                           -----------   -----------
           FINANCE-DEPOSITORY CREDIT BANKING-3.57%
   3,370   Bank of America Corp.........................       176,488       202,301
   8,082   Citigroup, Inc...............................       407,979       427,053
                                                           -----------   -----------
                                                               584,467       629,354
                                                           -----------   -----------
           FINANCE-INSURANCE CARRIERS-5.95%
   5,140   Aflac, Inc...................................       162,622       161,859
   5,590   Allstate Corp................................       234,061       245,904
   3,880   American International Group, Inc. (a).......       334,733       333,680
     600   CIGNA Corp...................................        60,827        57,492

--------------------------------------------------------------------------------

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
   1,690   St. Paul Companies, Inc......................   $    81,736   $    85,666
   2,000   XL Capital Ltd. Class A......................       157,066       164,200
                                                           -----------   -----------
                                                             1,031,045     1,048,801
                                                           -----------   -----------
           FINANCE-NONDEPOSITORY CREDIT BANKING-4.46%
   2,250   Capital One Financial Corp...................       140,404       135,000
   3,680   Fannie Mae...................................       295,401       313,352
   2,900   Freddie Mac..................................       179,082       203,000
   2,270   Providian Financial Corp.....................       130,129       134,384
                                                           -----------   -----------
                                                               745,016       785,736
                                                           -----------   -----------
           FINANCE-OTHER FINANCIAL INVESTMENT
           ACTIVITIES-0.57%
   2,040   State Street Corp............................       104,014       100,960
                                                           -----------   -----------
           FINANCE-SECURITIES AND COMMODITY CONTRACTS
           AND BROKERAGE-2.32%
     560   Goldman Sachs Group, Inc.....................        49,801        48,048
     600   Lehman Brothers Holdings, Inc................        45,971        46,650
   3,900   Merrill Lynch & Co., Inc.....................       241,982       231,075
   1,300   Morgan Stanley Dean Witter & Co..............        82,751        83,499
                                                           -----------   -----------
                                                               420,505       409,272
                                                           -----------   -----------
           FOOD MANUFACTURING-GRAIN AND OILSEED
           MILLING-1.03%
   1,980   Quaker Oats Co...............................       188,332       180,675
                                                           -----------   -----------
           FOOD SERVICE-LIMITED-SERVICE EATING
           PLACES-0.16%
   1,200   Starbucks Corp. (a)..........................        26,542        27,600
                                                           -----------   -----------
           FOOTWEAR MANUFACTURING-0.32%
   1,360   Nike, Inc. Class B...........................        54,563        57,106
                                                           -----------   -----------
           HEALTH CARE-DRUGS & DRUGGISTS SUNDRIES
           WHOLESALERS-0.98%
   1,760   Cardinal Health, Inc.........................       117,552       121,440
   1,400   McKesson HBOC, Inc...........................        51,698        51,968
                                                           -----------   -----------
                                                               169,250       173,408
                                                           -----------   -----------
           HEALTH CARE-ELECTROMEDICAL
           MANUFACTURING-0.92%
   4,490   Guidant Corp. (a)............................       193,474       161,640
                                                           -----------   -----------
           HEALTH CARE-GENERAL MEDICAL AND SURGICAL
           HOSPITALS-1.22%
   4,750   HCA-The Healthcare Co........................       182,631       214,653
                                                           -----------   -----------
           HEALTH CARE-HEALTH AND PERSONAL CARE
           STORES-0.78%
   3,560   CVS Corp.....................................       202,461       137,416
                                                           -----------   -----------
           HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
           MANUFACTURING-1.26%
   1,690   Baxter International, Inc. (with rights).....        81,286        82,810
   2,780   Johnson & Johnson............................       126,957       139,000
                                                           -----------   -----------
                                                               208,243       221,810
                                                           -----------   -----------
           HEALTH CARE-PHARMACEUTICAL AND MEDICINE
           MANUFACTURING-8.42%
   5,300   American Home Products Corp..................       309,005       309,732
   1,270   Elan Corp. plc ADR (a).......................        67,726        77,470
     630   Forest Laboratories, Inc. (a)................        47,104        44,730
   1,430   Genzyme Corp.-General Division (a)...........        62,793        87,230

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
   4,510   Lilly (Eli) & Co.............................   $   372,317   $   333,740
   9,605   Pfizer, Inc. (with rights)...................       404,667       384,680
   4,710   Schering-Plough Corp.........................       194,801       170,690
   1,230   Watson Pharmaceuticals, Inc. (a).............        67,429        75,817
                                                           -----------   -----------
                                                             1,525,842     1,484,089
                                                           -----------   -----------
           INFORMATION-OTHER INFORMATION SERVICES-2.26%
   6,680   AOL Time Warner, Inc. (a)....................       322,024       354,040
     900   Sabre Holdings Corp. (a).....................        46,229        45,000
                                                           -----------   -----------
                                                               368,253       399,040
                                                           -----------   -----------
           INFORMATION-OTHER TELECOMMUNICATIONS-1.00%
   1,900   Nortel Networks Corp.........................        17,221        17,271
   6,600   Sprint Corp. (PCS Group) (a).................       153,206       159,390
                                                           -----------   -----------
                                                               170,427       176,661
                                                           -----------   -----------
           INFORMATION-SOFTWARE PUBLISHERS-6.97%
   1,480   Adobe Systems, Inc...........................        52,157        69,560
   1,400   Intuit, Inc. (a).............................        51,704        55,986
     410   Mercury Interactive Corp. (a)................        25,398        24,559
     700   Micromuse, Inc. (a)..........................        17,781        19,593
   6,070   Microsoft Corp. (a)..........................       370,282       443,110
  11,260   Oracle Corp. (a).............................       207,819       213,940
   4,420   Rational Software Corp. (a)..................       115,795       123,981
   1,570   Siebel Systems, Inc. (a).....................        75,373        73,633
   3,390   VeriSign, Inc. (a)...........................       146,114       203,434
                                                           -----------   -----------
                                                             1,062,423     1,227,796
                                                           -----------   -----------
           INFORMATION-TELECOMMUNICATIONS
           SATELLITE-1.27%
   6,890   EchoStar Communications Corp.
             Class A (a)................................       242,281       223,374
                                                           -----------   -----------
           MACHINERY MANUFACTURING-INDUSTRIAL
           MACHINERY-0.45%
     820   Lam Research Corp. (a).......................        23,861        24,313
     650   Novellus Systems, Inc. (a)...................        31,726        36,914
     530   Teradyne, Inc. (a)...........................        20,997        17,543
                                                           -----------   -----------
                                                                76,584        78,770
                                                           -----------   -----------
           MACHINERY MANUFACTURING-OTHER GENERAL
           PURPOSE-0.04%
     120   Illinois Tool Works, Inc.....................         8,191         7,596
                                                           -----------   -----------
           PAPER (CONVERTED) PRODUCT MANUFACTURING-1.37%
   2,110   Minnesota Mining and Manufacturing Co.              240,206       240,751
                                                           -----------   -----------
           PETROLEUM AND COAL-MINING SUPPORT
           ACTIVITIES-1.66%
   1,320   Halliburton Co...............................        56,664        46,992
   2,630   Schlumberger Ltd.............................       155,788       138,470
   2,610   Transocean Sedco Forex, Inc..................       132,220       107,663
                                                           -----------   -----------
                                                               344,672       293,125
                                                           -----------   -----------
           PETROLEUM AND COAL-OIL AND GAS
           EXTRACTION-0.92%
   1,520   Apache Corp..................................        88,960        77,140
   1,620   Devon Energy Corp............................       100,562        85,050
                                                           -----------   -----------
                                                               189,522       162,190
                                                           -----------   -----------

FORTIS SERIES FUND, INC.
INVESTORS GROWTH SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
           PIPELINE-TRANSPORTATION OF NATURAL GAS-0.93%
   3,110   El Paso Corp.................................   $   193,141   $   163,399
                                                           -----------   -----------
           PROFESSIONAL SERVICES-ADVERTISING AND RELATED
           SERVICES-0.05%
     110   Omnicom Group, Inc...........................         9,944         9,460
                                                           -----------   -----------
           PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
           AND RELATED-2.63%
   2,950   Check Point Software Technologies Ltd. (a)          162,868       149,182
   3,820   IMS Health, Inc..............................        88,928       108,870
   1,570   PeopleSoft, Inc. (a).........................        42,699        77,291
   8,180   Sun Microsystems, Inc. (a)...................       155,210       128,590
                                                           -----------   -----------
                                                               449,705       463,933
                                                           -----------   -----------
           RETAIL-BUILDING MATERIALS AND SUPPLIES
           DEALERS-1.80%
   4,360   Lowe's Companies, Inc........................       274,794       316,318
                                                           -----------   -----------
           RETAIL-CLOTHING STORES-0.28%
   1,700   Gap, Inc.....................................        49,417        49,300
                                                           -----------   -----------
           RETAIL-DEPARTMENT STORES-0.43%
   2,200   Target Corp..................................        80,272        76,120
                                                           -----------   -----------
           RETAIL-ELECTRONIC SHOPPING AND MAIL-ORDER
           HOUSES-0.12%
     320   eBay, Inc. (a)...............................        17,956        21,917
                                                           -----------   -----------

                                                                           Market
  Shares                                                    Cost (b)      Value (c)
  -------                                                  -----------   -----------
           RETAIL-GROCERY STORES-0.50%
   1,850   Safeway, Inc. (a)............................   $   101,313   $    88,800
                                                           -----------   -----------
           RETAIL-OTHER GENERAL MERCHANDISE STORES-1.03%
   4,410   Costco Wholesale Corp. (a)...................       171,140       181,163
                                                           -----------   -----------
           TOBACCO MANUFACTURING-0.90%
   3,120   Philip Morris Companies, Inc.................       153,627       158,340
                                                           -----------   -----------
           TRANSPORTATION EQUIPMENT
           MANUFACTURING-OTHER-0.79%
   2,950   Harley-Davidson, Inc.........................       123,037       138,886
                                                           -----------   -----------
           UTILITIES-ELECTRIC GENERATION, TRANSMISSION
           AND DISTRIBUTION-2.01%
   2,960   AES Corp. (a)................................       129,976       127,428
   5,990   Calpine Corp. (a)............................       275,752       226,422
                                                           -----------   -----------
                                                               405,728       353,850
                                                           -----------   -----------
           WHOLESALERS-ELECTRICAL GOODS-0.19%
   1,620   American Tower Corp. Class A (a).............        52,962        33,485
                                                           -----------   -----------
           TOTAL COMMON STOCKS..........................   $16,198,746   $16,343,156
                                                           ===========   ===========

SHORT-TERM INVESTMENTS-10.03%
--------------------------------------------------------------------------------

   Principal                                                     Market
    Amount                                                      Value (c)
  -----------                                                  -----------
               FINANCE-DEPOSITORY CREDIT BANKING-9.97%
  $1,756,999   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 3.86%........   $ 1,756,999
                                                               -----------
               FINANCE-OTHER INVESTMENT POOLS AND
               FUNDS-0.06%
      10,616   First American Prime Obligation Fund, Current
                 rate -- 3.72%..............................        10,616
                                                               -----------
               TOTAL SHORT-TERM INVESTMENTS.................     1,767,615
                                                               -----------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $17,966,361)(b)............................   $18,110,771
                                                               ===========

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal tax purposes was $18,471,070 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $   277,733
Unrealized depreciation.....................................     (638,032)
-------------------------------------------------------------------------
Net unrealized depreciation.................................  $  (360,299)
-------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 7.89% of total net assets as of June 30, 2001.

FORTIS SERIES FUND, INC.
GROWTH STOCK SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-93.12%
--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               AEROSPACE PRODUCT AND PARTS MANUFACTURING
               -0.84%
       89,800  Northrop Grumman Corp........................   $  8,063,771   $  7,192,980
                                                               ------------   ------------
               CHEMICAL MANUFACTURING-OTHER CHEMICAL AND
               PREPARATION -0.29%
       48,900  Cambrex Corp.................................      2,692,348      2,473,362
                                                               ------------   ------------
               COMPUTER MANUFACTURING-COMMUNICATIONS
               EQUIPMENT-0.40%
      234,100  Powerwave Technologies, Inc. (a).............      4,124,831      3,394,450
                                                               ------------   ------------
               COMPUTER MANUFACTURING-COMPUTER AND
               PERIPHERAL
               EQUIPMENT-0.63%
      133,900  Emulex Corp. (a).............................      4,584,776      5,409,560
                                                               ------------   ------------
               COMPUTER MANUFACTURING-NAVIGATIONAL,
               MEASURING AND CONTROL INSTRUMENTS-5.03%
      475,200  Acterna Corp. (a)............................      7,649,318      5,227,200
      466,700  Beckman Coulter, Inc.........................     17,373,841     19,041,360
      260,400  SCI Systems, Inc. (a)........................      6,742,043      6,640,200
      549,400  Thermo Electron Corp. (a)....................     12,305,638     12,097,788
                                                               ------------   ------------
                                                                 44,070,840     43,006,548
                                                               ------------   ------------
               COMPUTER MANUFACTURING-SEMICONDUCTOR,
               ELECTRONIC
               COMPONENT -3.57%
      325,700  Altera Corp. (a).............................      8,929,783      9,445,300
       90,700  AstroPower, Inc. (a).........................      4,284,442      4,729,098
       41,000  EMCORE Corp. (a).............................      2,787,957      1,260,750
      378,800  GlobeSpan, Inc. (a)..........................      7,809,625      5,530,480
      408,300  Sanmina Corp. (with rights) (a)..............     10,834,010      9,558,303
                                                               ------------   ------------
                                                                 34,645,817     30,523,931
                                                               ------------   ------------
               EDUCATION-ELEMENTARY AND SECONDARY
               SCHOOLS-0.92%
      342,800  Edison Schools, Inc. (a).....................      6,597,235      7,829,552
                                                               ------------   ------------
               ENTERTAINMENT-CABLE AND OTHER SUBSCRIPTION
               PROGRAMMING-1.24%
      376,600  USA Networks, Inc. (a).......................      8,837,458     10,616,354
                                                               ------------   ------------
               ENTERTAINMENT-DATA PROCESSING, HOSTING AND
               RELATED SERVICES-2.59%
      133,200  Affiliated Computer Services, Inc. (a)             8,452,472      9,578,412
      146,100  CSG Systems International, Inc. (a)                5,462,796      8,473,800
       63,700  First Data Corp..............................      3,748,554      4,092,725
                                                               ------------   ------------
                                                                 17,663,822     22,144,937
                                                               ------------   ------------
               ENTERTAINMENT MOTION PICTURE AND VIDEO
               INDUSTRIES-1.22%
      166,400  Clear Channel Communications, Inc. (a).......      9,810,957     10,433,280
                                                               ------------   ------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
               DATABASE PUBLISHERS-1.16%
      266,500  News Corp. Ltd. ADR..........................   $  7,727,701   $  9,900,475
                                                               ------------   ------------
               FABRICATED METAL MANUFACTURING-CUTLERY AND
               HANDTOOL -1.27%
      320,000  Pentair, Inc.................................     11,374,702     10,816,000
                                                               ------------   ------------
               FINANCE-DEPOSITORY CREDIT BANKING-2.07%
      169,300  Citigroup, Inc...............................      8,321,992      8,945,812
      196,100  JP Morgan Chase & Co.........................      9,317,088      8,746,060
                                                               ------------   ------------
                                                                 17,639,080     17,691,872
                                                               ------------   ------------
               FOOD-FRUIT, VEGETABLE PRESERVING AND
               SPECIALITY FOOD-1.45%
      308,100  Smithfield Foods, Inc. (a)...................      9,950,706     12,416,430
                                                               ------------   ------------
               FOOD MANUFACTURING-
               OTHER -0.87%
      335,800  Hain Celestial Group, Inc. (a)...............      8,548,314      7,387,600
                                                               ------------   ------------
               FOOD SERVICE-FULL-SERVICE RESTAURANTS-0.39%
       88,700  P. F. Chang's China Bistro, Inc. (a).........      3,153,187      3,361,730
                                                               ------------   ------------
               FOOTWEAR
               MANUFACTURING -1.96%
      398,200  Nike, Inc. Class B...........................     15,791,925     16,720,418
                                                               ------------   ------------
               HEALTH CARE-DRUGS & DRUGGISTS SUNDRIES
               WHOLESALERS-2.17%
       91,600  Cardinal Health, Inc.........................      5,705,275      6,320,400
      329,400  McKesson HBOC, Inc...........................      9,675,645     12,227,328
                                                               ------------   ------------
                                                                 15,380,920     18,547,728
                                                               ------------   ------------
               HEALTH CARE-GENERAL MEDICAL AND SURGICAL
               HOSPITALS-1.24%
      300,800  Province Healthcare Co. (a)..................      7,770,930     10,615,232
                                                               ------------   ------------
               HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
               MANUFACTURING-2.44%
      334,200  Becton Dickinson & Co........................     11,408,585     11,961,018
      148,100  St. Jude Medical, Inc........................      7,537,846      8,886,000
                                                               ------------   ------------
                                                                 18,946,431     20,847,018
                                                               ------------   ------------
               HEALTH CARE-OFFICES OF PHYSICIANS-1.70%
      551,400  Edwards Lifesciences Corp. (a)...............     10,584,379     14,534,904
                                                               ------------   ------------
               HEALTH CARE-OUTPATIENT CARE CENTERS-1.32%
      703,300  HealthSouth Corp. (a)........................      9,146,339     11,231,701
                                                               ------------   ------------
               HEALTH CARE-PHARMACEUTICAL AND MEDICINE
               MANUFACTURING -4.70%
      235,700  Abbott Laboratories..........................     10,983,065     11,315,957
      160,900  AstraZeneca Group plc ADR....................      7,803,167      7,522,075
       87,000  Barr Laboratories, Inc. (a)..................      5,208,916      6,125,670
      164,300  Gilead Sciences, Inc. (a)....................      8,932,882      9,560,617
      106,300  OSI Pharmaceuticals, Inc. (with
                 rights) (a)................................      7,629,813      5,590,317
                                                               ------------   ------------
                                                                 40,557,843     40,114,636
                                                               ------------   ------------

FORTIS SERIES FUND, INC.
GROWTH STOCK SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               HEALTH CARE-SCIENTIFIC RESEARCH AND
               DEVELOPMENT SERVICES-1.33%
      640,200  Immunex Corp. (a)............................   $  8,332,715   $ 11,363,550
                                                               ------------   ------------
               INFORMATION-OTHER INFORMATION SERVICES-2.70%
      434,400  AOL Time Warner, Inc. (a)....................     16,152,418     23,023,200
                                                               ------------   ------------
               INFORMATION-OTHER TELECOMMUNICATIONS-6.19%
      725,000  Nextel Communications, Inc. Class A (a)......     13,234,128     12,687,500
      960,400  NTL, Inc. (a)................................     23,712,544     11,572,820
      529,900  Qwest Communications International, Inc......     17,478,633     16,887,913
      828,400  WorldCom, Inc.-WorldCom Group (a)............     14,373,108     11,763,280
                                                               ------------   ------------
                                                                 68,798,413     52,911,513
                                                               ------------   ------------
               INFORMATION-SOFTWARE PUBLISHERS-9.79%
      326,300  Citrix Systems, Inc. (a).....................      6,041,706     11,387,870
      389,000  eFunds Corp. (a).............................      7,786,146      7,235,400
      573,400  Intuit, Inc. (a).............................     15,171,491     22,930,266
      356,100  Peregrine Systems, Inc. (a)..................      9,256,545     10,326,900
      529,100  VeriSign, Inc. (a)...........................     16,443,529     31,751,291
                                                               ------------   ------------
                                                                 54,699,417     83,631,727
                                                               ------------   ------------
               INFORMATION-TELECOMMUNICATIONS
               SATELLITE-1.82%
      480,500  EchoStar Communications Corp.
                 Class A (a)................................     12,940,435     15,577,810
                                                               ------------   ------------
               INFORMATION-WIRED TELECOMMUNICATIONS
               CARRIERS-0.77%
      329,500  Anaren Microwave, Inc. (a)...................      5,790,474      6,590,000
                                                               ------------   ------------
               INFORMATION-WIRELESS TELECOMMUNICATIONS
               CARRIERS-0.81%
      445,700  Nextel Partners, Inc. Class A (a)............      6,139,293      6,917,264
                                                               ------------   ------------
               LEATHER AND ALLIED PRODUCT MANUFACTURING
               -2.53%
      567,400  Coach, Inc. (with rights) (a)................     15,132,888     21,589,570
                                                               ------------   ------------
               MACHINERY
               MANUFACTURING-INDUSTRIAL MACHINERY -3.54%
       80,800  KLA-Tencor Corp. (a)........................       2,667,677      4,724,376
      148,000  Lam Research Corp. (a).......................      3,607,856      4,388,200
       78,600  Novellus Systems, Inc. (a)...................      2,688,379      4,463,694
      249,500  Teradyne, Inc. (a)...........................     10,688,907      8,258,450
      200,200  Varian Semiconductor Equipment Associates,
                 Inc. (a)...................................      5,446,101      8,408,400
                                                               ------------   ------------
                                                                 25,098,920     30,243,120
                                                               ------------   ------------
               MINING-COAL-0.03%
        8,700  Peabody Energy Corp. (a).....................        243,600        284,925
                                                               ------------   ------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               PETROLEUM AND
               COAL-PRODUCTS
               MANUFACTURING-0.33%
       59,900  Ballard Power Systems, Inc. (a)..............   $  3,344,337   $  2,788,944
                                                               ------------   ------------
               PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
               AND RELATED-4.38%
      382,100  Foundry Networks, Inc. (a)...................      6,564,739      7,634,358
      218,100  IMS Health, Inc..............................      5,364,606      6,215,850
      160,000  Optimal Robotics Corp. (a)...................      3,777,520      6,080,000
      194,000  PeopleSoft, Inc. (a).........................      4,234,690      9,550,620
      263,600  SunGard Data Systems, Inc.
                 (with rights) (a)..........................      4,944,966      7,910,636
                                                               ------------   ------------
                                                                 24,886,521     37,391,464
                                                               ------------   ------------
               PUBLIC-ADMINISTRATION OF ENVIRONMENTAL
               QUALITY PROGRAMS-1.11%
      307,600  Waste Management, Inc........................      7,151,038      9,480,232
                                                               ------------   ------------
               RECREATION-AMUSEMENT PARKS AND ARCADES-0.85%
      346,700  Six Flags, Inc...............................      7,386,966      7,294,568
                                                               ------------   ------------
               RETAIL-BOOK, PERIODICAL AND MUSIC
               STORES-3.72%
      807,900  Barnes & Noble, Inc. (a).....................     22,799,497     31,790,865
                                                               ------------   ------------
               RETAIL-CLOTHING STORES-1.38%
      260,100  Gap, Inc.....................................      6,124,957      7,542,900
      176,400  Ross Stores, Inc.............................      4,252,675      4,224,780
                                                               ------------   ------------
                                                                 10,377,632     11,767,680
                                                               ------------   ------------
               RETAIL-ELECTRONICS AND APPLIANCE STORES-1.17%
      556,500  Circuit City Stores-Circuit City Group.......      8,854,206     10,017,000
                                                               ------------   ------------
               RETAIL-HOME FURNISHINGS STORES-0.05%
       35,900  Pier 1 Imports, Inc..........................        473,772        412,850
                                                               ------------   ------------
               RETAIL-OFFICE SUPPLIES, STATIONERY AND GIFT
               STORES-2.52%
    1,347,600  Staples, Inc. (a)............................     20,238,419     21,548,124
                                                               ------------   ------------
               RETAIL-OTHER GENERAL MERCHANDISE STORES-3.38%
      194,100  BJ's Wholesale Club, Inc. (a)................      6,554,527     10,337,766
      417,400  Dollar Tree Stores, Inc. (a).................      7,885,020     11,620,416
      270,000  Family Dollar Stores, Inc....................      6,339,155      6,920,100
                                                               ------------   ------------
                                                                 20,778,702     28,878,282
                                                               ------------   ------------
               RETAIL-SHOE STORES-1.15%
      640,800  Venator Group, Inc. (a)......................      8,936,824      9,804,240
                                                               ------------   ------------
               TRANSPORTATION-AIR SCHEDULED-3.01%
      212,100  AMR Corp. (a)................................      8,192,538      7,663,173
      327,100  Atlas Air Worldwide Holdings, Inc. (with
                 rights) (a)................................      8,094,781      4,631,736
       96,500  Delta Air Lines, Inc.........................      4,417,992      4,253,720

--------------------------------------------------------------------------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
      177,000  Ryanair Holdings plc ADR (a).................   $  8,720,047   $  9,195,150
                                                               ------------   ------------
                                                                 29,425,358     25,743,779
                                                               ------------   ------------

                                                                                 Market
     Shares                                                      Cost (b)      Value (c)
   ----------                                                  ------------   ------------
               UTILITIES-ELECTRIC GENERATION, TRANSMISSION
               AND DISTRIBUTION-1.09%
      246,100  Calpine Corp. (a)............................   $  5,744,576   $  9,302,580
                                                               ------------   ------------
               TOTAL COMMON STOCKS..........................   $701,390,733   $795,563,985
                                                               ============   ============

SHORT-TERM INVESTMENTS-7.00%
--------------------------------------------------------------------------------

   Principal                                                       Market
     Amount                                                      Value (c)
  ------------                                                  ------------
                FINANCE-CONSUMER LENDING-2.34%
  $20,000,000   Bear Stearns Corp. Master Variable Note,
                  Current rate -- 4.08%......................   $ 20,000,000
                                                                ------------
                FINANCE-DEPOSITORY CREDIT BANKING-4.66%
   39,821,648   U.S. Bank N.A. Money Market Variable Rate
                  Time Deposit, Current rate -- 3.86%........     39,821,648
                                                                ------------
                TOTAL SHORT-TERM INVESTMENTS.................     59,821,648
                                                                ------------
                TOTAL INVESTMENTS IN SECURITIES (COST:
                  $761,212,381) (b)..........................   $855,385,633
                                                                ============

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $766,496,387 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $134,856,058
Unrealized depreciation.....................................   (45,966,812)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 88,889,246
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 4.15% of total net assets as of June 30, 2001.

FORTIS SERIES FUND, INC.
AGGRESSIVE GROWTH SERIES
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-97.80%
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             ACCOMMODATION AND FOOD SERVICE-SPECIAL FOOD
             SERVICES-0.41%
     46,300  Viad Corp....................................   $  1,231,682   $  1,222,320
                                                             ------------   ------------
             ACCOMMODATION AND FOOD SERVICE-
             TRAVELER-0.86%
    212,200  Aztar Corp. (a)..............................      2,397,573      2,567,620
                                                             ------------   ------------
             BEVERAGE MANUFACTURING-0.71%
     52,100  Robert Mondavi Corp. Class A (a).............      2,546,585      2,112,134
                                                             ------------   ------------
             CHEMICAL MANUFACTURING-OTHER CHEMICAL AND
             PREPARATION -0.51%
    140,500  Crompton Corp................................      1,542,272      1,531,450
                                                             ------------   ------------
             COMPUTER MANUFACTURING-COMMUNICATIONS
             EQUIPMENT-1.08%
    166,000  MRV Communications, Inc. (a).................      1,007,425      1,552,100
    136,200  REMEC, Inc. (with rights) (a)................      1,125,601      1,688,880
                                                             ------------   ------------
                                                                2,133,026      3,240,980
                                                             ------------   ------------
             COMPUTER MANUFACTURING-COMPUTER AND
             PERIPHERAL EQUIPMENT-3.17%
     60,800  Electronics for Imaging, Inc. (a)............      1,443,933      1,793,600
    171,300  Handspring, Inc. (a).........................      1,668,004      1,319,010
    212,500  Maxtor Corp. (a).............................      1,489,051      1,115,625
    532,900  Read-Rite Corp. (a)..........................      3,776,364      2,840,357
    606,900  Western Digital Corp. (a)....................      2,464,775      2,427,600
                                                             ------------   ------------
                                                               10,842,127      9,496,192
                                                             ------------   ------------
             COMPUTER MANUFACTURING-NAVIGATIONAL,
             MEASURING AND CONTROL INSTRUMENTS-5.63%
    293,900  Aclara Biosciences, Inc. (a).................      1,708,990      2,909,610
     30,300  Beckman Coulter, Inc.........................      1,125,301      1,236,240
     51,000  Credence Systems Corp. (a)...................      1,102,220      1,236,240
     58,400  Measurement Specialties, Inc. (a)............      1,129,649        920,384
     62,500  Roper Industries, Inc........................      2,166,637      2,609,375
     40,400  Tektronix, Inc. (a)..........................      1,000,486      1,096,860
     86,600  Therma-Wave, Inc. (a)........................        968,653      1,651,462
     65,300  Varian, Inc. (a).............................      1,605,564      2,109,190
     77,600  Veeco Instruments, Inc. (a)..................      2,667,848      3,084,600
                                                             ------------   ------------
                                                               13,475,348     16,853,961
                                                             ------------   ------------
             COMPUTER MANUFACTURING-SEMICONDUCTOR,
             ELECTRONIC COMPONENT-3.30%
     81,500  Aeroflex, Inc. (a)...........................      1,412,233        855,750
    146,700  Cirrus Logic, Inc. (a).......................      2,856,656      3,378,501
    133,000  GlobeSpan, Inc. (a)..........................      1,728,784      1,941,800
    188,500  Manufacturers' Services Ltd. (a).............      1,247,355      1,121,575
    149,100  MIPS Technologies, Inc. Class A (a)..........      2,677,657      2,579,430
                                                             ------------   ------------
                                                                9,922,685      9,877,056
                                                             ------------   ------------
             EDUCATION-COLLEGES, UNIVERSITIES AND
             PROFESSIONAL SCHOOLS-0.65%
     43,400  ITT Educational Services, Inc. (a)...........      1,175,483      1,953,000
                                                             ------------   ------------
             EDUCATION-ELEMENTARY AND SECONDARY
             SCHOOLS-0.59%
     77,100  Edison Schools, Inc. (a).....................      1,951,074      1,760,964
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             ELECTRICAL EQUIPMENT MANUFACTURING-0.65%
     62,200  C&D Technologies, Inc........................   $  1,628,389   $  1,928,200
                                                             ------------   ------------
             ELECTRICAL EQUIPMENT MANUFACTURING-COMPONENT
             OTHER-0.51%
     66,400  FuelCell Energy, Inc. (a)....................      1,753,533      1,533,176
                                                             ------------   ------------
             ENTERTAINMENT-DATA PROCESSING, HOSTING AND
             RELATED SERVICES-1.82%
    174,300  Documentum, Inc. (a).........................      1,548,152      2,251,956
     98,300  National Data Corp...........................      2,230,308      3,184,920
                                                             ------------   ------------
                                                                3,778,460      5,436,876
                                                             ------------   ------------
             ENTERTAINMENT-MOTION PICTURE AND VIDEO
             INDUSTRIES-0.39%
    135,200  UnitedGlobalCom, Inc. Class A (a)............      1,150,312      1,169,480
                                                             ------------   ------------
             ENTERTAINMENT-NEWSPAPER, PERIODICAL, BOOK AND
             DATABASE PUBLISHERS-0.35%
      2,800  Hollywood Media Corp. (a)....................         16,015         16,772
     24,700  Scholastic Corp. (a).........................        973,364      1,039,870
                                                             ------------   ------------
                                                                  989,379      1,056,642
                                                             ------------   ------------
             ENTERTAINMENT-RADIO AND TELEVISION
             BROADCASTING-1.10%
     60,700  Beasley Broadcast Group, Inc.
               Class A (a)................................        825,207      1,031,900
    184,600  Entravision Communications Corp.
               Class A (a)................................      1,754,400      2,270,580
                                                             ------------   ------------
                                                                2,579,607      3,302,480
                                                             ------------   ------------
             FABRICATED METAL MANUFACTURING-OTHER-0.69%
     22,900  Alliant Techsystems, Inc. (a)................      1,975,576      2,058,710
                                                             ------------   ------------
             FINANCE-DEPOSITORY CREDIT BANKING-1.87%
     54,600  Citizens Banking Corp........................      1,394,287      1,597,050
     61,930  Columbia Banking System, Inc. (a)............        638,907        790,227
     29,300  Cullen/Frost Bankers, Inc....................      1,004,841        991,805
     55,100  Texas Regional Bancshares, Inc. Class A......      1,929,321      2,219,979
                                                             ------------   ------------
                                                                4,967,356      5,599,061
                                                             ------------   ------------
             FINANCE-INSURANCE CARRIERS-0.65%
     51,300  Reinsurance Group of America, Inc............      1,986,307      1,944,270
                                                             ------------   ------------
             FINANCE-MONETARY AUTHORITIES-CENTRAL
             BANKS-0.83%
    131,400  Sky Financial Group, Inc.....................      2,431,742      2,487,402
                                                             ------------   ------------
             FINANCE-NONDEPOSITORY CREDIT BANKING-1.45%
    128,900  Metris Companies, Inc........................      2,635,121      4,345,219
                                                             ------------   ------------
             FINANCE-OTHER FINANCIAL INVESTMENT
             ACTIVITIES-0.61%
     52,800  Eaton Vance Corp.............................      1,185,935      1,837,440
                                                             ------------   ------------
             FINANCE-SECURITIES AND COMMODITY CONTRACTS
             AND BROKERAGE-1.87%
    111,100  Investment Technology Group, Inc. (a)              5,334,885      5,587,219
                                                             ------------   ------------

--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             FOOD SERVICE-FULL-SERVICE RESTAURANTS-0.69%
     14,200  P. F. Chang's China Bistro, Inc. (a).........   $    506,230   $    538,180
     67,400  Rare Hospitality International, Inc. (a)           1,491,353      1,523,240
                                                             ------------   ------------
                                                                1,997,583      2,061,420
                                                             ------------   ------------
             FOOTWEAR MANUFACTURING-1.39%
     91,000  Reebok International Ltd. (a)................      2,190,935      2,907,450
     53,200  Vans, Inc. (a)...............................      1,177,488      1,250,200
                                                             ------------   ------------
                                                                3,368,423      4,157,650
                                                             ------------   ------------
             FREIGHT TRUCKING-GENERAL-0.73%
     32,200  Landstar System, Inc. (a)....................      2,163,264      2,190,244
                                                             ------------   ------------
             FURNITURE-OFFICE FURNITURE
             MANUFACTURING-0.81%
     86,900  Furniture Brands International, Inc. (a)           2,178,114      2,433,200
                                                             ------------   ------------
             HEALTH CARE-GENERAL MEDICAL AND SURGICAL
             HOSPITALS-0.59%
     38,600  Universal Health Services, Inc.
               Class B (a)................................      1,756,948      1,756,300
                                                             ------------   ------------
             HEALTH CARE-HEALTH AND PERSONAL CARE
             STORES-0.94%
     62,500  Omnicare, Inc................................      1,267,606      1,262,500
     49,900  Syncor International Corp. (a)...............      1,561,266      1,546,900
                                                             ------------   ------------
                                                                2,828,872      2,809,400
                                                             ------------   ------------
             HEALTH CARE-MEDICAL EQUIPMENT AND SUPPLIES
             MANUFACTURING-1.18%
     30,500  Invacare Corp................................      1,112,758      1,178,215
     79,000  Respironics, Inc. (a)........................      2,167,299      2,351,040
                                                             ------------   ------------
                                                                3,280,057      3,529,255
                                                             ------------   ------------
             HEALTH CARE-OFFICES OF PHYSICIANS-0.98%
    111,000  Edwards Lifesciences Corp. (a)...............      2,119,104      2,925,960
                                                             ------------   ------------
             HEALTH CARE-OUTPATIENT CARE CENTERS-3.43%
    113,600  Coventry Health Care, Inc. (a)...............      2,070,179      2,294,720
     96,900  Health Net, Inc. (a).........................      1,946,192      1,686,060
     77,100  Renal Care Group, Inc. (a)...................      2,018,093      2,535,819
     57,800  Trigon Healthcare, Inc. (a)..................      2,951,754      3,748,330
                                                             ------------   ------------
                                                                8,986,218     10,264,929
                                                             ------------   ------------
             HEALTH CARE-PHARMACEUTICAL AND MEDICINE
             MANUFACTURING-5.28%
     90,700  Alexion Pharmaceuticals, Inc. (a)............      1,788,327      2,176,800
    231,600  Alliance Pharmaceutical Corp. (a)............        848,291        521,100
     67,700  Alpharma, Inc. Class A.......................      1,556,558      1,844,825
    129,500  Amylin Pharmaceuticals, Inc. (a).............      1,206,626      1,456,875
     22,300  Barr Laboratories, Inc. (a)..................      1,128,856      1,570,143
     42,900  Medarex, Inc. (with rights) (a)..............      1,412,175      1,008,150
     99,200  NPS Pharmaceuticals, Inc. (a)................      1,855,280      3,987,840
     35,400  OSI Pharmaceuticals, Inc. (with
               rights) (a)................................      1,177,050      1,861,686
     82,800  SangStat Medical Corp. (a)...................        771,097      1,356,264
                                                             ------------   ------------
                                                               11,744,260     15,783,683
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             HEALTH CARE-SCIENTIFIC RESEARCH AND
             DEVELOPMENT SERVICES-5.92%
     56,900  Cell Genesys, Inc. (a).......................   $  1,089,716   $  1,166,450
     56,500  Cephalon, Inc. (a)...........................      2,379,212      3,983,250
     34,600  Charles River Laboratories International,
               Inc. (a)...................................        920,975      1,202,350
    266,700  Ciphergen Biosystems, Inc. (a)...............      4,199,827      1,800,225
    145,400  Incyte Genomics, Inc. (a)....................      1,948,363      3,565,208
     71,400  Pharmacopeia, Inc. (a).......................      1,267,910      1,713,600
    107,700  Regeneron Pharmaceuticals, Inc. (a)                2,485,399      3,731,805
     39,700  Sequenom, Inc. (a)...........................        427,312        555,800
                                                             ------------   ------------
                                                               14,718,714     17,718,688
                                                             ------------   ------------
             INFORMATION-OTHER INFORMATION SERVICES-1.82%
     98,100  HomeStore.com, Inc. (a)......................      2,303,559      3,429,576
    226,900  Vignette Corp. (a)...........................        994,552      2,012,603
                                                             ------------   ------------
                                                                3,298,111      5,442,179
                                                             ------------   ------------
             INFORMATION-OTHER TELECOMMUNICATIONS-3.40%
    187,600  DMC Stratex Networks, Inc. (a)...............        935,341      1,876,000
     70,300  IDT Corp. (a)................................        700,966        949,050
     70,300  IDT Corp. Class B (a)........................        563,966        773,300
     76,100  Peco II, Inc. (a)............................      2,184,595        498,455
    124,100  Proxim, Inc. (a).............................      1,149,309      1,749,810
     81,800  Tekelec (a)..................................      1,352,582      2,216,780
    199,400  US Unwired, Inc. (a).........................      1,375,827      2,115,634
                                                             ------------   ------------
                                                                8,262,586     10,179,029
                                                             ------------   ------------
             INFORMATION-SOFTWARE PUBLISHERS-7.76%
     65,900  Actuate Corp. (a)............................        440,311        629,345
    180,600  Agile Software Corp. (a).....................      2,125,182      3,070,200
    318,100  Akamai Technologies, Inc. (a)................      2,004,248      2,918,567
     96,700  AremisSoft Corp. (a).........................        947,775      1,566,540
    269,300  Commerce One, Inc. (a).......................      1,003,762      1,572,712
    152,600  E.piphany, Inc. (a)..........................      1,830,618      1,550,416
    148,700  Filenet Corp. (a)............................      1,779,990      2,200,760
    216,300  Macromedia, Inc. (a).........................      3,035,440      3,893,400
     18,100  Pegasystems, Inc. (a)........................         59,203         61,721
     77,500  Remedy Corp. (a).............................      1,380,360      2,697,000
    209,100  TeleCommunication Systems, Inc.
               Class A (a)................................      2,538,720        627,300
    121,300  Verity, Inc. (a).............................      2,325,205      2,419,935
                                                             ------------   ------------
                                                               19,470,814     23,207,896
                                                             ------------   ------------
             INFORMATION-WIRED TELECOMMUNICATIONS
             CARRIERS-1.03%
     92,600  Anaren Microwave, Inc. (a)...................        996,276      1,852,000
    101,500  General Communication, Inc. Class A (a)......        939,455      1,228,150
                                                             ------------   ------------
                                                                1,935,731      3,080,150
                                                             ------------   ------------

FORTIS SERIES FUND, INC.
AGGRESSIVE GROWTH SERIES (CONTINUED)
Schedule of Investments
June 30, 2001 (Unaudited)

COMMON STOCKS-CONTINUED
--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             INFORMATION-WIRELESS TELECOMMUNICATIONS
             CARRIERS-1.58%
    286,800  Aether Systems, Inc. (a).....................   $  3,972,457   $  2,538,180
     48,200  Rural Cellular Corp. (a).....................      1,174,884      2,183,460
                                                             ------------   ------------
                                                                5,147,341      4,721,640
                                                             ------------   ------------
             LEATHER AND ALLIED PRODUCT
             MANUFACTURING-0.67%
     52,600  Coach, Inc. (with rights) (a)................      1,510,462      2,001,430
                                                             ------------   ------------
             MACHINERY MANUFACTURING-INDUSTRIAL
             MACHINERY-3.39%
     51,600  Dupont Photomasks, Inc. (a)..................      1,983,166      2,489,700
    356,000  SpeedFam-IPEC, Inc. (a)......................      1,922,046      1,135,640
    128,400  Ultratech Stepper, Inc. (a)..................      2,863,766      3,293,460
     76,900  Varian Semiconductor Equipment Associates,
               Inc. (a)...................................      2,098,898      3,229,800
                                                             ------------   ------------
                                                                8,867,876     10,148,600
                                                             ------------   ------------
             MACHINERY MANUFACTURING-OTHER GENERAL
             PURPOSE-0.42%
     38,200  Graco, Inc...................................      1,012,238      1,260,600
                                                             ------------   ------------
             MANAGEMENT, SCIENTIFIC AND TECH CONSULTING
             SERVICES-1.84%
    172,800  Gartner, Inc. Class A (a)....................      1,099,067      1,900,800
     24,500  Maximus, Inc. (a)............................        851,571        982,205
    112,200  Watson Wyatt & Co. Holdings (a)..............      2,172,234      2,623,236
                                                             ------------   ------------
                                                                4,122,872      5,506,241
                                                             ------------   ------------
             MINING-METAL ORE-1.97%
    171,100  Freeport-McMoRan Copper & Gold, Inc.
               Class B (a)................................      2,346,406      1,890,655
    136,800  Stillwater Mining Co. (a)....................      3,619,201      4,001,400
                                                             ------------   ------------
                                                                5,965,607      5,892,055
                                                             ------------   ------------
             OTHER SERVICES-COMMERCIAL AND INDUSTRIAL
             MACHINERY AND EQUIPMENT-0.03%
      2,200  Gtech Holdings Corp. (a).....................         78,922         78,122
                                                             ------------   ------------
             PETROLEUM AND COAL-MINING SUPPORT
             ACTIVITIES-1.06%
    455,500  Grey Wolf, Inc. (a)..........................      2,618,855      1,822,000
     43,800  Helmerich & Payne, Inc.......................      1,987,862      1,357,362
                                                             ------------   ------------
                                                                4,606,717      3,179,362
                                                             ------------   ------------
             PETROLEUM AND COAL-OIL AND GAS
             EXTRACTION-3.68%
     68,400  Cabot Oil & Gas Corp.........................      1,738,092      1,668,960
    419,100  Range Resources Corp. (a)....................      2,386,513      2,514,600
     81,000  Remington Oil & Gas Corp. (a)................      1,130,596      1,539,000
    206,000  Unit Corp. (a)...............................      3,414,432      3,265,100
    140,100  XTO Energy, Inc..............................      2,244,432      2,010,435
                                                             ------------   ------------
                                                               10,914,065     10,998,095
                                                             ------------   ------------
             PRINTING AND RELATED SUPPORT ACTIVITIES-1.04%
     86,800  Valassis Communications, Inc. (a)............      2,643,289      3,107,440
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             PROFESSIONAL SERVICES-ADVERTISING AND RELATED
             SERVICES-0.35%
     30,900  Advo, Inc. (a)...............................   $  1,153,357   $  1,055,235
                                                             ------------   ------------
             PROFESSIONAL SERVICES-COMPUTER SYSTEMS DESIGN
             AND RELATED-3.39%
     63,700  Avant! Corp. (a).............................      1,013,109        847,210
     60,400  Cabletron Systems, Inc. (a)..................        670,377      1,380,140
     46,900  CACI International, Inc. (a).................      1,399,122      2,204,300
     55,100  HNC Software, Inc. (a).......................        887,904      1,377,500
    144,700  Radiant Systems, Inc. (a)....................      1,963,831      2,332,564
    153,548  Stratos Lightwave, Inc. (a)..................        910,257      1,996,124
                                                             ------------   ------------
                                                                6,844,600     10,137,838
                                                             ------------   ------------
             PROFESSIONAL, SCIENTIFIC AND TECHNICAL
             SERVICES-OTHER-0.70%
     66,600  IDEXX Laboratories, Inc. (a).................      1,946,255      2,081,250
                                                             ------------   ------------
             REAL ESTATE, RENTAL AND LEASING-ACTIVITIES
             RELATED TO REAL ESTATE-0.77%
    132,500  Catellus Development Corp. (a)...............      2,177,472      2,312,125
                                                             ------------   ------------
             RECREATION-GAMBLING INDUSTRIES-0.03%
      3,300  Argosy Gaming Co. (a)........................         81,490         91,608
                                                             ------------   ------------
             RETAIL-CLOTHING STORES-3.10%
     51,800  American Eagle Outfitters, Inc. (a)..........      1,504,268      1,825,432
     79,600  Hot Topic, Inc. (a)..........................      2,214,358      2,475,560
     36,900  Pacific Sunwear of California, Inc. (a)              817,180        827,667
    151,300  Too, Inc. (a)................................      2,911,304      4,145,620
                                                             ------------   ------------
                                                                7,447,110      9,274,279
                                                             ------------   ------------
             RETAIL-DIRECT SELLING ESTABLISHMENTS-0.78%
    115,400  J. Jill Group, Inc. (a)......................      2,091,927      2,336,850
                                                             ------------   ------------
             RETAIL-ELECTRONIC SHOPPING AND MAIL-ORDER
             HOUSES-0.61%
     45,000  PolyMedica Corp. (a).........................      2,149,878      1,822,500
                                                             ------------   ------------
             RETAIL-ELECTRONICS AND APPLIANCE STORES-0.83%
     76,500  Ultimate Electronics, Inc. (a)...............      1,926,235      2,480,130
                                                             ------------   ------------
             RETAIL-GROCERY STORES-0.57%
     63,000  Whole Foods Market, Inc. (a).................      1,251,595      1,707,300
                                                             ------------   ------------
             RETAIL-SHOE STORES-0.60%
     53,000  Genesco, Inc. (a)............................      1,337,383      1,780,800
                                                             ------------   ------------
             TRANSPORTATION-AIR SCHEDULED-1.90%
    144,700  Airtran Holdings, Inc. (a)...................      1,188,836      1,519,350
     71,400  Atlantic Coast Airlines Holdings,
               Inc. (a)...................................      1,668,512      2,141,286
    163,600  Mesa Air Group, Inc. (a).....................      1,436,023      2,020,460
                                                             ------------   ------------
                                                                4,293,371      5,681,096
                                                             ------------   ------------
             TRANSPORTATION EQUIPMENT
             MANUFACTURING-OTHER-0.75%
     48,900  Polaris Industries, Inc......................      2,152,504      2,239,620
                                                             ------------   ------------

--------------------------------------------------------------------------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             WASTE MANAGEMENT, ADMINISTRATIVE-OFFICE
             ADMINSTRATIVE SERVICES-0.62%
    208,500  US Oncology, Inc. (a)........................   $  1,731,777   $  1,853,565
                                                             ------------   ------------
             WASTE MANAGEMENT, ADMINISTRATIVE-TRAVEL
             ARRANGEMENT AND RESERVATION SERVICES-0.47%
     30,100  Hotel Reservations Network, Inc.
               Class A (a)................................        777,923      1,400,553
                                                             ------------   ------------

                                                                               Market
    Shares                                                     Cost (b)      Value (c)
   --------                                                  ------------   ------------
             WHOLESALERS-PROFESSIONAL AND COMMERCIAL
             EQUIPMENT-1.00%
     90,800  Molecular Devices Corp. (a)..................   $  1,753,983   $  1,820,540
    353,500  SONICblue, Inc. (a)..........................      1,472,544      1,166,550
                                                             ------------   ------------
                                                                3,226,527      2,987,090
                                                             ------------   ------------
             TOTAL COMMON STOCKS..........................   $253,182,049   $292,577,259
                                                             ============   ============

SHORT-TERM INVESTMENTS-2.57%
--------------------------------------------------------------------------------

   Principal                                                      Market
    Amount                                                      Value (c)
  -----------                                                  ------------
               FINANCE-CONSUMER LENDING-1.00%
  $3,000,000   Bear Stearns Corp. Master Variable Note,
                 Current rate -- 4.08%......................   $  3,000,000
                                                               ------------
               FINANCE-DEPOSITORY CREDIT BANKING-1.41%
   4,224,362   U.S. Bank N.A. Money Market Variable Rate
                 Time Deposit, Current rate -- 3.86%........      4,224,362
                                                               ------------
               U.S. TREASURY BILLS-0.16%
     470,000   U.S. Treasury Bill, 3.52%, 9-27-2001 (d).....        466,044
                                                               ------------
               TOTAL SHORT-TERM INVESTMENTS.................      7,690,406
                                                               ------------
               TOTAL INVESTMENTS IN SECURITIES (COST:
                 $260,872,455) (B)..........................   $300,267,665
                                                               ============

 (a) Presently not paying dividend income.
 (b) At June 30, 2001, the cost of securities for federal income tax purposes was $261,655,130 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................  $ 55,605,838
Unrealized depreciation.....................................   (16,993,303)
--------------------------------------------------------------------------
Net unrealized appreciation.................................  $ 38,612,535
--------------------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Security pledged as initial margin deposit for open financial futures position detailed below:

FINANCIAL FUTURES-LONG
                                                                                                           Unrealized
                                                                           Market Value                  Appreciation/
                                                               Number of    Covered by                   (Depreciation)
Issuer                                                        Contract(s)  Contract(s)     Expiration     at 6/30/2001
------                                                        -----------  ------------    ----------    --------------
Russell 2000                                                      12        $3,093,600   September 2001     $42,300

FORTIS SERIES FUND, INC.

Statements of Assets and Liabilities
(Unaudited)

June 30, 2001

--------------------------------------------------------------------------------

                                              MONEY       U.S. GOV'T.    DIVERSIFIED   MULTISECTOR
                                             MARKET       SECURITIES       INCOME          BOND
                                             SERIES         SERIES         SERIES         SERIES
                                          -------------  -------------  -------------  ------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market* (Note 1)....................  $121,708,619   $155,020,781   $ 89,588,514   $27,430,995
  Cash on deposit with custodian........            --             --             --        10,229
  Foreign currency on deposit with
    custodian...........................            --             --             --            --
  Collateral for securities lending
    transactions (Note 1)...............            --     48,765,823     17,495,293            --
  Receivables:
    Unrealized appreciation on forward
      foreign currency contracts (Notes
      1 and 3)..........................            --             --             --            --
    Investment securities sold..........            --     12,846,152      2,429,555       221,553
    Interest and dividends..............        89,715      1,175,658      1,353,801       531,250
    Subscriptions of capital stock......            --             --             --            --
    Prepaid expenses....................           885          1,697          1,039           218
                                          ------------   ------------   ------------   -----------
TOTAL ASSETS............................   121,799,219    217,810,111    110,868,202    28,194,245
                                          ------------   ------------   ------------   -----------
LIABILITIES:
  Unrealized depreciation on forward
    foreign currency contracts (Notes 1
    and 3)..............................            --             --             --            --
  Payable upon return of securities
    loaned (Note 1).....................            --     48,765,823     17,495,293            --
  Payable for investment securities
    purchased...........................            --     17,758,281      2,419,907       225,190
  Redemptions of capital stock..........            --             --             --            --
  Payable for investment advisory and
    management fees (Note 2)............        30,223         58,228         36,115        17,148
  Accounts payable and accrued
    expenses............................        15,907         19,970         17,355        14,109
                                          ------------   ------------   ------------   -----------
TOTAL LIABILITIES.......................        46,130     66,602,302     19,968,670       256,447
                                          ------------   ------------   ------------   -----------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    20,000,000,000 shares; **...........   113,274,605    155,781,942     97,155,276    28,366,143
  Unrealized appreciation (depreciation)
    of investments in securities and
    other assets and liabilities
    denominated in foreign currency.....            --      2,815,963     (2,276,719)     (170,608)
  Undistributed (excess of distrubutions
    over) net investment income.........     8,478,484     12,552,029     10,485,752       867,847
  Accumulated net realized gain (loss)
    from sale of investments and foreign
    currency............................            --    (19,942,125)   (14,464,777)   (1,125,584)
                                          ------------   ------------   ------------   -----------
TOTAL NET ASSETS........................  $121,753,089   $151,207,809   $ 90,899,532   $27,937,798
                                          ============   ============   ============   ===========
NET ASSET VALUE PER SHARE...............        $11.60         $10.87         $11.13        $10.78
                                          ============   ============   ============   ===========
*Cost...................................  $121,708,619   $152,204,818   $ 91,865,233   $27,598,740
**Outstanding shares....................    10,498,147     13,906,969      8,169,121     2,591,569

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                              HIGH          ASSET        AMERICAN                       CAPITAL       GROWTH &
                                              YIELD       ALLOCATION      LEADERS         VALUE      OPPORTUNITIES     INCOME
                                             SERIES         SERIES        SERIES         SERIES         SERIES         SERIES
                                          -------------  ------------  -------------  -------------  -------------  -------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market* (Note 1)....................  $ 55,707,508   $577,632,090  $ 13,398,726   $134,868,071   $ 23,171,565   $260,655,398
  Cash on deposit with custodian........         1,006        69,844             --             --             --             --
  Foreign currency on deposit with
    custodian...........................            --            --             --             --             --             --
  Collateral for securities lending
    transactions (Note 1)...............            --   144,386,829             --     41,546,364             --     59,246,268
  Receivables:
    Unrealized appreciation on forward
      foreign currency contracts (Notes
      1 and 3)..........................            --            --             --             --             --             --
    Investment securities sold..........        78,300     4,503,653         58,565             --        332,220      1,464,735
    Interest and dividends..............     1,249,373     3,010,530         15,307        132,398         21,694        231,932
    Subscriptions of capital stock......            --        80,591             --          6,008             --          4,110
    Prepaid expenses....................           593         8,294             77          2,272            222          4,529
                                          ------------   ------------  ------------   ------------   ------------   ------------
TOTAL ASSETS............................    57,036,780   729,691,831     13,472,675    176,555,113     23,525,701    321,606,972
                                          ------------   ------------  ------------   ------------   ------------   ------------
LIABILITIES:
  Unrealized depreciation on forward
    foreign currency contracts (Notes 1
    and 3)..............................            --            --             --             --            160             --
  Payable upon return of securities
    loaned (Note 1).....................            --   144,386,829             --     41,546,364             --     59,246,268
  Payable for investment securities
    purchased...........................     2,829,583            --        462,812             --        386,125      1,283,189
  Redemptions of capital stock..........            --            --             --             --             --             --
  Payable for investment advisory and
    management fees (Note 2)............        22,777       231,007          9,420         73,952         16,932        138,677
  Accounts payable and accrued
    expenses............................        13,716        68,244         11,095         13,972         13,512         34,218
                                          ------------   ------------  ------------   ------------   ------------   ------------
TOTAL LIABILITIES.......................     2,866,076   144,686,080        483,327     41,634,288        416,729     60,702,352
                                          ------------   ------------  ------------   ------------   ------------   ------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    20,000,000,000 shares; **...........    71,865,014   495,050,164     12,416,113    105,780,315     27,194,445    192,071,758
  Unrealized appreciation (depreciation)
    of investments in securities and
    other assets and liabilities
    denominated in foreign currency.....    (7,611,392)    9,991,906        696,048     10,185,211     (2,756,159)    20,911,263
  Undistributed (excess of distrubutions
    over) net investment income.........     9,283,535    27,727,299         37,619      1,333,703         (6,012)     4,865,512
  Accumulated net realized gain (loss)
    from sale of investments and foreign
    currency............................   (19,366,453)   52,236,382       (160,432)    17,621,596     (1,323,302)    43,056,087
                                          ------------   ------------  ------------   ------------   ------------   ------------
TOTAL NET ASSETS........................  $ 54,170,704   $585,005,751  $ 12,989,348   $134,920,825   $ 23,108,972   $260,904,620
                                          ============   ============  ============   ============   ============   ============
NET ASSET VALUE PER SHARE...............         $7.65        $18.15         $10.91         $17.97          $8.27         $19.05
                                          ============   ============  ============   ============   ============   ============
*Cost...................................  $ 63,318,900   $567,640,184  $ 12,702,678   $124,682,860   $ 25,927,702   $239,627,181
**Outstanding shares....................     7,078,953    32,236,379      1,190,791      7,508,969      2,794,387     13,697,396

                                              S & P        BLUE CHIP
                                            500 INDEX        STOCK
                                             SERIES         SERIES
                                          -------------  -------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market* (Note 1)....................  $354,030,725   $263,060,303
  Cash on deposit with custodian........           168             --
  Foreign currency on deposit with
    custodian...........................            --             --
  Collateral for securities lending
    transactions (Note 1)...............    93,056,910     78,942,070
  Receivables:
    Unrealized appreciation on forward
      foreign currency contracts (Notes
      1 and 3)..........................            --             --
    Investment securities sold..........       750,291      3,454,527
    Interest and dividends..............       273,844        148,115
    Subscriptions of capital stock......            --             --
    Prepaid expenses....................         7,286          3,281
                                          ------------   ------------
TOTAL ASSETS............................   448,119,224    345,608,296
                                          ------------   ------------
LIABILITIES:
  Unrealized depreciation on forward
    foreign currency contracts (Notes 1
    and 3)..............................            --             --
  Payable upon return of securities
    loaned (Note 1).....................    93,056,910     78,942,070
  Payable for investment securities
    purchased...........................       811,134      3,582,654
  Redemptions of capital stock..........            --             --
  Payable for investment advisory and
    management fees (Note 2)............       118,218        190,356
  Accounts payable and accrued
    expenses............................        51,955         31,436
                                          ------------   ------------
TOTAL LIABILITIES.......................    94,038,217     82,746,516
                                          ------------   ------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    20,000,000,000 shares; **...........   310,762,269    247,408,563
  Unrealized appreciation (depreciation)
    of investments in securities and
    other assets and liabilities
    denominated in foreign currency.....    26,305,066     19,946,851
  Undistributed (excess of distrubutions
    over) net investment income.........     4,784,152        (38,392)
  Accumulated net realized gain (loss)
    from sale of investments and foreign
    currency............................    12,229,520     (4,455,242)
                                          ------------   ------------
TOTAL NET ASSETS........................  $354,081,007   $262,861,780
                                          ============   ============
NET ASSET VALUE PER SHARE...............        $18.76         $17.60
                                          ============   ============
*Cost...................................  $327,724,159   $243,113,446
**Outstanding shares....................    18,875,841     14,933,222

FORTIS SERIES FUND, INC.

(Unaudited)

June 30, 2001

--------------------------------------------------------------------------------

                                           BLUE CHIP    INTERNATIONAL  INTERNATIONAL    MID CAP
                                             STOCK          STOCK          STOCK         STOCK
                                           SERIES II       SERIES        SERIES II       SERIES
                                          ------------  -------------  -------------  ------------
ASSETS:
  Investments in securities, as detailed
    in the accompanying schedules, at
    market* (Note 1)....................  $20,057,271   $124,561,829   $ 35,505,314   $43,385,406
  Cash on deposit with custodian........           --             --             --            --
  Foreign currency on deposit with
    custodian...........................           --             --        831,750            --
  Collateral for securities lending
    transactions (Note 1)...............           --             --             --            --
  Receivables:
    Unrealized appreciation on forward
      foreign currency contracts (Notes
      1 and 3)..........................           --            413             --            --
    Investment securities sold..........           --        917,957        458,407            --
    Interest and dividends..............        7,566        615,004        110,211        35,909
    Subscriptions of capital stock......           --             --             --            --
    Prepaid expenses....................          213          1,975            285         3,648
                                          -----------   ------------   ------------   -----------
TOTAL ASSETS............................   20,065,050    126,097,178     36,905,967    43,424,963
                                          -----------   ------------   ------------   -----------
LIABILITIES:
  Unrealized depreciation on forward
    foreign currency contracts (Notes 1
    and 3)..............................           --          4,290             --            --
  Payable upon return of securities
    loaned (Note 1).....................           --             --             --            --
  Payable for investment securities
    purchased...........................           --      1,127,741         48,098            --
  Redemptions of capital stock..........           --             --             --            --
  Payable for investment advisory and
    management fees (Note 2)............       15,516         87,623         28,028        31,887
  Accounts payable and accrued
    expenses............................       16,752         35,275         35,443        15,309
                                          -----------   ------------   ------------   -----------
TOTAL LIABILITIES.......................       32,268      1,254,929        111,569        47,196
                                          -----------   ------------   ------------   -----------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    20,000,000,000 shares; **...........   24,408,060    128,353,976     46,901,043    43,679,815
  Unrealized appreciation (depreciation)
    of investments in securities and
    other assets and liabilities
    denominated in foreign currency.....   (3,147,790)   (14,212,457)    (8,302,525)    2,175,424
  Undistributed (excess of distrubutions
    over) net investment income.........       (7,238)       958,983        150,009        12,342
  Accumulated net realized gain (loss)
    from sale of investments and foreign
    currency............................   (1,220,250)     9,741,747     (1,954,129)   (2,489,814)
                                          -----------   ------------   ------------   -----------
TOTAL NET ASSETS........................  $20,032,782   $124,842,249   $ 36,794,398   $43,377,767
                                          ===========   ============   ============   ===========
NET ASSET VALUE PER SHARE...............        $7.75         $13.02          $9.42        $10.10
                                          ===========   ============   ============   ===========
*Cost...................................  $23,208,005   $138,732,179   $ 43,793,466   $41,220,657
**Outstanding shares....................    2,585,368      9,587,176      3,904,014     4,296,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                             SMALL CAP         GLOBAL         GLOBAL       LARGE CAP      INVESTORS
                                               VALUE           GROWTH         EQUITY        GROWTH         GROWTH
                                               SERIES          SERIES         SERIES        SERIES         SERIES
                                          ----------------  -------------  ------------  -------------  -------------
ASSETS:
Investments in securities, as detailed
  in the accompanying schedules, at
  market* (Note 1)......................  $    90,470,074   $305,356,859   $11,824,231   $ 93,755,323   $ 18,110,771
Cash on deposit with custodian..........               --             --            --             --             --
Foreign currency on deposit with
  custodian.............................               --             --            --             --             --
Collateral for securities lending
  transactions (Note 1).................               --     45,312,094            --     23,286,278             --
Receivables:
  Unrealized appreciation on forward
    foreign currency contracts (Notes 1
    and 3)..............................               --             --           504             --             --
  Investment securities sold............          113,616     11,617,394        61,394             --        340,872
  Interest and dividends................          179,336        801,201        19,986         45,116         11,983
  Subscriptions of capital stock........               --             --            --             --             --
  Prepaid expenses......................            3,531          4,456           335          1,055          5,283
                                          ---------------   ------------   -----------   ------------   ------------
TOTAL ASSETS............................       90,766,557    363,092,004    11,906,450    117,087,772     18,468,909
                                          ---------------   ------------   -----------   ------------   ------------
LIABILITIES:
  Unrealized depreciation on forward
    foreign currency contracts (Notes 1
    and 3)..............................               --         19,573           124             --             --
  Payable upon return of securities
    loaned (Note 1).....................               --     45,312,094            --     23,286,278             --
  Payable for investment securities
    purchased...........................          664,628      9,997,005       575,496        178,393        824,182
  Redemptions of capital stock..........               --             --            --             --             --
  Payable for investment advisory and
    management fees (Note 2)............           61,828        178,184         9,266         71,023         12,862
  Accounts payable and accrued
    expenses............................           13,282         73,502        21,647         19,670          6,829
                                          ---------------   ------------   -----------   ------------   ------------
TOTAL LIABILITIES.......................          739,738     55,580,358       606,533     23,555,364        843,873
                                          ---------------   ------------   -----------   ------------   ------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    20,000,000,000 shares; **...........       71,891,995    209,730,582    12,532,475    115,693,906     21,538,065
  Unrealized appreciation (depreciation)
    of investments in securities and
    other assets and liabilities
    denominated in foreign currency.....       12,685,707     13,637,587      (577,884)    (8,883,630)       144,390
  Undistributed (excess of distrubutions
    over) net investment income.........          499,221      1,156,084        23,385        (45,237)       (22,248)
  Accumulated net realized gain (loss)
    from sale of investments and foreign
    currency............................        4,949,896     82,987,393      (678,059)   (13,232,631)    (4,035,171)
                                          ---------------   ------------   -----------   ------------   ------------
TOTAL NET ASSETS........................  $    90,026,819   $307,511,646   $11,299,917   $ 93,532,408   $ 17,625,036
                                          ===============   ============   ===========   ============   ============
NET ASSET VALUE PER SHARE...............           $13.66         $20.36         $8.91         $10.58          $7.81
                                          ===============   ============   ===========   ============   ============
*Cost...................................  $    77,784,367   $291,678,010   $12,401,772   $102,638,953   $ 17,966,361
**Outstanding shares....................        6,591,319     15,103,039     1,267,588      8,837,911      2,255,818

                                              GROWTH       AGGRESSIVE
                                              STOCK          GROWTH
                                              SERIES         SERIES
                                          --------------  -------------
ASSETS:
Investments in securities, as detailed
  in the accompanying schedules, at
  market* (Note 1)......................  $ 855,385,633   $300,267,665
Cash on deposit with custodian..........             --             --
Foreign currency on deposit with
  custodian.............................             --             --
Collateral for securities lending
  transactions (Note 1).................    226,093,519     55,637,335
Receivables:
  Unrealized appreciation on forward
    foreign currency contracts (Notes 1
    and 3)..............................             --             --
  Investment securities sold............     10,218,569      6,174,529
  Interest and dividends................        243,917        118,857
  Subscriptions of capital stock........        448,193             --
  Prepaid expenses......................         13,297          5,141
                                          --------------  ------------
TOTAL ASSETS............................  1,092,403,128    362,203,527
                                          --------------  ------------
LIABILITIES:
  Unrealized depreciation on forward
    foreign currency contracts (Notes 1
    and 3)..............................             --             --
  Payable upon return of securities
    loaned (Note 1).....................    226,093,519     55,637,335
  Payable for investment securities
    purchased...........................     11,395,265      6,294,187
  Redemptions of capital stock..........             --        903,090
  Payable for investment advisory and
    management fees (Note 2)............        424,277        150,864
  Accounts payable and accrued
    expenses............................        105,224         53,891
                                          --------------  ------------
TOTAL LIABILITIES.......................    238,018,285     63,039,367
                                          --------------  ------------
NET ASSETS:
  Net proceeds of capital stock, par
    value $.01 per share-authorized
    20,000,000,000 shares; **...........    600,683,643    308,588,900
  Unrealized appreciation (depreciation)
    of investments in securities and
    other assets and liabilities
    denominated in foreign currency.....     94,173,252     39,437,510
  Undistributed (excess of distrubutions
    over) net investment income.........        688,670        384,397
  Accumulated net realized gain (loss)
    from sale of investments and foreign
    currency............................    158,839,278    (49,246,647)
                                          --------------  ------------
TOTAL NET ASSETS........................  $ 854,384,843   $299,164,160
                                          ==============  ============
NET ASSET VALUE PER SHARE...............         $33.93         $20.24
                                          ==============  ============
*Cost...................................  $ 761,212,381   $260,872,455
**Outstanding shares....................     25,179,387     14,780,523

FORTIS SERIES FUND, INC.

Statements of Operations
(Unaudited)

For the Six-Month Period Ended June 30, 2001

--------------------------------------------------------------------------------

                                             MONEY     U.S. GOV'T.   DIVERSIFIED  MULTISECTOR      HIGH
                                            MARKET      SECURITIES     INCOME        BOND         YIELD
                                            SERIES        SERIES       SERIES       SERIES        SERIES
                                          -----------  ------------  -----------  -----------  ------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Interest income.....................  $2,881,637   $ 4,654,127   $3,552,127    $ 979,753   $ 3,156,200
    Dividend Income.....................          --            --           --           --            --
    Fee income (Note 1).................          --        17,311       10,565           --            --
                                          ----------   -----------   ----------    ---------   -----------
  Total Income*.........................   2,881,637     4,671,438    3,562,692      979,753     3,156,200
                                          ----------   -----------   ----------    ---------   -----------
  Expenses:
    Investment advisory and management
      fees (Note 2).....................     169,090       340,154      220,817       95,794       143,400
    Legal and auditing fees (Note 2)....       7,526        10,851        9,129        9,385         8,253
    Custodian fees......................       3,143         3,710        3,116        2,418         2,250
    Shareholders' notices and reports...       5,923         8,232        5,716        2,914         3,635
    Directors' fees and expenses........       2,067         2,935        1,986          446         1,262
    Other...............................       3,572         2,112        1,494          346           926
                                          ----------   -----------   ----------    ---------   -----------
  Total Expenses........................     191,321       367,994      242,258      111,303       159,726
                                          ----------   -----------   ----------    ---------   -----------
NET INVESTMENT INCOME (LOSS)............   2,690,316     4,303,444    3,320,434      868,450     2,996,474
                                          ----------   -----------   ----------    ---------   -----------
REALIZED & UNREALIZED GAIN (LOSS) ON
  INVESTMENTS & FOREIGN CURRENCY
  TRANSACTIONS: (NOTE 1)
  Net realized gain (loss) from:
    Investments.........................          --     1,059,909     (399,032)      75,792    (3,232,304)
    Foreign currency transactions.......          --            --           --         (603)           --
    Future contracts....................          --            --           --           --            --
                                          ----------   -----------   ----------    ---------   -----------
NET REALIZED GAIN(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS.....          --     1,059,909     (399,032)      75,189    (3,232,304)
                                          ----------   -----------   ----------    ---------   -----------
NET CHANGES IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
  Investments...........................          --    (1,619,874)    (157,406)    (301,412)      440,192
  Translation of assets and liabilities
    denominated in foreign currency.....          --            --           --      (39,923)           --
                                          ----------   -----------   ----------    ---------   -----------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS.........          --    (1,619,874)    (157,406)    (341,335)      440,192
                                          ----------   -----------   ----------    ---------   -----------
NET GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY......................          --      (559,965)    (556,438)    (266,146)   (2,792,112)
                                          ----------   -----------   ----------    ---------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $2,690,316   $ 3,743,479   $2,763,996    $ 602,304   $   204,362
                                          ==========   ===========   ==========    =========   ===========

  *Net of foreign witholding taxes of:
  Asset Allocation Series            $    2,038
  American Leaders Series                   464
  Value Series                            3,527
  Capital Opportunities Series              995
  Growth & Income Series                    561
  Blue Chip Stock Series                  7,696
  Blue Chip Stock Series II                 303
  International Stock Series            134,737
  International Stock Series II          40,565
  Global Growth Series                  139,521
  Global Equity Series                    8,658
  Large Cap Growth Series                 6,893
  Investors Growth Series                   500
  Growth Stock Series                    32,576

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                              ASSET       AMERICAN                   CAPITAL       GROWTH &         S & P
                                           ALLOCATION     LEADERS       VALUE     OPPORTUNITIES     INCOME        500 INDEX
                                             SERIES        SERIES      SERIES        SERIES         SERIES         SERIES
                                          -------------  ----------  -----------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Interest income.....................  $  7,675,717   $  16,039   $  315,950    $    46,162   $    344,432   $     82,761
    Dividend Income.....................     1,989,773      78,197      617,306         61,005      1,739,445      2,204,134
    Fee income (Note 1).................        55,234          --        4,392             --          8,491         14,163
                                          ------------   ---------   ----------    -----------   ------------   ------------
  Total Income*.........................     9,720,724      94,236      937,648        107,167      2,092,368      2,301,058
                                          ------------   ---------   ----------    -----------   ------------   ------------
  Expenses:
    Investment advisory and management
      fees (Note 2).....................     1,429,824      46,255      421,214         90,660        844,910        728,701
    Legal and auditing fees (Note 2)....        18,904       6,958        8,862          6,957         11,947         12,674
    Custodian fees......................        19,322       2,479        4,721         12,919          9,764         14,597
    Shareholders' notices and reports...        40,663         577        5,876          1,117         17,161         28,050
    Directors' fees and expenses........        13,755         179        1,894            374          5,243          8,026
    Other...............................        10,620         169        1,495            372          4,530          8,918
                                          ------------   ---------   ----------    -----------   ------------   ------------
  Total Expenses........................     1,533,088      56,617      444,062        112,399        893,555        800,966
                                          ------------   ---------   ----------    -----------   ------------   ------------
NET INVESTMENT INCOME (LOSS)............     8,187,636      37,619      493,586         (5,232)     1,198,813      1,500,092
                                          ------------   ---------   ----------    -----------   ------------   ------------
REALIZED & UNREALIZED GAIN (LOSS) ON
  INVESTMENTS & FOREIGN CURRENCY
  TRANSACTIONS: (NOTE 1)
  Net realized gain (loss) from:
    Investments.........................     1,026,026    (234,645)   2,873,094     (1,222,864)    23,068,422      3,732,533
    Foreign currency transactions.......            --          --           --           (780)            --             --
    Future contracts....................            --          --      122,842             --      1,309,840       (564,063)
                                          ------------   ---------   ----------    -----------   ------------   ------------
NET REALIZED GAIN(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS.....     1,026,026    (234,645)   2,995,936     (1,223,644)    24,378,262      3,168,470
                                          ------------   ---------   ----------    -----------   ------------   ------------
NET CHANGES IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
  Investments...........................   (49,118,538)    313,968      414,842     (1,460,033)   (37,336,949)   (31,883,449)
  Translation of assets and liabilities
    denominated in foreign currency.....            --          --           --            (47)            --             --
                                          ------------   ---------   ----------    -----------   ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS.........   (49,118,538)    313,968      414,842     (1,460,080)   (37,336,949)   (31,883,449)
                                          ------------   ---------   ----------    -----------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY......................   (48,092,512)     79,323    3,410,778     (2,683,724)   (12,958,687)   (28,714,979)
                                          ------------   ---------   ----------    -----------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $(39,904,876)  $ 116,942   $3,904,364    $(2,688,956)  $(11,759,874)  $(27,214,887)
                                          ============   =========   ==========    ===========   ============   ============

FORTIS SERIES FUND, INC.

(Unaudited)

For the Six-Month Period Ended June 30, 2001

--------------------------------------------------------------------------------

                                            BLUE CHIP     BLUE CHIP    INTERNATIONAL  INTERNATIONAL    MID CAP
                                              STOCK         STOCK          STOCK          STOCK         STOCK
                                             SERIES       SERIES II       SERIES        SERIES II       SERIES
                                          -------------  ------------  -------------  -------------  ------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Interest income.....................  $    112,505   $    34,444   $     60,262    $    21,293   $    34,577
    Dividend Income.....................     1,055,087        59,083      1,526,149        363,247       172,037
    Fee income (Note 1).................        11,933            --             --             --            --
                                          ------------   -----------   ------------    -----------   -----------
  Total Income*.........................     1,179,525        93,527      1,586,411        384,540       206,614
                                          ------------   -----------   ------------    -----------   -----------
  Expenses:
    Investment advisory and management
      fees (Note 2).....................     1,161,495        82,722        559,544        184,579       175,172
    Legal and auditing fees (Note 2)....        11,735         6,957          9,958          9,595         7,289
    Custodian fees......................        14,432         9,656         31,800         22,196        10,761
    Shareholders' notices and reports...        16,813           843          9,176          3,770         2,457
    Directors' fees and expenses........         5,636           324          2,850            902         1,026
    Other...............................         4,436           263          2,198            890           683
                                          ------------   -----------   ------------    -----------   -----------
  Total Expenses........................     1,214,547       100,765        615,526        221,932       197,388
                                          ------------   -----------   ------------    -----------   -----------
NET INVESTMENT INCOME (LOSS)............       (35,022)       (7,238)       970,885        162,608         9,226
                                          ------------   -----------   ------------    -----------   -----------
REALIZED & UNREALIZED GAIN (LOSS) ON
  INVESTMENTS & FOREIGN CURRENCY
  TRANSACTIONS: (NOTE 1)
  Net realized gain (loss) from:
    Investments.........................    (3,439,003)     (729,090)       (34,651)    (1,911,586)   (2,409,676)
    Foreign currency transactions.......        (3,370)           --        (23,773)       (12,599)           --
    Future contracts....................            --        16,293             --             --        47,425
                                          ------------   -----------   ------------    -----------   -----------
NET REALIZED GAIN(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS.....    (3,442,373)     (712,797)       (58,424)    (1,924,185)   (2,362,251)
                                          ------------   -----------   ------------    -----------   -----------
NET CHANGES IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
  Investments...........................   (27,080,106)   (2,067,104)   (20,800,733)    (5,215,755)    1,722,047
  Translation of assets and liabilities
    denominated in foreign currency.....            (2)           --        (30,993)        (6,371)           --
                                          ------------   -----------   ------------    -----------   -----------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS.........   (27,080,108)   (2,067,104)   (20,831,726)    (5,222,126)    1,722,047
                                          ------------   -----------   ------------    -----------   -----------
NET GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY......................   (30,522,481)   (2,779,901)   (20,890,150)    (7,146,311)     (640,204)
                                          ------------   -----------   ------------    -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $(30,557,503)  $(2,787,139)  $(19,919,265)   $(6,983,703)  $  (630,978)
                                          ============   ===========   ============    ===========   ===========

  *Net of foreign witholding taxes of:
  Asset Allocation Series            $    2,038
  American Leaders Series                   464
  Value Series                            3,527
  Capital Opportunities Series              995
  Growth & Income Series                    561
  Blue Chip Stock Series                  7,696
  Blue Chip Stock Series II                 303
  International Stock Series            134,737
  International Stock Series II          40,565
  Global Growth Series                  139,521
  Global Equity Series                    8,658
  Large Cap Growth Series                 6,893
  Investors Growth Series                   500
  Growth Stock Series                    32,576

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                           SMALL CAP        GLOBAL        GLOBAL      LARGE CAP     INVESTORS        GROWTH
                                             VALUE          GROWTH        EQUITY       GROWTH         GROWTH         STOCK
                                             SERIES         SERIES        SERIES       SERIES         SERIES         SERIES
                                          ------------  --------------  ----------  -------------  ------------  --------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Interest income.....................  $   191,957   $     517,984   $  15,649   $     65,758   $    33,924   $   2,427,416
    Dividend Income.....................      652,493       1,796,989      82,758        341,113        46,109         964,689
    Fee income (Note 1).................           --          20,663          --          5,503            --         168,327
                                          -----------   -------------   ---------   ------------   -----------   -------------
  Total Income*.........................      844,450       2,335,636      98,407        412,374        80,033       3,560,432
                                          -----------   -------------   ---------   ------------   -----------   -------------
  Expenses:
    Investment advisory and management
      fees (Note 2).....................      322,294       1,189,596      52,018        434,355        70,030       2,712,067
    Legal and auditing fees (Note 2)....        7,414          15,842       6,706          8,071         7,045          24,758
    Custodian fees......................       10,414          37,965      15,103          5,145        23,469          27,186
    Shareholders' notices and reports...        2,999          29,741         775          6,621         1,101          68,152
    Directors' fees and expenses........        1,393           8,658         236          1,939           286          22,273
    Other...............................          715           7,080         277          1,480           359          17,326
                                          -----------   -------------   ---------   ------------   -----------   -------------
  Total Expenses........................      345,229       1,288,882      75,115        457,611       102,290       2,871,762
                                          -----------   -------------   ---------   ------------   -----------   -------------
NET INVESTMENT INCOME (LOSS)............      499,221       1,046,754      23,292        (45,237)      (22,257)        688,670
                                          -----------   -------------   ---------   ------------   -----------   -------------
REALIZED & UNREALIZED GAIN (LOSS) ON
  INVESTMENTS & FOREIGN CURRENCY
  TRANSACTIONS: (NOTE 1)
  Net realized gain (loss) from:
    Investments.........................    5,120,455      65,907,270    (531,950)   (12,731,455)   (2,900,118)    (49,052,898)
    Foreign currency transactions.......           --         109,330        (507)            --             9              --
    Future contracts....................           --              --          --             --            --              --
                                          -----------   -------------   ---------   ------------   -----------   -------------
NET REALIZED GAIN(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS.....    5,120,455      66,016,600    (532,457)   (12,731,455)   (2,900,109)    (49,052,898)
                                          -----------   -------------   ---------   ------------   -----------   -------------
NET CHANGES IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
  Investments...........................    5,645,229    (145,948,124)   (236,354)     1,542,142       189,275    (127,665,390)
  Translation of assets and liabilities
    denominated in foreign currency.....           --         (24,016)       (448)            --           (68)             --
                                          -----------   -------------   ---------   ------------   -----------   -------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS.........    5,645,229    (145,972,140)   (236,802)     1,542,142       189,207    (127,665,390)
                                          -----------   -------------   ---------   ------------   -----------   -------------
NET GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY......................   10,765,684     (79,955,540)   (769,259)   (11,189,313)   (2,710,902)   (176,718,288)
                                          -----------   -------------   ---------   ------------   -----------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $11,264,905   $ (78,908,786)  $(745,967)  $(11,234,550)  $(2,733,159)  $(176,029,618)
                                          ===========   =============   =========   ============   ===========   =============

                                           AGGRESSIVE
                                             GROWTH
                                             SERIES
                                          -------------
NET INVESTMENT INCOME (LOSS):
  Income:
    Interest income.....................  $    947,963
    Dividend Income.....................       321,146
    Fee income (Note 1).................        73,537
                                          ------------
  Total Income*.........................     1,342,646
                                          ------------
  Expenses:
    Investment advisory and management
      fees (Note 2).....................       935,426
    Legal and auditing fees (Note 2)....        12,529
    Custodian fees......................        16,074
    Shareholders' notices and reports...        24,573
    Directors' fees and expenses........         7,562
    Other...............................         5,428
                                          ------------
  Total Expenses........................     1,001,592
                                          ------------
NET INVESTMENT INCOME (LOSS)............       341,054
                                          ------------
REALIZED & UNREALIZED GAIN (LOSS) ON
  INVESTMENTS & FOREIGN CURRENCY
  TRANSACTIONS: (NOTE 1)
  Net realized gain (loss) from:
    Investments.........................   (81,633,678)
    Foreign currency transactions.......            --
    Future contracts....................    (2,157,026)
                                          ------------
NET REALIZED GAIN(LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY TRANSACTIONS.....   (83,790,704)
                                          ------------
NET CHANGES IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF:
  Investments...........................    32,136,637
  Translation of assets and liabilities
    denominated in foreign currency.....            --
                                          ------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS AND
  FOREIGN CURRENCY TRANSACTIONS.........    32,136,637
                                          ------------
NET GAIN (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCY......................   (51,654,067)
                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.............  $(51,313,013)
                                          ============

FORTIS SERIES FUND, INC.

Statements of Changes in Net Assets

                                                                     U.S. GOVERNMENT
                                 MONEY MARKET SERIES                SECURITIES SERIES
---------------------------------------------------------------------------------------------
                              FOR THE                           FOR THE
                             SIX-MONTH                         SIX-MONTH
                           PERIOD ENDED        FOR THE       PERIOD ENDED        FOR THE
                           JUNE 30, 2001     YEAR ENDED      JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............  $  2,690,316     $   5,788,771    $  4,303,444     $  8,248,893
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........            --                --       1,059,909       (1,007,300)
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....            --                --      (1,619,874)       7,439,978
                           ------------     -------------    ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     2,690,316         5,788,771       3,743,479       14,681,571
                           ------------     -------------    ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --        (4,467,264)             --       (8,330,045)
  From net realized gains
    on investments.......            --                --              --               --
                           ------------     -------------    ------------     ------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --        (4,467,264)             --       (8,330,045)
                           ------------     -------------    ------------     ------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............    73,682,047       130,638,512      15,884,242       17,172,907
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --         4,467,264              --        8,330,045
  Less cost of
    repurchase...........   (48,352,232)     (166,798,940)     (9,834,572)     (29,097,746)
                           ------------     -------------    ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....    25,329,815       (31,693,164)      6,049,670       (3,594,794)
                           ------------     -------------    ------------     ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........    28,020,131       (30,371,657)      9,793,149        2,756,732
NET ASSETS:
  Beginning of period....    93,732,958       124,104,615     141,414,660      138,657,928
                           ------------     -------------    ------------     ------------
  End of period
    (Note 4).............  $121,753,089     $  93,732,958    $151,207,809     $141,414,660
                           ------------     -------------    ------------     ------------

                               AMERICAN LEADERS SERIES                 VALUE SERIES
---------------------------------------------------------------------------------------------
                              FOR THE                           FOR THE
                             SIX-MONTH     FOR THE PERIOD      SIX-MONTH
                           PERIOD ENDED     APRIL 3, 2000    PERIOD ENDED        FOR THE
                           JUNE 30, 2001   (INCEPTION) TO    JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............   $    37,619      $    39,437     $    493,586     $    840,519
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........      (234,645)          76,093        2,995,936       14,948,362
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....       313,968          382,080          414,842          696,902
                            -----------      -----------     ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........       116,942          497,610        3,904,364       16,485,783
                            -----------      -----------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --          (39,437)              --         (777,921)
  From net realized gains
    on investments.......            --           (1,880)              --       (5,582,661)
                            -----------      -----------     ------------     ------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --          (41,317)              --       (6,360,582)
                            -----------      -----------     ------------     ------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............     5,124,846        8,434,561       24,104,614       15,472,481
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --           41,317               --        6,360,582
  Less cost of
    repurchase...........       (88,833)      (1,095,778)      (4,677,869)     (14,951,680)
                            -----------      -----------     ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....     5,036,013        7,380,100       19,426,745        6,881,383
                            -----------      -----------     ------------     ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........     5,152,955        7,836,393       23,331,109       17,006,584
NET ASSETS:
  Beginning of period....     7,836,393               --      111,589,716       94,583,132
                            -----------      -----------     ------------     ------------
  End of period
    (Note 4).............   $12,989,348      $ 7,836,393     $134,920,825     $111,589,716
                            -----------      -----------     ------------     ------------

                              DIVERSIFIED INCOME SERIES          MULTISECTOR BOND SERIES              HIGH YIELD SERIES
-------------------------------------------------------------------------------------------------------------------------------
                              FOR THE                           FOR THE                           FOR THE
                             SIX-MONTH                         SIX-MONTH                         SIX-MONTH
                           PERIOD ENDED        FOR THE       PERIOD ENDED        FOR THE       PERIOD ENDED        FOR THE
                           JUNE 30, 2001     YEAR ENDED      JUNE 30, 2001     YEAR ENDED      JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------  -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............   $ 3,320,434     $  7,165,642      $   868,450      $ 1,338,369      $ 2,996,474     $  6,287,723
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........      (399,032)      (2,689,849)          75,189       (1,980,958)      (3,232,304)      (5,233,513)
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....      (157,406)       2,306,744         (341,335)       1,434,917          440,192       (4,887,872)
                            -----------     ------------      -----------      -----------      -----------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     2,763,996        6,782,537          602,304          792,328          204,362       (3,833,662)
                            -----------     ------------      -----------      -----------      -----------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --       (7,439,264)              --         (397,703)              --       (6,531,223)
  From net realized gains
    on investments.......            --               --               --               --               --               --
                            -----------     ------------      -----------      -----------      -----------     ------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --       (7,439,264)              --         (397,703)              --       (6,531,223)
                            -----------     ------------      -----------      -----------      -----------     ------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............     5,051,697        5,808,383        6,013,329        5,673,795        6,190,701        6,268,163
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --        7,439,264               --          397,703               --        6,531,223
  Less cost of
    repurchase...........    (9,384,387)     (21,275,844)      (1,977,748)      (8,091,786)      (6,140,534)     (16,684,425)
                            -----------     ------------      -----------      -----------      -----------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....    (4,332,690)      (8,028,197)       4,035,581       (2,020,288)          50,167       (3,885,039)
                            -----------     ------------      -----------      -----------      -----------     ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........    (1,568,694)      (8,684,924)       4,637,885       (1,625,663)         254,529      (14,249,924)
NET ASSETS:
  Beginning of period....    92,468,226      101,153,150       23,299,913       24,925,576       53,916,175       68,166,099
                            -----------     ------------      -----------      -----------      -----------     ------------
  End of period
    (Note 4).............   $90,899,532     $ 92,468,226      $27,937,798      $23,299,913      $54,170,704     $ 53,916,175
                            -----------     ------------      -----------      -----------      -----------     ------------

                               ASSET ALLOCATION SERIES
-------------------------  --------------------------------
                              FOR THE
                             SIX-MONTH
                           PERIOD ENDED        FOR THE
                           JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............  $  8,187,636     $  19,541,452
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........     1,026,026        51,489,290
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....   (49,118,538)      (69,940,956)
                           ------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........   (39,904,876)        1,089,786
                           ------------     -------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --       (15,808,541)
  From net realized gains
    on investments.......            --       (91,448,287)
                           ------------     -------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --      (107,256,828)
                           ------------     -------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............     5,053,545        30,604,536
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --       107,256,828
  Less cost of
    repurchase...........   (45,512,335)      (46,281,617)
                           ------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....   (40,458,790)       91,579,747
                           ------------     -------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........   (80,363,666)      (14,587,295)
NET ASSETS:
  Beginning of period....   665,369,417       679,956,712
                           ------------     -------------
  End of period
    (Note 4).............  $585,005,751     $ 665,369,417
                           ------------     -------------

                             CAPITAL OPPORTUNITIES SERIES         GROWTH & INCOME SERIES            S & P 500 INDEX SERIES
-------------------------------------------------------------------------------------------------------------------------------
                              FOR THE                           FOR THE                           FOR THE
                             SIX-MONTH     FOR THE PERIOD      SIX-MONTH                         SIX-MONTH
                           PERIOD ENDED     APRIL 3, 2000    PERIOD ENDED        FOR THE       PERIOD ENDED        FOR THE
                           JUNE 30, 2001   (INCEPTION) TO    JUNE 30, 2001     YEAR ENDED      JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------  -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............   $    (5,232)     $    (2,936)    $  1,198,813     $  3,667,344     $  1,500,092     $  3,284,060
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........    (1,223,644)         (98,904)      24,378,262       18,677,975        3,168,470        9,361,342
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....    (1,460,080)      (1,296,079)     (37,336,949)      (7,632,164)     (31,883,449)     (54,234,815)
                            -----------      -----------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........    (2,688,956)      (1,397,919)     (11,759,874)      14,713,155      (27,214,887)     (41,589,413)
                            -----------      -----------     ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --               --               --       (4,403,629)              --       (3,112,410)
  From net realized gains
    on investments.......            --               --               --      (38,017,825)              --       (4,507,144)
                            -----------      -----------     ------------     ------------     ------------     ------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --               --               --      (42,421,454)              --       (7,619,554)
                            -----------      -----------     ------------     ------------     ------------     ------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............    10,242,768       18,649,364        2,064,475        8,418,189       13,888,885       73,396,990
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --               --               --       42,421,454               --        7,619,554
  Less cost of
    repurchase...........      (606,822)      (1,089,463)     (21,317,895)     (48,399,175)     (24,068,202)     (65,105,755)
                            -----------      -----------     ------------     ------------     ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....     9,635,946       17,559,901      (19,253,420)       2,440,468      (10,179,317)      15,910,789
                            -----------      -----------     ------------     ------------     ------------     ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........     6,946,990       16,161,982      (31,013,294)     (25,267,831)     (37,394,204)     (33,298,178)
NET ASSETS:
  Beginning of period....    16,161,982               --      291,917,914      317,185,745      391,475,211      424,773,389
                            -----------      -----------     ------------     ------------     ------------     ------------
  End of period
    (Note 4).............   $23,108,972      $16,161,982     $260,904,620     $291,917,914     $354,081,007     $391,475,211
                            -----------      -----------     ------------     ------------     ------------     ------------

                                BLUE CHIP STOCK SERIES
-------------------------  --------------------------------
                              FOR THE
                             SIX-MONTH
                           PERIOD ENDED        FOR THE
                           JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............  $    (35,022)    $   (260,713)
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........    (3,442,373)      21,355,745
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....   (27,080,108)     (29,913,622)
                           ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........   (30,557,503)      (8,818,590)
                           ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --          (10,313)
  From net realized gains
    on investments.......            --      (25,727,957)
                           ------------     ------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --      (25,738,270)
                           ------------     ------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............     9,863,398       43,393,439
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --       25,738,270
  Less cost of
    repurchase...........   (10,098,140)     (25,150,093)
                           ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....      (234,742)      43,981,616
                           ------------     ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........   (30,792,245)       9,424,756
NET ASSETS:
  Beginning of period....   293,654,025      284,229,269
                           ------------     ------------
  End of period
    (Note 4).............  $262,861,780     $293,654,025
                           ------------     ------------

FORTIS SERIES FUND, INC.

                              BLUE CHIP STOCK SERIES II         INTERNATIONAL STOCK SERIES
---------------------------------------------------------------------------------------------
                              FOR THE                           FOR THE
                             SIX-MONTH     FOR THE PERIOD      SIX-MONTH
                           PERIOD ENDED     APRIL 3, 2000    PERIOD ENDED        FOR THE
                           JUNE 30, 2001   (INCEPTION) TO    JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............   $    (7,238)     $    (7,439)    $    970,885     $  1,248,466
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........      (712,797)        (507,453)         (58,424)      11,670,301
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....    (2,067,104)      (1,080,686)     (20,831,726)     (27,883,826)
                            -----------      -----------     ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........    (2,787,139)      (1,595,578)     (19,919,265)     (14,965,059)
                            -----------      -----------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --               --               --       (4,294,675)
  From net realized gains
    on investments.......            --               --               --       (6,157,033)
                            -----------      -----------     ------------     ------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --               --               --      (10,451,708)
                            -----------      -----------     ------------     ------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............     8,143,944       18,907,957        4,138,134       33,103,805
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --               --               --       10,451,708
  Less cost of
    repurchase...........      (510,437)      (2,125,965)      (8,606,001)     (12,878,392)
                            -----------      -----------     ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....     7,633,507       16,781,992       (4,467,867)      30,677,121
                            -----------      -----------     ------------     ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........     4,846,368       15,186,414      (24,387,132)       5,260,354
NET ASSETS:
  Beginning of period....    15,186,414               --      149,229,381      143,969,027
                            -----------      -----------     ------------     ------------
  End of period
    (Note 4).............   $20,032,782      $15,186,414     $124,842,249     $149,229,381
                            -----------      -----------     ------------     ------------

                                 GLOBAL EQUITY SERIES            LARGE CAP GROWTH SERIES
---------------------------------------------------------------------------------------------
                              FOR THE                           FOR THE
                             SIX-MONTH     FOR THE PERIOD      SIX-MONTH
                           PERIOD ENDED     APRIL 3, 2000    PERIOD ENDED        FOR THE
                           JUNE 30, 2001   (INCEPTION) TO    JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............   $    23,292      $    30,908     $    (45,237)    $   (283,001)
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........      (532,457)        (145,140)     (12,731,455)       2,634,754
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....      (236,802)        (341,082)       1,542,142      (23,590,180)
                            -----------      -----------     ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........      (745,967)        (455,314)     (11,234,550)     (21,238,427)
                            -----------      -----------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --          (31,277)              --               --
  From net realized gains
    on investments.......            --               --               --       (4,411,326)
                            -----------      -----------     ------------     ------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --          (31,277)              --       (4,411,326)
                            -----------      -----------     ------------     ------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............     2,391,267       12,021,925        9,540,964       48,660,277
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --           31,277               --        4,411,326
  Less cost of
    repurchase...........      (178,564)      (1,733,430)      (3,587,733)     (15,669,147)
                            -----------      -----------     ------------     ------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....     2,212,703       10,319,772        5,953,231       37,402,456
                            -----------      -----------     ------------     ------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........     1,466,736        9,833,181       (5,281,319)      11,752,703
NET ASSETS:
  Beginning of period....     9,833,181               --       98,813,727       87,061,024
                            -----------      -----------     ------------     ------------
  End of period
    (Note 4).............   $11,299,917      $ 9,833,181     $ 93,532,408     $ 98,813,727
                            -----------      -----------     ------------     ------------

                            INTERNATIONAL STOCK SERIES II          MID CAP STOCK SERIES             SMALL CAP VALUE SERIES
-------------------------------------------------------------------------------------------------------------------------------
                              FOR THE                           FOR THE                           FOR THE
                             SIX-MONTH                         SIX-MONTH                         SIX-MONTH
                           PERIOD ENDED        FOR THE       PERIOD ENDED        FOR THE       PERIOD ENDED        FOR THE
                           JUNE 30, 2001     YEAR ENDED      JUNE 30, 2001     YEAR ENDED      JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------  -------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............   $   162,608     $    957,062      $     9,226      $    60,598      $   499,221      $   764,061
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........    (1,924,185)       1,122,510       (2,362,251)       4,035,223        5,120,455        4,721,678
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....    (5,222,126)      (6,655,810)       1,722,047       (1,958,914)       5,645,229        5,916,790
                            -----------     ------------      -----------      -----------      -----------      -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........    (6,983,703)      (4,576,238)        (630,978)       2,136,907       11,264,905       11,402,529
                            -----------     ------------      -----------      -----------      -----------      -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --          (86,278)              --          (58,632)              --         (633,729)
  From net realized gains
    on investments.......            --       (3,891,635)              --       (4,880,278)              --       (4,488,355)
                            -----------     ------------      -----------      -----------      -----------      -----------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --       (3,977,913)              --       (4,938,910)              --       (5,122,084)
                            -----------     ------------      -----------      -----------      -----------      -----------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............     3,974,485        4,510,595        7,976,846       19,397,041       24,000,904       16,150,638
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --        3,977,913               --        4,938,910               --        5,122,084
  Less cost of
    repurchase...........    (6,430,942)     (19,766,497)      (1,735,464)      (8,566,092)      (3,265,958)      (8,696,789)
                            -----------     ------------      -----------      -----------      -----------      -----------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....    (2,456,457)     (11,277,989)       6,241,382       15,769,859       20,734,946       12,575,933
                            -----------     ------------      -----------      -----------      -----------      -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........    (9,440,160)     (19,832,140)       5,610,404       12,967,856       31,999,851       18,856,378
NET ASSETS:
  Beginning of period....    46,234,558       66,066,698       37,767,363       24,799,507       58,026,968       39,170,590
                            -----------     ------------      -----------      -----------      -----------      -----------
  End of period
    (Note 4).............   $36,794,398     $ 46,234,558      $43,377,767      $37,767,363      $90,026,819      $58,026,968
                            -----------     ------------      -----------      -----------      -----------      -----------

                                  GLOBAL GROWTH SERIES
-------------------------  ----------------------------------
                               FOR THE
                              SIX-MONTH
                            PERIOD ENDED         FOR THE
                            JUNE 30, 2001      YEAR ENDED
                             (UNAUDITED)    DECEMBER 31, 2000
                           ---------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............   $   1,046,754     $      (5,042)
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........      66,016,600        17,878,598
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....    (145,972,140)     (106,708,879)
                            -------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     (78,908,786)      (88,835,323)
                            -------------     -------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............              --        (3,558,566)
  From net realized gains
    on investments.......              --       (50,465,032)
                            -------------     -------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........              --       (54,023,598)
                            -------------     -------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............      23,070,664        89,144,932
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............              --        54,023,598
  Less cost of
    repurchase...........     (40,166,671)      (70,973,471)
                            -------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....     (17,096,007)       72,195,059
                            -------------     -------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........     (96,004,793)      (70,663,862)
NET ASSETS:
  Beginning of period....     403,516,439       474,180,301
                            -------------     -------------
  End of period
    (Note 4).............   $ 307,511,646     $ 403,516,439
                            -------------     -------------

                               INVESTORS GROWTH SERIES               GROWTH STOCK SERIES              AGGRESSIVE GROWTH SERIES
----------------------------------------------------------------------------------------------------------------------------------
                              FOR THE                            FOR THE                             FOR THE
                             SIX-MONTH     FOR THE PERIOD       SIX-MONTH                           SIX-MONTH
                           PERIOD ENDED     APRIL 3, 2000      PERIOD ENDED         FOR THE       PERIOD ENDED        FOR THE
                           JUNE 30, 2001   (INCEPTION) TO     JUNE 30, 2001       YEAR ENDED      JUNE 30, 2001     YEAR ENDED
                            (UNAUDITED)   DECEMBER 31, 2000    (UNAUDITED)     DECEMBER 31, 2000   (UNAUDITED)   DECEMBER 31, 2000
                           -------------  -----------------  ----------------  -----------------  -------------  -----------------
OPERATIONS:
  Net investment income
    (loss)...............   $   (22,257)     $   (13,559)     $      688,670    $     (876,827)   $    341,054     $      43,343
  Net realized gain
    (loss) on investments
    and foreign currency
    transactions.........    (2,900,109)      (1,115,396)        (49,052,898)      208,959,665     (83,790,704)       34,915,191
  Net change in
    unrealized
    appreciation
    (depreciation) on
    investments and
    foreign currency.....       189,207          (44,817)       (127,665,390)     (165,903,574)     32,136,637      (110,894,079)
                            -----------      -----------      --------------    --------------    ------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........    (2,733,159)      (1,173,772)       (176,029,618)       42,179,264     (51,313,013)      (75,935,545)
                            -----------      -----------      --------------    --------------    ------------     -------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income...............            --               --                  --                --              --                --
  From net realized gains
    on investments.......            --           (7,964)                 --      (169,458,524)             --       (82,405,101)
                            -----------      -----------      --------------    --------------    ------------     -------------
TOTAL DISTRIBUTIONS TO
  SHAREHOLDERS...........            --           (7,964)                 --      (169,458,524)             --       (82,405,101)
                            -----------      -----------      --------------    --------------    ------------     -------------
CAPITAL STOCK SOLD AND
  REPURCHASED: (NOTE 5)
  Proceeds from sale of
    shares...............     6,712,960       16,368,310          13,965,010        46,223,950      22,942,892       138,184,187
  Proceeds from shares
    issued as a result of
    reinvested
    dividends............            --            7,964                  --       169,458,524              --        82,405,101
  Less cost of
    repurchase...........      (406,605)      (1,142,698)        (46,555,689)      (70,126,068)    (25,080,798)      (42,791,502)
                            -----------      -----------      --------------    --------------    ------------     -------------
NET INCREASE (DECREASE)
  IN NET ASSETS FROM
  SHARES TRANSACTIONS....     6,306,355       15,233,576         (32,590,679)      145,556,406      (2,137,906)      177,797,786
                            -----------      -----------      --------------    --------------    ------------     -------------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS..........     3,573,198       14,051,840        (208,620,297)       18,277,146     (53,450,919)       19,457,140
NET ASSETS:
  Beginning of period....    14,051,840               --       1,063,005,140     1,044,727,994     352,615,079       333,157,939
                            -----------      -----------      --------------    --------------    ------------     -------------
  End of period
    (Note 4).............   $17,625,036      $14,051,840      $  854,384,843    $1,063,005,140    $299,164,160     $ 352,615,079
                            -----------      -----------      --------------    --------------    ------------     -------------

FORTIS SERIES FUND, INC.

Notes to Financial Statements

(Unaudited)

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: The Series is an open-end management investment company which currently is comprised of twenty-three separate diversified investment portfolios (the funds) and series of capital stock: Money Market Series, U.S. Government Securities Series, Diversified Income Series, Multisector Bond Series, High Yield Series, Asset Allocation Series, American Leaders Series, Value Series, Capital Opportunities Series, Growth & Income Series, S & P 500 Index Series, Blue Chip Stock Series, Blue Chip Stock Series II, International Stock Series, International Stock Series II, Mid Cap Stock Series, Small Cap Value Series, Global Growth Series, Global Equity Series, Large Cap Growth Series, Investors Growth Series, Growth Stock Series and Aggressive Growth Series. Each Series has different investment objectives and its own investment portfolio and net asset value. The investment objectives of the Series, which can be changed at any time without the approval of contract owners, are as follows:

   - The objectives of the "Money Market Series" are high levels of capital stability and liquidity and, to the extent consistent with these primary objectives, a high level of current income. AN INVESTMENT IN MONEY MARKET SERIES IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

   - The objective of the "U.S. Government Securities Series" is to maximize total return from income and market value change, while providing shareholders with a high level of current income consistent with prudent investment risk through investment primarily in debt securities of varying maturities which have been issued, guaranteed, insured or collateralized by the United States Government, its agencies or instrumentalities.

   - The objective of the "Diversified Income Series" is to maximize total return from income and market value change, by investing primarily in a diversified portfolio of government securities and investment grade corporate bonds.

   - The objectives of the "Multisector Bond Series" are total return from current income and capital appreciation. The Series invests in a global portfolio principally consisting of high quality fixed-income securities of governmental and corporate issuers and supranational organizations.

   - The objective of the "High Yield Series" is maximum total return from income and market value change, by investing primarily in high-yield, high-risk fixed-income securities, which may not be suitable for all investors.

   - The objective of the "Asset Allocation Series" is maximum total return on invested capital, to be derived primarily from capital appreciation, dividends, and interest.

   - The objective of the "American Leaders Series" is long-term growth of capital and current income by investing in equity securities of blue chip companies.

   - The primary objective of the "Value Series" is short and long-term capital appreciation. Current income is only a secondary objective. The Series invests primarily in equity securities and selects stocks based on the concept of fundamental value.

   - The objective of the "Capital Opportunities Series" is capital appreciation. The Series invests primarily in common stocks and equity related securities, such as preferred stocks, convertible securities and depository receipts.

   - The objectives of the "Growth & Income Series" are capital appreciation and current income, which it seeks by investing primarily in equity securities that provide an income component and the potential for growth.

   - The objective of the "S & P 500 Index Series" is to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index primarily through investments in equity securities.

   - The primary objective of the "Blue Chip Stock Series" is long-term growth of capital. Current income is a secondary objective, and many of the stocks in the Series' portfolio are expected to pay dividends.

   - The primary objective of the "Blue Chip Stock Series II" is long-term growth of capital with a secondary objective of current income. The Series invests primarily in common stocks of blue chip companies.

   - The objective of the "International Stock Series" is capital appreciation by investing primarily in the equity securities of non-U. S. companies.

   - The objective of the "International Stock Series II" is long-term growth of capital by investing primarily in common stocks of well established non-U.S. companies.

   - The objective of the "Mid Cap Stock Series" is total investment returns including capital appreciation and income that consistently outperform the Standard & Poor's 400 MidCap Index. The Series attempts to maintain a diversified holding in common stocks of medium capitalization companies with a market value between $200 million and $5 billion.

   - The objective of the "Small Cap Value Series" is capital appreciation. The Series invests primarily in common stocks of small companies that are out of favor with markets or that have not yet been discovered by the broader investment community and are therefore believed to be undervalued.

   - The primary objective of the "Global Growth Series" is long-term appreciation, which it seeks primarily by investing in a global portfolio of equity securities, allocated among diverse international markets.

   - The objective of the "Global Equity Series" is capital appreciation. The Series invests primarily in common stocks and equity related securities of U.S. and foreign issuers (including emerging markets).

   - The objective of the "Large Cap Growth Series" is long-term growth of capital. The Series invests primarily in the equity securities of a limited number of large, carefully selected, high quality United States companies whose securities are believed likely to achieve superior earnings growth.

--------------------------------------------------------------------------------

   - The objective of the "Investors Growth Series" is to provide long-term growth of capital and future income rather than current income. The Series invests primarily in common stocks and securities convertible into common stocks.

   - The primary objective of the "Growth Stock Series" is short and long-term capital appreciation. The Series will seek to meet this objective by investing primarily in common stocks with earnings and growth potential exceeding industry average.

   - The objective of the "Aggressive Growth Series" is maximum long-term capital appreciation by investing primarily in equity securities of small and medium sized companies that are early in their life cycles, but which have the potential to become major enterprises, and of more established companies that have the potential for above-average capital growth.

   The Articles of Incorporation of Fortis Series Fund, Inc., permits the Board of Directors to create additional funds in the future.

   Shares of the Fund will not be sold directly to the public, but sold only to Fortis Benefits Insurance Company or First Fortis Life separate accounts in connection with variable insurance contracts and policies. As of June 30, 2001, Fortis Benefits Insurance Company's general account indirectly owned 25.1%, 20.5%, 15.6%, 42.2% and 26.9% of the outstanding shares of American Leaders Series, Capital Opportunities Series, Blue Chip Stock Series II, Global Equity Series and Investors Growth Series, respectively.

   Multisector Bond Series, formerly known as Global Bond Series, changed its investment objective in conjunction with a change in sub-adviser. As Global Bond Series, the fund invested principally in high quality U.S. and foreign government and corporate fixed income securities, the new objective of the fund is to invest in U.S. and foreign government obligations and fixed rate corporate debt including investment and non-investment grade bonds. The Series' sub-adviser changed from Mercury Asset Management International Ltd., to AIM Capital Management, Inc. as of March 15, 2000.

   International Stock Series II, formerly known as Global Asset Allocation Series changed its investment objective in conjunction with a change of sub-adviser. As Global Asset Allocation Series , the fund invested in equity and fixed-income securities of issuers located throughout the world, including the United States, the new objective of the fund is to invest primarily in common stocks of well-established, non-U.S. companies throughout the world. The Series' sub-adviser changed from Morgan Stanley Asset Management Ltd., to T. Rowe Price International, Inc. as of September 1, 2000.

   The inception of American Leaders Series, Capital Opportunities Series, Blue Chip Stock Series II, Global Equity Series and Investors Growth Series was April 3, 2000, and the commencement of operations was May 1, 2000.

   The significant accounting policies followed by the funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by all funds except for Money Market Series and Growth Stock Series on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuation and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of June 30, 2001, U.S. Government Securities Series entered into outstanding when-issued or forward commitments of $17,758,281.

   Consistent with its ability to purchase securities on a when-issued basis, the U.S. Government Securities Series, Diversified Income Series and Asset Allocation Series have entered into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the fund repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a Dollar Roll.

   FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS:
   Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on security transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

   Certain funds may enter into forward foreign currency exchange contracts for operational purposes and to attempt to minimize the risk from adverse exchange rate fluctuations. The net U.S. dollar

FORTIS SERIES FUND, INC.

(Unaudited)

--------------------------------------------------------------------------------
   value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The funds are subject to the credit risk that the other party will not complete the obligations of the contract.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date, and dividend income is recorded on the ex-dividend date for all funds or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. Each fund amortizes bond premium, market discount and original issue discount. For the period ended June 30, 2001, the cost of purchases and proceeds from sales of securities for Money Market Series were $789,506,915 and $761,498,602, respectively. The cost of purchases and proceeds from sales of securities (other than short-term securities) for the other funds were as follows:

                                                       Cost of           Proceeds
                                                      Purchases         from Sales
   ---------------------------------------------------------------------------------
   U.S. Government Securities Series ...........    $  150,546,680    $  134,905,708
   Diversified Income Series ...................        66,976,266        70,835,150
   Multisector Bond Series .....................        17,647,970        12,230,728
   High Yield Series ...........................        44,779,311        42,244,123
   Asset Allocation Series .....................       416,585,009       456,744,924
   American Leaders Series .....................         5,802,360           931,549
   Value Series ................................       169,296,698       136,654,080
   Capital Opportunities Series ................        15,554,794         7,915,233
   Growth & Income Series ......................       248,224,718       262,066,538
   S & P 500 Index Series ......................         6,659,623        11,998,820
   Blue Chip Stock Series ......................        69,515,924        65,441,171
   Blue Chip Stock Series II....................         8,555,914           808,027
   International Stock Series ..................        32,113,785        33,342,375
   International Stock Series II................         4,041,513         6,140,453
   Mid Cap Stock Series ........................        20,323,918        15,006,615
   Small Cap Value Series ......................        32,941,447        18,441,663
   Global Growth Series ........................       517,404,072       517,909,606
   Global Equity Series ........................         5,122,531         3,275,003
   Large Cap Growth Series .....................        43,368,418        39,260,408
   Investors Growth Series .....................        28,530,222        22,096,738
   Growth Stock Series .........................     1,186,724,768     1,142,118,656
   Aggressive Growth Series ....................       331,100,998       280,048,811

   LENDING OF PORTFOLIO SECURITIES: At June 30, 2001, securities were on loan to brokers from the funds. For collateral, the funds' custodian received cash which is maintained in a separate account and invested by the custodian in short-term investment vehicles. The risk to the funds in security lending transactions are that the borrower may not provide additional collateral when required or return the securities when due and that the proceeds from the sale of investments made with cash collateral received will be less than amounts required to be returned to the borrowers. Value of securities on loan and fee income from securities lending was as follows for the period ended June 30, 2001:

                                                     Securities
                                                      On Loan        Collateral     Fee Income
   -------------------------------------------------------------------------------------------
   U.S. Government Securities Series ...........    $ 46,991,137    $ 48,765,823    $  17,311
   Diversified Income Series ...................      16,811,904      17,495,293       10,565
   Asset Allocation Series .....................     140,203,359     144,386,829       55,234
   Value Series ................................      40,387,054      41,546,364        4,392
   Growth & Income Series ......................      57,691,217      59,246,268        8,491
   S & P 500 Index Series ......................      90,020,604      93,056,910       14,163
   Blue Chip Stock Series ......................      77,055,715      78,942,070       11,933
   Global Growth Series ........................      44,240,753      45,312,094       20,663
   Large Cap Growth Series .....................      22,616,261      23,286,278        5,503
   Growth Stock Series .........................     225,601,953     226,093,519      168,327
   Aggressive Growth Series ....................      55,338,572      55,637,335       73,537

   INCOME TAXES: The funds intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may, therefore, differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The effect on dividend distributions, if any, of certain current year permanent book-to-tax differences is reflected as "excess distributions" of net realized gains in the statements of changes in net assets and the financial highlights.

   On the statements of Assets and Liabilities, due to permanent book-to-tax differences, accumulated net realized gain (loss) and undistributed net investment income have been increased (decreased), resulting in a net reclassification adjustment to increase (decrease) paid-in-capital by the following:

                                                    Accumulated     Undistributed Net     Paid
                                                    Net Realized       Investment          In
                                                    Gain/(Loss)          Income          Capital
   ---------------------------------------------------------------------------------------------
   Multisector Bond Series .....................     $     603          $   (603)         $ --
   Capital Opportunities Series ................           780              (780)           --
   Blue Chip Stock Series ......................         3,370            (3,370)           --
   International Stock Series ..................        23,773           (23,773)           --
   International Stock Series II................        12,599           (12,599)           --
   Global Growth Series ........................      (109,330)          109,330            --
   Global Equity Series ........................           507              (507)           --
   Investors Growth Series .....................            (9)                9            --

   For federal income tax purposes the funds had the following capital loss carryovers at, December 31, 2000, which, if not offset

--------------------------------------------------------------------------------
   by subsequent capital gains, will expire in 2001 through 2007. It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryovers have been offset or expire.

   U.S. Government Securities Series ...........    $21,002,034
   Diversified Income Series ...................     14,020,413
   Multisector Bond Series .....................      1,201,376
   High Yield Series ...........................     16,109,774
   Capital Opportunities Series ................         37,155
   Blue Chip Stock Series II....................        478,140
   Global Equity Series ........................        123,391
   Investors Growth Series .....................        630,344

   ILLIQUID SECURITIES: At June 30, 2001, investments in securities for the funds included issues that are illiquid. Money Market Series, U.S. Government Series, Diversified Income Series, Asset Allocation Series, and Growth Stock Series currently limit investments in illiquid securities to 5% of total net assets; Global Growth Series to 10%; Multisector Bond Series, High Yield Series, American Leaders Series, Value Series, Capital Opportunities Series, Growth and Income Series, S&P 500 Index Series, Blue Chip Stock Series, Blue Chip Stock Series II, International Stock Series, International Stock Series II, Mid Cap Stock Series, Small Cap Value Series, Global Equity Series, Large Cap Growth Series, Investors Growth Series and Aggressive Growth Series to 15%, of total net assets, at market value, at date of purchase. The aggregate values of such securities at June 30, 2001, were as follows:

                                                      Market Value of       Percentage of
                                                    Illiquid Securities    Total Net Assets
   ----------------------------------------------------------------------------------------
   Diversified Income Series ...................         $  385,111              0.42%
   Multisector Bond Series .....................          2,674,706              9.57%
   High Yield Series ...........................          3,945,759              7.28%
   American Leaders Series......................             61,438              0.47%
   Asset Allocation Series .....................          1,332,418              0.23%
   Global Equity Series.........................             67,210              0.59%

   Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.
   INCOME AND CAPITAL GAINS DISTRIBUTIONS: The funds intend to make income and capital gains distributions, if any, on an annual basis. All distributions will be reinvested in additional shares of the portfolio at net asset value.

   USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   FUTURES TRANSACTIONS: Certain funds may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Growth & Income Series, S & P 500 Index Series, Blue Chip Stock Series II, Mid Cap Stock Series and Aggressive Growth Series are exposed to market risk as a result of changes in the value of the underlying financial instruments (see the Notes to the Schedule of Investments). Investment in financial futures require the funds to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gain or losses. When the contracts are closed, the funds recognize a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open as of June 30, 2001, and their related unrealized market appreciation are set forth in the Notes to the Schedule of Investments.

   OPTIONS TRANSACTIONS: Certain funds may write covered call and secured put options, and purchase and sell put and call options on securities written by others in order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investments. The risk in writing a call option is that the fund gives up the opportunity for profit if the market price increases. The risk in writing a put option is that the fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the fund pays a premium whether or not the option is exercised. The fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

   Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Value Series contracts and premium amounts associated with options contracts written are as follows:

                              FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2001
   ---------------------------------------------------------------------------------------------------
                                                             PUTS                      CALLS
                                                    ----------------------    ------------------------
                                                    Contracts     Premium     Contracts      Premium
   ---------------------------------------------------------------------------------------------------
   Balance Dec 31, 2000.........................         67      $  34,974        132      $    70,554
   Opened.......................................      1,280        442,721      3,561        1,623,280
   Closed.......................................     (1,233)      (425,151)    (3,693)      (1,693,834)
   Exercised....................................        (47)       (17,570)        --               --
   Expired......................................        (67)       (34,974)        --               --
                                                     ------      ---------     ------      -----------
       Balance June 30, 2001....................         --      $      --         --      $        --
                                                     ------      ---------     ------      -----------

   BANK BORROWINGS: Several Fortis Funds including High Yield Series, Asset Allocation Series, American Leaders Series, Value Series, Capital Opportunities Series, Growth & Income Series, S&P 500 Index Series, Blue Chip Stock Series, Blue Chip Stock Series II, Mid Cap Stock Series, Small Cap Value Series, Global Growth Series, Global Equity Series, Large Cap Growth Series, Investors Growth Series, Growth Stock Series and Aggressive Growth Series have a revolving credit agreement with U.S. Bank Minnesota N.A., whereby the funds are permitted to have a bank

FORTIS SERIES FUND, INC.

(Unaudited)

--------------------------------------------------------------------------------
   borrowing for temporary and emergency purposes to meet large redemption requests by shareholders; and cover securities purchased when matched or when earlier trades have failed. The agreement, which enables the funds to participate with other Fortis Funds, permits borrowings up to $50 million, collectively. Interest is expensed to each participating fund based on its borrowings and will be calculated at the borrowers' option of: the reserve-adjusted LIBOR plus a "margin" of 20 basis points; or the Federal Funds rate plus a "margin" of 45 basis points. Each fund pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07 % per annum.

   NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for the fiscal years beginning after December 15, 2000. The revised guide is not expected to have a significant impact on the funds' financial position, statements of operations, changes in net assets and financial highlights.

2. PAYMENTS TO RELATED PARTIES: HL Advisors, LLC (HLA) (See Note 6), is the investment adviser for each series. Investment advisory and management fees are based on each series' average daily net assets and decrease in reduced percentages as average daily net assets increase.

   The following chart represents the annual fee percentages:

                                                                                                        Annual
                                                                                                  Investment Advisory
                      Series                                                                      and Management Fee
   ------------------------------------------------------------------------------------------------------------------
   Money Market Series                           For the first $500 million                               .30%
                                                 For assets over $500 million                             .25%
   U.S. Government Securities Series             For the first $50 million                                .50%
                                                 For assets over $50 million                              .45%
   Diversified Income Series                     For the first $50 million                                .50%
                                                 For assets over $50 million                              .45%
   Multisector Bond Series                       For the first $100 million                               .75%
                                                 For assets over $100 million                             .65%
   High Yield Series                             For the first $250 million                               .50%
                                                 For assets over $250 million                             .45%
   Asset Allocation Series                       For the first $250 million                               .50%
                                                 For assets over $250 million                             .45%
   American Leaders Series                       For the first $35 million                                .90%
                                                 For the next $65 million                                 .75%
                                                 For assets over $100 million                             .65%
   Value Series                                  For the first $100 million                               .70%
                                                 For assets over $100 million                             .60%
   Capital Opportunities Series                  For the first $200 million                               .90%
                                                 For the next $300 million                                .85%
                                                 For assets over $500 million                             .80%
   Growth & Income Series                        For the first $100 million                               .70%
                                                 For assets over $100 million                             .60%
   S & P 500 Index Series                        For all assets                                           .40%
   Blue Chip Stock Series                        For the first $100 million                               .90%
                                                 For assets over $100 million                             .85%
   Blue Chip Stock Series II                     For the first $200 million                               .95%
                                                 For assets over $200 million                             .90%
   International Stock Series                    For the first $100 million                               .85%
                                                 For assets over $100 million                             .80%

                                                                                                        Annual
                                                                                                  Investment Advisory
                      Series                                                                      and Management Fee
   ------------------------------------------------------------------------------------------------------------------
   International Stock Series II                 For the first $100 million                               .90%
                                                 For assets over $100 million                             .85%
   Mid Cap Stock Series                          For the first $100 million                               .90%
                                                 For the next $150 million                                .85%
                                                 For assets over $250 million                             .80%
   Small Cap Value Series                        For the first $50 million                                .90%
                                                 For assets over $50 million                              .85%
   Global Growth Series                          For the first $500 million                               .70%
                                                 For assets over $500 million                             .60%
   Global Equity Series                          For the first $200 million                              1.00%
                                                 For the next $300 million                                .95%
                                                 For assets over $500 million                             .90%
   Large Cap Growth Series                       For the first $100 million                               .90%
                                                 For the next $100 million                                .85%
                                                 For assets over $200 million                             .80%
   Investors Growth Series                       For the first $200 million                               .90%
                                                 For the next $300 million                                .85%
                                                 For assets over $500 million                             .80%
   Growth Stock Series                           For the first $100 million                               .70%
                                                 For assets over $100 million                             .60%
   Aggressive Growth Series                      For the first $100 million                               .70%
                                                 For assets over $100 million                             .60%

   The Multisector Bond Series, Asset Allocation Series, American Leaders Series, Value Series, Capital Opportunities Series, Growth & Income Series, S&P 500 Index Series, Blue Chip Stock Series, Blue Chip Stock Series II, International Stock Series, International Stock Series II, Mid Cap Stock Series, Small Cap Value Series, Global Growth Series, Global Equity Series, Large Cap Growth Series and Investors Growth Series, Growth Stock Series, Aggressive Growth Series have retained sub-advisers under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of each fund, subject to the general control of HLA and the Board of Directors of the Fortis Series Fund, Inc. Pursuant to the sub-advisory agreements, each sub-adviser will regularly provide its respective fund with investment research, advice and supervision and furnish continuously an investment program for each fund consistent with its investment objectives and policies, including the purchase, retention and disposition of securities.

   From its advisory fee, HLA pays a fee to each of the sub-advisers:

                      Series                                         Sub-Adviser
   ----------------------------------------------------------------------------------------------
   Multisector Bond Series                          A I M Capital Management, Inc.
   Asset Allocation Series                          Wellington Management
   American Leaders Series                          Federated Investment Management Company
   Value Series                                     Wellington Management
   Capital Opportunities Series                     Massachusetts Financial Services Company
   Growth & Income Series                           Wellington Management
   S & P 500 Index Series                           The Dreyfus Corporation
   Blue Chip Stock Series                           T. Rowe Price Associate, Inc.
   Blue Chip Stock Series II                        A I M Capital Management, Inc.
   International Stock Series                       Lazard-Freres Asset Management
   International Stock Series II                    T. Rowe Price International, Inc.
   Mid Cap Stock Series                             The Dreyfus Corporation

--------------------------------------------------------------------------------

                      Series                                         Sub-Adviser
   ----------------------------------------------------------------------------------------------
   Small Cap Value Series                           Berger Associates
   Global Growth Series                             Wellington Management
   Global Equity Series                             Massachusetts Financial Services Company
   Large Cap Growth Series                          Alliance Capital Managememt L.P.
   Investors Growth Series                          Massachusetts Financial Services Company
   Growth Stock Series                              Wellington Management
   Aggressive Growth Series                         Wellington Management

   Multisector Bond Series, formerly known as Global Bond Series, has changed its sub-adviser from Mercury Asset Management International Ltd., to AIM Capital management, Inc. as of March 15, 2000. There has been no change in the advisory fee of the Series.

   International Stock Series II, formerly known as Global Asset Allocation Series, has changed its sub-adviser from Morgan Stanley Asset Management Ltd., to T. Rowe Price International, Inc. as of September 1, 2000. There was a change in the advisory fee and it is reflected on the above referenced table.

   For the period ended June 30, 2001, legal fees and expenses were paid as follows to a law firm of which the secretary of the fund is a partner.

                      Series                        Amount
   --------------------------------------------------------
   Money Market Series .........................    $ 1,105
   U.S. Government Securities Series ...........      1,498
   Diversified Income Series ...................      1,103
   Multisector Bond Series .....................      1,054

                      Series                        Amount
   --------------------------------------------------------
   High Yield Series ...........................    $   709
   Asset Allocation Series .....................      8,560
   American Leaders Series .....................        734
   Value Series ................................      1,151
   Capital Opportunities Series ................        734
   Growth & Income Series ......................      3,673
   S & P 500 Index Series ......................      4,963
   Blue Chip Stock Series ......................      3,591
   Blue Chip Stock Series II....................        734
   International Stock Series ..................      1,751
   International Stock Series II................        719
   Mid Cap Stock Series ........................        397
   Small Cap Value Series ......................        521
   Global Growth Series ........................      5,596
   Global Equity Series ........................        483
   Large Cap Growth Series .....................      1,178
   Investors Growth Series .....................        821
   Growth Stock Series .........................     13,507
   Aggressive Growth Series ....................      4,818

3. FORWARD FOREIGN CURRENCY CONTRACTS: At June 30, 2001, the Capital Opportunities Series, International Stock Series, Global Growth Series and Global Equity Series entered into forward foreign currency exchange contracts that obligated the Series to deliver/ receive currencies at a specified future date. The unrealized appreciation (depreciation) on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

   CAPITAL OPPORTUNITIES SERIES
   ----------------------------------------------------------------------------------------------------------------
                                            U.S. Dollar                              U.S. Dollar       Unrealized
                      Currency To           Value As Of        Currency To           Value As Of     Appreciation/
   Settle Date        Be Delivered         June 30, 2001       Be Received          June 30, 2001    (Depreciation)
   ----------------------------------------------------------------------------------------------------------------
   July 2, 2001          3,150                $ 3,150             2,237             $      3,145     $          (5)
                      U.S. Dollar                             British Pound
   July 3, 2001          30,488                30,488             21,568                  30,333              (155)
                      U.S. Dollar                             British Pound
                                              -------                               ------------     -------------
                                              $33,638                               $     33,478     $        (160)
                                              -------                               ------------     -------------

FORTIS SERIES FUND, INC.

(Unaudited)

--------------------------------------------------------------------------------

   INTERNATIONAL STOCK SERIES
   ----------------------------------------------------------------------------------------------------------------
                                            U.S. Dollar                              U.S. Dollar       Unrealized
                      Currency To           Value As Of        Currency To           Value As Of     Appreciation/
   Settle Date        Be Delivered         June 30, 2001       Be Received          June 30, 2001    (Depreciation)
   ----------------------------------------------------------------------------------------------------------------
   July 2, 2001         124,943              $  105,776          105,589            $    105,589     $        (187)
                          Euro                                 U.S. Dollar
   July 2, 2001          45,833                  64,459           64,450                  64,450                (9)
                     British Pound                             U.S. Dollar
   July 2, 2001         342,054                 342,054         42,568,517               341,313              (741)
                      U.S. Dollar                              Japanese Yen
   July 2, 2001         213,457                 117,155          117,027                 117,027              (128)
                    Singapore Dollar                           U.S. Dollar
   July 3, 2001         544,037                  61,865           61,928                  61,928                63
                      Danish Krone                             U.S. Dollar
   July 3, 2001         441,400                 373,689          373,027                 373,027              (662)
                          Euro                                 U.S. Dollar
   July 3, 2001          46,098                  64,832           65,182                  65,182               350
                     British Pound                             U.S. Dollar
   July 3, 2001         553,539                 553,539         68,853,181               552,062            (1,477)
                      U.S. Dollar                              Japanese Yen
   July 3, 2001         237,186                 130,179          130,036                 130,036              (143)
                    Singapore Dollar                           U.S. Dollar
   July 4, 2001         235,309                 235,309         29,230,113               234,366              (943)
                      U.S. Dollar                              Japanese Yen
                                             ----------                             ------------     -------------
                                             $2,048,857                             $  2,044,980     $      (3,877)
                                             ----------                             ------------     -------------

   GLOBAL GROWTH SERIES
   ----------------------------------------------------------------------------------------------------------------
                                            U.S. Dollar                              U.S. Dollar       Unrealized
                      Currency To           Value As Of        Currency To           Value As Of     Appreciation/
   Settle Date        Be Delivered         June 30, 2001       Be Received          June 30, 2001    (Depreciation)
   ----------------------------------------------------------------------------------------------------------------
   July 3, 2001        1,195,623             $1,012,215         1,009,106           $  1,009,106     $      (3,109)
                          Euro                                 U.S. Dollar
   July 2, 2001          11,015                  11,015           12,787                  10,825              (190)
                      U.S. Dollar                                  Euro
   July 3, 2001        1,973,737              1,973,737         2,330,389              1,972,908              (829)
                      U.S. Dollar                                  Euro
   July 2, 2001         980,856                 980,856          692,074                 973,333            (7,523)
                      U.S. Dollar                             British Pound
   July 3, 2001        1,693,197              1,693,197         1,198,289              1,685,275            (7,922)
                      U.S. Dollar                             British Pound
                                             ----------                             ------------     -------------
                                             $5,671,020                             $  5,651,447     $     (19,573)
                                             ----------                             ------------     -------------

--------------------------------------------------------------------------------

   GLOBAL EQUITY SERIES
   ------------------------------------------------------------------------------------------------------------
                                             U.S. Dollar                            U.S. Dollar    Unrealized
                         Currency To         Value As Of        Currency To         Value As Of  Appreciation/
    Settle Date          Be Delivered        06/30/2001         Be Received         06/30/2001   (Depreciation)
   ------------------------------------------------------------------------------------------------------------
   July 2, 2001             5,017             $  5,017             5,944             $  5,033       $    16
                          U.S.Dollar                                Euro
   July 2, 2001             30,807               2,830             2,864                2,864            34
                        Swedish Krona                            U.S.Dollar
   July 3, 2001             10,424                 958              958                   958            --
                        Swedish Krona                            U.S.Dollar
   July 3, 2001             10,127              10,127             19,897              10,109           (18)
                          U.S.Dollar                         Australian Dollar
   July 3, 2001             15,000              15,000             22,827              15,041            41
                          U.S.Dollar                          Canadian Dollar
   July 3, 2001             6,952                6,952             61,322               6,973            21
                          U.S.Dollar                            Danish Krone
   July 3, 2001            107,242             107,242            127,067             107,575           333
                          U.S.Dollar                                Euro
   July 3, 2001             17,773              17,773           2,216,441             17,771            (2)
                          U.S.Dollar                            Japanese Yen
   July 3, 2001             38,289              38,289             68,931              38,348            59
                          U.S.Dollar                            Swiss Franc
   July 3, 2001             2,180                2,180             98,662               2,179            (1)
                          U.S.Dollar                           Thailand Baht
   July 3, 2001             76,228              76,228             54,128              76,125          (103)
                          U.S.Dollar                           British Pound
                                              --------                               --------       -------
                                              $282,596                               $282,976       $   380
                                              --------                               --------       -------

4. NET ASSETS INCLUDE UNDISTRIBUTED (EXCESS OF DISTRIBUTIONS OVER) NET INVESTMENT INCOME OF:

                                                       2001           2000
   ---------------------------------------------------------------------------
   Money Market Series .........................    $ 8,478,484    $ 5,788,168
   U.S. Government Securities Series ...........     12,552,029      8,248,585
   Diversified Income Series ...................     10,485,752      7,165,318
   Multisector Bond Series .....................        867,847             --
   High Yield Series ...........................      9,283,535      6,287,061
   Asset Allocation Series .....................     27,727,299     19,539,663
   American Leaders Series .....................         37,619             --
   Value Series ................................      1,333,703        840,117
   Capital Opportunities Series ................         (6,012)            --
   Growth & Income Series ......................      4,865,512      3,666,699
   S & P 500 Index Series ......................      4,784,152      3,284,060
   Blue Chip Stock Series ......................        (38,392)            --

                                                       2001           2000
   ---------------------------------------------------------------------------
   Blue Chip Stock Series II....................    $    (7,238)   $        --
   International Stock Series ..................        958,983         11,871
   International Stock Series II................        150,009             --
   Mid Cap Stock Series ........................         12,342          3,116
   Small Cap Value Series ......................        499,221             --
   Global Growth Series ........................      1,156,084             --
   Global Equity Series ........................         23,385            600
   Large Cap Growth Series .....................        (45,237)            --
   Investors Growth Series .....................        (22,248)            --
   Growth Stock Series .........................        688,670             --
   Aggressive Growth Series ....................        384,397         43,343

5. SHARES OF CAPITAL STOCK SOLD AND REPURCHASED:

                                                         SHARES ISSUED
                                                         AS A RESULT OF
                                                           REINVESTED                                NET INCREASE (DECREASE)
                                     SHARES SOLD           DIVIDENDS         SHARES REPURCHASED             OF SHARES
                               -----------------------  ----------------  -------------------------  ------------------------
                                  2001        2000      2001     2000        2001          2000         2001         2000
   --------------------------------------------------------------------------------------------------------------------------
   Money Market Series ......   6,432,018   11,498,095   --      402,441   (4,212,002)  (14,701,664)   2,220,016   (2,801,128)
   U.S. Government Securities
     Series .................   1,470,227    1,665,871   --      827,715     (916,028)   (2,833,750)     554,199     (340,164)
   Diversified Income
     Series .................     450,764      533,961   --      705,565     (847,488)   (1,947,198)    (396,724)    (707,672)
   Multisector Bond
     Series .................     557,663      555,116   --       38,862     (185,064)     (803,639)     372,599     (209,661)
   High Yield Series ........     759,491      725,328   --      794,156     (765,695)   (1,930,689)      (6,204)    (411,205)
   Asset Allocation
     Series .................     268,717    1,378,583   --    5,360,268   (2,480,726)   (2,137,517)  (2,212,009)   4,601,334
   American Leaders
     Series .................     473,357      825,258   --        3,854       (8,274)     (103,404)     465,083      725,708
   Value Series .............   1,358,359      947,665   --      389,768     (269,703)     (960,206)   1,088,656      377,227
   Capital Opportunities
     Series .................   1,138,765    1,841,325   --           --      (69,699)     (116,004)   1,069,066    1,725,321
   Growth & Income Series ...     109,106      391,048   --    2,133,576   (1,137,779)   (2,254,868)  (1,028,673)     269,756
   S&P 500 Index Series .....     719,042    3,336,670   --      335,356   (1,272,873)   (2,986,989)    (553,831)     685,037
   Blue Chip Stock Series ...     546,263    1,946,720   --    1,220,615     (572,792)   (1,165,605)     (26,529)   2,001,730

FORTIS SERIES FUND, INC.

(Unaudited)

--------------------------------------------------------------------------------

                                                         SHARES ISSUED
                                                         AS A RESULT OF
                                                           REINVESTED                                NET INCREASE (DECREASE)
                                     SHARES SOLD           DIVIDENDS         SHARES REPURCHASED             OF SHARES
                               -----------------------  ----------------  -------------------------  ------------------------
                                  2001        2000      2001     2000        2001          2000         2001         2000
   --------------------------------------------------------------------------------------------------------------------------
   Blue Chip Stock
     Series II...............     984,013    1,881,392   --           --      (63,149)     (216,888)     920,864    1,664,504
   International Stock
     Series .................     296,590    1,991,604   --      668,349     (611,586)     (785,024)    (314,996)   1,874,929
   International Stock
     Series II...............     391,013      350,963   --      333,961     (634,708)   (1,553,540)    (243,695)    (868,616)
   Mid Cap Stock Series .....     809,403    1,705,362   --      466,655     (176,655)     (830,532)     632,748    1,341,485
   Small Cap Value Series ...   1,922,433    1,497,315   --      449,394     (274,441)     (841,918)   1,647,992    1,104,791
   Global Growth Series .....   1,032,628    2,667,979   --    1,752,369   (1,812,708)   (2,193,725)    (780,080)   2,226,623
   Global Equity Series .....     260,687    1,201,238   --        3,222      (19,932)     (177,627)     240,755    1,026,833
   Large Cap Growth
     Series .................     833,971    3,322,776   --      321,024     (326,835)   (1,096,484)     507,136    2,547,316
   Investors Growth
     Series .................     800,279    1,622,426   --          817      (47,087)     (120,617)     753,192    1,502,626
   Growth Stock Series ......     390,452      953,390   --    3,512,829   (1,353,240)   (1,468,960)    (962,788)   2,997,259
   Aggressive Growth
     Series .................   1,162,061    3,815,179   --    2,463,398   (1,242,577)   (1,277,237)     (80,516)   5,001,340

6. HARTFORD LIFE ACQUISITION: On April 2, 2001, Hartford Life and Accident Insurance Company ("Hartford Life") acquired Fortis Advisers, Inc. ("Fortis Advisers") and its subsidiaries, including Fortis Investors, Inc. ("Fortis Investors"). Hartford Life is a subsidiary of The Hartford Financial Services Group ("The Hartford"), a publicly held company. The Hartford is a leading insurance and financial services company with over $165 billion in assets. Prior to the acquisition, Fortis Advisers served as the investment adviser to Fortis Series Fund, Inc. (the "Fund") and Fortis Investors served as the principal underwriter of the Fund. HL Investment Advisors, LLC ("HL Advisors"), a wholly owned indirect subsidiary of The Hartford, is now the investment adviser to the Fund. As a result of the acquisition, HL Advisors became (with approval by the Fund's Board of Directors) the interim investment adviser to the Fund. Contract holders of record on March 23, 2001 then approved a definitive investment advisory agreement with HL Advisors at a special meeting of the Fund's shareholders held on May 31, 2001. Hartford Administrative Services Company, formerly Fortis Advisers, serves as the Fund's transfer agent and dividend agent. Woodbury Financial Services, Inc., formerly Fortis Investors, acts as the principal underwriter to the Fund.

7. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Series was as follows:

                                                             Year Ended December 31,
                                           -----------------------------------------------------------
MONEY MARKET SERIES                         2001**     2000       1999      1998      1997      1996
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  11.32   $ 11.20   $  11.06   $ 11.03   $ 10.94   $ 10.83
                                           --------   -------   --------   -------   -------   -------
Operations:
  Investment income - net...............        .28       .69        .54       .57       .58       .57
Distributions to shareholders:
  From investment income - net..........         --      (.57)      (.40)     (.54)     (.49)     (.46)
                                           --------   -------   --------   -------   -------   -------
Net asset value, end of period..........   $  11.60   $ 11.32   $  11.20   $ 11.06   $ 11.03   $ 10.94
                                           --------   -------   --------   -------   -------   -------
Total Return @..........................       2.43%     6.23%      4.96%     5.32%     5.34%     5.17%
Net assets end of period (000s
  omitted)..............................   $121,753   $93,733   $124,105   $77,097   $57,009   $61,906
Ratio of expenses to average daily net
  assets................................        .34%*     .36%       .35%      .35%      .38%      .38%
Ratio of net investment income to
  average daily net assets..............       4.77%*    6.01%      4.88%     5.18%     5.19%     5.14%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

--------------------------------------------------------------------------------

                                                               Year Ended December 31,
                                           ---------------------------------------------------------------
U.S. GOVERNMENT SERIES                      2001**      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  10.59   $  10.13   $  10.93   $  10.68   $  10.57   $  11.16
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .28        .70        .63        .60        .80        .67
  Net realized and unrealized gain
    (loss) on investments...............         --        .46       (.84)       .34        .12       (.51)
                                           --------   --------   --------   --------   --------   --------
Total from operations...................        .28       1.16       (.21)       .94        .92        .16
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........         --       (.70)      (.59)      (.69)      (.81)      (.75)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $  10.87   $  10.59   $  10.13   $  10.93   $  10.68   $  10.57
                                           --------   --------   --------   --------   --------   --------
Total Return @..........................       2.66%     11.81%     (1.94%)     8.87%      9.08%      2.21%
Net assets end of period (000s
  omitted)..............................   $151,208   $141,415   $138,658   $152,672   $142,070   $161,678
Ratio of expenses to average daily net
  assets................................        .51%*      .52%       .52%       .51%       .54%       .53%
Ratio of net investment income to
  average daily net assets..............       5.91%*     6.28%      5.64%      5.53%      6.03%      6.17%
Portfolio turnover rate.................         99%       128%        97%       114%       148%       176%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

                                                              Year Ended December 31,
                                           -------------------------------------------------------------
DIVERSIFIED INCOME SERIES                  2001**     2000       1999       1998       1997       1996
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.79   $ 10.91   $  11.91   $  11.98   $  11.70   $  12.20
                                           -------   -------   --------   --------   --------   --------
Operations:
  Investment income - net...............       .45       .94        .85        .73        .91        .82
  Net realized and unrealized gain
    (loss) on investments...............      (.11)     (.15)     (1.05)       .01        .26       (.40)
                                           -------   -------   --------   --------   --------   --------
Total from operations...................       .34       .79       (.20)       .74       1.17        .42
                                           -------   -------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........        --      (.91)      (.80)      (.81)      (.89)      (.91)
  Excess distributions of net realized
    gains...............................        --        --         --         --         --       (.01)
                                           -------   -------   --------   --------   --------   --------
Total distributions to shareholders.....        --      (.91)      (.80)      (.81)      (.89)      (.92)
                                           -------   -------   --------   --------   --------   --------
Net asset value, end of period..........   $ 11.13   $ 10.79   $  10.91   $  11.91   $  11.98   $  11.70
                                           -------   -------   --------   --------   --------   --------
Total Return @..........................      3.08%     7.48%     (1.68%)     6.31%     10.44%      4.15%
Net assets end of period (000s
  omitted)..............................   $90,900   $92,468   $101,153   $115,182   $105,200   $105,831
Ratio of expenses to average daily net
  assets................................       .52%*     .53%       .54%       .52%       .55%       .55%
Ratio of net investment income to
  average daily net assets..............      7.17%*    7.52%      6.78%      6.56%      7.11%      6.86%
Portfolio turnover rate.................        77%       74%        87%        96%       166%       171%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

FORTIS SERIES FUND, INC.

(Unaudited)

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (continued):

                                                               Year Ended December 31,
                                           ----------------------------------------------------------------
MULTISECTOR BOND SERIES                    2001**    2000 TRIANGLE     1999      1998      1997      1996
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.50      $ 10.26       $ 11.56   $ 10.65   $ 11.11   $ 11.30
                                           -------      -------       -------   -------   -------   -------
Operations:
  Investment income - net...............       .34          .65           .57       .30       .46       .57
  Net realized and unrealized gain
    (loss) on investments...............      (.06)        (.21)        (1.44)     1.13      (.45)     (.13)
                                           -------      -------       -------   -------   -------   -------
Total from operations...................       .28          .44          (.87)     1.43       .01       .44
                                           -------      -------       -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........        --         (.20)         (.35)     (.19)     (.37)     (.43)
  From net realized gains...............        --           --          (.08)     (.33)     (.10)     (.20)
                                           -------      -------       -------   -------   -------   -------
Total distributions to shareholders.....        --         (.20)         (.43)     (.52)     (.47)     (.63)
                                           -------      -------       -------   -------   -------   -------
Net asset value, end of period..........   $ 10.78      $ 10.50       $ 10.26   $ 11.56   $ 10.65   $ 11.11
                                           -------      -------       -------   -------   -------   -------
Total Return @..........................      2.67%        4.27%        (7.53%)   13.49%      .14%     3.32%
Net assets end of period (000s
  omitted)..............................   $27,938      $23,300       $24,926   $24,659   $20,692   $20,228
Ratio of expenses to average daily net
  assets................................       .87%*        .94%          .90%      .88%     1.10%     1.02%
Ratio of net investment income to
  average daily net assets..............      6.82%*       6.22%         3.83%     4.19%     4.41%     5.07%
Portfolio turnover rate.................        50%         284%          194%      190%      168%      129%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.
{/\} On March 15, 2000, Multisector Bond Series, formerly known as Global Bond Series, changed its investment objective in conjunction with a change in sub-advisor. As Global Bond Series, the Series invested principally in high quality U.S. and foreign government and corporate fixed income securities, the new investment objective of the fund is to invest in U.S. and foreign government obligations and fixed rate corporate debt including investment and non-investment grade bonds. The Series' sub-adviser changed from Mercury Asset Management International Ltd., to AIM Capital Management, Inc.

                                                            Year Ended December 31,
                                           ---------------------------------------------------------
HIGH YIELD SERIES                          2001**     2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  7.61   $  9.09   $  9.91   $ 10.77   $  9.83   $  9.74
                                           -------   -------   -------   -------   -------   -------
Operations:
  Investment income - net...............       .42       .99       .89       .75       .96      1.04
  Net realized and unrealized gain
    (loss) on investments...............      (.38)    (1.50)     (.80)     (.71)       --       .13
                                           -------   -------   -------   -------   -------   -------
Total from operations...................       .04      (.51)      .09       .04       .96      1.17
                                           -------   -------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........        --      (.97)     (.91)     (.83)     (.02)    (1.03)
  From net realized gains on
    investments.........................                  --        --      (.07)       --        --
  Excess distributions of net realized
    gains...............................                  --        --        --        --      (.05)
                                           -------   -------   -------   -------   -------   -------
Total distributions to shareholders.....        --      (.97)     (.91)     (.90)     (.02)    (1.08)
                                           -------   -------   -------   -------   -------   -------
Net asset value, end of period..........   $  7.65   $  7.61   $  9.09   $  9.91   $ 10.77   $  9.83
                                           -------   -------   -------   -------   -------   -------
Total Return @..........................       .56%    (6.40%)    1.17%      .62%     9.76%    10.52%
Net assets end of period (000s
  omitted)..............................   $54,171   $53,916   $68,166   $70,983   $59,228   $42,578
Ratio of expenses to average daily net
  assets................................       .56%*     .56%      .57%      .56%      .62%      .63%
Ratio of net investment income to
  average daily net assets..............     10.45%*   10.21%     9.19%     9.39%    10.31%    10.22%
Portfolio turnover rate.................        80%       68%       75%      120%      353%      235%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

--------------------------------------------------------------------------------

                                                               Year Ended December 31,
                                           ---------------------------------------------------------------
ASSET ALLOCATION SERIES                     2001**      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  19.31   $  22.78   $  21.09   $  17.62   $  16.99   $  15.90
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .29        .57        .54        .49        .59        .61
  Net realized and unrealized gain
    (loss) on investments...............      (1.45)      (.42)      3.27       3.02       2.82       1.38
                                           --------   --------   --------   --------   --------   --------
Total from operations...................      (1.16)       .15       3.81       3.51       3.41       1.99
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........         --       (.53)      (.49)      (.01)      (.59)      (.61)
  From net realized gains on
    investments.........................         --      (3.09)     (1.63)      (.03)     (2.19)      (.28)
  Excess distributions of net realized
    gains...............................         --         --         --         --         --       (.01)
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....         --      (3.62)     (2.12)      (.04)     (2.78)      (.90)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $  18.15   $  19.31   $  22.78   $  21.09   $  17.62   $  16.99
                                           --------   --------   --------   --------   --------   --------
Total Return @..........................      (6.05%)      .16%     19.56%     19.97%     20.24%     12.50%
Net assets end of period (000s
  omitted)..............................   $585,006   $665,369   $679,957   $593,878   $482,280   $397,712
Ratio of expenses to average daily net
  assets................................        .50%*      .51%       .52%       .51%       .53%       .54%
Ratio of net investment income to
  average daily net assets..............       2.69%*     2.87%      2.58%      2.64%      3.16%      3.66%
Portfolio turnover rate.................         69%       141%       178%       114%       113%       115%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.


AMERICAN LEADERS SERIES                    2001**     2000+
------------------------------------------------------------
Net asset value, beginning of period....   $ 10.80   $ 10.35
                                           -------   -------
Operations:
  Investment income - net...............       .03       .04
  Net realized and unrealized gain on
    investments.........................       .08       .47
                                           -------   -------
Total from operations...................       .11       .51
                                           -------   -------
Distributions to shareholders:
  From investment income - net..........        --      (.05)
  From net realized gains on
    investments.........................        --      (.01)
                                           -------   -------
Total distributions to shareholders.....        --      (.06)
                                           -------   -------
Net asset value, end of period..........   $ 10.91   $ 10.80
                                           -------   -------
Total return @..........................      1.02%     4.85%
Net assets end of period (000s
  omitted)..............................   $12,989   $ 7,836
Ratio of expenses to average daily net
  assets................................      1.10%*    1.25%*(a)
Ratio of net investment income to
  average daily net assets..............       .73%*     .80%*(a)
Portfolio turnover rate.................         9%       27%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ This is the total return during the period, including reinvestment of all dividend and capital gains distributions.
+ For the period May 1, 2000 (commencement of operations) to June 30, 2000. The fund's inception was April 3, 2000, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000, through May 1, 2000, as the fund's shares were not registered during that period.
(a) Advisers has voluntarily undertaken to limit annual expenses for American Leader Series (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets. For the period presented, had a waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.50% and 55%, respectively.

FORTIS SERIES FUND, INC.

(Unaudited)

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (continued):

                                                             Year Ended December 31,
                                           -----------------------------------------------------------
VALUE SERIES                                2001**      2000      1999      1998      1997      1996+
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  17.38   $  15.65   $ 14.38   $ 13.42   $ 11.38   $ 10.27
                                           --------   --------   -------   -------   -------   -------
Operations:
  Investment income - net...............        .05        .14       .13       .16       .12       .14
  Net realized and unrealized gain on
    investments.........................        .54       2.68      1.15      1.13      2.75      1.10
                                           --------   --------   -------   -------   -------   -------
Total from operations...................        .59       2.82      1.28      1.29      2.87      1.24
                                           --------   --------   -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........         --       (.13)       --      (.16)     (.13)     (.13)
  From net realized gains...............         --       (.96)     (.01)     (.17)     (.70)       --
                                           --------   --------   -------   -------   -------   -------
Total distributions to shareholders.....         --      (1.09)     (.01)     (.33)     (.83)     (.13)
                                           --------   --------   -------   -------   -------   -------
Net asset value, end of period..........   $  17.97   $  17.38   $ 15.65   $ 14.38   $ 13.42   $ 11.38
                                           --------   --------   -------   -------   -------   -------
Total Return @..........................       3.38%     18.49%     8.96%     9.64%    25.24%    11.49%
Net assets end of period (000s
  omitted)..............................   $134,921   $111,590   $94,583   $87,604   $55,058   $13,951
Ratio of expenses to average daily net
  assets................................        .72%*      .76%      .78%      .76%      .83%      .87%*
Ratio of net investment income to
  average daily net assets..............        .80%*      .87%      .85%     1.26%     1.41%     1.72%*
Portfolio turnover rate.................        120%       171%      211%      332%      121%       36%

*      Annualized.
**     For the six-month period ended June 30, 2001.
+ For the period May 1, 1996 (commencement of operations) to December 31, 1996. The fund's inception was March 28, 1996, when initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act until May 1, 1996. Information is not presented for the period from March 28, 1996, through May 1, 1996, as the fund's shares were not registered during that period.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.


CAPITAL OPPORTUNITIES SERIES               2001**     2000+
------------------------------------------------------------
Net asset value, beginning of period....   $  9.37   $ 10.61
                                           -------   -------
Operations:
  Investment income (loss) - net........        --      (.01)
  Net realized and unrealized gain
    (loss) on investments...............     (1.10)    (1.23)
                                           -------   -------
Total from operations...................     (1.10)    (1.24)
                                           -------   -------
Net asset value, end of period..........   $  8.27   $  9.37
                                           -------   -------
Total return @..........................    (11.72%)  (11.68%)
Net assets end of period (000s
  omitted)..............................   $23,109   $16,162
Ratio of expenses to average daily net
  assets................................      1.12%*    1.31%(a)*
Ratio of net investment income to
  average daily net assets..............      (.05%)*    (.12%)(a)*
Portfolio turnover rate.................        43%       63%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ This is the fund's total return during the period, including reinvestment of all dividend and capital gains distributions.
+ For the period May 1, 2000, (commencement of operations) to December 31, 2000. The fund's inception was April 3, 2000, when initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000, through May 1, 2000, as the fund's shares were not registered during that period.
(a) Advisers has voluntarily undertaken to limit annual expenses for Capital Opportunities Series (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.38% and (.19%), respectively.

--------------------------------------------------------------------------------

                                                               Year Ended December 31,
                                           ---------------------------------------------------------------
GROWTH & INCOME SERIES                      2001**      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  19.82   $  21.94   $  21.23   $  18.76   $  15.16   $  12.83
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income - net...............        .11        .28        .33        .48        .40        .34
  Net realized and unrealized gain
    (loss) on investments...............       (.88)       .85       1.81       2.00       3.80       2.54
                                           --------   --------   --------   --------   --------   --------
Total from operations...................       (.77)      1.13       2.14       2.48       4.20       2.88
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........         --       (.34)      (.50)        --       (.39)      (.34)
  From net realized gains on
    investments.........................         --      (2.91)      (.93)      (.01)      (.21)      (.21)
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....         --      (3.25)     (1.43)      (.01)      (.60)      (.55)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $  19.05   $  19.82   $  21.94   $  21.23   $  18.76   $  15.16
                                           --------   --------   --------   --------   --------   --------
Total Return @..........................      (3.91%)     5.13%     10.72%     13.21%     27.69%     21.51%
Net assets end of period (000s
  omitted)..............................   $260,905   $291,918   $317,186   $312,939   $244,970   $134,932
Ratio of expenses to average daily net
  assets................................        .67%*      .67%       .69%       .67%       .70%       .76%
Ratio of net investment income to
  average daily net assets..............        .90%*     1.23%      1.41%      2.45%      2.63%      2.38%
Portfolio turnover rate.................         94%       101%        95%        30%        11%        20%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

                                                              Year Ended December 31,
                                           --------------------------------------------------------------
S&P 500 INDEX SERIES                        2001**      2000       1999       1998       1997      1996+
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  20.15   $  22.66   $  18.83   $  14.93   $  11.47   $ 10.09
                                           --------   --------   --------   --------   --------   -------
Operations:
  Investment income - net...............        .08        .17        .17        .16        .12       .10
  Net realized and unrealized gain
    (loss) on investments...............      (1.47)     (2.28)      3.66       4.03       3.58      1.37
                                           --------   --------   --------   --------   --------   -------
Total from operations...................      (1.39)     (2.11)      3.83       4.19       3.70      1.47
                                           --------   --------   --------   --------   --------   -------
Distributions to shareholders:
  From investment income - net..........         --       (.16)        --       (.16)      (.12)     (.09)
  From net realized gains on
    investments.........................         --       (.24)        --       (.13)      (.12)       --
                                           --------   --------   --------   --------   --------   -------
Total distributions to shareholders.....         --       (.40)        --       (.29)      (.24)     (.09)
                                           --------   --------   --------   --------   --------   -------
Net asset value, end of period..........   $  18.76   $  20.15   $  22.66   $  18.83   $  14.93   $ 11.47
                                           --------   --------   --------   --------   --------   -------
Total Return @..........................      (6.90%)    (9.53%)    20.34%     28.11%     32.32%    14.29%
Net assets end of period (000s
  omitted)..............................   $354,081   $391,475   $424,773   $252,832   $109,572   $21,979
Ratio of expenses to average daily net
  assets................................        .44%*      .45%       .46%       .46%       .51%      .79%*
Ratio of net investment income to
  average daily net assets..............        .82%*      .78%       .92%      1.17%      1.41%     1.47%*
Portfolio turnover rate.................          2%         8%         3%         3%         5%        6%

*      Annualized.
**     For the six-month period ended June 30, 2001.
+      For the period May 1, 1995 (commencement of operations) to
       December 31, 1996. The fund's inception was March 28, 1996, when initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1996. Information is not presented for the period from March 28, 1996, through May 1, 1996, as the fund's shares were not registered during that period.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

FORTIS SERIES FUND, INC.

(Unaudited)

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (continued):

                                                              Year Ended December 31,
                                           -------------------------------------------------------------
BLUE CHIP STOCK SERIES                      2001**      2000       1999       1998      1997      1996+
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  19.63   $  21.93   $  18.58   $  14.76   $ 11.67   $ 10.07
                                           --------   --------   --------   --------   -------   -------
Operations:
  Investment income (loss) - net........         --       (.02)       .02        .05       .07       .07
  Net realized and unrealized gain
    (loss) on investments...............      (2.03)      (.41)      3.65       4.09      3.08      1.60
                                           --------   --------   --------   --------   -------   -------
Total from operations...................      (2.03)      (.43)      3.67       4.14      3.15      1.67
                                           --------   --------   --------   --------   -------   -------
Distributions to shareholders:
  From investment income - net..........         --         --       (.02)      (.06)     (.06)     (.07)
  From net realized gains on
    investments.........................         --      (1.87)      (.30)      (.26)       --        --
                                           --------   --------   --------   --------   -------   -------
Total distributions to shareholders.....         --      (1.87)      (.32)      (.32)     (.06)     (.07)
                                           --------   --------   --------   --------   -------   -------
Net asset value, end of period..........   $  17.60   $  19.63   $  21.93   $  18.58   $ 14.76   $ 11.67
                                           --------   --------   --------   --------   -------   -------
Total Return @..........................     (10.33%)    (2.47%)    19.88%     28.07%    27.00%    16.24%
Net assets end of period (000s
  omitted)..............................   $262,862   $293,654   $284,229   $182,921   $78,729   $17,606
Ratio of expenses to average daily net
  assets................................        .91%*      .92%       .92%       .94%     1.02%     1.13%*
Ratio of net investment income to
  average daily net assets..............       (.03%)*     (.09%)      .10%      .41%      .75%      .82%*
Portfolio turnover rate.................         24%        52%        40%        34%       24%       17%

*      Annualized.
**     For the six-month period ended June 30, 2001.
+ For the period May 1, 1996 (commencement of operations) to December 31, 1996. The fund's inception was March 28, 1996, when initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1996. Information is not presented for the period from March 28, 1996, through May 1, 1996, as the fund's shares were not registered during that period.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.


BLUE CHIP STOCK SERIES II                  2001**     2000+
------------------------------------------------------------
Net asset value, beginning of period....   $  9.12   $ 10.36
                                           -------   -------
Operations:
  Investment income (loss) - net........        --      (.01)
  Net realized and unrealized gain
    (loss) on investments...............     (1.37)    (1.23)
                                           -------   -------
Total from operations...................     (1.37)    (1.24)
                                           -------   -------
Net asset value, end of period..........   $  7.75   $  9.12
                                           -------   -------
Total Return @..........................    (15.07%)  (11.95%)
Net assets end of period (000s
  omitted)..............................   $20,033   $15,186
Ratio of expenses to average daily net
  assets................................      1.16%*    1.38%*(a)
Ratio of net investment income to
  average daily net assets..............      (.08%)*    (.16%)*(a)
Portfolio turnover rate.................         5%       18%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ This is the total return during the period, including reinvestment of all dividend and capital gains distributions.
+ For the period May 1, 2000 (commencement of operations) to December 31, 2000. The fund's inception was April 3, 2000, when initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000, through May 1, 2000, as the fund's shares were not registered during that period.
(a) Advisers has voluntarily undertaken to limit annual expenses for Blue Chip Stock II (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.30% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.50% and (.28%), respectively.

--------------------------------------------------------------------------------

                                                              Year Ended December 31,
                                           -------------------------------------------------------------
INTERNATIONAL STOCK SERIES                  2001**      2000       1999       1998      1997      1996
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  15.07   $  17.94   $  14.48   $  13.36   $ 12.44   $ 11.27
                                           --------   --------   --------   --------   -------   -------
Operations:
  Investment income - net...............        .10        .06        .18        .15       .13       .20
  Net realized and unrealized gain
    (loss) on investments...............      (2.15)     (1.78)      3.30       2.03      1.35      1.48
                                           --------   --------   --------   --------   -------   -------
Total from operations...................      (2.05)     (1.72)      3.48       2.18      1.48      1.68
                                           --------   --------   --------   --------   -------   -------
Distributions to shareholders:
  From investment income - net..........         --       (.47)      (.01)      (.26)     (.15)     (.21)
  From net realized gains on
    investments.........................         --       (.68)      (.01)      (.80)     (.41)     (.30)
                                           --------   --------   --------   --------   -------   -------
Total distributions to shareholders.....         --      (1.15)      (.02)     (1.06)     (.56)     (.51)
                                           --------   --------   --------   --------   -------   -------
Net asset value, end of period..........   $  13.02   $  15.07   $  17.94   $  14.48   $ 13.36   $ 12.44
                                           --------   --------   --------   --------   -------   -------
Total Return @..........................     (13.59%)    (9.79%)    23.99%     16.47%    11.99%    14.02%
Net assets end of period (000s
  omitted)..............................   $124,842   $149,229   $143,969   $103,056   $79,142   $52,331
Ratio of expenses to average daily net
  assets................................        .92%*      .93%       .94%       .94%     1.08%     1.15%
Ratio of net investment income to
  average daily net assets..............       1.45%*      .85%      1.26%      1.20%     1.10%     1.71%
Portfolio turnover rate.................         25%        44%        29%        44%       30%       27%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

                                                               Year Ended December 31,
                                           ----------------------------------------------------------------
INTERNATIONAL STOCK SERIES SERIES II       2001**    2000 TRIANGLE     1999      1998      1997      1996
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.15      $ 13.17       $ 14.32   $ 13.29   $ 12.34   $ 11.42
                                           -------      -------       -------   -------   -------   -------
Operations:
  Investment income (loss) - net........       .04         (.14)          .22       .28       .28       .36
  Net realized and unrealized gain
    (loss) on investments...............     (1.77)        (.89)         (.34)     1.81      1.39      1.19
                                           -------      -------       -------   -------   -------   -------
Total from operations...................     (1.73)       (1.03)         (.12)     2.09      1.67      1.55
                                           -------      -------       -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........        --         (.02)         (.24)     (.31)     (.26)     (.38)
  From net realized gains on
    investments.........................        --         (.97)         (.79)     (.75)     (.46)     (.25)
                                           -------      -------       -------   -------   -------   -------
Total distributions to shareholders.....        --         (.99)        (1.03)    (1.06)     (.72)     (.63)
                                           -------      -------       -------   -------   -------   -------
Net asset value, end of period..........   $  9.42      $ 11.15       $ 13.17   $ 14.32   $ 13.29   $ 12.34
                                           -------      -------       -------   -------   -------   -------
Total Return @..........................    (15.45%)      (8.17%)        (.87%)   15.96%    13.51%    12.72%
Net assets end of period (000s
  omitted)..............................   $36,794      $46,235       $66,067   $69,086   $52,482   $37,307
Ratio of expenses to average daily net
  assets................................      1.08%*       1.06%         1.02%     1.01%     1.16%     1.20%
Ratio of net investment income to
  average daily net assets..............       .79%*       1.72%         2.26%     2.13%     2.42%     3.01%
Portfolio turnover rate.................        10%         130%           59%       69%       51%       46%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.
{/\} Effective September 1, 2000, Global Asset Allocation Series changed sub-adviser and fund investment objective. The Series' new name is International Stock Series II. The investment objective of the Series was to maximize total return, to be derived primarily from capital appreciation, dividends and interest, by following a flexible asset allocation strategy investing in global securities. The new investment objective is long term growth of capital through investments primarily in the common stocks of well established, non-U.S. companies and diversified broadly among developed and emerging countries. The Series' sub-adviser changed from Morgan Stanley Asset Management Ltd., to T. Rowe Price International, Inc.

FORTIS SERIES FUND, INC.

(Unaudited)

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (continued):

                                                  Year Ended December 31,
                                           -------------------------------------
MID CAP STOCK SERIES                       2001**     2000      1999      1998+
--------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.31   $ 10.68   $  9.64   $  9.94
                                           -------   -------   -------   -------
Operations:
  Investment income - net...............        --       .02       .01       .02
  Net realized and unrealized gain
    (loss) on investments...............      (.21)      .93      1.04      (.30)
                                           -------   -------   -------   -------
Total from operations...................      (.21)      .95      1.05      (.28)
                                           -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........        --      (.02)     (.01)     (.02)
  From net realized gains...............        --     (1.30)       --        --
                                           -------   -------   -------   -------
Total distributions to shareholders.....        --     (1.32)     (.01)     (.02)
                                           -------   -------   -------   -------
Net asset value, end of period..........   $ 10.10   $ 10.31   $ 10.68   $  9.64
                                           -------   -------   -------   -------
Total Return @..........................     (2.06%)    8.71%    10.97%    (2.89%)
Net assets end of period (000s
  omitted)..............................   $43,378   $37,767   $24,800   $12,995
Ratio of expenses to average daily net
  assets................................      1.01%*    1.05%     1.18%     1.25%*(a)
Ratio of net investment income to
  average daily net assets..............       .05%*     .18%      .15%      .19%*(a)
Portfolio turnover rate.................        39%      123%       73%       66%

*      Annualized.
**     For the six-month period ended June 30, 2001.
+ For the period May 1, 1998 (commencement of operations) to December 31, 1998. The fund's inception was March 25, 1998, when initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25 1998, through May 1, 1998, as the fund's shares were not registered during that period.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.
(a) Advisers has voluntarily undertaken to limit annual expenses for Mid Cap Growth Series (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charge and expenses) to 1.25% of average net assets. For the period presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.40% and .04%, respectively.

                                                  Year Ended December 31,
                                           -------------------------------------
SMALL CAP VALUE SERIES                     2001**     2000      1999      1998+
--------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.74   $ 10.20   $  9.28   $  9.96
                                           -------   -------   -------   -------
Operations:
  Investment income - net...............       .08       .17       .12       .07
  Net realized and unrealized gain
    (loss) on investments...............      1.84      2.54      1.27      (.62)
                                           -------   -------   -------   -------
Total from operations...................      1.92      2.71      1.39      (.55)
                                           -------   -------   -------   -------
Distributions to shareholders:
  From investment income - net..........        --      (.17)     (.11)     (.07)
  From net realized gains...............        --     (1.00)     (.36)     (.06)
                                           -------   -------   -------   -------
Total distributions to shareholders.....        --     (1.17)     (.47)     (.13)
                                           -------   -------   -------   -------
Net asset value, end of period..........   $ 13.66   $ 11.74   $ 10.20   $  9.28
                                           -------   -------   -------   -------
Total Return @..........................     16.36%    27.00%    15.34%    (5.48%)
Net assets end of period (000s
  omitted)..............................   $90,027   $58,027   $39,171   $16,503
Ratio of expenses to average daily net
  assets................................       .95%*    1.03%     1.04%     1.24%*
Ratio of net investment income to
  average daily net assets..............      1.37%*    1.71%     1.57%     1.56%*
Portfolio turnover rate.................        28%       90%       68%       57%

*      Annualized.
**     For the six-month period ended June 30, 2001.
+ For the period May 1, 1998 (commencement of operations) to December 31, 1998. The fund's inception was March 25, 1998, when initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25, 1998 through May 1, 1998, as the fund's shares were not registered during that period.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

--------------------------------------------------------------------------------

                                                               Year Ended December 31,
                                           ---------------------------------------------------------------
GLOBAL GROWTH SERIES                        2001**      2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  25.41   $  34.72   $  22.57   $  20.29   $  19.00   $  15.97
                                           --------   --------   --------   --------   --------   --------
Operations:
  Investment income (loss) - net........        .07       (.01)        --        .03        .02        .03
  Net realized and unrealized gain
    (loss) on investments...............      (5.12)     (5.50)     12.78       2.27       1.27       3.03
                                           --------   --------   --------   --------   --------   --------
Total from operations...................      (5.05)     (5.51)     12.78       2.30       1.29       3.06
                                           --------   --------   --------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........         --       (.25)      (.03)      (.02)        --       (.03)
  From net realized gains...............         --      (3.55)      (.60)        --         --         --
                                           --------   --------   --------   --------   --------   --------
Total distributions to shareholders.....         --      (3.80)      (.63)      (.02)        --       (.03)
                                           --------   --------   --------   --------   --------   --------
Net asset value, end of period..........   $  20.36   $  25.41   $  34.72   $  22.57   $  20.29   $  19.00
                                           --------   --------   --------   --------   --------   --------
Total Return @..........................     (19.86%)   (17.81%)    57.68%     11.36%      6.82%     19.10%
Net assets end of period (000s
  omitted)..............................   $307,512   $403,516   $474,180   $351,476   $353,255   $319,831
Ratio of expenses to average daily net
  assets................................        .76%*      .75%       .77%       .75%       .79%       .79%
Ratio of net investment income to
  average daily net assets..............        .62%*       --       (.01%)      .12%       .12%       .15%
Portfolio turnover rate.................        160%        26%        44%        32%        35%        14%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.


GLOBAL EQUITY SERIES                       2001**     2000+
------------------------------------------------------------
Net asset value, beginning of period....   $  9.58   $ 10.28
                                           -------   -------
Operations:
  Investment income - net...............       .02       .01
  Net realized and unrealized gain
    (loss) on investments...............      (.69)     (.68)
                                           -------   -------
Total from operations...................      (.67)     (.67)
                                           -------   -------
Distributions to shareholders:
  From investment income - net..........        --      (.03)
                                           -------   -------
Net asset value, end of period..........   $  8.91   $  9.58
                                           -------   -------
Total Return @..........................     (7.00%)   (6.55%)
Net assets end of period (000s
  omitted)..............................   $11,300   $ 9,833
Ratio of expenses to average daily net
  assets................................      1.44%*    1.43%*(a)
Ratio of net investment income to
  average daily net assets..............       .45%*     .33%*(a)
Portfolio turnover rate.................        33%       53%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ This is the total return during the period, including reinvestment of all dividend and capital gains distributions.
+ For the period May 1, 2000 (commencement of operations) to June 30, 2000. The fund's inception was April 3, 2000, when it was initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000, through May 1, 2000, as the fund's shares were not registered during that period.
(a) Advisers has voluntarily undertaken to limit annual expenses for Global Equity Series (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.35% of the average net assets until the portfolio reaches $10,000,000 in average net assets. For the period presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.86% and (.10%), respectively.

FORTIS SERIES FUND, INC.

(Unaudited)

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS (continued):

                                                  Year Ended December 31,
                                           -------------------------------------
LARGE CAP GROWTH SERIES                    2001**     2000      1999      1998+
--------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.86   $ 15.05   $ 12.04   $ 10.16
                                           -------   -------   -------   -------
Operations:
  Investment income (loss) - net........      (.01)     (.03)     (.01)       --
  Net realized and unrealized gain
    (loss) on investments...............     (1.27)    (2.59)     3.28      1.88
                                           -------   -------   -------   -------
Total from operations...................     (1.28)    (2.62)     3.27      1.88
                                           -------   -------   -------   -------
Distributions to shareholders:
  From net realized gains...............        --      (.57)     (.26)       --
                                           -------   -------   -------   -------
Net asset value, end of period..........   $ 10.58   $ 11.86   $ 15.05   $ 12.04
                                           -------   -------   -------   -------
Total Return @..........................    (10.78%)  (17.95%)   27.22%    18.61%
Net assets end of period (000s
  omitted)..............................   $93,532   $98,814   $87,061   $19,121
Ratio of expenses to average daily net
  assets................................       .95%*     .96%      .97%     1.25%*(a)
Ratio of net investment income to
  average daily net assets..............      (.09%)*    (.27%)    (.09%)     .03%*(a)
Portfolio turnover rate.................        42%       68%       50%       36%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.
+ For the period May 1, 1998 (commencement of operations) to December 31, 1998. The fund's inception was March 25, 1998, when initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 1998. Information is not presented for the period from March 25 1998, through May 1, 1998, as the fund's shares were not registered during that period.
(a) Advisers has voluntarily undertaken to limit annual expenses for Large Cap Growth Series (exclusive of interest, taxes, brokerage commission and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets. For the period presented, had the waiver and reimbursement of expenses not been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.27% and .01%, respectively.

                                              Year Ended
                                             December 31,
                                           -----------------
INVESTORS GROWTH SERIES                    2001**     2000+
------------------------------------------------------------
Net asset value, beginning of period....   $  9.35   $ 10.42
                                           -------   -------
Operations:
  Investment income (loss) - net........      (.01)     (.02)
  Net realized and unrealized gain
    (loss) on investments...............     (1.53)    (1.04)
                                           -------   -------
Total from operations...................     (1.54)    (1.06)
                                           -------   -------
Distributions to shareholders:
  From net realized gains on
    investments.........................        --      (.01)
                                           -------   -------
Net asset value, end of period..........   $  7.81   $  9.35
                                           -------   -------
Total return @..........................    (16.45%)  (10.16%)
Net assets end of period (000s
  omitted)..............................   $17,625   $14,052
Ratio of expenses to average daily net
  assets................................      1.31%*    1.39%*(a)
Ratio of net investment income to
  average daily net assets..............      (.29%)*    (.28%)*(a)
Portfolio turnover rate.................       152%      164%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ This is the total returns during the period, including reinvestment of all dividend and capital gains distributions.
+ For the period May 1, 2000 (commencement of operations) to December 3, 2000. The fund's inception was April 3, 2000, when initially capitalized. However, the fund's shares did not become effectively registered under the Securities Act of 1933 until May 1, 2000. Information is not presented for the period from April 3, 2000 through May 1, 2000, as the fund's shares were not registered during that period.
(a) Advisers has voluntarily undertaken to limit annual expenses for Investors Growth (exclusive of interest, taxes, brokerage commissions and non-recurring extraordinary charges and expenses) to 1.25% of the average net assets until the fund reaches $10,000,000 in average net assets. For the period presented, had the waiver and reimbursement of expenses been in effect, the ratios of expenses and net investment income to average daily net assets would have been 1.53% and (.42%), respectively.

--------------------------------------------------------------------------------

                                                                 Year Ended December 31,
                                           -------------------------------------------------------------------
GROWTH STOCK SERIES                         2001**       2000         1999        1998       1997       1996
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  40.66   $    45.14   $    41.09   $  36.64   $  32.59   $  28.09
                                           --------   ----------   ----------   --------   --------   --------
Operations:
  Investment income (loss) - net........        .03         (.03)        (.05)       .09        .12        .12
  Net realized and unrealized gain
    (loss) on investments...............      (6.76)        2.99        17.42       6.40       3.93       4.50
                                           --------   ----------   ----------   --------   --------   --------
Total from operations...................      (6.73)        2.96        17.37       6.49       4.05       4.62
                                           --------   ----------   ----------   --------   --------   --------
Distributions to shareholders:
  From investment income - net..........         --           --         (.09)      (.13)        --       (.12)
  From net realized gains on
    investments.........................         --        (7.44)      (13.23)     (1.91)        --         --
                                           --------   ----------   ----------   --------   --------   --------
Total distributions to shareholders.....         --        (7.44)      (13.32)     (2.04)        --       (.12)
                                           --------   ----------   ----------   --------   --------   --------
Net asset value, end of period..........   $  33.93   $    40.66   $    45.14   $  41.09   $  36.64   $  32.59
                                           --------   ----------   ----------   --------   --------   --------
Total Return @..........................     (16.55%)       3.99%       55.17%     19.01%     12.42%     16.41%
Net assets end of period (000s
  omitted)..............................   $854,385   $1,063,005   $1,044,728   $762,354   $707,155   $661,217
Ratio of expenses to average daily net
  assets................................        .65%*        .64%         .66%       .65%       .66%       .67%
Ratio of net investment income to
  average daily net assets..............        .16%*       (.08%)       (.18%)      .21%       .33%       .39%
Portfolio turnover rate.................        139%         120%         175%       106%        19%        30%

*      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

                                                              Year Ended December 31,
                                           --------------------------------------------------------------
AGGRESSIVE GROWTH SERIES                    2001**      2000       1999       1998       1997      1996
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $  23.73   $  33.79   $  16.70   $  13.81   $  13.62   $ 12.68
                                           --------   --------   --------   --------   --------   -------
Operations:
  Investment income (loss) - net........        .02         --       (.04)       .01        .03       .03
  Net realized and unrealized gain
    (loss) on investments...............      (3.51)     (3.06)     17.86       2.91        .16       .94
                                           --------   --------   --------   --------   --------   -------
Total from operations...................      (3.49)     (3.06)     17.82       2.92        .19       .97
                                           --------   --------   --------   --------   --------   -------
Distributions to shareholders:
  From investment income - net..........         --         --       (.01)      (.03)        --      (.03)
  From net realized gains on
    investments.........................         --      (7.00)      (.72)        --         --        --
                                           --------   --------   --------   --------   --------   -------
Total distributions to shareholders.....         --      (7.00)      (.73)      (.03)        --      (.03)
                                           --------   --------   --------   --------   --------   -------
Net asset value, end of period..........   $  20.24   $  23.73   $  33.79   $  16.70   $  13.81   $ 13.62
                                           --------   --------   --------   --------   --------   -------
Total Return @..........................     (14.70%)   (15.08%)   109.25%     21.17%      1.43%     7.64%
Net assets end of period (000s
  omitted)..............................   $299,164   $352,615   $333,158   $149,860   $122,455   $96,931
Ratio of expenses to average daily net
  assets................................        .68%*      .66%       .72%       .72%       .76%      .78%
Ratio of net investment income to
  average daily net assets..............        .23%*      .01%      (.22%)      .06%       .24%      .22%
Portfolio turnover rate.................        103%       160%       264%       135%        25%       22%

@      Annualized.
**     For the six-month period ended June 30, 2001.
@ These are the total returns during the periods, including reinvestment of all dividend and capital gains distributions.

DIRECTORS AND OFFICERS

DIRECTORS
              Allen R. Freedman          DIRECTOR, FORTIS, INC., PRIOR TO JULY
                                           2000, CHAIRMAN AND CHIEF EXECUTIVE
                                           OFFICER, FORTIS, INC., AND MANAGING
                                           DIRECTOR OF FORTIS INTERNATIONAL,
                                           N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Jean L. King               PRESIDENT, COMMUNI-KING
              Phillip O. Peterson        MUTUAL FUND INDUSTRY CONSULTANT;
                                           PARTNER OF KPMG LLP, THROUGH JUNE
                                           1999
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995,
                                           VICE PRESIDENT AND TREASURER,
                                           JOSTENS, INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel F. Schenker           SENIOR VICE PRESIDENT, MARKETING AND
                                           NEW BUSINESS DEVELOPMENT, SELECT
                                           COMFORT CORPORATION, PRIOR TO 2000,
                                           MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Dr. Lemma W. Senbet        THE WILLIAM E. MAYER PROFESSOR OF
                                           FINANCE AND CHAIR, FINANCE
                                           DEPARTMENT, UNIVERSITY OF MARYLAND,
                                           COLLEGE PARK, MD, CONSULTANT,
                                           INTERNATIONAL FINANCIAL INSTITUTIONS
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

David M. Znamierowski
  PRESIDENT
Robert W. Beltz, Jr.
  VICE PRESIDENT
Peter W. Cummins
  VICE PRESIDENT
Kevin J. Carr
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
George R. Jay
  VICE PRESIDENT
Stephen T. Joyce
  VICE PRESIDENT
David N. Levenson
  VICE PRESIDENT
Thomas M. Marra
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
John C. Walters
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER              HL Investment Advisors, LLC
                                P.O. BOX 1744, HARTFORD, CT 06144-1744

REGISTRAR AND TRANSFER AGENT    Hartford Administrative Services Company
                                P.O. BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Woodbury Financial Services, Inc.
                                P.O. BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

[LOGO]
FORTIS
SOLID PARTNERS, FLEXIBLE SOLUTIONS-SM-

Fortis Benefits Insurance Company provides annuity and life insurance products designed to simplify your financial life.

Insurance products issued by
Fortis Benefits Insurance Company
P.P. Box 64284, St. Paul, MN 55164-0284

Underwritten and distributed through
Woodbury Financial Services, Inc.
Member NASD, SIPC
P.O. Box 64284, St. Paul, MN 55164-0284

Investment management provided by
HL Investment Advisors, LLC
P.O. Box 2999, Hartford, CT 06104-2999

FORTIS BENEFITS INSURANCE COMPANY                                 PRSRT STD
P.O. Box 64284                                                   U.S. Postage
St. Paul, MN 55164-0284                                              PAID
                                                                 THE HARTFORD

Fortis Series Fund, Inc.

The Fortis brandmark and Fortis-Registered Trademark- are servicemarks of Fortis (B) and Fortis (NL).

59475 8/01